AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2014
                                                      REGISTRATION NO. 033-61122
                                                               AND NO. 811-04819

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER [_]

                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO. [_]

                      POST-EFFECTIVE AMENDMENT NO. 25 [X]

                                      AND

                        REGISTRATION STATEMENT UNDER [_]

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 48 [X]

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            10350 Ormsby Park Place

                              Louisville, KY 40223
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                             CRAIG A. HAWLEY, ESQ.
                         GENERAL COUNSEL AND SECRETARY
                   Jefferson National Life Insurance Company
                            10350 Ormsby Park Place
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

       [_] immediately upon filing pursuant to paragraph (b) of Rule 485

            [X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

       [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             [_] on      , pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

    [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

    Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts


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                           Jefferson National [LOGO]

                                                                  MAXIFLEX GROUP

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT C



                                                          MAY 1, 2014 PROSPECTUS

                               Maxiflex Group
           Group Flexible Premium Deferred Fixed/variable Annuity
          Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C AND
                 JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

  The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts. Non-qualified Contracts are no longer offered for sale.

  The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

  Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.

  The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
o Address for correspondence sent via courier or overnight mail:10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed and may be subject to loss of principal

      Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our website or by contacting the Company at (866) 667-0561.

      You should only rely on information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents                                                           Page

Definitions...................................................................4
Highlights....................................................................5
Fee Table.....................................................................6
Condensed Financial Information...............................................7
Jefferson National............................................................8
Contract Owner Inquiries......................................................8
Financial Statements..........................................................8
The Variable Account..........................................................8
   Variable Account Investment Options........................................8
   Administrative, Marketing and Support Services Fees........................9
   Voting Rights..............................................................9
Fixed Account.................................................................9
The Contract..................................................................9
   Application for Contract...................................................10
Accumulation Provisions.......................................................10
   Purchase Payments..........................................................10
   Allocation of Purchase Payments............................................10
   Ten-Day Right to Review....................................................10
   Accumulation Units.........................................................10
   Accumulation Unit Values...................................................10
Transfers.....................................................................11
   Early Cut Off Times........................................................11
   How You Can Make Transfers.................................................11
   Excessive Trading Limits...................................................11
   Frequent Trading...........................................................12
   Dollar Cost Averaging......................................................12
   Rebalancing................................................................13
   Advisory Fee Withdrawals...................................................13
   Interest Sweep Program.....................................................13
   Withdrawals................................................................13
   Suspension of Payments.....................................................13
Restrictions Under Optional Retirement Programs...............................13
Restrictions Under Section 403(b) Plans.......................................14
Conversion to Individual Contract Upon Termination in Plan....................14
Systematic Withdrawal Plan....................................................14
Loans.........................................................................14
Charges and Deductions........................................................14
   Withdrawal Charge..........................................................14
   Administrative Charge......................................................15
   Mortality and Expense Risk Charge..........................................15
   Premium Taxes..............................................................15
   Investment Portfolio Expenses..............................................15
   Reduction or Elimination of Contract Charges...............................15
   Other Charges..............................................................15
Death Benefits................................................................15
The Annuity Period............................................................16
   Optional Annuity Period Elections..........................................16
   Annuity Options............................................................16

   Transfers During the Annuity Period........................................17
   Death Benefit Amount During the Annuity Period.............................17
Taxes.........................................................................17
   Annuity Contracts in General...............................................18
   Tax Status of the Contracts................................................18
   Taxation of Non-Qualified Contracts........................................18
   Taxation of Qualified Contracts............................................20
   Possible Tax Law Changes...................................................20
General Matters...............................................................20
   Distribution of Contracts..................................................20
   Legal Proceedings..........................................................21
   Independent Registered Public Accounting Firm..............................21
Appendix A--More Information About the Investment Portfolios..................22
Appendix B--Condensed Financial Information...................................26
Appendix C--Deductions For Taxes - Qualified and Nonqualified
   Annuity Contracts..........................................................45
Privacy Policy................................................................46
Table of Contents of the Statement of Additional Information..................47

Definitions

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments. If the Contract is owned by a non-natural owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

      ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. If a prior date is not selected, the Annuity Date is the Maximum Maturity Date.

      ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

      CODE: Internal Revenue Code of 1986, as amended.

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTRACT(S): The Maxiflex group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but, may be longer as required by applicable law.

      INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may choose to set a target allocation to various Sub-Accounts, or the Fixed Account (if available). The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

      INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

      MAXIMUM MATURITY DATE: The date on which the Annuitant attains age
100.

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

      VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

      VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into Sub-accounts.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

      WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

      The group flexible premium variable annuity contract that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The contract is intended to be used to accumulate money for retirement. The Contract provides for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 5% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances.

      If you are considering purchasing this Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contract are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

      These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

      RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities
(TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

      DEATH BENEFIT: This Contract includes a standard minimum death benefit that is provided by Us. This benefit is described in detail under the heading "Death Benefits."

      LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

      ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you or the Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law), we will cancel the Contract without assessing a Withdrawal Charge. We deem this period as ending 15 days after we mail the Contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Participant Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)(1)               5%
Transfer Fee..................................................              None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

Annual Contract Fee(2)...............................  $15 per contract per year
Annual Expenses of the Variable Account
(as a percentage of average Variable Account
Investment Option value under the Contract)
Mortality and Expense Fees(3)........................             1.00%
Other Fees...........................................              None
Total Annual Expenses of the Variable Account........             1.00%

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                        Minimum       Maximum

Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management fees,          Gross: 0.28%  Gross: 5.12%
distribution and/or service (12b-1) fees, and
other expenses)(4)...................................  Net: 0.28%    Net: .3.59%

(1) The Withdrawal Charge decreases to zero over time.

(2) We reserve the right to reduce or waive the fee.

(3) Jefferson National has guaranteed the total of the investment management fees charged against the JNF Equity Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF Chicago Equity Partners Equity subaccount is equal to 0.79%. See the Statement of Additional Information for more information about this agreement.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2015. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses

 This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Fees, Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses.

 The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment             1 Year    3 Years    5 Years    10 Years
Portfolio Operating Expenses.........   $974.00   $2174.41   $3393.39   $6125.81

Assuming Minimum Investment              1 Year   3 Years    5 Years    10 Years
Portfolio Operating Expenses.........   $643.00   $888.95    $1208.32   $1940.42

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment             1 Year    3 Years    5 Years    10 Years
Portfolio Operating Expenses.........   $974.00   $2174.41   $2941.02   $5852.62

Assuming Minimum Investment              1 Year   3 Years    5 Years    10 Years
Portfolio Operating Expenses.........   $643.00   $888.95    $767.91    $1683.03

(3) If you do not surrender your Contract:

Assuming Maximum Investment              1 Year   3 Years    5 Years    10 Years
Portfolio Operating Expenses.........   $471.00   $1723.28   $2941.02   $5852.62

Assuming Minimum Investment              1 Year   3 Years    5 Years    10 Years
Portfolio Operating Expenses.........   $143.00   $444.50    $767.91    $1683.03

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

Jefferson National

      Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

Owner Inquiries

      You should direct any inquiries you have regarding your Individual Contract, the Group Contract, or any related matter to the Company's Website, or the address or telephone number shown in the front of this prospectus.

Financial Statements

      The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

The Variable Account

      The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

      Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

      The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios.

      Jefferson National also reserves the right, subject to compliance with the law as currently applicable or subsequently changed:

      (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

      (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

      (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;


      (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

      (e) to change the way Jefferson National assesses charges, so long as charges are not increased beyond the maximum charges guaranteed by the Contract. New or substitute Investment Portfolios may have different fees and expenses than the ones they replace, and their availability may be limited to certain classes of purchasers.

Variable Account Investment Options

      The Contract currently offers several Variable Account Investment Options (or subaccounts) which invest in the Investment Portfolios listed in Appendix A. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses (or the applicable summary prospectuses) will be sent to you with your Contract. If you would like a copy of an Investment Portfolio summary prospectus or prospectus visit Our Website, or call Jefferson National at: (866) 667-0561. See Appendix A which contains the investment objective for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Selection of Investment Portfolios

      The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owner's materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5%. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Variable Account expenses do not apply to amounts allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

      See your Contract for more information on the Fixed Account.

The Contract

      The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

      The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan. Unless contrary to law, assignment of the Contract or of a Participant's Individual Contract is prohibited.

Application for a Contract

      If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination. Non-qualified and qualified Contracts are no longer offered for sale except for Contracts to be issued to new participants of employer sponsored retirement plans which have previously purchased the Contract.

Accumulation Provisions

Purchase Payments

      The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

      Jefferson National must approve each application. Upon acceptance, a Contract is issued to the Owner and the Purchase Payment, as applicable to each Individual Contract, is credited to the Participant's account. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

      You may elect to have Purchase Payments accumulate:

      (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

      (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

      (c)   a combination of both.

      Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

      If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

      Ten-Day Right to Review. The Contract provides a "10-day free look" (or whatever period is required by applicable law). This allows the Owner or Participant to revoke the Contract by returning it to either a Jefferson National representative or to Us within 10 days (or whatever period is required by applicable law ) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails the Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract Value, unless a different amount is required by state law. However, Our Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses will have been deducted.

Accumulation Units

      We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

Accumulation Unit Values

      Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

      1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

      2.    subtracting the daily amount of the mortality and expense risk fee.

      The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

      We will tell you at least once each year the number of Accumulation Units which we credited to your Individual

Contract, the current Accumulation Unit values and the value of your Individual Contract.

Transfers

      During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. You can make transfers between subaccounts and changes in allocations in writing, on Our Website or by telephone. Limits on transfers out of the Fixed Account may apply.

Early Cut-off Times

      Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cut-off times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

How You Can Make Transfers

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce before we will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

      We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. Under certain circumstances, your quarterly statement may serve as the confirmation for transactions you made during the quarter covered by the statement. If reasonable procedures are employed, Jefferson National will not be liable for following instructions which it reasonably believes to be genuine.

      Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment advisor to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

Frequent Trading In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

      If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor). The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

      In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging

      Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing

      Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You can request that rebalancing occur monthly, quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge.

      You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

Withdrawals

      You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

      For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Suspension of Payments

      We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

      (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

      If you participate in certain Optional Retirement Programs

(ORP), you can withdraw your interest in a Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law,

      (2)   retirement, or

      (3)   death.

      Accordingly, you (as a Participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

      (1)   when you attain age 59 1/2,

      (2)   when you separate from service,

      (3)   when you die,

      (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

      (5)   in the case of hardship, or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Conversion to Individual Contract Upon Termination in Plan

      Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future. However, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

      The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Charges and Deductions

Withdrawal Charge

      If you make a partial or full withdrawal during the Accumulation Period, Jefferson National will deduct a Withdrawal Charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Contract. For purposes of the Withdrawal Charge, your oldest Purchase Payment is treated as being withdrawn first. During the Annuity Period, Withdrawal Charges may apply to the fourth and fifth options.

      We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a Participant.

      The Withdrawal Charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Contract. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Participant's Individual Contract.


COMPLETED ANNUAL
PURCHASE PAYMENT PERIODS
FOR THE INDIVIDUAL CONTRACT          CHARGE

Less than 5                          5.00%
5 but less than 10                   3.00%
10 but less than 15                  2.00%
15 or more                           None

EXAMPLES:

(1) If you make a complete withdrawal of your Individual Contract before five completed Purchase Payment periods:

VALUE OF
CONTRACT
OR
INDIVIDUAL
CONTRACT
(AMOUNT         WITHDRAWAL      ADMINISTRATIVE      REDEMPTION
REDEEMED)       CHARGE          FEE DEDUCTION*      PAYMENTS
$2,000          5% ($100)       $15                 $1,885

* Applicable to full withdrawals only.

(2) If you make a partial withdrawal of your Individual Contract before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

AMOUNT          AMOUNT       WITHDRAWAL       REDEMPTION
REQUESTED      REDEEMED        CHARGE          PAYMENTS
$1,000.00      $1,052.63     $52.63 (5%)      $1,000.00

      In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Contract will be reduced by this amount.

      If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Administrative Charge (Annual Contract Fee)

      During the Accumulation Period, Jefferson National deducts an annual contract fee of $15 on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

      Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of the Variable Account on a pro rata basis.

Mortality and Expense Risk Charge

      Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

      Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts. These are the mortality risks.

      Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the expense risk that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Investment Portfolio Operating Expenses

      There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses.

Reduction or Elimination of Contract Charges

      In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

      Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

      Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

Death Benefits

      In the event of the death of a Participant (or Annuitant depending on your Contract) before Annuity Payments commence, Jefferson National will pay the beneficiary the value of the Participant's Individual Contract, less any debt (the "Death Benefit Amount"). We will determine the Individual Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant (or Annuitant, depending on your Contract). After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the Owner until the insurer pays the death benefit, or until new instructions are given by the beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.

      Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's (or Annuitant's depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's (or Annuitant's depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Owner's (or Annuitant's depending on your Contract) death and is payable, at least annually, over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

      In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

      The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law .. When required, the definition of spouse may be expanded to include a civil union partner or same sex spouse.

The Annuity Period

Optional Annuity Period Elections

      The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Contract will be applied as follows:

      o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

      o the value in the subaccount(s) of the Variable Account will be applied, separately, to provide variable Annuity Payments.

      By giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments, the Owner may, as to each Participant, elect to change:

      o the annuity option to any of the annuity options described below, and

      o the manner in which the value of a Participant's Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

      Once Annuity Payments begin, no changes may be elected by the Owner.

      Prior to the selected Annuity Date, an Individual Contract may be terminated by the Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

      The assumed investment rate (AIR) is 3 1/2%. The Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

      You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

      See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

      You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

      The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date). The terms of this required annuitization may vary by state.

      FIRST OPTION-INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since it would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment and there is no provision for a death benefit payable to a beneficiary.

      SECOND OPTION-INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the

Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

      THIRD OPTION-JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

Under current law, this option is automatically provided for a Participant in a pension plan who is married and for married Participants in most other qualified plans; however, a married Participant may waive the joint and last survivor annuity during the appropriate election period if the Participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

      FOURTH OPTION-INCOME FOR A SPECIFIED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Jefferson National will treat this payment as a surrender, which may involve a withdrawal charge. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

      FIFTH OPTION-INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Contract value applied. If the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

      To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Contract values.

      The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

Transfers During the Annuity Period

      You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

      Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During the Annuity Period

      If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of

Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

      The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-qualified Contracts

 Non-natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax On Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Owner and the Company regarding the availability of a particular investment option and, other than the Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

      Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

      Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items). The new 3.8% Medicare tax is imposed on the lesser of:

      1. the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

      2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRA's, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

General Matters

Distribution of Contracts

      Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or financial advisors for other services not directly related to the sale of contracts.

Legal Proceedings

      Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Abandoned Property Requirements

      Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

Proof of Age and Survival

      The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

      If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of Jefferson National Life Annuity Account C as of December 31, 2013 and for each of the two years in the period ended December 31, 2013 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

------------------------------------------------------------------------------------------------------------------------------
                                             Appendix A: Investment Options
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Early Cut
                    Fund Name                                              Objective                                    Off *
------------------------------------------------------------------------------------------------------------------------------
Alter Portfolios
------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)                   Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                       Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                         Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income (Class A)        Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)                   Long-term capital growth & current income.
------------------------------------------------------------------------------------------------------------------------------
American  Century  VP  Income  & Growth (Class I)        Capital appreciation. Income is secondary.
------------------------------------------------------------------------------------------------------------------------------
American  Century  VP  Inflation  Protection (Class II)  Long-term total return to protect against U.S. inflation.
------------------------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)              Capital growth.
------------------------------------------------------------------------------------------------------------------------------
American  Century  VP  Large  Company  Value  (Class I)  Long-term capital growth. Income is a secondary objective.
------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra (Class I)                      Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)                      Long-term capital growth over time. Income is secondary.
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC
------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology (Class  II)     Long-term  capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                              Maximize total return (income plus capital appreciation).
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)                Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------
Dreyfus  Small Cap Stock Index                           To match the performance of the S&P Small Cap 600 Index.
------------------------------------------------------------------------------------------------------------------------------
Dreyfus  Socially  Responsible  Growth                   Capital  growth  with  current income as a secondary goal.
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                      To match the performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)                  High current income.
------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann II (Service)                          Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility II                          Current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
Guggenheim VIF CLS AdvisorOne Amerigo                    Long-term growth of capital without regard to current income.
------------------------------------------------------------------------------------------------------------------------------
Guggenheim VIF CLS AdvisorOne Clermont                   Current income and growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Long Short Equity                         Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Guggenheim VIF Multi-Hedge Strategies                    Long-term capital appreciation with less risk than
                                                         traditional equity funds.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Banking                                        Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Basic Materials                                Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Biotechnology                                  Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Commodities Strategy                           Provide investment results that correlate to the               3:50PM
                                                         performance of S&P GSCI(TM) Commodity Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Consumer Products                              Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex  VIF Dow 2x Strategy                               Investment results that match 200% of the performance of       3:55PM
                                                         the Jones Industrial Average (DJIA) Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Electronics                                    Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Energy                                         Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Energy Services                                Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Europe 1.25x Strategy                          Investment results that correlate to 125% of the daily         3:55PM
                                                         price movement of the Dow Jones Stoxx 50 Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Financial Services                             Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex  VIF  Government Long Bond 1.2x Strategy           Investment results that correspond to 120% of the price        3:55PM
                                                         movement of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Health Care                                    Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Internet                                       Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Early Cut
                    Fund Name                                              Objective                                    Off *
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Dow 2x Strategy                        Investment returns that inversely correlate to 200% of         3:55PM
                                                         the performance of the DJIA.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Government Long Bond Strategy          Total returns that inversely correlate to the price            3:55PM
                                                         movement of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Mid-Cap Strategy                       Investment returns that inversely correlate to the daily       3:55PM
                                                         performance of the S&P MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse NASDAQ-100 Strategy                    Investment returns that inversely correlate to the daily       3:55PM
                                                         performance of the NASDAQ 100 Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse Russell 2000 Strategy                  Investment returns that inversely correlate to the daily       3:55PM
                                                         performance of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Inverse S&P 500 Strategy                       Investment returns that inversely correlate to the daily       3:55P
                                                         performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Japan 2x Strategy                              Investment results that correlate, before fees and expense     3:55PM
                                                         to 200% of the fair value of the Nikkei 225 Stock Average
                                                         on a daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Leisure                                        Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Mid-Cap 1.5x Strategy                          Investment results that correlate to 150% of the               3:55PM
                                                         performance of the S&P MidCap 400(R) Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF NASDAQ-100 2x Strategy                         Investment results that correlate to 200% of the               3:55PM
                                                         performance of the NASDAQ 100 Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF NASDAQ-100 Strategy                            Investment returns that correspond to a benchmark for over     3:55PM
                                                         counter securities.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Nova                                           Investment results that match the performance of a specific    3:55PM
                                                         benchmark on a daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Precious Metals                                Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Real Estate                                    Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Retailing                                      Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Russell 2000 1.5x Strategy                     Investment results that correlate to 150% of the               3:55PM
                                                         performance of the  Russell 2000 Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Russell 2000 2x Strategy                       Investment results that correlate to 200% of the               3:55PM
                                                         performance of the Russell 2000 Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF S&P 500 2x Strategy                            Investment results that correlate to 200% of the               3:50PM
                                                         performance of the  S&P  500  index  on  a  daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF S&P 500 Pure Growth                            Investment returns that correlate to the performance of the    3:55PM
                                                         500/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF S&P 500 Pure Value                             Investment returns that correlate to the performance of the    3:55PM
                                                         500/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF S&P MidCap 400 Pure Growth                     Investment returns that correlate to the performance of the    3:55PM
                                                         400/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF S&P MidCap 400 Pure Value                      Investment returns that correlate to the performance of the    3:55PM
                                                         400/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF S&P SmallCap 600 Pure Growth                   Investment returns that correlate to the performance of the    3:55PM
                                                         S&P SmallCap 600/Citigroup Pure Growth Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF S&P SmallCap 600 Pure Value                    Investment returns that correlate to the performance of        3:55PM
                                                         S&P SmallCap 600/Citigroup Pure Value Index.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Strengthening Dollar 2x Strategy               Investment results that correlate to 200% of the performance   3:55PM
                                                         of the U.S. Dollar Index on a daily basis.
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Technology                                     Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Telecommunications                             Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Transportation                                 Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Utilities                                      Capital appreciation.                                          3:50PM
------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Weakening Dollar 2X Strategy                   Investment returns that inversely correlate to 200% of         3:55PM
                                                         performance of the U.S. Dollar on a daily basis.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Early Cut
                    Fund Name                                              Objective                                    Off *
------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)                      Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend (Series  I)            Reasonable current income and long-term growth of income
                                                         and capital.
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)               Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)               Total return through growth of capital and current income.
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield (Series I)                       Total return, comprised of current income and capital
                                                         appreciation.
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)             Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market (Series  I)                    Current  income  as  is consistent with preservation of
                                                         capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                       Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities (Series II)             Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (Institutional)                     Long-term capital growth, consistent with preservation
                                                         of  capital and balanced by current income.
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)                   Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)                        Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Research (Institutional)              Long term growth of capital in a manner consistent with
                                                         the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)                   Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)                     Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value (Institutional)        Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity                   Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity              Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity                  Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth (Class I)         Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable All Cap Value (Class  I)            Long-term  capital growth with current income a
                                                         secondary consideration.
------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Equity Income (Class I)             High level of current income, with long-term capital
                                                         appreciation as its secondary objective.
------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth (Class I)          Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Western Asset Var Global High Yield Bond (Class I)       To maximize total return.
------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth (Class VC)        Current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income (Class VC)                 Long-term growth of capital and income without excessive
                                                         fluctuations in market value.
------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value (Class I)           Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (Class I)            Growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)   Growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond (Class I)       Highest available current income consistent with
                                                         liquidity and low risk to principal; total return is
                                                         a secondary goal.
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (Class S)          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive (Class I)       Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced                     Total return.
------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity                       Total return.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Early Cut
                    Fund Name                                              Objective                                    Off *
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset (Admin. Class)                           Maximum real return, consistent with preservation of
                                                         real capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy (Admin. Class)        Maximum real return, consistent with prudent investment
                                                         management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond (Admin. Class)               Maximum total return, consistent with preservation of
                                                         capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)     Maximum total return, consistent with preservation of
                                                         capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond - Unhedged (Admin. Class)              Maximum total return, consistent with preservation of
                                                         capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield (Admin. Class)                          Maximum total return, consistent with preservation of
                                                         capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government (Admin. Class)           Maximum total return, consistent with preservation of
                                                         capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO Low Duration (Admin. Class)                        Maximum total return, consistent with preservation of
                                                         capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return (Admin. Class)                         Maximum real return, consistent with preservation of real
                                                         capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIMCO Short-Term (Admin. Class)                          Maximum current income, consistent with preservation of
                                                         capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return (Admin. Class)                        Maximum total return, consistent with preservation  of
                                                         capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
------------------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value VCT (Class II)                 Long term capital growth.
------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT (Class II)                  Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)                     Current income and long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                              Reasonable income and capital growth.
------------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT (Class II)                        Maximize total return (income plus capital appreciation).
------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)                     Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT (Class II)                  A high level of current income.
------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class) Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class) Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                 Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST
------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets (Initial Class)             Long-term capital appreciation. Income is a secondary
                                                         consideration.
------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets (Initial Class)           Long-term capital appreciation. Income is a secondary
                                                         consideration.
------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives (Initial Class)   Consistent absolute (positive) returns in various market cycles.
------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Unconstrained Emerging Markets Bond          High total return-income plus capital appreciation.
(Initial Class)
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)             Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)           Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

APPENDIX B - CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV                      $5.549  $4.738   $4.800  $4.252   $2.842   $5.233  $3.958   $3.352  $2.958   $2.762
Ending AUV                         $7.427  $5.549   $4.738  $4.800   $4.252   $2.842  $5.233   $3.958  $3.352   $2.958

Percentage change in AUV           33.84%  17.12%   -1.29%  12.89%   49.61%  -45.69%  32.21%   18.08%  13.32%    7.10%

Ending number of AUs (000s)           386     396      408     410      440      485     547      504     622      826

Large Cap Growth Portfolio
Beginning AUV                      $2.054  $1.889   $1.914  $1.705   $1.167   $2.189  $1.844   $1.771  $1.597   $1.528
Ending AUV                         $2.747  $2.054   $1.889  $1.914   $1.705   $1.167  $2.189   $1.844  $1.771   $1.597

Percentage change in AUV           33.74%   8.73%   -1.31%  12.26%   46.10%  -46.69%  18.71%    4.12%  10.90%    4.52%

Ending number of AUs (000s)           470      501     560     593      651      654     691      679     825      954

Mid Cap Growth Portfolio
Beginning AUV                      $2.725  $2.368   $2.608  $2.207   $1.469   $3.563  $2.736   $2.509  $2.307   $2.062
Ending AUV                         $3.665  $2.725   $2.368  $2.608   $2.207   $1.469  $3.563   $2.736  $2.509   $2.307

Percentage change in AUV           34.50%  15.08%   -9.20%  18.17%   50.24%  -58.77%  30.23%    9.05%   8.76%   11.88%

Ending number of AUs (000s)           218     251      260     296      295      316     361      353     468      538

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (inception date October 26, 2001)
Growth and Income Portfolio
Beginning AUV                      $1.389  $1.194   $1.134  $1.013   $0.847   $1.440  $1.384   $1.192  $1.148   $1.040
Ending AUV                         $1.856  $1.389   $1.194  $1.134   $1.013   $0.847  $1.440   $1.384  $1.192   $1.148

Percentage change in AUV           33.62%  16.33%    5.29%  11.94%   19.60%  -41.18%   4.05%   16.11%   3.83%   10.38%

Ending number of AUs (000s)            31      46       26      20       17       15      10        5       6       18

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV                     $13.785 $12.455  $11.943 $10.805   $9.451  $11.982 $11.534  $10.627 $10.042      N/A
Ending AUV                        $16.026 $13.785  $12.455 $11.943  $10.805   $9.451 $11.982  $11.534 $10.627      N/A

Percentage change in AUV           16.26%  10.68%    4.29%  10.53%    14.33% -21.12%   3.88%    8.53%   5.83%      N/A

Ending number of AUs (000s)             9       9        8       7        7        5       2        0       0      N/A

VP Income & Growth Fund
Beginning AUV                      $1.372  $1.208   $1.183  $1.047   $0.896   $1.383  $1.398   $1.206  $1.164   $1.041
Ending AUV                         $1.845  $1.372   $1.208  $1.183   $1.047   $0.896  $1.383   $1.398  $1.206   $1.164

Percentage change in AUV           34.48%  13.58%    2.11%  12.99%   16.85%  -35.21%  -1.07%   15.92%   3.61%   11.82%

Ending number of AUs (000s)            99     100       89      81       82       80     104       71      94      121


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV                     $15.096 $14.199 $12.834  $12.335  $11.301  $11.600 $10.700  $10.640 $10.582  $10.044
Ending AUV                        $13.678 $15.096 $14.199  $12.834  $12.335  $11.301 $11.600  $10.700 $10.640  $10.582

Percentage change in AUV           -9.39%   6.32%   10.64%   4.05%    9.15%   -2.58%   8.41%    0.56%   0.55%    5.36%

Ending number of AUs (000s)             7       8        8       3        3        6       0        0       0        0

VP International Fund
Beginning AUV                      $1.837  $1.532   $1.759  $1.568   $1.184   $2.167  $1.854   $1.498 $ 1.336   $1.174
Ending AUV                         $2.226  $1.837   $1.532  $1.759   $1.568   $1.184  $2.167   $1.854 $ 1.498   $1.336

Percentage change in AUV           21.18%  19.91%  -12.91%  12.18%   32.43%  -45.36%  16.88%   23.77%  12.13%   13.80%

Ending number of AUs (000s)           316     413      432     518      533      681     587      514     431     264

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV                     $ 8.786  $7.625   $7.616  $6.932  $ 5.833   $9.394 $10.037      N/A     N/A      N/A
Ending AUV                        $11.425  $8.786   $7.625  $7.616  $ 6.932   $5.833  $9.394      N/A     N/A      N/A

Percentage change in AUV           30.04%  15.23%    0.12%   9.87%   18.84%  -37.91%   -6.41%     N/A     N/A      N/A

Ending number of AUs (000s)             0       0        0       0        0        2       0      N/A     N/A      N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV                     $11.566 $10.255 $ 10.248 $ 8.917   $6.697  $11.560 $10.019      N/A     N/A      N/A
Ending AUV                        $15.696 $11.566 $ 10.255 $10.248   $8.917  $ 6.697 $11.560      N/A     N/A      N/A

Percentage change in AUV           35.71%  12.78%    0.07%  14.93%   33.15%  -42.07%  15.38%      N/A     N/A      N/A

Ending number of AUs (000s)             2       2        1       4        0        0       0      N/A     N/A      N/A

VP Value Fund
Beginning AUV                      $2.572  $2.267   $2.267  $2.019   $1.701   $2.347  $2.499   $2.127   $2.045  $1.807
Ending AUV                         $3.354  $2.572   $2.267  $2.267   $2.019   $1.701  $2.347   $2.499   $2.127  $2.045

Percentage change in AUV           30.40%  13.45%    0.00%  12.28%   18.69%  -27.52%  -6.08%   17.49%   4.01%   13.17%

Ending number of AUs (000s)           291     296      301     329      333      351     435      483     538      598

COLUMBIA FUNDS VARIABLE SERIES TRUST
Seligman Global Technology Portfolio
Beginning AUV                      $0.735  $0.693   $0.746  $0.654   $0.408   $0.691  $0.605   $0.519  $0.486   $0.473
Ending AUV                         $0.913  $0.735   $0.693  $0.746   $0.654   $0.408  $0.691   $0.605  $0.519   $0.486

Percentage change in AUV           24.22%   6.06%   -7.10%  14.07%   60.29%  -40.96%  14.21%   16.57%   6.79%    2.75%

Ending number of AUs (000s)           122     124      127      67       98       91      91      195     220      186

DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV                     $11.978  $11.087 $10.671 $10.363  $ 9.532  $10.696 $10.998  $10.459 $10.056      N/A
Ending AUV                        $12.327  $11.978 $11.087 $10.671  $10.363  $ 9.532 $10.696  $10.998 $10.459      N/A

Percentage change in AUV            2.91%   8.04%    3.90%   2.97%    8.72%  -10.88%  -2.75%    5.15%   4.01%      N/A

Ending Number of AUs (000s)             3       4        2       5        3        2       0        0       0      N/A


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV                     $15.447 $13.481  $13.540 $10.868  $ 8.780  $12.838 $13.053  $11.523 $10.131      N/A
Ending AUV                        $21.519 $15.447  $13.481 $13.540  $10.868  $ 8.780 $ 2.838  $13.053 $11.523      N/A

Percentage change in AUV           39.31%  14.58%   -0.44%  24.59%   23.78%  -31.61%  -1.65%   13.28%  13.74%      N/A

Ending number of AUs (000s)             5       9        4       7        8        1       1        2       1      N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                      $2.365  $2.133   $2.136  $1.879   $1.418   $2.185  $2.048   $1.894  $1.846   $1.756
Ending AUV                         $3.146  $2.365   $2.133  $2.136   $1.879   $1.418  $2.185   $2.048  $1.894   $1.846

Percentage change in AUV           33.02%  10.88%   -0.14%  13.68%   32.51%  -35.10%   6.69%    8.13%   2.60%    5.13%

Ending number of AUs (000s)           764     845      825     866      961    1,046   1,196    1,238   1,423    1,705

DREYFUS STOCK INDEX FUND:
Beginning AUV                      $2.964  $2.587   $2.565  $2.256   $1.803   $2.898  $2.781   $2.432  $2.346   $2.142
Ending AUV                         $3.875  $2.964   $2.587  $2.565   $2.256   $1.803  $2.898   $2.781  $2.432   $2.346

Percentage change in AUV           30.74%  14.57%    0.86%  13.70%   25.12%  -37.78%   4.21%   14.35%   3.67%    9.52%

Ending number of AUs (000s)         2,126   2,267    2,466   2,878    3,103    3,380   3,772    4,409   4,901    5,282

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV                      $1.417  $1.271   $1.574  $1.522   $1.174   $1.892  $1.835   $1.512  $1.365   $1.148
Ending AUV                         $1.726  $1.417   $1.271  $1.574   $1.522   $1.174  $1.892   $1.835  $1.512   $1.365

Percentage change in AUV           21.81%  11.49%  -19.25%   3.42%   29.64%  -37.95%   3.11%   21.36%  10.77%   18.90%

Ending number of AUs (000s)            59      68       80      87      107      110     151      181     248      213

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV                      $2.868  $2.525   $2.425  $2.135   $1.411   $1.926  $1.881   $1.714  $1.687   $1.542
Ending AUV                         $3.037  $2.868   $2.525  $2.425   $2.135   $1.411  $1.926   $1.881  $1.714   $1.687

Percentage change in AUV            5.89%  13.58%    4.12%  13.58%   51.31%  -26.74%   2.39%    9.74%   1.60%    9.40%

Ending number of AUs (000s)           166     172      161     225      242      188     219      193     169      207

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV                     $10.687 $ 9.226  $10.771 $ 9.240   $7.228  $12.569 $10.525  $ 9.935     N/A      N/A
Ending AUV                        $14.779 $10.687  $ 9.226 $10.771   $9.240  $ 7.228 $12.569  $10.525     N/A      N/A

Percentage change in AUV           38.29%  15.84%  -14.34%  16.57%   27.84%  -42.49%  19.42%    5.94%     N/A      N/A

Ending Number of AUs (000s)            11      12       12      31       30       25      23        0     N/A      N/A

Managed Volatility Fund II
Beginning AUV                      $2.145  $1.908   $1.839  $1.657   $1.304   $1.655  $1.607   $1.404  $1.334   $1.226
Ending AUV                         $2.585  $2.145   $1.908  $1.839   $1.657   $1.304  $1.655   $1.607  $1.404   $1.334

Percentage change in AUV           20.51%  12.42%    3.75%  10.98%   27.07%  -21.21%   2.99%   14.46%   5.25%    8.81%

Ending number of AUs (000s)           131     145      135     181      167      150     120      206     253      259


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
Beginning AUV                     $12.961 $11.514 $ 12.545 $11.005  $ 7.973  $14.152 $12.565  $11.297 $10.041      N/A
Ending AUV                        $15.839 $12.961 $ 11.514 $12.545  $11.005  $ 7.973 $14.152  $12.565 $11.297      N/A

Percentage change in AUV           22.21%  12.57%   -8.22%  13.99%   38.03%  -43.66%  12.63%   11.22%  12.51%      N/A

Ending Number of AUs (000s)             0       0        0       1        0        4       0        0       0      N/A

GUGGENHEIM VARIABLE TRUST: (continued)
CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV                     $11.907 $10.856  $10.995 $10.007  $ 8.245  $11.910 $11.325  $10.555 $10.028      N/A
Ending AUV                        $12.987 $11.907  $10.856 $10.995  $10.007  $ 8.245 $11.910  $11.325 $10.555      N/A

Percentage change in AUV            9.07%   9.68%   -1.26%   9.87%   21.37%  -30.77%   5.17%    7.30%   5.26%      N/A

Ending Number of AUs (000s)             0       0        0       0        0        0       0        0       0      N/A
Long Short Equity Fund (inception date May 1, 2003)
Beginning AUV                      $1.614  $1.561   $1.687  $1.532   $1.216   $2.072  $1.705   $1.546  $1.374   $1.253
Ending AUV                         $1.877  $1.614   $1.561  $1.687   $1.532   $1.216  $2.072   $1.705  $1.546   $1.374

Percentage change in AUV           16.29%   3.40%   -7.47%  10.12%   25.99%  -41.31%  21.52%   10.28%   12.52%   9.66%

Ending Number of AUs (000s)             8       8        7      39       38       72      52        8       1       12

Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV                      $8.917  $8.811   $8.608  $8.189   $8.552  $10.628 $10.338  $ 9.996     N/A      N/A
Ending AUV                         $8.974  $8.917   $8.811  $8.608   $8.189  $ 8.552 $10.628  $10.338     N/A      N/A

Percentage change in AUV            0.64%   1.20%    2.36%   5.12%   -4.24%  -19.53%   2.81%    3.42%     N/A      N/A

Ending Number of AUs (000s)             1       1        1       1        2        0       0        6     N/A      N/A

Rydex Banking Fund (inception date May 1, 2004)
Beginning AUV                      $5.243  $4.263   $5.537  $4.948   $5.175   $8.885 $12.308  $11.174 $11.607  $10.096
Ending AUV                         $6.706  $5.243   $4.263  $5.537   $4.948   $5.175 $ 8.885  $12.308 $11.174  $11.607

Percentage change in AUV           27.90%  22.99%  -23.01%  11.90%   -4.39%  -41.76% -27.81%   10.15%  -3.73%   14.97%

Ending Number of AUs (000s)             0       0        0       1        2       10       3        1       0        0

Rydex Basic Materials Fund (inception date May 1, 2004)
Beginning AUV                     $19.405 $17.702  $21.403 $17.066  $11.088  $20.512 $15.466  $12.773 $12.401  $ 9.969
Ending AUV                        $19.452 $19.405  $17.702 $21.403  $17.066  $11.088 $20.512  $15.466 $12.773  $12.401

Percentage change in AUV            0.24%   9.62%  -17.29%  25.41%   53.91%  -45.94%  32.63%   21.08%   3.00%   24.40%

Ending Number of AUs (000s)             8       9       13      14       14       17      23        7       2        0

Rydex Biotechnology Fund (inception date May 1, 2004)
Beginning AUV                     $16.621 $12.346  $11.276 $10.288  $ 8.781  $10.054 $ 9.727  $10.162 $ 9.275   $9.796
Ending AUV                        $25.375 $16.621  $12.346 $11.276  $10.288  $ 8.781 $10.054  $ 9.727 $10.162   $9.275

Percentage change in AUV           52.67%  34.63%    9.49%   9.60%   17.16%  -12.66%   3.36%   -4.28%   9.56%   -5.32%

Ending Number of AUs (000s)            40      33        9       3        4        8       3        3       3       1


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV                      $5.470  $5.604   $6.063  $5.669   $5.132  $10.170 $ 7.841   $9.643 $10.048      N/A
Ending AUV                         $5.242  $5.470   $5.604  $6.063   $5.669  $ 5.132 $10.170   $7.841 $ 9.643      N/A

Percentage change in AUV           -4.17%  -2.39%   -7.57%   6.95%   10.46%  -49.54%  29.70%  -18.69%  -4.03%      N/A

Ending Number of AUs (000s)             2       1        1       8        9        8       1        1       0      N/A

Rydex Consumer Products Fund (inception date May 1, 2004)
Beginning AUV                     $16.608 $15.384  $13.659 $11.763  $ 9.974  $13.151 $11.959  $10.286 $10.431  $10.097
Ending AUV                        $21.089 $16.608  $15.384 $13.659  $11.763  $ 9.974 $13.151  $11.959 $10.286  $10.431

Percentage change in AUV           26.98%   7.96%   12.63%  16.12%   17.94%  -24.16%   9.97%   16.26%  -1.39%    3.31%

Ending Number of AUs (000s)             9       8        8       5        3        2       2        7       2        0

Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV                     $11.564 $ 9.971   $9.232  $7.484   $5.523  $14.572 $13.610  $10.530 $11.057  $ 9.918
Ending AUV                        $18.627 $11.564   $9.971  $9.232   $7.484  $ 5.523 $14.572  $13.610 $10.530  $11.057

Percentage change in AUV           61.08%  15.98%    8.00%  23.36%   35.51%  -62.10%   7.07%   29.25%   -4.77%  11.48%

Ending Number of AUs (000s)             5       6       10       8        2       18       3        2       4        0

Rydex Electronics Fund (inception date May 1, 2004)
Beginning AUV                      $6.928  $6.925   $8.375  $7.721   $4.538   $9.189  $9.519   $9.382  $9.122   $9.741
Ending AUV                         $9.263  $6.928   $6.925  $8.375   $7.721   $4.538  $9.189   $9.519  $9.382   $9.122

Percentage change in AUV           33.70%   0.04%  -17.31%   8.47%   70.14%  -50.61%  -3.47%    1.46%   2.85%   -6.35%

Ending Number of AUs (000s)             0       0        2       1       16        0       6        1       1        0

Rydex Energy Fund (inception date May 1, 2004)
Beginning AUV                     $19.839 $19.570  $20.994 $17.811  $12.989  $24.313 $18.435  $16.636 $12.128  $10.225
Ending AUV                        $24.251 $19.839  $19.570 $20.994  $17.811  $12.989 $24.313  $18.435 $16.636  $12.128

Percentage change in AUV           22.24%   1.37%   -6.78%  17.87%   37.12%  -46.58%  31.89%   10.81%  37.17%   18.61%

Ending Number of AUs (000s)            28      29       28      31       29       33      35       31      52       15

Rydex Energy Services Fund (inception date May 1, 2004)
Beginning AUV                     $19.951 $20.072  $22.350 $17.910  $11.138  $26.535 $19.550  $17.793 $12.118 $ 10.174
Ending AUV                        $24.472 $19.951  $20.072 $22.350  $17.910  $11.138 $26.535  $19.550 $17.793 $ 12.118

Percentage change in AUV           22.66%  -0.60%  -10.19%  24.79%   60.80%  -58.03%  35.73%    9.87%  46.83%   19.11%

Ending Number of AUs (000s)            27      36       50      39       49       44      59       31      31       3

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV                     $ 9.787  $8.126   $9.671 $10.948  $ 8.152  $18.242 $16.297  $12.710 $12.070  $10.113
Ending AUV                        $12.005  $9.787   $8.126 $ 9.671  $10.948  $ 8.152 $18.242  $16.297 $12.710  $12.070

Percentage change in AUV           22.66%  20.44%  -15.98% -11.66%   34.30%  -55.31%  11.93%   28.22%   5.30%   19.35%

Ending Number of AUs (000s)             2       4        4       6        5        5       5        3       2        0


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Financial Services Fund (inception date May 1, 2004)
Beginning AUV                      $7.720  $6.356   $7.546  $6.665   $5.625  $10.935 $13.604  $11.771 $11.500  $10.048
Ending AUV                         $9.750  $7.720   $6.356  $7.546   $6.665  $ 5.625 $10.935  $13.604 $11.771  $11.500

Percentage change in AUV           26.30%  21.46%  -15.77%  13.22%   18.49%  -48.56% -19.62%   15.57%   2.36%   14.45%

Ending Number of AUs (000s)             2       1        1       1        2        6       0        0       0        0

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $1.752  $1.718   $1.226  $1.124   $1.659   $1.156  $1.064   $1.110  $1.041   $0.969
Ending AUV                         $1.418  $1.752   $1.718  $1.226   $1.124   $1.659  $1.156   $1.064  $1.110   $1.041

Percentage change in AUV          -19.06%   1.98%   40.13%   9.07%  -32.25%   43.51%   8.65%   -4.14%    .63%    7.43%

Ending Number of AUs (000s)             9      50      135      29       16      235      84       62      56        2

Rydex Health Care Fund (inception date May 1, 2004)
Beginning AUV                     $14.081 $12.139  $11.712 $11.080  $ 8.978  $12.069 $11.498  $11.049 $10.086  $10.066
Ending AUV                        $19.770 $14.081  $12.139 $11.712  $11.080  $ 8.978 $12.069  $11.498 $11.049  $10.086

Percentage change in AUV           40.40%  16.00%    3.65%   5.70%   23.41%  -25.61%   4.97%    4.06%   9.55%    0.20%

Ending Number of AUs (000s)             3       2        4       3        6        5       9        9       2        1

Rydex Internet Fund (inception date May 1, 2004)
Beginning AUV                     $14.353 $12.150 $13.933  $11.652  $ 7.096  $13.003 $11.898  $10.955 $11.219  $ 9.793
Ending AUV                        $21.490 $14.353 $12.150  $13.933  $11.652  $ 7.096 $13.003  $11.898 $10.955  $11.219

Percentage change in AUV           49.72%  18.13%  -12.80%  19.58%   64.21%  -45.43%   9.29%    8.61%  -2.35%   14.56%

Ending Number of AUs (000s)             4       1        1       2        4        0       0        0       0        0

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV                      $2.045  $2.664   $3.690  $5.347   $9.757   $6.127  $6.801   $8.780  $8.726  $10.077
Ending AUV                         $1.136  $2.045   $2.664  $3.690   $5.347   $9.757  $6.127   $6.801  $8.780  $ 8.726

Percentage change in AUV          -44.45% -23.24%  -27.80% -30.99%  -45.20%   59.25%  -9.91%  -22.54%   0.62%  -13.41%

Ending Number of AUs (000s)            30       1        7      39       15       27       0        0       1        0

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $0.373  $0.402   $0.584  $0.676   $0.572   $0.828  $0.876   $0.818  $0.872   $0.986
Ending AUV                         $0.426  $0.373   $0.402  $0.584   $0.676   $0.572  $0.828   $0.876  $0.818   $0.872

Percentage change in AUV           14.21%  -7.21%  -31.16% -13.61%   18.18%  -30.92%  -5.48%    7.09%  -6.19%  -11.56%

Ending Number of AUs (000s)             7      10       24      62       40       13       3        4       5       31

Rydex Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV                      $3.441  $4.258   $4.641  $6.274   $9.790   $7.358  $7.582   $7.963   $8.757  $9.942
Ending AUV                         $2.468  $3.441   $4.258  $4.641   $6.274   $9.790  $7.358   $7.582   $7.963  $8.757

Percentage change in AUV          -28.28% -19.19%   -8.25% -26.03%  -35.91%   33.05%  -2.95%   -4.78%   -9.07% -11.92%

Ending Number of AUs (000s)             0       0        0       0        1        1       0        0       2        0


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
Beginning AUV                      $3.616  $4.490   $5.043  $6.470  $10.906  $ 7.442  $8.473   $8.680  $8.657  $10.110
Ending AUV                         $2.540  $3.616   $4.490  $5.043  $ 6.470  $10.906  $7.442   $8.473  $8.680  $ 8.657

Percentage change in AUV          -29.76% -19.47%  -10.97% -22.06%  -40.67%   46.55% -12.17%   -2.38%   0.27%  -14.37%

Ending Number of AUs (000s)             1       0        1       0        0        1       0        6      15        0

Rydex Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
Beginning AUV                      $3.223  $3.977   $4.348  $6.069   $9.129   $7.395  $7.089   $8.133  $8.473   $9.964
Ending AUV                         $2.206  $3.223   $3.977  $4.348   $6.069   $9.129  $7.395   $7.089  $8.133   $8.473

Percentage change in AUV          -31.55% -18.96%   -8.53% -28.36%  -33.52%   23.45%   4.32%  -12.84%  -4.01%  -14.96%

Ending Number of AUs (000s)            14       0        2       1        1        5       1        5       0        0

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $0.386  $0.470   $0.522  $0.635   $0.885   $0.642  $0.643   $0.702  $0.715   $0.804
Ending AUV                         $0.281  $0.386   $0.470  $0.522   $0.635   $0.885  $0.642   $0.643  $0.702   $0.715

Percentage change in AUV          -27.20% -17.87%   -9.96% -17.80%  -28.25%   37.85%  -0.16%   -8.40%  -1.82%  -11.07%

Ending Number of AUs (000s)            87      76      116     104       50      128      94       97      95        0

Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                     $ 8.781  $7.385  $10.498 $ 9.163   $7.483  $11.277 $12.832  $12.328 $10.346  $ 9.875
Ending AUV                        $13.562  $8.781  $ 7.385 $10.498   $9.163  $ 7.483 $11.277  $12.832 $12.328  $10.346

Percentage change in AUV           54.45%  18.90%  -29.65%  14.57%   22.45%  -33.64% -12.12%    4.09%  19.16%    4.77%

Ending Number of AUs (000s)             2       1        2       2        6        2       2        5      14        3

Rydex Leisure Fund (inception date May 1, 2004)
Beginning AUV                     $13.747 $11.446  $11.284 $ 8.744   $6.402  $12.817 $13.284  $10.867 $11.538  $10.021
Ending AUV                        $19.383 $13.747  $11.446 $11.284   $8.744  $ 6.402 $12.817  $13.284 $10.867  $11.538

Percentage change in AUV           41.00%  20.10%    1.44%  29.05%   36.58%  -50.05%  -3.52%   22.24%  -5.82%   15.14%

Ending Number of AUs (000s)             1       1        1       1        0        1       1        2       0       0

Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $2.356  $1.914   $2.092  $1.536   $1.018   $2.277  $2.220   $2.030  $1.798   $1.486
Ending AUV                         $3.504  $2.356   $1.914  $2.092   $1.536   $1.018  $2.277   $2.220  $2.030   $1.798

Percentage change in AUV           48.73%  23.09%   -8.51%  36.20%   50.88%  -55.29%   2.57%    9.36%  12.90%   21.00%

Ending Number of AUs (000s)            19       4       11      50       75       23      25       12       26      41

Rydex NASDAQ-100(R) Fund
Beginning AUV                     $20.825 $18.014  $17.809 $15.182  $10.088  $17.543 $15.040  $14.361 $14.346  $13.252
Ending AUV                        $27.756 $20.825  $18.014 $17.809  $15.182  $10.088 $17.543  $15.040 $14.361  $14.346

Percentage change in AUV           33.28%  15.60%    1.15%  17.30%   50.50%  -42.50%  16.64%    4.73%   0.10%    8.26%

Ending number of AUs (000s)             6      12        7      10        8         8      14      14       26      30


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                     $15.904 $11.977  $12.180 $ 8.986   $4.167  $15.362 $12.104  $11.658 $12.143  $ 9.767
Ending AUV                        $28.377 $15.904  $11.977 $12.180   $8.986  $ 4.167 $15.362  $12.104 $11.658  $12.143

Percentage change in AUV           78.43%  32.79%   -1.67%  35.54%  115.65%  -72.87%  26.92%    3.83%  -3.99%   24.33%

Ending Number of AUs (000s)            11      17       19      29       37        7       8        1       1        0

Rydex Nova Fund
Beginning AUV                     $11.826 $ 9.772   $9.986  $8.408   $6.267  $13.905 $13.889  $11.762 $11.426  $10.069
Ending AUV                        $17.444 $11.826   $9.772  $9.986   $8.408  $ 6.267 $13.905  $13.889 $11.762  $11.426

Percentage change in AUV           47.51%  21.02%   -2.14%  18.77%   34.16%  -54.93%   0.12%   18.08%   2.94%   13.48%

Ending number of AUs (000s)             6       1        1       2        2        2       4        6       6        8

Rydex Precious Metals Fund (inception date May 1, 2004)
Beginning AUV                     $17.135 $18.048  $24.035 $17.582  $11.899  $19.564 $16.530  $13.749 $11.488  $ 9.999
Ending AUV                        $ 9.143 $17.135  $18.048 $24.035  $17.582  $11.899 $19.564  $16.530 $13.749  $11.488

Percentage change in AUV          -46.64%  -5.06%  -24.91%  36.70%   47.76%  -39.18%  18.35%   20.23%  19.68%   14.89%

Ending Number of AUs (000s)            38      40       38      21       25       53      17       21      20        4

Rydex Real Estate Fund (inception date May 1, 2004)
Beginning AUV                     $15.489 $13.221  $13.058 $10.562  $ 8.517  $14.741 $18.410  $14.224 $13.408  $10.092
Ending AUV                        $15.940 $15.489  $13.221 $13.058  $10.562  $ 8.517 $14.741  $18.410 $14.224  $13.408

Percentage change in AUV            2.91%  17.15%    1.25%  23.63%   24.01%  -42.22% -19.93%   29.43%   6.09%   32.86%

Ending Number of AUs (000s)             1       4        5       9       16        3       3        5       3        1

Rydex Retailing Fund (inception date May 1, 2004)
Beginning AUV                     $14.904 $12.892  $12.367 $ 9.981   $6.990  $10.530 $12.171  $11.167 $10.693  $ 9.991
Ending AUV                        $20.038 $14.904  $12.892 $12.367   $9.981  $ 6.990 $10.530  $12.171 $11.167  $10.693

Percentage change in AUV           34.45%  15.61%    4.25%  23.91%   42.79%  -33.62% -13.48%    8.99%   4.43%    7.03%

Ending Number of AUs (000s)             1       1        2       1        1        0       0        1       0        0

Rydex Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV                      $2.037  $1.685   $1.938  $1.420   $1.076   $2.234  $2.420   $2.023  $1.966   $1.586
Ending AUV                         $3.197  $2.037   $1.685  $1.938   $1.420   $1.076  $2.234   $2.420  $2.023   $1.966

Percentage change in AUV           56.95%  20.89%  -13.05%  36.48%   31.97%  -51.84%  -7.69%   19.62%   2.90%   23.96%

Ending Number of AUs (000s)            15      40       86      39       34       60      89      122      78      140

Rydex Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV                     $ 6.060  $4.738   $5.936  $4.043   $3.007   $8.983 $10.381  $ 9.620     N/A      N/A
Ending AUV                        $11.142  $6.060   $4.738  $5.936   $4.043   $3.007 $ 8.983  $10.381     N/A      N/A

Percentage change in AUV           83.86%  27.90%  -20.18%  46.82%   34.45%  -66.53% -13.47%    7.91%     N/A      N/A

Ending Number of AUs (000s)            48      19       77     123       45       22       4        0     N/A      N/A


                                   2013     2012    2011     2010     2009    2008     2007     2006    2005     2004
----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                     $10.058 $ 7.852   $8.257  $6.647   $4.587  $14.472 $14.529  $11.863 $11.590  $10.054
Ending AUV                        $16.801 $10.058   $7.852  $8.257   $6.647  $ 4.587 $14.472  $14.529 $11.863  $11.590

Percentage change in AUV           67.04%  28.09%   -4.90%  24.22%   44.91%  -68.30%  -0.39%   22.47%   2.36%   15.28%

Ending Number of AUs (000s)            15       6        3       1       26       12       1        2       0        0

Rydex S&P 500 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                     $13.553 $12.081  $12.337 $ 9.966   $6.837  $11.476 $11.049  $10.588 $10.507  $ 9.955
Ending AUV                        $18.962 $13.553  $12.081 $12.337   $9.966  $ 6.837 $11.476  $11.049 $10.588  $10.507

Percentage change in AUV           39.91%  12.18%   -2.08%  23.79%   45.77%  -40.42%   3.86%    4.35%   0.77%    5.54%

Ending Number of AUs (000s)             9       9        8      18       13        1       1        1       1        0

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                     $13.248 $10.948  $11.420 $ 9.587   $6.402  $12.594 $13.443  $11.540 $11.187  $ 9.964
Ending AUV                        $19.053 $13.248  $10.948 $11.420   $9.587  $ 6.402 $12.594  $13.443 $11.540  $11.187

Percentage change in AUV           43.82%  21.01%   -4.13%  19.12%   49.75%  -49.17%  -6.32%   16.49%   3.16%   12.27%

Ending Number of AUs (000s)             4       3        4      19       15        5       6       20      10        1

Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                     $19.515 $16.985  $17.269 $13.157  $ 8.474  $13.405 $12.485  $12.228 $11.080  $10.057
Ending AUV                        $25.900 $19.515  $16.985 $17.269  $13.157  $ 8.474 $13.405  $12.485 $12.228  $11.080

Percentage change in AUV           32.72%  14.90%   -1.64%  31.25%   55.26%  -36.78%   7.37%    2.10%  10.36%   10.17%

Ending Number of AUs (000s)             2       2        7      14        6        3       1        0       9        0

Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                     $14.423 $12.454  $13.547 $11.390  $ 7.410  $13.279 $14.096  $12.161 $11.339  $10.040
Ending AUV                        $19.393 $14.423  $12.454 $13.547  $11.390  $ 7.410 $13.279  $14.096 $12.161  $11.339

Percentage change in AUV           34.46%  15.81%   -8.07%  18.94%   53.71%  -44.20%  -5.80%   15.91%   7.25%   12.94%

Ending Number of AUs (000s)             2       2        4       7       10        0       0        1       2        0

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                     $15.394 $14.058  $13.717 $11.048  $ 8.330  $12.810 $12.953  $12.144 $11.550  $10.056
Ending AUV                        $21.536 $15.394  $14.058 $13.717  $11.048  $ 8.330 $12.810  $12.953 $12.144  $11.550

Percentage change in AUV           39.90%   9.50%    2.49%  24.16%   32.63%  -34.97%  -1.10%    6.66%   5.14%   14.86%

Ending Number of AUs (000s)             2       2        2       2        3        3       1        2       7       0

Rydex S&P Small-Cap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                     $13.078 $10.974 $ 12.240 $ 9.883  $ 6.151  $10.997 $13.948 $ 11.818  11.517  $10.043
Ending AUV                        $18.494 $13.078 $ 10.974 $12.240  $ 9.883  $ 6.151 $10.997 $ 13.948  11.818  $11.517

Percentage change in AUV           41.41%  19.17%  -10.34%  23.85%   60.67%  -44.07% -21.16%   18.02%   2.61%   14.68%

Ending Number of AUs (000s)             2       3        9      32        8       11      11       15       1        1



                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                     $5.854   $6.310   $6.657   $7.041   $8.450   $8.085   $9.165   $10.358  $10.120   N/A
Ending AUV                        $5.624   $5.854   $6.310   $6.657   $7.041   $8.450   $8.085   $ 9.165  $10.358   N/A

Percentage change in AUV          -3.93%   -7.23%   -5.21%   -5.45%  -16.67%    4.51%  -11.78%   -11.52%    2.35%   N/A

Ending Number of AUs (000s)            1        0        0        6       0         1        0         0        0   N/A

Rydex Technology Fund (inception date May 1, 2004)
Beginning AUV                    $11.293  $10.187  $11.331  $10.216   $6.631  $12.270  $11.229   $10.710  $10.491  $9.845
Ending AUV                       $15.138  $11.293  $10.187  $11.331  $10.216   $6.631  $12.270   $11.229  $10.710 $10.491

Percentage change in AUV          34.05%   10.86%  -10.10%   10.91%   54.06%  -45.96%    9.27%     4.85%    2.09%   6.56%

Ending Number of AUs (000s)            2        1        1        5       13        0        1         0       0        0

Rydex Telecommunications Fund (inception date May 1, 2004)
Beginning AUV                     $9.569   $9.218  $10.877   $9.594   $7.531  $13.915  $12.869   $10.876  $10.858  $9.887
Ending AUV                       $11.129   $9.569  $9.218   $10.877   $9.594   $7.531  $13.915   $12.869  $10.876 $10.858

Percentage change in AUV          16.30%    3.81%  -15.25%   13.37%   27.39%  -45.88%    8.13%    18.32%    0.17%   9.82%

Ending Number of AUs (000s)            0        0        0        1        5        7        7         7        0       0

Rydex Transportation Fund (inception date May 1, 2004)
Beginning AUV                    $14.065  $12.083  $13.731  $11.172   $9.613  $12.992  $14.382   $13.527  $12.595 $10.023
Ending AUV                       $20.977  $14.065  $12.083  $13.731  $11.172   $9.613  $12.992   $14.382  $13.527 $12.595

Percentage change in AUV          49.14%   16.40%  -12.00%   22.91%   16.22%  -26.01%   -9.66%     6.32%    7.40%  25.66%

Ending Number of AUs (000s)            5        0        1        2        4        1        0         1        0       0

Rydex Utilities Fund (inception date May 1, 2004)

Beginning AUV                    $16.223  $16.206  $14.076  $13.302  $11.806  $16.934  $15.155   $12.654  $11.560 $10.059
Ending AUV                       $18.250  $16.223  $16.206  $14.076  $13.302  $11.806  $16.934   $15.155  $12.654 $11.560

Percentage change in AUV          12.49%    0.10%   15.13%    5.82%   12.67%  -30.28%   11.74%   19.76%    9.46%   14.92%

Ending Number of AUs (000s)            8       11       15       12       13        6        4        4        6        0

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                    $10.651  $10.675  $11.194  $11.979  $11.349  $13.062  $11.170   $ 9.666   $9.880   N/A
Ending AUV                       $10.248  $10.651  $10.675  $11.194  $11.979  $11.349  $13.062   $11.170   $9.666   N/A

Percentage change in AUV          -3.78%   -0.22%   -4.64%   -6.55%    5.55%  -13.11%   16.94%    15.56%   -2.17%   N/A

Ending Number of AUs (000s)            0        0        0        3        0        0        0         0        0   N/A

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
Beginning AUV                    $12.390  $10.990  $11.107  $10.240   $8.062  $11.656  $10.890   $10.044    N/A     N/A
Ending AUV                       $15.855  $12.390  $10.990  $11.107  $10.240   $8.062  $11.656   $10.890    N/A     N/A

Percentage change in AUV          27.97%   12.74%   -1.05%    8.47%   27.02%  -30.83%    7.03%     8.42%    N/A     N/A

Ending Number of AUs (000s)            7        6        6        5        7        5        7        5     N/A     N/A



                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Diversified Dividend Fund (inception date May 1, 2011)
Beginning AUV                    $10.770   $9.163   $9.993    N/A      N/A      N/A      N/A      N/A      N/A      N/A
Ending AUV                       $13.972  $10.770   $9.163    N/A      N/A      N/A      N/A      N/A      N/A      N/A

Percentage change in AUV          29.73%   17.54%   -8.31%    N/A      N/A      N/A      N/A      N/A      N/A      N/A

Ending number of AUs (000s)            8        0        5    N/A      N/A      N/A      N/A      N/A      N/A      N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV                     $1.464   $1.223   $1.189   $1.140   $0.902   $1.276   $1.153    $1.106   $1.033  $0.970
Ending AUV                        $2.037   $1.464   $1.223   $1.189   $1.140   $0.902   $1.276   $1.153    $1.106  $1.033

Percentage change in AUV          39.14%   19.71%     2.86%   4.30%   26.39%  -29.31%   10.67%     4.25%    7.07%   6.49%

Ending number of AUs (000s)           59       65       53       47       42       68       58        99      118     162

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV                     $2.888   $2.277   $2.460   $2.114   $1.623   $2.963   $3.168    $2.244   $1.984  $1.467
Ending AUV                        $2.937   $2.888   $2.277   $2.460   $2.114   $1.623   $2.963    $3.168   $2.244  $1.984

Percentage change in AUV           1.70%   26.83%   -7.44%   16.37%   30.25%  -45.22%   -6.47%    41.18%   13.10%  35.24%

Ending number of AUs (000s)          307      345      298      320      340      333      454       616      429     316

High Yield Fund (inception date May 1, 2004)
Beginning AUV                    $17.507  $15.092  $15.098  $13.427   $8.876  $12.066  $12.038   $10.980  $10.797  $9.966
Ending AUV                       $18.547  $17.507  $15.092  $15.098  $13.427   $8.876  $12.066   $12.038  $10.980 $10.797

Percentage change in AUV           5.94%   16.00%   -0.04%   12.45%   51.27%  -26.44%    0.23%     9.64%    1.69%   8.34%

Ending number of AUs (000s)            5       11        3        2        2        3        4         4        4       3

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV                     $1.830   $1.671   $1.805   $1.603   $1.247   $1.766   $1.632    $1.485   $1.398  $1.244
Ending AUV                        $2.328   $1.830   $1.671   $1.805   $1.603   $1.247   $1.766    $1.632   $1.485  $1.398

Percentage change in AUV          27.21%    9.52%   -7.42%   12.60%   28.55%  -29.39%    8.21%     9.90%    6.22%  12.38%

Ending Number of AUs (000s)           18       20       24       26       43       36       22        18       11       9

Money Market Fund (inception date May 1, 2012)
Beginning AUV                     $9.935  $10.000    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
Ending AUV                        $9.839   $9.935    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

Percentage change in AUV          -0.97%   -0.65%    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

Ending Number of AUs (000s)          314      330    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

Technology Fund  (inception date May 1, 2001)
Beginning AUV                     $0.715   $0.649   $0.690   $0.575   $0.369   $0.671   $0.630    $0.576   $0.569  $0.549
Ending AUV                        $0.886   $0.715   $0.649   $0.690   $0.575   $0.369   $0.671    $0.630   $0.576  $0.569

Percentage change in AUV          23.92%   10.17%   -5.94%   20.00%   55.83%  -45.01%    6.51%     9.38%    1.23%   3.64%

Ending number of AUs (000s)           21       18       15       52       47       61       40       125       20     106



                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Value Opportunities Fund (inception date May 1, 2003)
Beginning AUV                     $1.367   $1.174   $1.227   $1.159   $0.792   $1.664   $1.658    $1.483   $1.421  $1.295
Ending AUV                        $1.804   $1.367   $1.174   $1.227   $1.159   $0.792   $1.664    $1.658   $1.483  $1.421

Percentage change in AUV          31.97%   16.44%   -4.32%    5.87%   46.34%  -52.40%    0.36%    11.80%    4.36%   9.73%

Ending Number of AUs (000s)           23       33       38       74       95       91       81        61       51      57

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                    $13.142  $11.684  $11.611  $10.820   $8.681  $10.419   $9.993      N/A      N/A    N/A
Ending AUV                       $15.634  $13.142  $11.684  $11.611  $10.820   $8.681  $10.419      N/A      N/A    N/A

Percentage change in AUV          18.96%   12.48%    0.63%    7.31%   24.64%  -16.68%    4.26%      N/A      N/A    N/A

Ending Number of AUs (000s)           24       37       40       38       27       17       30      N/A      N/A    N/A

Enterprise Portfolio
Beginning AUV                     $3.532   $3.042   $3.116   $2.501   $1.744   $3.131   $2.591    $2.304   $2.072  $1.733
Ending AUV                        $4.629   $3.532   $3.042   $3.116   $2.501   $1.744   $3.131    $2.591   $2.304  $2.072

Percentage change in AUV          31.06%   16.11%   -2.37%   24.59%   43.41%  -44.30%   20.84%    12.46%   11.20%  19.56%

Ending number of AUs (000s)        1,241    1,305    1,465    1,593    1,849    1,992    2,144     2,278    2,576   3,092

Forty Portfolio (inception date May 1, 2007)
Beginning AUV                    $12.219   $9.940  $10.760  $10.181   $7.027  $12.710  $10.000      N/A      N/A    N/A
Ending AUV                       $15.874  $12.219   $9.940  $10.760  $10.181   $7.027  $12.710      N/A      N/A    N/A

Percentage change in AUV          29.91%   22.93%   -7.62%    5.69%   44.88%  -44.71%   27.10%      N/A      N/A    N/A

Ending Number of AUs (000s)           15       13        5        8       43       43       37      N/A      N/A    N/A

Global Research Portfolio
Beginning AUV                     $2.717   $2.286   $2.676   $2.334   $1.711   $3.125   $2.879    $2.460   $2.347  $2.262
Ending AUV                        $3.455   $2.717   $2.286   $2.676   $2.334   $1.711   $3.125    $2.879   $2.460  $2.347

Percentage change in AUV          27.16%   18.85%  -14.57%   14.65%   36.41%  -45.25%    8.54%    17.03%    4.81%   3.76%

Ending number of AUs (000s)        1,784    1,948    2,114    2,354    2,612    2,873    3,255     3,370    3,974   4,822

Janus Portfolio
Beginning AUV                     $2.578   $2.196   $2.342   $2.065   $1.530   $2.564   $2.250    $2.040   $1.976  $1.909
Ending AUV                        $3.326   $2.578   $2.196   $2.342   $2.065   $1.530   $2.564    $2.250   $2.040  $1.976

Percentage change in AUV          29.01%   17.40%   -6.23%   13.41%   34.97%  -40.33%   13.96%    10.29%    3.24%   3.51%

Ending number of AUs (000s)        1,268    1,454    1,542    1,623    1,828    2,015    2,097    2,297     2,553   2,989

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV                     $3.258   $2.901   $4.319   $3.481   $1.958   $4.131   $3.252    $2.234   $1.706  $1.448
Ending AUV                        $3.696   $3.258   $2.901   $4.319   $3.481   $1.958   $4.131    $3.252   $2.234  $1.706

Percentage change in AUV          13.44%   12.31%  -32.83%   24.07%   77.78%  -52.60%   27.03%    45.57%   30.95%  17.82%

Ending Number of AUs (000s)          316      390      405      502      452      516      829       743      272     115



                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV                    $11.416  $10.375  $10.764   $9.400   $7.102   $9.931  $10.005    N/A      N/A      N/A
Ending AUV                       $14.251  $11.416  $10.375  $10.764   $9.400   $7.102   $9.931    N/A      N/A      N/A

Percentage change in AUV          24.83%   10.03%   -3.61%   14.51%   32.36%  -28.49%   -0.74%    N/A      N/A      N/A

Ending Number of AUs (000s)            6        5        6        5        3        2        0    N/A      N/A      N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV                    $30.543  $25.277  $31.135  $25.631  $15.242  $30.025  $22.751   $17.684  $12.687  $9.817
Ending AUV                       $29.863  $30.543  $25.277  $31.135  $25.631  $15.242  $30.025   $22.751  $17.684 $12.687

Percentage change in AUV          -2.23%   20.83%  -18.81%   21.47%   68.16%  -49.24%   31.97%    28.65%   39.39%  29.24%

Ending number of AUs (000s)           35       42       48       59       58       61       56        27       24       3

LAZARD RETIREMENT SERIES INC.: (continued)
International Equity Portfolio (inception date May 1, 2004)
Beginning AUV                    $14.393  $12.004  $13.075  $12.375  $10.291  $16.504  $15.048   $12.404  $11.323  $9.932
Ending AUV                       $17.208  $14.393  $12.004  $13.075  $12.375  $10.291  $16.504   $15.048  $12.404 $11.323

Percentage change in AUV          19.56%   19.90%   -8.19%    5.66%   20.25%  -37.65%    9.68%    21.32%    9.55%  14.01%

Ending number of AUs (000s)            5        4        7        7        7        8        8         5        6       0

US Small-Mid Cap Equity Portfolio
Beginning AUV                     $1.968   $1.803   $2.003   $1.635   $1.082   $1.720   $1.872    $1.629   $1.582  $1.391
Ending AUV                        $2.635   $1.968   $1.803   $2.003   $1.635   $1.082   $1.720   $1.872   $1.629   $1.582

Percentage change in AUV          33.89%    9.15%   -9.99%   22.51%   51.11%  -37.09%   -8.12%    14.92%    2.97%  13.73%

Ending number of AUs (000s)          195      191      203      197      258      184      148       201      211     341

US Strategic Equity Portfolio
Beginning AUV                     $1.383   $1.225   $1.214   $1.086   $0.865   $1.350   $1.377    $1.184   $1.157  $1.045
Ending AUV                        $1.754   $1.383  $ 1.225   $1.214   $1.086   $0.865   $1.350    $1.377   $1.184  $1.157

Percentage change in AUV          26.83%   12.90%    0.91%   11.79%   25.55%  -35.93%   -1.96%    16.30%    2.33%  10.72%

Ending number of AUs (000s)           43       22       26       26       71       66       61        52       55      78

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV                    $11.117   $9.459  $ 9.323   $7.533   $5.654   $9.583   $9.899    N/A      N/A      N/A
Ending AUV                       $16.266  $11.117  $ 9.459   $9.323   $7.533   $5.654   $9.583    N/A      N/A      N/A

Percentage change in AUV          46.32%   17.53%    1.46%   23.76%   33.23%  -41.00%   -3.19%    N/A      N/A      N/A

Ending number of AUs (000s)           11        3        2        3        2        1        1    N/A      N/A      N/A

ClearBridge All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV                     $9.346   $8.211  $ 8.841   $7.658   $5.980   $9.523   $9.903    N/A      N/A      N/A
Ending AUV                       $12.229   $9.346  $ 8.211   $8.841   $7.658   $5.980   $9.523    N/A      N/A      N/A

Percentage change in AUV          30.85%   13.82%   -7.13%   15.45%   28.06%  -37.20%   -3.84%    N/A      N/A      N/A

Ending number of AUs (000s)            1        1        1        1        1        0        1    N/A      N/A      N/A



                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:(continued)
ClearBridge Equity Income Portfolio (inception date April 30, 2007)
Beginning AUV                    $10.550   $9.331   $8.735   $7.859   $6.458  $10.039   $9.952    N/A      N/A      N/A
Ending AUV                       $13.154  $10.550   $9.331   $8.735   $7.859   $6.458  $10.039    N/A      N/A      N/A

Percentage change in AUV          24.68%   13.06%    6.82%   11.15%   21.69%  -35.67%    0.87%    N/A      N/A      N/A

Ending number of AUs (000s)            1        1        1        0        0        1        0    N/A      N/A      N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV                    $11.095   $9.312   $9.467   $8.706   $6.176   $9.948   $9.896    N/A      N/A      N/A
Ending AUV                       $15.142  $11.095   $9.312   $9.467   $8.706   $6.176   $9.948    N/A      N/A      N/A

Percentage change in AUV          36.48%   19.15%   -1.64%    8.74%   40.97%  -37.92%    0.53%    N/A      N/A      N/A

Ending number of AUs (000s)            3        1        0        0        0        0        0    N/A      N/A      N/A

Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV                    $16.232  $13.856  $13.760  $12.093   $7.852  $11.466  $11.589   $10.580  $10.010   N/A
Ending AUV                       $17.078  $16.232  $13.856  $13.760  $12.093   $7.852  $11.466   $11.589  $10.580   N/A

Percentage change in AUV           5.21%   17.15%    0.70%   13.78%   54.01%  -31.52%   -1.06%     9.54%    5.69%   N/A

Ending number of AUs (000s)           12        3        1        5        2        0        0         0        0   N/A

LORD ABBETT SERIES FUND, INC. :
Calibrated Dividend Growth Portfolio  (inception date May 1, 2003)
Beginning AUV                     $1.883   $1.692   $1.705   $1.501   $1.228   $1.681   $1.646    $1.451   $1.412  $1.225
Ending AUV                        $2.385   $1.883   $1.692   $1.705   $1.501   $1.228   $1.681    $1.646   $1.451  $1.412

Percentage change in AUV          26.66%   11.29%   -0.76%   13.59%   22.23%  -26.95%    2.13%    13.44%    2.76%  15.27%

Ending Number of AUs (000s)          103       42       49       63       49       68      193       138      117      59

Growth and Income Portfolio
Beginning AUV                     $1.563   $1.408   $1.515   $1.303   $1.107   $1.758   $1.717   $1.479    $1.447  $1.297
Ending AUV                        $2.103   $1.563   $1.408   $1.515   $1.303   $1.107   $1.758   $1.717    $1.479  $1.447

Percentage change in AUV          34.55%   11.01%   -7.06%   16.27%   17.71%  -37.03%    2.39%    16.09%    2.21%  11.57%

Ending number of AUs (000s)          371      414      443      503      504      533      576       741      780     903

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV                     $1.838   $1.592   $1.814   $1.584   $1.025   $2.175   $2.009    $1.808   $1.547  $1.313
Ending AUV                        $2.386   $1.838   $1.592   $1.814   $1.584   $1.025   $2.175    $2.009   $1.808  $1.547

Percentage change in AUV          29.82%   15.45%  -12.24%   14.52%   54.54%  -52.87%    8.26%    11.12%   16.87%  17.82%

Ending number of AUs (000s)          131      129      149      144      169      196      225       259      302     222

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV                     $2.034   $1.779   $1.921   $1.538   $1.060   $1.976   $1.932    $1.755   $1.583  $1.307
Ending AUV                        $2.760   $2.034   $1.779   $1.921   $1.538   $1.060   $1.976    $1.932   $1.755  $1.583

Percentage change in AUV          35.69%   14.33%   -7.39%   24.90%   45.09%  -46.36%    2.28%    10.09%   10.87%  21.12%

Ending Number of AUs (000s)           16       10       22       38       49       92       63        88       87      58



                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV                     $1.414   $1.270   $1.277   $0.999   $0.767   $1.368   $1.128    $0.993   $0.882  $0.766
Ending AUV                        $1.856   $1.414   $1.270   $1.277   $0.999   $0.767   $1.368    $1.128   $0.993  $0.882

Percentage change in AUV          31.26%   11.34%   -0.55%   27.83%   30.25%  -43.93%   21.28%    13.60%   12.59%  15.14%

Ending number of AUs (000s)           11       17       13       25       62       58       77        46       41      20

Short Duration Bond Portfolio
Beginning AUV                     $1.445   $1.396   $1.406   $1.348   $1.202   $1.402   $1.352    $1.310   $1.305  $1.308
Ending AUV                        $1.440   $1.445   $1.396   $1.406   $1.348   $1.202   $1.402    $1.352   $1.310  $1.305

Percentage change in AUV          -0.35%    3.51%   -0.71%    4.30%   12.15%  -14.27%    3.70%     3.21%    0.38%  -0.23%

Ending Number of AUs (000s)          108      111      150      126       94       43      104       125       89     105

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV                     $1.339   $1.243   $1.269   $1.071   $0.881   $1.471   $1.479    $1.419   $1.393  $1.257
Ending AUV                        $1.933   $1.339   $1.243   $1.269   $1.071   $0.881   $1.471    $1.479   $1.419  $1.393

Percentage change in AUV          44.36%    7.72%   -2.05%   18.49%   21.57%  -40.11%   -0.54%     4.23%    1.87%  10.82%

Ending Number of AUs (000s)           27       26       23       57        8        7       11        5         5      11

Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV                    $14.375  $13.084  $13.635  $11.210   $8.615  $14.370  $13.488   $11.982  $11.325 $10.015
Ending AUV                       $19.584  $14.375  $13.084  $13.635  $11.210   $8.615  $14.370   $13.488  $11.982 $11.325

Percentage change in AUV          36.24%    9.87%   -4.04%   21.63%   30.12%  -40.05%    6.54%    12.57%    5.80%  13.08%

Ending Number of AUs (000s)            1        1        0        1        1        0        0         0        1       0

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                    $11.449  $10.456   $9.962   $9.005   $7.465   $9.814  $10.028     N/A      N/A     N/A
Ending AUV                       $13.579  $11.449  $10.456   $9.962   $9.005   $7.465   $9.814     N/A      N/A     N/A

Percentage change in AUV          18.60%    9.50%    4.96%   10.63%   20.63%  -23.94%   -2.13%     N/A      N/A     N/A

Ending number of AUs (000s)          466      526      625      704      794      933    1,075     N/A      N/A     N/A

JNF Equity Portfolio - Qualified (inception date May 1, 2007)
Beginning AUV                     $9.964   $8.601   $8.578   $6.865   $5.125   $8.987  $10.013     N/A      N/A     N/A
Ending AUV                       $13.462   $9.964   $8.601   $8.578   $6.865   $5.125   $8.987     N/A      N/A     N/A

Percentage change in AUV          35.11%   15.85%    0.27%   24.95%   33.95%  -42.97%  -10.25%     N/A      N/A     N/A

Ending number of AUs (000s)        5,303    5,865    6,578    7,375    8,149    8,830   10,378     N/A      N/A     N/A

JNF Equity Portfolio - Non Qualified (inception date May 1, 2007)
Beginning AUV                     $9.964   $8.601   $8.578   $6.865   $5.125   $8.987  $10.013     N/A      N/A     N/A
Ending AUV                       $13.462   $9.964   $8.601   $8.578   $6.865   $5.125   $8.987     N/A      N/A     N/A

Percentage change in AUV          35.11%   15.85%    0.27%   24.95%   33.95%  -42.97%  -10.25%     N/A      N/A     N/A

Ending number of AUs (000s)          152      146      203      207      225      246      264     N/A      N/A     N/A



                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV                    $14.400  $12.654  $12.536  $11.196   $9.302  $11.165  $10.411    $9.973    N/A     N/A
Ending AUV                       $14.296  $14.400  $12.654  $12.536  $11.196   $9.302  $11.165   $10.411    N/A     N/A

Percentage change in AUV          -0.72%   13.80%    0.94%   11.97%   20.36%  -16.69%    7.24%     4.39%    N/A     N/A

Ending Number of AUs (000s)            9       19       13       11        8       18        0        0     N/A     N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV                    $10.686  $10.242  $11.191   $9.077   $6.478  $11.641   $9.541   $10.105    N/A     N/A
Ending AUV                        $9.025  $10.686  $10.242  $11.191   $9.077   $6.478  $11.641    $9.541    N/A     N/A

Percentage change in AUV         -15.54%    4.34%   -8.48%   23.29%   40.12%  -44.35%   22.01%    -5.58%    N/A     N/A

Ending Number of AUs (000s)            1        2        2        6        4        7        0         1    N/A     N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV                    $16.800  $14.397  $13.677  $12.318   $9.533  $11.272  $10.761    $9.978    N/A     N/A
Ending AUV                       $15.477  $16.800  $14.397  $13.677  $12.318   $9.533  $11.272   $10.761    N/A     N/A

Percentage change in AUV          -7.88%   16.69%    5.26%   11.03%   29.21%  -15.43%    4.75%     7.85%    N/A     N/A

Ending Number of AUs (000s)            3        5        6        5        3        1        1         0    N/A     N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV                    $14.505  $13.217  $12.504  $11.642  $10.172  $10.527  $10.261   $10.010    N/A     N/A
Ending AUV                       $14.432  $14.505  $13.217  $12.504  $11.642  $10.172  $10.527   $10.261    N/A     N/A

Percentage change in AUV          -0.50%    9.75%    5.70%    7.40%   14.45%   -3.37%    2.59%     2.51%    N/A     N/A

Ending Number of AUs (000s)            2        2        0        1        0        0        0         0    N/A     N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV                    $15.661  $14.793  $13.891  $12.567  $10.864  $11.068  $10.189   $10.000    N/A     N/A
Ending AUV                       $14.191  $15.661  $14.793  $13.891  $12.567  $10.864  $11.068   $10.189    N/A     N/A

Percentage change in AUV          -9.39%    5.87%    6.49%   10.54%   15.68%   -1.84%    8.63%     1.89%    N/A     N/A

Ending Number of AUs (000s)            2        6        3        3        2        6        0         0    N/A     N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV                    $14.926  $13.191  $12.893  $11.377   $8.192  $10.818  $10.558    $9.989    N/A     N/A
Ending AUV                       $15.625  $14.926  $13.191  $12.893  $11.377   $8.192  $10.818   $10.558    N/A     N/A

Percentage change in AUV           4.68%   13.15%    2.31%   13.33%   38.88%  -24.27%    2.46%     5.70%    N/A     N/A

Ending Number of AUs (000s)            2        3        2        4        3        3        0         1    N/A     N/A

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV                    $17.141  $16.580  $13.100  $11.855  $12.524  $10.785   $9.925   $10.047    N/A     N/A
Ending AUV                       $14.773  $17.141  $16.580  $13.100  $11.855  $12.524  $10.785    $9.925    N/A     N/A

Percentage change in AUV         -13.81%    3.38%   26.56%   10.50%   -5.34%   16.12%    8.66%    -1.21%    N/A     N/A

Ending Number of AUs (000s)            5        6       15       11        4       24        5         0    N/A     N/A



                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV                    $12.903  $12.313  $12.300  $11.800  $10.517  $10.668  $10.036   $10.011    N/A     N/A
Ending AUV                       $12.758  $12.903  $12.313  $12.300  $11.800  $10.517  $10.668   $10.036    N/A     N/A

Percentage change in AUV          -1.12%    4.79%    0.11%    4.24%   12.20%   -1.42%    6.30%    0.25%     N/A     N/A

Ending Number of AUs (000s)            6        6        6       11        5        0        0         0    N/A     N/A

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV                     $1.724   $1.602   $1.449   $1.354   $1.155   $1.255   $1.146    $1.149   $1.137  $1.054
Ending AUV                        $1.550   $1.724   $1.602   $1.449   $1.354   $1.155   $1.255    $1.146   $1.149  $1.137

Percentage change in AUV         -10.09%    7.62%   10.56%    7.02%   17.23%   -7.97%    9.51%    -0.26%    1.06%   7.87%

Ending Number of AUs (000s)          469      672      675      512      456      310      178       145      142     134

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV                    $11.730  $11.529  $11.585  $11.460  $10.738  $10.881  $10.518   $10.188  $10.038 $10.000
Ending AUV                       $11.679  $11.730  $11.529  $11.585  $11.460  $10.738  $10.881   $10.518  $10.188 $10.038

Percentage change in AUV          -0.43%    1.74%   -0.48%    1.09%    6.72%   -1.31%    3.45%     3.24%    1.49%   0.38%

Ending Number of AUs (000s)            4        4        5        8        7        3       12         8        9       3

PIMCO VARIABLE INSURANCE TRUST: (continued)
Total Return Portfolio (inception date May 1, 2003)
Beginning AUV                     $1.649   $1.520   $1.482   $1.384   $1.226   $1.182   $1.098    $1.068   $1.053  $1.014
Ending AUV                        $1.601   $1.649   $1.520   $1.482   $1.384   $1.226   $1.182    $1.098   $1.068  $1.053

Percentage change in AUV          -2.91%    8.49%     2.56%   7.08%   12.89%    3.72%    7.65%     2.81%    1.42%   3.85%

Ending Number of AUs (000s)          552      802      497      625      566      313      276       167      118      77

PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value Portfolio (inception date November 1, 2006)
Beginning AUV                     $9.413   $8.597   $9.014   $8.333   $7.273  $10.889  $10.338    $9.935    N/A     N/A
Ending AUV                       $11.984   $9.413   $8.597   $9.014   $8.333   $7.273  $10.889   $10.338    N/A     N/A

Percentage change in AUV          27.31%    9.49%   -4.63%    8.17%   14.57%  -33.21%    5.33%     4.06%    N/A     N/A

Ending Number of AUs (000s)            0        0        0        0        0        0        0         0    N/A     N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV                    $10.702   $9.681  $12.801  $11.184   $6.492  $15.726  $11.151   $10.036    N/A     N/A
Ending AUV                       $10.363  $10.702   $9.681  $12.801  $11.184   $6.492  $15.726   $11.151    N/A     N/A

Percentage change in AUV          -3.17%   10.55%  -24.37%   14.46%   72.27%  -58.72%   41.03%    11.11%    N/A     N/A

Ending Number of AUs (000s)            8       12       23       26       33       33       50         5    N/A     N/A

Equity Income Portfolio  (inception date January 2, 2001)
Beginning AUV                     $1.395   $1.282   $1.224   $1.037   $0.919   $1.336   $1.342    $1.110   $1.063  $0.925
Ending AUV                        $1.780   $1.395   $1.282   $1.224   $1.037   $0.919   $1.336    $1.342   $1.110  $1.063

Percentage change in AUV          27.60%    8.81%    4.74%   18.03%   12.84%  -31.21%   -0.45%    20.90%    4.42%  14.92%

Ending number of AUs (000s)          180      250      235      231      256      273      265       169      126     125


                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Fund Portfolio (inception date January 2, 2001)
Beginning AUV                     $1.121   $1.030   $1.090   $0.951   $0.769   $1.184   $1.141    $0.990   $0.944  $0.860
Ending AUV                        $1.476   $1.121   $1.030   $1.090   $0.951   $0.769   $1.184    $1.141   $0.990  $0.944

Percentage change in AUV          31.67%    8.83%   -5.50%   14.62%   23.67%  -35.05%    3.77%    15.25%    4.87%   9.77%

Ending number of AUs (000s)          117      129      115      176      132      103       16        18       83      87

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV                    $15.331  $13.383  $13.799  $11.845   $7.476  $11.733  $11.223   $10.473  $10.003    N/A
Ending AUV                       $16.970  $15.331  $13.383  $13.799  $11.845   $7.476  $11.733   $11.223  $10.473    N/A

Percentage change in AUV          10.69%   14.56%   -3.01%   16.50%   58.44%  -36.28%    4.54%     7.16%    4.70%    N/A

Ending number of AUs (000s)            2        8       16        7        6        9        8         5        3    N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV                    $12.307  $11.217  $12.032  $10.309   $8.312  $12.675  $12.153   $10.934  $10.058    N/A
Ending AUV                       $16.175  $12.307  $11.217  $12.032  $10.309   $8.312  $12.675   $12.153  $10.934    N/A

Percentage change in AUV          31.43%    9.72%   -6.77%   16.71%   24.03%  -34.42%    4.30%    11.15%    8.71%    N/A

Ending number of AUs (000s)            1        1        3        3        3        1        1         0        0    N/A

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV                    $14.497  $13.172  $13.099  $11.880   $9.284  $10.620  $10.104   $10.020    N/A      N/A
Ending AUV                       $14.485  $14.497  $13.172  $13.099  $11.880   $9.284  $10.620   $10.104    N/A      N/A

Percentage change in AUV          -0.08%   10.06%    0.56%   10.26%   27.96%  -12.58%    5.11%     0.84%    N/A      N/A

Ending Number of AUs (000s)            2        2        1        0        2        0        0         0    N/A      N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV                     $2.384   $2.238   $2.571   $1.998   $1.277   $2.274   $2.209    $1.843   $1.668  $1.480
Ending AUV                        $2.855   $2.384   $2.238   $2.571   $1.998   $1.277   $2.274   $2.209    $1.843  $1.668

Percentage change in AUV          19.76%    6.52%  -12.95%   28.68%   56.46%  -43.84%    2.94%    19.86%   10.49%  12.70%

Ending Number of AUs (000s)          134      140      199      214      209      219      309       301      164     247

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV                     $2.528   $2.270   $2.371   $1.987   $1.484   $2.059   $2.125    $1.857   $1.728  $1.397
Ending AUV                        $3.373   $2.528   $2.270   $2.371   $1.987   $1.484   $2.059    $2.125   $1.857  $1.728

Percentage change in AUV          33.43%   11.37%   -4.26%   19.33%   33.89%  -27.93%   -3.11%    14.43%    7.47%  23.69%

Ending Number of AUs (000s)          141      161      208      199      192      218      221       246      344     325

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV                     $1.786   $1.416   $1.818   $1.610   $1.119   $2.006   $2.128    $1.856   $1.636  $1.378
Ending AUV                        $2.103   $1.786   $1.416   $1.818   $1.610   $1.119   $2.006    $2.128   $1.856  $1.636

Percentage change in AUV          17.75%   26.13%  -22.11%   12.92%   43.88%  -44.22%   -5.73%    14.66%   13.45%  18.72%

Ending Number of AUs (000s)          282      423      442      508      556      533      445       367      318     254


                                   2013     2012     2011     2010     2009     2008     2007     2006     2005     2004
------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV                     $2.294   $1.785   $2.428   $1.933   $0.916   $2.627   $1.928    $1.396   $1.068  $0.857
Ending AUV                        $2.544   $2.294   $1.785   $2.428   $1.933   $0.916   $2.627    $1.928   $1.396  $1.068

Percentage change in AUV          10.90%   28.52%  -26.48%   25.61%  111.03%  -65.13%   36.26%    38.11%   30.71%  24.62%

Ending number of AUs (000s)          148      174      238      290      685      277      504       361      276     257

Global Hard Assets Fund
Beginning AUV                     $4.005   $3.913   $4.730   $3.697   $2.370   $4.444   $3.088    $2.506   $1.669  $1.359
Ending AUV                        $4.383   $4.005   $3.913   $4.730   $3.697   $2.370   $4.444    $3.088   $2.506  $1.669

Percentage change in AUV           9.44%    2.35%  -17.27%   27.94%   55.99%  -46.67%   43.91%    23.22%   50.15%  22.81%

Ending number of AUs (000s)           84      135      148      182      231      273      337       291      243     157

Multi-Manager Alternatives Fund (inception date May 1, 2003)
Beginning AUV                     $1.057   $1.053   $1.089   $1.048   $0.929   $1.080   $1.049    $0.975   $0.982  $0.995
Ending AUV                        $1.099   $1.057   $1.053   $1.089   $1.048   $0.929   $1.080    $1.049   $0.975  $0.982

Percentage change in AUV           3.97%    0.38%   -3.31%    3.91%   12.81%  -13.98%    2.96%     7.59%   -0.71%  -1.31%

Ending Number of AUs (000s)           23       23       56       22       17        4        5         1        1       1

Unconstrained Emerging Markets Bond Fund
Beginning AUV                     $2.148   $2.055   $1.920   $1.826   $1.740   $1.696   $1.562    $1.481   $1.543  $1.427
Ending AUV                        $1.931   $2.148   $2.055   $1.920   $1.826   $1.740   $1.696    $1.562   $1.481  $1.543

Percentage change in AUV         -10.10%    4.53%    7.03%    5.15%    4.94%    2.59%    8.58%     5.47%   -4.02%   8.13%

Ending number of AUs (000s)           18       31       42       24       71       78      113        85      120     150

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV                    $18.629  $15.982  $16.075  $11.979   $8.623  $15.654  $12.927   $11.388   $9.904    N/A
Ending AUV                       $26.522  $18.629  $15.982  $16.075  $11.979   $8.623  $15.654   $12.927  $11.388    N/A

Percentage change in AUV          42.37%   16.56%   -0.58%   34.19%   38.92%  -44.92%   21.10%    13.51%   14.98%    N/A

Ending number of AUs (000s)           37       31       32       54       38       36       42        45       49    N/A

Opportunity Fund
Beginning AUV                     $3.052   $2.669   $2.853   $2.329   $1.592   $2.685   $2.543    $2.289   $2.143  $1.831
Ending AUV                        $3.949   $3.052   $2.669   $2.853   $2.329   $1.592   $2.685    $2.543   $2.289  $2.143

Percentage change in AUV          29.39%   14.35%   -6.45%   22.50%   46.29%  -40.71%    5.58%    11.10%    6.81%  17.04%

Ending number of AUs (000s)          328      334      380      393      400      329      341       317      397     540


                                       APPENDIX C
           DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

                                           UPON              UPON
STATE                                 PREMIUM PAYMENT    ANNUITIZATION    NONQUALIFIED    QUALIFIED
-----                                 ---------------    -------------    ------------    ---------
California .........................                          X               2.35%         0.50%

Maine...............................        X                                 2.00%(1)

Nevada..............................                          X               3.50%

South Dakota........................        X                                 1.25%(2)

Texas ..............................                          X               0.04%(3)      0.04%

West Virginia.......................                          X               1.00%         1.00%

Wyoming.............................        X                                 1.00%



NOTE:The  above tax deduction rates are as of January 1, 2014. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

     For a more detailed explanation of the assessment of taxes, see "Expenses - Premium Taxes."

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

                                    PRIVACY NOTICE OF
                        Jefferson National Life Insurance Company
01/2014

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law. We are required, on a periodic basis, to submit your personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts.

We also may submit your personal data to an outside vendor to obtain current address information. We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

   o  The Medical Information Bureau
   o  Consumer Reporting Agencies
   o  Service Providers who conduct marketing services on our behalf
   o  Other Data Providers

Data we collect may include:
   o  Name, address, e-mail address, phone number
   o  Social Security Number
   o  Demographic Data
   o  Health data
   o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

   o Insurance companies, agents, reinsurers, investment advisers, broker dealers
   o  Group policyholders for purpose of reporting claims experience
   o  Medical Laboratories and Prescription or Pharmacy Database Managers
   o  Medical Information and Motor Vehicle Bureaus or similar institutions
   o  A court or governmental agency when there is a lawful request
   o  Law enforcement officials to  prevent criminal activity and/or fraud
   o  Service providers that perform marketing or research services for us
   o Service providers that perform legal, audit, or administrative services for us
   o  Joint Marketing Partners
   o  Unaffiliated Fund Families
   o  Unaffiliated Third Parties
   o  Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                        10350 Ormsby Park Place
                        Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233





           TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
 General   Information  Regarding  Jefferson  National  Life  Insurance  Company
 Jefferson National Life Annuity Account C

Expense Guarantee Agreement
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Contingent Deferred Sales Charge Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------

                                  (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIGRP-SAI-C-0514) dated May 1, 2014 for this Prospectus, please complete this form, detach, and mail to:

                         Jefferson National Life Insurance Company
                                   Administrative Office
                                      P.O. Box 36840
                                Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account C (group annuity) fixed and variable annuity at the following address:

Name:________________________________________________________________________

Mailing Address:________________________________________________________________


                                        Sincerely,
      __________________________________________________________________________
                                        (Signature)
--------------------------------------------------------------------------------

(c) 2014, Jefferson National Life Insurance Company      JNL-MAXIGRP-PROS-C-0514

                  STATEMENT OF ADDITIONAL INFORMATION

         GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                               ISSUED BY

               JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                  AND

               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

   ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                   PHONE: (866) 667-0561 (TOLL FREE)

                              MAY 1, 2014

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson
National Life Annuity Account C (the "Variable Account"), dated May 1, 2014. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                           TABLE OF CONTENTS

                                                                 PAGE
GENERAL INFORMATION                                               B-3

EXPENSE GUARANTEE AGREEMENT                                       B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                           B-4

PUBLISHED RATINGS                                                 B-7

ADMINISTRATION                                                    B-7

ANNUITY PROVISIONS                                                B-7

DISTRIBUTION                                                      B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS         B-9

FINANCIAL STATEMENTS                                              B-9

                          GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                      EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invested in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated. Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the "Substitution") of the Northern Lights Variable Trust. A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio. Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.79%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.



                CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, (the "Code") proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple
IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2014 ($6,500 if age 50 or older by the end of 2014), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $129,000 for single filers, $191,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2014 ($6,500 if age 50 or older by the end of 2014). However, for single filers with modified adjusted gross income in excess of $114,000, but less than $129,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $181,000, but less than $191,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under
Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                           PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                             ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                           ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3.50% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

       ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2014.



                          FINANCIAL STATEMENTS
The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                              JEFFERSON NATIONAL LIFE
                              INSURANCE COMPANY

                              Statutory Basis Financial Statements
                              and Supplementary Information
                              Years Ended December 31, 2013, 2012 and 2011

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                              JEFFERSON NATIONAL LIFE
                              INSURANCE COMPANY

                              Statutory Basis Financial Statements
                              and Supplementary Information
                              Years Ended December 31, 2013, 2012 and 2011

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS
================================================================================

INDEPENDENT AUDITOR'S REPORT                                                 3-4

STATUTORY BASIS FINANCIAL STATEMENTS:

  Statements of Admitted Assets, Liabilities and Capital and Surplus
    as of December 31, 2013 and 2012                                           5

  Statements of Operations for the Years Ended December 31,
    2013, 2012 and 2011                                                        6

  Statements of Changes in Capital and Surplus for the Years Ended
    December 31, 2013, 2012 and 2011                                           7

  Statements of Cash Flows for the Years Ended December 31,
    2013, 2012 and 2011                                                        8

  Notes to Statutory Basis Financial Statements                             9-37

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTARY INFORMATION                     38

SUPPLEMENTARY INFORMATION:

  Selected Financial Data                                                  39-40

  Summary Investment Schedule

  Investment Risk Interrogatories

[BDO LOGO]              Tel: +212 885-8000            100 Park Avenue
                        Fax: +212 697-1299            New York, NY 10017
                        www.bdo.com

INDEPENDENT AUDITOR'S REPORT

Board of Directors
Jefferson National Life Insurance Company
Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2013, 2012 and 2011, and the related notes to the statutory basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE STATUTORY BASIS FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

[BDO LOGO]

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matters described in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2013, 2012 and 2011.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2013, 2012 and 2011 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

/s/ BDO USA, LLP

March 31, 2014

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND CAPITAL AND SURPLUS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                 2013          2012
---------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
  Bonds at amortized cost                             $   427,277   $   446,337
  Preferred stock                                           5,286         6,899
  Common stock                                              4,388         9,533
  Mortgage loan trusts                                     19,170        13,219
  Mortgage loans on real estate                             1,801         1,991
  Investment in real estate                                 1,245         1,060
  Policyholder loans                                        6,517         6,756
  Cash and short-term investments                          17,149        13,508
  Other invested assets                                         -         1,961
  Derivatives                                                   -            14
---------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                          482,833       501,278
ACCRUED INVESTMENT INCOME                                   3,437         4,409
AMOUNTS RECOVERABLE ON REINSURANCE CEDED                    2,017         2,723
DEFERRED TAX ASSET                                            550           369
OTHER ADMITTED ASSETS                                       3,333         2,680
SEPARATE ACCOUNT ASSETS                                 2,561,281     1,747,895
---------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                           $ 3,053,451   $ 2,259,354
=================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Policy and contract reserves                          $   211,580   $   215,982
  Claim reserves                                              (44)         (109)
  Accounts payable and accrued expenses                       147           532
  Payable on reinsurance                                  181,416       191,581
  Due to parent and affiliates                                188         1,846
  Asset valuation reserve                                   2,849         2,711
  Interest maintenance reserve                              5,891         5,530
  Transfers from separate accounts                         (1,322)       (1,962)
  Borrowed money                                           36,379        44,700
  Other liabilities                                        15,639         9,172
  Separate account liabilities                          2,561,281     1,747,895
---------------------------------------------------------------------------------
      TOTAL LIABILITIES                                 3,014,004     2,217,878
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common stock, $4.80 par value, 1,065,000 shares
    authorized, 1,043,565 shares issued and
    outstanding                                             5,009         5,009
  Paid-in surplus                                          42,165        42,165
  Unassigned deficit                                      (11,358)      (10,725)
  Special surplus funds                                     3,631         5,027
---------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                            39,447        41,476
---------------------------------------------------------------------------------
      TOTAL LIABILITIES, CAPITAL AND SURPLUS          $ 3,053,451   $ 2,259,354
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                           2013         2012       2011
---------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other
    considerations                          $  741,073   $  420,804   $ 275,695
  Net investment income                         21,391       23,054      26,473
  Reserve adjustment on reinsurance
    ceded                                       (3,968)      (6,345)     (6,538)
  Commission and expense allowances on
    reinsurance ceded                            1,994        1,873       3,083
  Amortization of interest maintenance
    reserve                                        738          676         492
  Fee income                                     5,951        5,921       6,511
  Other revenues                                 9,002        7,037       6,060
---------------------------------------------------------------------------------
      TOTAL REVENUES                           776,181      453,020     311,776
---------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Annuity and surrender benefits               194,199      157,487     141,910
  Increase (decrease) in policy and
    contract reserves                           (4,479)         458       1,334
  Other benefits                                 3,139        3,768       3,606
  Commissions                                    1,357        1,667       1,751
  General and administrative expenses           18,831       15,280      17,622
  Taxes, licenses and fees                         433          437         135
  Net transfers to separate accounts           553,436      262,923     133,990
  Decrease in funds withheld                    13,248       10,605      10,608
  Interest maintenance reserve released
    on reinsurance transaction                  (3,505)           -           -
  Other expenses                                    92           80          80
---------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES              776,751      452,705     311,036
---------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS
        BEFORE FEDERAL INCOME TAX
        PROVISION AND NET REALIZED
        CAPITAL LOSSES                            (570)         315         740
FEDERAL INCOME TAX PROVISION                       181            -           -
---------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS
        BEFORE NET REALIZED CAPITAL
        LOSSES                                    (751)         315         740
NET REALIZED CAPITAL LOSSES, NET OF
  TRANSFERS TO IMR                                (342)      (3,242)     (5,532)
---------------------------------------------------------------------------------
NET LOSS                                    $   (1,093)  $   (2,927)  $  (4,792)
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                           2013         2012        2011
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR      $   41,476   $   47,174   $  31,314
---------------------------------------------------------------------------------
Adjustments to surplus:
  Net loss                                      (1,093)      (2,927)     (4,792)
  Change in net unrealized capital gains
    (losses)                                       452          211        (591)
  Change in deferred income tax                    181      (19,478)      3,520
  Change in nonadmitted assets                     (35)      19,586      (3,524)
  Change in asset valuation reserve               (138)      (1,612)        (83)
  Paid-in surplus                                    -            -      15,175
  Change in surplus as a result of
    reinsurance, net of tax                     (1,396)      (1,478)     (2,330)
  Increase in surplus due to quasi
    reorganization                                   -            -       8,485
---------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                (2,029)      (5,698)     15,860
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR            $   39,447   $   41,476   $  47,174
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                       2013            2012            2011
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance                  $ 741,073       $ 420,804       $ 275,695
  Net investment income                                     18,480          18,533          22,240
  Miscellaneous income                                      16,947          14,831          15,654
----------------------------------------------------------------------------------------------------
        TOTAL INCOME RECEIVED                              776,500         454,168         313,589
----------------------------------------------------------------------------------------------------
  Benefit and loss related payments                        200,765         167,396         152,875
  Net transfers to separate accounts                       552,796         262,030         132,775
  Commissions, expenses paid and aggregate
    write-ins for deductions                                30,348          28,055          30,359
  Federal and foreign income taxes paid                        369               -               -
----------------------------------------------------------------------------------------------------
        TOTAL OPERATING EXPENSES PAID                      784,278         457,481         316,009
----------------------------------------------------------------------------------------------------
        NET CASH USED IN
          OPERATING ACTIVITIES                              (7,778)         (3,313)         (2,420)
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured
    or repaid:
      Bonds and stocks                                     132,103         180,166         168,402
      Mortgage loans                                         1,378             617           1,065
      Derivatives                                                -               -             231
      Other invested assets                                  2,662           2,236             102
      Miscellaneous proceeds                                    61             334               -
----------------------------------------------------------------------------------------------------
        TOTAL INVESTMENT PROCEEDS                          136,204         183,353         169,800
----------------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds and stocks                                       (97,984)       (199,376)       (337,126)
    Mortgage loans                                          (7,173)              -            (875)
    Real estate                                               (529)              -            (609)
    Other invested assets                                        -          (1,033)           (491)
    Miscellaneous investments                                    -              (5)            (25)
----------------------------------------------------------------------------------------------------
        TOTAL COST OF INVESTMENTS ACQUIRED                (105,686)       (200,414)       (339,126)
----------------------------------------------------------------------------------------------------
  Net decrease in policy loans                                 203             444             705
----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN)
          INVESTING ACTIVITIES                              30,721         (16,617)       (168,621)
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
    Borrowed money                                          (8,320)         (8,069)        (13,828)
    Net deposit-type contract fund and other
      liabilities                                               77           1,402          (1,408)
    Other cash applied                                     (11,059)         (7,333)            861
    Paid-in surplus                                              -               -          15,175
----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN)
          FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES                            (19,302)        (14,000)            800
----------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM
  INVESTMENTS                                                3,641         (33,930)       (170,241)
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                         13,508          47,438         217,679
----------------------------------------------------------------------------------------------------
  End of year                                            $  17,149       $  13,508       $  47,438
====================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

1. ORGANIZATION

Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial").

The following states represented premiums collected in excess of 5% of total premiums in 2013, 2012 and 2011:

                                              2013          2012         2011
--------------------------------------------------------------------------------
California                                      12%           11%          10%
Florida                                         10%            8%           6%
Texas                                            8%           10%          11%
Massachusetts                                    6%            8%           9%
Ohio                                             6%           N/A          N/A
================================================================================

All outstanding shares of the Company are owned by the parent company, JN Financial, an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code S841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $890 and $1,072 at December 31, 2013 and 2012, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

o bonds are carried principally at amortized cost, but at fair value for GAAP;

o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

o assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

o premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

o goodwill and other intangibles are subject to certain limitations as admitted assets;

o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

o certain "nonadmitted assets" (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

o under GAAP, the Company applied push-down accounting related to the JN Financial's management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

A reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2013, 2012 and 2011 is as follows:

                                                  Net Loss                    Capital and Surplus
                                       -------------------------------  --------------------------------
                                           Year Ended December 31,                December 31,
                                       -------------------------------  --------------------------------
                                           2013       2012       2011       2013       2012       2011
--------------------------------------------------------------------------------------------------------
Statutory amounts                      $ (1,093)  $ (2,927)  $ (4,792)  $ 39,447   $ 41,476   $ 47,174
Add (deduct) adjustments:
  Investments                            (1,186)      (284)     1,875      7,897     26,220     15,010
  Deferred acquisition costs and
    valuation of business acquired          (18)      (141)    (2,365)    17,418     14,607     16,445
  Goodwill and other intangibles              -          -     (2,400)     5,218      5,218      4,146
  Nonadmitted assets                          -          -          -          -          -        136
  Policy reserves                           794      2,435      3,365     (1,099)    (1,938)    (4,399)
  Ceding commissions                     (1,396)    (1,478)    (2,329)         -          -          -
  Fixed assets                              146          -          -        146          -          -
  Deferred taxes                            118          -          -        (63)
  Other                                      (1)         4         (3)         4         10          4
--------------------------------------------------------------------------------------------------------
GAAP-basis amounts                     $ (2,636)  $ (2,391)  $ (6,649)  $ 68,968   $ 85,593   $ 78,516
========================================================================================================

                                       11

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in ten trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 30.77%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

DERIVATIVES - The Company held S&P puts that contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

death benefit rider. The Company reported the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations.

OTHER INVESTED ASSETS - Other invested assets represented an investment in a limited partnership interest. The partnership wholly owned an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. The position is reported at the Company's share of underlying equity of the investee. The position was sold in October 2013.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

ANNUITY RESERVES

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

FEDERAL INCOME TAX

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2013, 2012 and 2011, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2013, the years still subject to examination by a taxing authority are 2010 through 2012.

DEFERRED INCOME TAXES

In 2013 and 2012, deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company's ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

In 2011, deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

ESTIMATES

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATIONS

Certain prior period balances have been reclassified to conform to the current year presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SSAP NO. 103 - "ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES"

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No 103 will supersede SSAP No. 91R, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update ("ASU") 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor's effective control. The Company adopted SSAP No. 103 effective January 1, 2013. The adoption of this guidance did not have any impact on the Company's results of operations, financial position or liquidity.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2013 are as follows:

                                                                   Gross Unrealized        NAIC
                                                      Amortized   ------------------     Market
                                                           Cost     Gains    Losses       Value
------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                                        $  7,742   $   213   $   (58)   $  7,897
  States and political subdivisions                       3,586         5      (149)      3,442
  Corporate bonds                                       183,349     6,373    (5,901)    183,821
  Mortgage-backed securities:
    U.S. government agencies                             28,607       621      (851)     28,377
    Corporate                                           203,993    17,261    (1,008)    220,246
------------------------------------------------------------------------------------------------
                                                        427,277    24,473    (7,967)    443,783
Preferred stock                                           5,286        21      (227)      5,080
Common stock                                              4,388         -         -       4,388
------------------------------------------------------------------------------------------------
Total                                                  $436,951   $24,494   $(8,194)   $453,251
================================================================================================

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2012 are as follows:

                                                                   Gross Unrealized        NAIC
                                                      Amortized   ------------------     Market
                                                           Cost     Gains    Losses       Value
------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                                        $  7,659   $   351   $     -    $  8,010
  States and political subdivisions                       5,620       407        (8)      6,019
  Corporate bonds                                       186,239    14,858      (134)    200,963
  Mortgage-backed securities:
    U.S. government agencies                             23,464     1,633         -      25,097
    Corporate                                           223,355    15,892      (303)    238,944
------------------------------------------------------------------------------------------------
                                                        446,337    33,141      (445)    479,033
Preferred stock                                           6,899        68      (302)      6,665
Common stock                                              9,534         -        (1)      9,533
------------------------------------------------------------------------------------------------
Total                                                  $462,770   $33,209   $  (748)   $495,231
================================================================================================

As of December 31, 2013 and 2012, the Company had fixed maturity securities with a statement value of $12,956 and $12,905, respectively, on deposit with various state regulatory agencies. As of December 31, 2013 and 2012, the Company had mortgage-backed securities with a carrying value of $42,003 and $44,118, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2013 are as follows:

                                                                           NAIC
                                                         Amortized       Market
                                                              Cost        Value
--------------------------------------------------------------------------------
Due in one year or less                                   $    722     $    733
Due after one year through five years                       35,085       36,887
Due after five years through ten years                     123,167      122,737
Due after ten years                                         35,703       34,804
Mortgage-backed securities                                 232,600      248,622
--------------------------------------------------------------------------------
Total                                                     $427,277     $443,783
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2013, 2012 and 2011, proceeds from the sales and maturities of fixed maturity securities were $132,103, $180,166 and $168,402, respectively.

Net realized capital gains (losses) for 2013, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31, 2013
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  5,489      $  (406)    $        -     $ 5,083
Preferred stock                                   -         (404)          (209)       (613)
Common stock                                      -            -            (51)        (51)
Mortgage loans                                    -            -            (48)        (48)
Derivatives                                       -          (14)             -         (14)
Real estate                                      24            -           (245)       (221)
Other invested assets                           126            -              -         126
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         5,639         (824)          (553)      4,262
Transfer to IMR                              (4,604)           -              -      (4,604)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $  1,035      $  (824)    $     (553)    $  (342)
=============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31, 2012
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  8,906      $(6,402)    $     (719)    $ 1,785
Preferred stock                                  35            -           (406)       (371)
Common stock                                      -            -         (1,977)     (1,977)
Mortgage loans                                   11            -              -          11
Derivatives                                       -        (335)              -        (335)
Real estate                                       -         (24)            (72)        (96)
Other invested assets                            52            -              -          52
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         9,004       (6,761)        (3,174)       (931)
Transfer to IMR                              (2,311)           -              -      (2,311)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $  6,693      $(6,761)    $   (3,174)    $(3,242)
=============================================================================================

YEAR ENDED DECEMBER 31, 2011
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  2,943      $  (491)    $   (5,006)    $(2,554)
Preferred stock                                  40          (39)        (1,571)     (1,570)
Mortgage loans                                    -            -            (11)        (11)
Derivatives                                       -         (163)             -        (163)
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         2,983         (693)        (6,588)     (4,298)
Transfer to IMR                              (2,548)           -          1,314      (1,234)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $    435      $  (693)    $   (5,274)    $(5,532)
=============================================================================================

During 2011, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition, a $750 impairment charge was recorded on the IGA in 2011. The commutation of the IGA was completed in 2011, and the contract was exchanged for a government agency security and equity interests in certain corporate investments. The fair value of the government agency security and equity interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2013 and 2012, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $16,373 and $16,886, respectively, with an aggregate fair value of $16,470 and $17,471, respectively. Those holdings amounted to 3.8% of the Company's investments in bonds at both December 31, 2013 and 2012, and 3.3% of the Company's total admitted assets at both December 31, 2013 and 2012. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

DERIVATIVES

At December 31, 2012, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $14 which expired on June 28, 2013. The puts contained market risk since the market value was derived from movements in the S&P 500 and the expiration date of the contract. The Company reported the puts at fair value with the change in market value recognized in the net realized capital gain (loss) in the statutory basis statements of operations. In 2013, the Company reported realized losses of $14 and $335 related to the puts in the years ended December 31, 2013 and 2012, respectively.

NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2013, 2012 and 2011, including accrual of discount and amortization of premiums, arose from the following sources:

                                               2013         2012           2011
---------------------------------------------------------------------------------
Bonds                                      $ 20,383      $21,966     $   25,505
Preferred stock                                 409          511            730
Common stock                                    304          455            339
Mortgage loans on real estate                 1,025          986          1,126
Policy loans                                    398          422            461
Cash and short-term investments                   8            4              4
Other invested assets                           397          608            779
Miscellaneous investment income                  75            2              5
---------------------------------------------------------------------------------
  Total gross investment income              22,999       24,954         28,949
Investment expense                             (751)        (772)        (1,074)
Interest expense                               (857)      (1,128)        (1,402)
---------------------------------------------------------------------------------
Net investment income                      $ 21,391      $23,054     $   26,473
=================================================================================

There was no accrued investment income excluded from surplus during 2013, 2012 and 2011.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2013 and 2012 follow:

DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------
                                    Less Than 12 Months     12 Months or More
                                     in Unrealized Loss    in Unrealized Loss            Total
                                   ----------------------  -------------------  -------------------------
                                       NAIC                   NAIC                   NAIC
                                     Market  Unrealized     Market  Unrealized     Market    Unrealized
                                      Value      Losses      Value      Losses      Value        Losses
---------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                    $  2,966  $     (149)   $     -  $        -  $   2,966  $       (149)
  States and political
    subdivisions                      3,535         (58)         -           -      3,535           (58)
Corporate bonds                      75,684      (4,844)     8,515      (1,057)    84,199        (5,901)
Mortgage-backed securities:
    U.S. government agencies         16,356        (851)         -           -     16,356          (851)
    Corporate                        15,705        (955)       564         (53)    16,269        (1,008)
---------------------------------------------------------------------------------------------------------
Total debt securities               114,246      (6,857)     9,079      (1,110)   123,325        (7,967)
Preferred stock                       4,015        (227)         -           -      4,015          (227)
Common stock                              -           -          -           -          -             -
---------------------------------------------------------------------------------------------------------
Total                             $ 118,261  $   (7,084)   $ 9,079  $   (1,110) $ 127,340  $     (8,194)
=========================================================================================================
Number of positions held                119                     10                    129
=========================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2012
---------------------------------------------------------------------------------------------------------
                                     Less Than 12 Months     12 Months or More
                                     in Unrealized Loss      in Unrealized Loss             Total
                                   -----------------------  --------------------  ------------------------
                                       NAIC                    NAIC                    NAIC
                                     Market   Unrealized     Market   Unrealized     Market    Unrealized
                                      Value       Losses      Value       Losses      Value        Losses
-----------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                    $      -   $        -    $     -   $        -  $       -   $         -
  States and political
    subdivisions                      1,492           (8)         -            -      1,492            (8)
Corporate bonds                      18,024         (134)         -            -     18,024          (134)
Mortgage-backed securities:
    U.S. government agencies              -            -          -            -          -             -
    Corporate                             -            -      9,763         (303)     9,763          (303)
-----------------------------------------------------------------------------------------------------------
Total debt securities                19,516         (142)     9,763         (303)    29,279          (445)
Preferred stock                           -            -      3,103         (302)     3,103          (302)
Common stock                              -            -      5,000           (1)     5,000            (1)
-----------------------------------------------------------------------------------------------------------
Total                              $ 19,516   $     (142)   $17,866   $     (606) $  37,382    $     (748)
===========================================================================================================
Number of positions held                 19                       5                      24
===========================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2013 and 2012, the Company had $1,931,069 and $2,078,647,
respectively, of individual and group life insurance in force. On $282,725 and $215,782 of insurance in force as of December 31, 2013 and 2012, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,490 and $1,613 at December 31, 2013 and 2012, respectively. The Company has ceded 100% of its life reserves at December 31, 2013 and 2012.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") -- Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM dEATH BENEFIT ("GMDB") -- These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

At December 31, 2013, the Company had the following with guaranteed benefits:

                                      Subjected                    Reinsurance
Benefit and Type of Risk          Account Value  Gross Reserve  Reserve Credit
--------------------------------------------------------------------------------
GMDB                              $     416,574  $      21,448  $       17,264
GMIB                                     14,958            259               -
GMWB                                      2,648              1               -
================================================================================

At December 31, 2012, the Company had the following with guaranteed benefits:

                                      Subjected                    Reinsurance
Benefit and Type of Risk          Account Value  Gross Reserve  Reserve Credit
--------------------------------------------------------------------------------
GMDB                              $     397,209  $      24,690  $       19,780
GMIB                                     15,167            695               4
GMWB                                      2,759              4               -
================================================================================

The following table provides information on the GMDB features outstanding at December 31, 2013 and 2012. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2013 and 2012 is as follows:

                                                          2013            2012
--------------------------------------------------------------------------------
                                                       (in the event of death)
Return of net deposit:
  Account value                                        229,996         222,484
  Net amount at risk                                    16,851          22,649
  Average attained age of contract holders                  55              54
Return of net deposits plus a minimum return           181,911         169,968
Net amount at risk                                     115,813         139,697
Average attained age of contract holders                    64              63
Guaranteed minimum return                                    5%              5%
Highest specified anniversary account value minus:
  Withdrawals post-anniversary:
    Account value                                        4,667           4,756
    Net amount at risk                                     467             845
    Average attained age of contract holders                66              65
================================================================================

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $14,423 and $14,555 at December 31, 2013 and 2012, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2013 and 2012 are as follows:

                                                                      2013        2012
----------------------------------------------------------------------------------------
Asset type:
  Domestic equity                                             $    234,179  $  194,502
  International equity                                              34,944      30,441
  Bonds                                                             29,906      46,246
  Balanced bond/equity                                              21,268      19,875
----------------------------------------------------------------------------------------
      Total                                                        320,297     291,064
Money market                                                        22,302      28,307
----------------------------------------------------------------------------------------
      Total                                                   $    342,599  $  319,371
========================================================================================
Percent of total variable annuity separate account values             13.4%       18.3%
========================================================================================

At December 31, 2013, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                          2013
                                                              ----------------------------
                                                                    Amount    % of Total
------------------------------------------------------------------------------------------
A.      Subject to discretionary withdrawal:
    1.   With market value adjustment                         $        540             -%
    2.   At book value less current surrender charge of 5% or
         more                                                        5,779            .2
    3.   At fair value                                           2,559,386          84.9
------------------------------------------------------------------------------------------
    4.   Total with adjustment or at fair value                  2,565,705          85.1
    5.   At book value without adjustment (minimal or no
         charge or adjustment)                                     427,175          14.2
B.      Not subject to discretionary withdrawal                     21,260            .7
------------------------------------------------------------------------------------------
C.      Total (gross: direct + assumed)                          3,014,140         100.0%
                                                                              ============
D.      Reinsurance ceded                                         (247,079)
----------------------------------------------------------------------------
E.      Total (net) (C) + (D)                                 $  2,767,061
============================================================================

6. FAIR VALUE MEASUREMENTS

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

o Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

o Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

o Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2013 and 2012:

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

MORTGAGE-BACKED SECURITIES ("MBS")

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

CORPORATE BONDS

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

EQUITIES

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company's fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy

CASH AND SHORT-TERM INVESTMENTS

The market value of cash and short-term investments is estimated to approximate the carrying value.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are stated at fair value based on the NAV of the underlying mutual funds, as determined by the fund manager.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 are as follows:

                                                                                                                    NAIC
                                                                                                                Carrying
Description                                              Level 1      Level 2      Level 3          Total          Value
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Bonds                                             $          -   $  343,799   $   99,984   $    443,783   $    427,277
  Preferred stock                                          5,034           46            -          5,080          5,286
  Common stock                                             2,604            -        1,784          4,388          4,388
  Separate account assets                              2,561,281            -            -      2,561,281      2,561,281
  Cash and short-term investments                              -       17,149            -         17,149         17,149
--------------------------------------------------------------------------------------------------------------------------
                                                    $  2,568,919   $  360,994   $  101,768   $  3,031,681   $  3,015,381
==========================================================================================================================
LIABILITIES
Separate account liabilities                        $  2,561,201   $        -   $        -   $  2,561,281   $  2,561,281
==========================================================================================================================

Prior to 2013, the Company classified its investments in registered investment companies by the separate accounts as Level 2. The fair value of investments in registered management companies at December 31, 2013 was reclassified from Level 2 to Level 1.

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2013:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                              Balance at
                            January 1,        Into      Out of   Included in   Included in                                December
                                  2013     Level 3     Level 3        Income       Surplus   Purchases,        Sales      31, 2013
------------------------------------------------------------------------------------------------------------------------------------
Bonds                          $97,707           -           -   $     5,880   $       (58)  $   33,558   $  (37,103)  $    99,984
Preferred stock                    209           -           -          (209)            -            -            -             -
Common stock                     6,835           -           -           (51)            -            -       (5,000)        1,784
Other invested assets            1,961           -           -           126           452            -       (2,539)            -
====================================================================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows:

                                                                                                                              NAIC
                                                                                                                          Carrying
Description                                                      Level 1        Level 2      Level 3          Total          Value
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Bonds                                                         $      -    $   381,326   $   97,707   $    479,033    $   446,337
  Preferred stock                                                  6,405             51          209          6,665          6,899
  Common stock                                                     2,698              -        6,835          9,533          9,533
  Other invested assets                                                -              -        1,961          1,961          1,961
  Derivatives                                                          -             14            -             14             14
  Separate account assets                                              -      1,747,895            -      1,747,895      1,747,895
  Cash and short-term investments                                      -         13,508            -         13,508         13,508
------------------------------------------------------------------------------------------------------------------------------------
                                                                $  9,103    $ 2,142,794   $  106,712   $  2,258,609    $ 2,226,147
====================================================================================================================================
LIABILITIES
Separate account liabilities                                    $      -    $ 1,747,895   $        -   $  1,747,895    $ 1,747,895
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2012 are as follows:

                                                                Total Gains   Total Gains
                            Balance at  Transfers    Transfers     (Losses)      (Losses)                        Balance at
                            January 1,       into       Out of  Included in   Included in                          December
                                  2012    Level 3      Level 3       Income       Surplus  Purchases      Sales    31, 2012
-----------------------------------------------------------------------------------------------------------------------------
Bonds                     $     87,245  $       -  $         -  $      (443) $      9,484  $  28,283  $ (26,862) $   97,707
Preferred stock                  1,505          -            -         (406)            -          -       (890)        209
Common stock                     7,288          -            -       (1,977)          634        890          -       6,835
Other invested assets            2,455          -            -            -          (452)         -        (42)      1,961
=============================================================================================================================

Amounts related to the Company's other financial instruments not measured at fair value on a recurring basis as of December 31, 2013 and 2012 are as follows:

DECEMBER 31, 2013
--------------------------------------------------------------------
                                        Carrying Value   Fair Value
--------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts                    $       19,170   $   19,170
Mortgage loans on real estate                    1,801        1,801
Real estate                                      1,245        1,245
Policy loans                                     6,517        6,517
====================================================================
LIABILITIES
Policy and contract reserves            $      211,580   $  212,157
Borrowed money                                  36,379       36,379
====================================================================

DECEMBER 31, 2012
--------------------------------------------------------------------
                                        Carrying Value   Fair Value
--------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts                    $       13,219   $   13,219
Mortgage loans on real estate                    1,991        1,991
Real estate                                      1,060        1,060
Policy loans                                     6,756        6,756
====================================================================
LIABILITIES
Policy and contract reserves            $      215,982   $  216,888
Borrowed money                                  44,700       44,700
====================================================================

7. BORROWED MONEY

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2013, the Company owned $2,604 of FHLB common stock and had pledged RMBS and certificates of deposit with a carrying value of $42,003 as collateral. At December 31, 2012, the Company owned $2,698 of FHLB capital stock and has pledged collateral of $44,118 in carrying value of RMBS securities. As of December 31, 2013, the Company had drawn $71,000 in FHLB advances with an unpaid balance of

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

$36,318. As of December 31, 2012, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $44,616. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

8. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas
("Conseco"). The total reserves transferred under these agreements were $306,064 and $313,962 for the years ended December 31, 2013 and 2012, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $17,106 and $19,538 of its $17,253 and $19,772, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2013 and 2012, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $173,556 and $183,906 as of December 31, 2013 and 2012, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2013 and 2012 were $3,631 and $5,027, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2013 and 2012, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
==============================================================================

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                 2013        2012        2011
-------------------------------------------------------------------------------
Premiums, annuity and fund deposits          $ 27,694    $ 31,440    $ 32,623
Policyholder benefits                          44,522      42,386      44,584
Change in insurance and annuity reserves      (19,612)    (16,472)    (19,592)
Policy and contract reserves                  550,690     571,025     588,353
==============================================================================

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. Effective June 23, 2011, the order of supervision was terminated by the Delaware Department, due to the improved financial condition demonstrated by SRUS. As of December 31, 2013, the balance of annuity business ceded to SRUS was approximately $56,100 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2013 and 2012. During 2013, 2012 and 2011, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2013, 2012 and 2011 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $204, $483 and $54 as of December 31, 2013, 2012 and 2011, respectively):

YEAR ENDED DECEMBER 31,                       2013           2012            2011
-----------------------------------------------------------------------------------
Short duration contracts:
  Direct premiums                      $     3,428     $    3,998     $     4,652
  Reinsurance ceded                         (3,428)        (3,998)         (4,652)
-----------------------------------------------------------------------------------
    Total premiums                     $         -     $        -     $         -
===================================================================================
Long duration contracts:
  Direct premiums                      $   765,135     $  447,706     $   303,523
  Reinsurance assumed                            -             57              89
  Reinsurance ceded                        (24,266)       (27,442)        (27,971)
-----------------------------------------------------------------------------------
    Total premiums                     $   740,869     $  420,321     $   275,641
===================================================================================

9. COMMITMENTS AND CONTINGENCIES

Various lawsuits against the Company may arise in the ordinary course of the Company's business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2013 and 2012, the Company has estimated probable recoveries through premium tax credits to be $484 and $495, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

10. FEDERAL INCOME TAXES

Current income taxes incurred for the years ended December 31, 2013, 2012 and 2011 consist of the following major components:

YEAR ENDED DECEMBER 31,                          2013          2012       2011
--------------------------------------------------------------------------------
Income tax expense on current year
  operating income                          $     181      $      -    $     -
Prior year overaccrual of tax                       -             -          -
--------------------------------------------------------------------------------
Current income taxes incurred               $     181      $      -    $     -
================================================================================

As of December 31, 2013, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2013 and 2012 are as follows:

                                                                   2013                                     2012
                                            --------------------------------------------  ------------------------------------------
                                                  Ordinary        Capital         Total       Ordinary       Capital         Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                      $    22,846   $      2,408   $    25,254   $     22,119   $     2,821   $    24,940
Gross deferred tax liabilities                         153              -           153            220             -           220
------------------------------------------------------------------------------------------------------------------------------------
                                                    22,693          2,408        25,101         21,899         2,821        24,720
Less: Nonadmitted deferred tax
    assets                                               -              -             -              -             -             -
------------------------------------------------------------------------------------------------------------------------------------
    Net admitted deferred tax
      assets before statutory
      valuation allowance                           22,693          2,408        25,101         21,899         2,821        24,720
Statutory valuation allowance                       22,143          2,408        24,551         21,530         2,821        24,351
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets               $       550   $          -   $       550   $        369   $         -   $       369
====================================================================================================================================
Increase (decrease) in
  nonadmitted gross deferred tax
  assets                                       $         -   $          -   $         -   $          -   $         -   $         -
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2013 and 2012 are as follows:

                                                               2013                                         2012
                                            --------------------------------------------  ------------------------------------------
DECEMBER 31,                                      Ordinary        Capital         Total       Ordinary       Capital         Total
------------------------------------------------------------------------------------------------------------------------------------
DTAs resulting from book/tax
  differences in:
    Net operating loss
      carryforward                             $     9,343   $          -   $     9,343   $     10,061   $         -   $    10,061
    Capital loss carryforward                            -          1,324         1,324              -         1,778         1,778
    Insurance reserves                               3,329              -         3,329          3,579             -         3,579
    Section 807(f) reserve basis
      change                                             4              -             4          1,639             -         1,639
    Proxy DAC                                       10,171              -        10,171          6,840             -         6,840
    Investments                                          -          1,084         1,084              -         1,043         1,043
------------------------------------------------------------------------------------------------------------------------------------
        Gross DTAs                                  22,847          2,408        25,255         22,119         2,821        24,940
------------------------------------------------------------------------------------------------------------------------------------
Nonadmitted DTAs                                         -              -             -              -             -             -
------------------------------------------------------------------------------------------------------------------------------------
DTLs resulting from book/tax
  differences in:
    Fixed assets                                       105              -           105            154                         154
    Investments                                         49              -            49             66             -            66
------------------------------------------------------------------------------------------------------------------------------------
        Gross DTLs                                     154              -           154            220             -           220
------------------------------------------------------------------------------------------------------------------------------------
        Net admitted deferred tax
          assets before statutory
          valuation allowance                       22,693          2,408        25,101         21,899         2,821        24,720
Statutory valuation allowance                       22,143          2,408        24,551         21,530         2,821        24,351
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets               $       550   $          -   $       550   $        369   $         -   $       369
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The significant book to tax differences in 2013, 2012 and 2011 are as follows:

                                                 2013         2012         2011
---------------------------------------------------------------------------------
Statutory income (loss) before taxes         $   (570)   $     315    $     740
Net realized capital losses                      (342)      (3,242)      (5,532)
---------------------------------------------------------------------------------
      Total pre-tax statutory loss           $   (912)   $  (2,927)   $  (4,792)
=================================================================================
Benefit/provision at Federal statutory
  rate (35%)                                 $   (319)   $  (1,024)   $  (1,677)
---------------------------------------------------------------------------------
Amounts related to prior years                      -            -       (4,546)
IMR/AVR                                           126          572         (172)
Tax exempt income / DRD                            (2)         102
Fines and penalties                                 6            2            9
True up DTA/other                                 (10)         348        6,386
---------------------------------------------------------------------------------
      Total adjustments                           120        1,024        1,677
---------------------------------------------------------------------------------
      Federal income tax benefit before
        change in statutory valuation
        allowance                                (199)           -            -
Change in statutory valuation allowance           199            -
---------------------------------------------------------------------------------
Net Federal tax expense                      $      -    $       -    $       -
=================================================================================

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2013 and 2012, the Company had operating loss carryforwards of approximately $26,693 and $28,747 after write-off for amounts expected to expire unused, respectively, which begin to expire in 2018. As of December 31, 2013 and 2012, the Company had capital loss carryforwards of approximately $3,783 and $5,080, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. During 2013, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,230 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2013.

The Company has historically filed a separate life insurance company Federal income tax return. However, beginning with the 2013 tax year, is eligible to join the consolidated Federal tax return filing of its parent company, JN Financial.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The amount of each component of the calculation, by tax character, of the Company's total adjusted capital ExDTA and the ExDTA Authorized Control Level ("ACL") RBC ratio at December 31, is as follows:

DECEMBER 31,                                                  2013         2012
---------------------------------------------------------------------------------
Total capital and surplus                                $  39,447   $   41,476
Adjustments:
  AVR                                                        2,849        2,711
  Furniture and equipment                                        -       (1,072)
Dividend liability                                               -            -
Sub AVR                                                          -            -
Sub dividend liability                                           -            -
P&C non-tabular discounts and/or alien insurance
  subsidiary - other                                             -            -
Hedging fair value adjustment                                    -            -
Credit for capital notes                                         -            -
---------------------------------------------------------------------------------
          Total adjusted capital                            42,296       43,115
Less: Deferred tax asset                                       550            -
---------------------------------------------------------------------------------
          Total adjusted capital ExDTA                   $  41,746   $   43,115
=================================================================================
Authorized control level risk-based capital              $   3,776   $    4,400
=================================================================================
Total adjusted capital ExDTA/Authorized control
  level risk-based capital                                   1,105%         980%
=================================================================================

11. RELATED PARTY TRANSACTIONS

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2013, 2012 and 2011, operating expenses of $17,761, $14,577 and $17,053, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $188 and $1,846 at December 31, 2013 and 2012, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2013, 2012 and 2011 under these agreements was $2,066, $1,718 and $1,024, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owns certain real estate as a result of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2013 and 2012, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2013 and 2012 are as follows:

YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                                            2013                         2012
                                             -----------------------------   -------------------------------
                                                  Separate           Non-          Separate           Non-
                                             Accounts With     Guaranteed     Accounts With     Guaranteed
                                                Guarantees       Separate        Guarantees       Separate
                                                Nonindexed       Accounts        Nonindexed       Accounts
------------------------------------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                             $           -   $    740,882    $            -    $   416,490
============================================================================================================
For accounts with assets at market value     $         490   $  2,559,469    $          495    $ 1,745,438
============================================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value adjustment         $         490   $          -    $          495    $         -
        At market value                                  -      2,557,687                 -      1,743,940
    Not subject to discretionary
      withdrawal                                         -          1,782                 -          1,498
------------------------------------------------------------------------------------------------------------
          Total separate account
            liabilities                      $         490   $  2,559,469    $          495    $ 1,745,438
============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2013, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31,                               2013       2012       2011
----------------------------------------------------------------------------------
Transfers to separate accounts                    $740,899   $416,499   $274,742
Transfers from separate accounts                   189,888    155,570    142,228
----------------------------------------------------------------------------------
Net transfers to separate accounts                $551,011   $260,929   $132,514
==================================================================================

13. EMPLOYEE BENEFITS

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $276 and $319 at December 31, 2013 and 2012, respectively, and was included in other liabilities. The expenses for these plans were $21 and $11 at December 31, 2013 and 2012, respectively. The discount rate used in determining the benefit obligation was 5.25% .

14. CAPITAL AND SURPLUS

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2013 was $(570). Statutory surplus with regards to policyholders as of December 31, 2013 was $39,447. The Company had no earned surplus as of December 31, 2013. The maximum dividend payout which may be made without prior approval in 2013 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011.

At December 28, 2011, the Company was granted permission from the Texas Department of Insurance to restate unassigned surplus to zero under SSAP 72, "Quasi-Reorganization", limited to the amount of gross paid in and contributed surplus reported by the Company. The Company restated the unassigned surplus to $(6,505), representing the unamortized ceding commission included in special surplus funds that will amortize into net income in future years. This restatement was granted as (1) an 80% or greater change in ultimate ownership of the Company occurred six months prior to the approval, and (2) there was a substantive change to the business plan to focus exclusively on marketing products to fee-based advisors. As a result, $8,485 of the $23,660 of paid-in capital was shown as an increase in surplus due to quasi reorganization in the statutory basis statement of capital and surplus in 2011.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, 2012 and 2011, the Company meets its RBC requirements.

15. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through March 31, 2014, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

INDEPENDENT AUDITOR'S REPORT
  ON SUPPLEMENTARY INFORMATION

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP

New York, New York

March 31, 2014

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2013
----------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                     $     258
  Other bonds (unaffiliated)                                              20,125
  Preferred stock (unaffiliated)                                             409
  Common stock                                                               304
  Mortgage loans on real estate                                            1,025
  Policy loans                                                               398
  Cash and short-term investments                                              8
  Other invested assets                                                      397
  Miscellaneous investment income                                             75
----------------------------------------------------------------------------------
      GROSS INVESTMENT INCOME                                          $  22,999
==================================================================================
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity - statement value:
  Due within one year or less                                          $  15,551
  Over 1 year through 5 years                                             91,502
  Over 5 years through 10 years                                          179,959
  Over 10 years through 20 years                                          72,067
  Over 20 years                                                           75,388
----------------------------------------------------------------------------------
      TOTAL BY MATURITY                                                $ 434,467
==================================================================================
BONDS BY CLASS - STATEMENT VALUE:
  Class 1                                                              $ 348,401
  Class 2                                                                 71,373
  Class 3                                                                 14,472
  Class 4                                                                      -
  Class 5                                                                    221
  Class 6                                                                      -
----------------------------------------------------------------------------------
      TOTAL BY CLASS                                                   $ 434,467
==================================================================================
Total bonds publicly traded                                            $ 298,805
Total bonds privately placed                                             135,662

Preferred stocks - statement value                                         5,286
Short-term investments - book value                                        7,190
Cash on deposit                                                            9,958
==================================================================================
LIFE INSURANCE IN-FORCE:
  Ordinary                                                             $     246
==================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2013
---------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                  $  81,708
  Group life                                                                    1,661

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        1,361
  Ordinary - involving life contingencies - amount of income payable            1,992
  Group - not involving life contingencies - amount of income payable             104
  Group - involving life contingencies - amount of income payable                 376

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                          328
    Deferred - fully paid account balance                                      17,294
    Deferred - not fully paid --account balance                             2,861,961
=======================================================================================

  ANNUAL STATEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE
                                    COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                            Admitted Assets as Reported
                                                       Gross Investment Holdings              in the Annual Statement
                                                       -----------------------------------------------------------------------------
                                                            1            2            3            4            5            6
                                                                                              Securities
                                                                                                Lending
                                                                                              Reinvested       Total
                                                                                              Collateral  (Col. 3 + 4)
                  Investment Categories                   Amount     Percentage     Amount      Amount        Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
1.  Bonds:
    1.1    U.S. treasury securities ...................   7,742,280        1.603    7,742,280          0      7,742,280       1.604
    1.2    U.S. government agency obligations
             (excluding mortgage-backed securities):
           1.21   Issued by U.S. government
                    agencies ..........................                    0.000                                      0       0.000
           1.22   Issued by U.S. government sponsored
                    agencies ..........................                    0.000                                      0       0.000
    1.3    Non-U.S. government (including Canada,
             excluding mortgaged-backed securities) ...   3,012,626        0.624    3,012,626          0      3,012,626       0.624
    1.4    Securities issued by states, territories,
             and possessions and political
             subdivisions in the U.S. :
           1.41   States, territories and possessions
                    general obligations ...............                    0.000                                      0       0.000
           1.42   Political subdivisions of states,
                    territories and possessions and
                    political subdivisions general
                    obligations .......................                    0.000                                      0       0.000
           1.43   Revenue and assessment
                    obligations .......................   3,585,923        0.742    3,585,923          0      3,585,923       0.743
           1.44   Industrial development and similar
                    obligations .......................                    0.000                                      0       0.000
    1.5    Mortgage-backed securities (includes
             residential and commercial MBS):
           1.51   Pass-through securities:
                  1.511  Issued or guaranteed by
                           GNMA .......................     451,355        0.093      451,355          0        451,355       0.093
                  1.512  Issued or guaranteed by FNMA
                           and FHLMC ..................  22,706,916        4.701   22,706,916          0     22,706,916       4.703
                  1.513  All other ....................                    0.000                                      0       0.000
           1.52   CMOs and REMICs:
                  1.521  Issued or guaranteed by
                           GNMA, FNMA, FHLMC or VA ....   5,448,794        1.128    5,448,794          0      5,448,794       1.129
                  1.522  Issued by non-U.S.
                           Government issuers and
                           collateralized by
                           mortgage-backed securities
                           issued or guaranteed by
                           agencies shown in Line
                           1.521 ......................                    0.000                                      0       0.000
                  1.523  All other .................... 203,992,637       42.233  203,992,637          0    203,992,637      42.249
2.  Other debt and other fixed income securities
      (excluding short-term):
    2.1    Unaffiliated domestic securities (includes
             credit tenant loans and hybrid
             securities) .............................. 137,333,199       28.433  137,333,199          0    137,333,199      28.443
    2.2    Unaffiliated non-U.S. securities
             (including Canada) .......................  43,003,734        8.903   43,003,734          0     43,003,734       8.907
    2.3    Affiliated securities ......................                    0.000                                      0       0.000
3.  Equity interests:
    3.1    Investments in mutual funds ................                    0.000                                      0       0.000
    3.2    Preferred stocks:
           3.21   Affiliated ..........................                    0.000                                      0       0.000
           3.22   Unaffiliated ........................   5,285,560        1.094    5,285,560          0      5,285,560       1.095
    3.3    Publicly traded equity securities
             (excluding preferred stocks):
           3.31   Affiliated ..........................                    0.000                                      0       0.000
           3.32   Unaffiliated ........................                    0.000                                      0       0.000
    3.4    Other equity securities:
           3.41   Affiliated ..........................                    0.000                                      0       0.000
           3.42   Unaffiliated ........................   4,388,374        0.909    4,388,374          0      4,388,374       0.909
    3.5    Other equity interests including tangible
             personal property under lease:
           3.51   Affiliated ..........................                    0.000                                      0       0.000
           3.52   Unaffiliated ........................                    0.000                                      0       0.000
4.  Mortgage loans:
    4.1    Construction and land development ..........                    0.000                                      0       0.000
    4.2    Agricultural ...............................                    0.000                                      0       0.000
    4.3    Single family residential properties .......   1,801,118        0.373    1,801,118                 1,801,118       0.373
    4.4    Multifamily residential properties .........                    0.000                                      0       0.000
    4.5    Commercial loans ...........................  19,170,197        3.969   19,170,197                19,170,197       3.970
    4.6    Mezzanine real estate loans ................                    0.000                                      0       0.000
5.  Real estate investments:
    5.1    Property occupied by company ...............                    0.000            0                         0       0.000
    5.2    Property held for production of income
             (including $ 0 of property acquired in
             satisfaction of debt).....................                    0.000            0                         0       0.000
    5.3    Property held for sale (including $ 0
             property acquired in satisfaction of
             debt) ....................................   1,245,085        0.258    1,245,085                 1,245,085       0.258
6.  Contract loans ....................................   6,696,293        1.386    6,516,688                 6,516,688       1.350
7.  Derivatives .......................................                    0.000            0                         0       0.000
8.  Receivables for securities ........................                    0.000            0                         0       0.000
9.  Securities Lending (Line 10, Asset Page
      reinvested collateral) ..........................                    0.000            0        XXX            XXX         XXX
10. Cash, cash equivalents and short-term
      investments .....................................  17,148,416        3.550   17,148,416          0     17,148,416       3.552
11. Other invested assets .............................                    0.000                                      0       0.000
                                                        ----------------------------------------------------------------------------
12. Total invested assets                               483,012,507      100.000  482,832,902          0    482,832,902     100.000

                                                 SI01

                                                                      [BAR CODE]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2013
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville , KY 40223
NAIC Group Code 3381           NAIC Company Code 64017
Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S.
dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

   1.   Reporting entity's total admitted assets as reported
        on Page 2 of this annual statement........................  $492,169,816

   2.   Ten largest exposures to a single issuer/borrower/investment.

                    1                                                2                               3                  4
                                                                                                                Percentage of Total
                 Issuer                                   Description of Exposure                  Amount         Admitted Assets
        ------------------------------------------------------------------------------------   ---------------  -------------------
 2.01   FG Q19003 ...........                   BOND                                           $   18,500,954                  3.8%
 2.02   ABSHE 2004-HE8 M1 ...                   BOND                                           $   13,665,100                  2.8%
 2.03   RAMP 2004-RZ2 AI6 ...                   BOND                                           $   11,508,508                  2.3%
 2.04   SUGER 2012-1A D .....                   BOND                                           $    7,896,220                  1.6%
 2.05   BATLN 2013-4A D .....                   BOND                                           $    7,379,239                  1.5%
 2.06   ALM 2013-7R2A D .....                   BOND                                           $    7,054,704                  1.4%
 2.07   FORE 2007-1A B ......                   BOND                                           $    7,015,295                  1.4%
 2.08   WTFRT 2007-1A B .....                   BOND                                           $    6,698,754                  1.4%
 2.09   OCP 2012-2A E .......                   BOND                                           $    6,200,427                  1.3%
 2.10   JFIN 2012-1A C ......                   BOND                                           $    6,112,007                  1.2%

   3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

              Bonds                       1              2                      Preferred Stocks                  3             4
        -----------------          ---------------  ------------          -----------------------------     --------------   ------
 3.01   NAIC-1 ..........          $   348,400,796          70.8%    3.07 P/RP-1                            $                   0.0%
 3.02   NAIC-2 ..........          $    71,373,112          14.5%    3.08 P/RP-2                            $    3,605,560      0.7%
 3.03   NAIC-3 ..........          $    14,471,915           2.9%    3.09 P/RP-3                            $    1,680,000      0.3%
 3.04   NAIC-4 ..........          $                         0.0%    3.10 P/RP-4                            $                   0.0%
 3.05   NAIC-5 ..........          $       221,307           0.0%    3.11 P/RP-5                            $                   0.0%
 3.06   NAIC-6 ..........          $                         0.0%    3.12 P/RP-6                            $                   0.0%

  4.    Assets held in foreign investments:
 4.01   Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?        Yes [ ] No [X]
        If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.
 4.02   Total admitted assets held in foreign investments .....................................             $138,225,711       28.1%
 4.03   Foreign-currency-denominated investments ..............................................             $                   0.0%
 4.04   Insurance liabilities denominated in that same foreign currency .......................             $                   0.0%

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  5.    Aggregate foreign investment exposure categorized by NAIC sovereign designation:

                                                                                                1                     2
                                                                                       -----------------     ------------------
 5.01   Countries designated NAIC-1 ...............................................    $     134,779,973                   27.4%
 5.02   Countries designated NAIC-2 ...............................................    $       3,445,738                    0.7%
 5.03   Countries designated NAIC-3 or below ......................................    $                                    0.0%

  6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
        Countries designated NAIC - 1:
 6.01   Country 1: CAYMAN ISLANDS..................................................    $      90,990,578                   18.5%
 6.02   Country 2: NETHERLANDS.....................................................    $      10,646,495                    2.2%
        Countries designated NAIC - 2:
 6.03   Country 1: MEXICO..........................................................    $       2,453,563                    0.5%
 6.04   Country 2: BRAZIL..........................................................    $         992,175                    0.5%
        Countries designated NAIC - 3 or below:
 6.05   Country 1: ................................................................    $                                    0.0%
 6.06   Country 2: ................................................................    $                                    0.0%

                                                                                               1                     2
                                                                                       -----------------     ------------------
  7.    Aggregate unhedged foreign currency exposure ..............................    $                                    0.0%

  8.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
 8.01   Countries designated NAIC-1 ...............................................    $                                    0.0%
 8.02   Countries designated NAIC-2 ...............................................    $                                    0.0%
 8.03   Countries designated NAIC-3 or below ......................................    $                                    0.0%

 9.     Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
        Countries designated NAIC - 1:
 9.01   Country 1: ................................................................    $                                    0.0%
 9.02   Country 2: ................................................................    $                                    0.0%
        Countries designated NAIC - 2:
 9.03   Country 1: ................................................................    $                                    0.0%
 9.04   Country 2: ................................................................    $                                    0.0%
        Countries designated NAIC - 3 or below:
 9.05   Country 1: ................................................................    $                                    0.0%
 9.06   Country 2: ................................................................    $                                    0.0%

 10.    Ten largest non-sovereign (i.e. non-governmental) foreign issues:


                         1                                       2                             3                     4
                      Issuer                             NAIC Designation
        ---------------------------------------------------------------------------    -----------------     ------------------
 10.01  SUGAR 201-1A D ....................     1AM                                    $       7,896,220                    1.6%
 10.02  BATLN 2013-4A D ...................     1AM                                    $       7,379,239                    1.5%
 10.03  ALM 2013-7R2A D ...................     1FE                                    $       7,054,704                    1.4%
 10.04  FORE 2007-1A B ....................     1FE                                    $       7,015,295                    1.4%
 10.05  WTFRT 2007-1A B ...................     1AM                                    $       6,698,754                    1.4%
 10.06  OCP 2012-2A E .....................     1AM                                    $       6,200,427                    1.3%
 10.07  JFIN 2012-1A C ....................     1FE                                    $       6,112,007                    1.2%
 10.08  SYMP 2006-2A B ....................     1FE                                    $       6,096,014                    1.2%
 10.09  CENT9 2005-9A A2 ..................     1FE                                    $       6,057,650                    1.2%
 10.10  CENT11 2006-11A A2 ................     1FE                                    $       5,196,460                    1.1%

                                     285.1

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
        Canadian currency exposure:
 11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?       Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                     2
                                                                                       -----------------     ------------------
 11.02  Total admitted assets held in Canadian investments ........................    $                                    0.0%
 11.03  Canadian-currency-denominated investments .................................    $                                    0.0%
 11.04  Canadian-denominated insurance liabilities ................................    $                                    0.0%
 11.05  Unhedged Canadian currency exposure .......................................    $                                    0.0%

  12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

 12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total
        admitted assets?                                                                                              Yes [X] No [ ]

        If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
 12.02  Aggregate statement value of investments with contractual sales
        restrictions ..............................................................    $                                    0.0%
        Largest three investments with contractual sales restrictions:
 12.03  ...........................................................................    $                                    0.0%
 12.04  ...........................................................................    $                                    0.0%
 12.05  ...........................................................................    $                                    0.0%

  13.   Amounts and percentages of admitted assets held in the ten largest equity interests:

 13.01  Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets?           Yes [X] No [ ]
        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                   1                                           2                     3
                                                 Issuer
        ---------------------------------------------------------------------------    -----------------     ------------------
 13.02  ...........................................................................    $                                    0.0%
 13.03  ...........................................................................    $                                    0.0%
 13.04  ...........................................................................    $                                    0.0%
 13.05  ...........................................................................    $                                    0.0%
 13.06  ...........................................................................    $                                    0.0%
 13.07  ...........................................................................    $                                    0.0%
 13.08  ...........................................................................    $                                    0.0%
 13.09  ...........................................................................    $                                    0.0%
 13.10  ...........................................................................    $                                    0.0%
 13.11  ...........................................................................    $                                    0.0%

                                     285.2

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY


    14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's
        total admitted assets?                                                                                        Yes [X] No [ ]

        If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                               1                                               2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  14.02 Aggregate statement value of investments held in nonaffiliated,
        privately placed equities .................................................    $                                    0.0%
        Largest three investments held in nonaffiliated, privately placed equities:
  14.03 ...........................................................................    $                                    0.0%
  14.04 ...........................................................................    $                                    0.0%
  14.05 ...........................................................................    $                                    0.0%

    15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
        admitted assets?                                                                                              Yes [X] No [ ]

        If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                               1                                               2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  15.02 Aggregate statement value of investments held in general partnership
        interests .................................................................    $                                    0.0%
        Largest three investments in general partnership interests:
  15.03 ...........................................................................    $                                    0.0%
  15.04 ...........................................................................    $                                    0.0%
  15.05 ...........................................................................    $                                    0.0%

    16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?     Yes [ ] No [X]

        If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                             1                                                 2                     3
                       Type (Residential, Commercial, Agricultural)
        ---------------------------------------------------------------------------    -----------------     ------------------
  16.02 RESIDENTIAL ...............................................................    $         655,260                    0.1%
  16.03 COMMERCIAL ................................................................    $         634,162                    0.1%
  16.04 COMMERCIAL ................................................................    $         616,477                    0.1%
  16.05 COMMERCIAL ................................................................    $         530,781                    0.1%
  16.06 COMMERCIAL ................................................................    $         516,632                    0.1%
  16.07 COMMERCIAL ................................................................    $         505,576                    0.1%
  16.08 COMMERCIAL ................................................................    $         433,787                    0.1%
  16.09 COMMERCIAL ................................................................    $         419,635                    0.1%
  16.10 COMMERCIAL ................................................................    $         388,506                    0.1%
  16.11 COMMERCIAL ................................................................    $         359,058                    0.1%

                                     285.3

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

        Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                        Loans
                                                                                       -----------------     ------------------
  16.12 Construction loans ........................................................    $                                    0.0%
  16.13 Mortgage loans over 90 days past due ......................................    $                                    0.0%
  16.14 Mortgage loans in the process of foreclosure ..............................    $         576,647                    0.1%
  16.15 Mortgage loans foreclosed .................................................    $         528,694                    0.1%
  16.16 Restructured mortgage loans ...............................................    $       1,952,895                    0.4%

    17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                               Residential                             Commercial                           Agricultural
     Loan to Value            1               2                      3                4                   5             6
---------------------  --------------    ----------          ----------------  -------------          ------------   ----------
  17.01 above 95% ...  $                        0.0%         $        248,176            0.1%         $                     0.0%
  17.02 91 to 95% ...  $                        0.0%         $                           0.0%         $                     0.0%
  17.03 81 to 90% ...  $                        0.0%         $                           0.0%         $                     0.0%
  17.04 71 to 80% ...  $      658,389           0.1%         $      3,106,273            0.6%         $                     0.0%
  17.05 below 70% ...  $    1,107,789           0.2%         $     15,850,718            3.2%         $                     0.0%

    18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?       Yes [X] No [ ]

        If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

        Largest five investments in any one parcel or group of contiguous parcels of real estate.


                                        Description
                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  18.02 ...........................................................................    $                                    0.0%
  18.03 ...........................................................................    $                                    0.0%
  18.04 ...........................................................................    $                                    0.0%
  18.05 ...........................................................................    $                                    0.0%
  18.06 ...........................................................................    $                                    0.0%

    19. Report aggregate amounts and percentages of the reporting entity's  total admitted assets held in investments held in mezzanine real estate loans:

  19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's
        total admitted assets?                                                                                        Yes [X] No [ ]

        If response to 19.01 is yes, responses are not required for the remainder  of Interrogatory 19.

                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  19.02 Aggregate statement value of investments held in mezzanine real estate
        loans: ....................................................................    $                                    0.0%
        Largest three investments held in mezzanine real estate loans:
  19.03 ...........................................................................    $                                    0.0%
  19.04 ...........................................................................    $                                    0.0%
  19.05 ...........................................................................    $                                    0.0%

                                     285.4

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  20.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                               At End of Each Quarter
                                                             At Year End         1st Quarter        2nd Quarter         3rd Quarter
                                                             1          2             3                  4                   5
                                                         ---------  ---------   -------------      -------------        ------------
 20.01  Securities lending agreements (do not include
         assets held as collateral for such
         transactions) ...............................   $                0.0%  $                  $                    $
 20.02  Repurchase agreements ........................   $                0.0%  $                  $                    $
 20.03  Reverse repurchase agreements ................   $                0.0%  $                  $                    $
 20.04  Dollar repurchase agreements .................   $                0.0%  $                  $                    $
 20.05  Dollar reverse repurchase agreements .........   $                0.0%  $                  $                    $

  21.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                   Owned                            Written
                                                              1              2                3                4
                                                         ------------    ----------     --------------   --------------
 21.01  Hedging ......................................   $                      0.0%    $                           0.0%
 21.02  Income generation ............................   $                      0.0%    $                           0.0%
 21.03  Other ........................................   $                      0.0%    $                           0.0%

  22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                               At End of Each Quarter
                                                               At Year End         1st Quarter       2nd Quarter       3rd Quarter
                                                              1            2            3                 4                 5
                                                         ----------  ---------    -------------    ----------------    -----------
 22.01  Hedging ......................................   $        0       0.0%    $                $                   $
 22.02  Income generation ............................   $        0       0.0%    $                $                   $
 22.03  Replications .................................   $        0       0.0%    $                $                   $
 22.04  Other ........................................   $        0       0.0%    $                $                   $

  23.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                               At Year End                         At End of Each Quarter
                                                         --------------------------     --------------------------------------------
                                                                                         1st Quarter      2nd Quarter    3rd Quarter
                                                              1              2                3                4              5
                                                         ------------    ----------     --------------   --------------  -----------
 23.01  Hedging ......................................   $          0           0.0%    $                $               $
 23.02  Income generation ............................   $                      0.0%    $                $               $
 23.03  Replications .................................   $                      0.0%    $                $               $
 23.04  Other ........................................   $                      0.0%    $                $               $

                                     285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2013

                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2013

===================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                                                      PAGE
Statement of Assets and Liabilities as of December 31, 2013 ..............................................        2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2013 ....        8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2012 ....       28
Notes to Financial Statements ............................................................................       48
Report of Independent Registered Public Accounting Firm ..................................................       74

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

===================================================================================================================
                                                                                 SHARES       COST         VALUE
-------------------------------------------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
     The Alger Portfolios:
       Capital Appreciation Portfolio ....................................     39,351.149  $2,117,990    $2,888,767
       Large Cap Growth Portfolio ........................................     20,544.910     834,637     1,290,015
       Mid Cap Growth Portfolio ..........................................     43,633.133     490,967       800,668
       Small Cap Growth Portfolio ........................................     57,906.782   1,639,685     1,890,077
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio .......................................      2,049.284      40,633        56,970
     American Century Variable Portfolios, Inc:
       Balanced Fund .....................................................     17,818.344     121,353       143,971
       Income & Growth Fund ..............................................     19,971.187     128,203       183,136
       Inflation Protection Fund .........................................      9,347.939     103,998        97,686
       International Fund ................................................     65,442.094     485,424       702,848
       Large Company Value Fund ..........................................        254.434       1,631         3,484
       Ultra Fund ........................................................      2,324.983      30,038        34,224
       Value Fund ........................................................    115,441.732     688,805       975,482
       Vista Fund ........................................................      1,595.272      22,577        36,132
     Columbia Funds Variable Series Trust:
       CVP Seligman Global Technology Fund ...............................      4,456.148      91,849       112,784
     Direxion Insurance Trust:
       Dynamic VP HY Bond Fund ...........................................      2,466.943      39,449        39,661
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...................................      5,554.623      80,287       103,316
     The Dreyfus Socially Responsible Growth Fund, Inc. ..................     54,927.727   1,525,545     2,421,215
     Dreyfus Stock Index Fund ............................................    204,820.324   6,130,186     8,364,862
     Dreyfus Variable Investment Fund:
       International Value Portfolio .....................................      8,588.106      86,897       101,512
     Federated Insurance Series:
       High Income Bond Fund II ..........................................     70,431.462     483,925       503,585
       Kaufmann Fund II ..................................................      8,373.137     101,612       157,247
       Managed Volatility Fund II ........................................     30,417.558     278,725       343,719
     Guggenheim Variable Insurance Funds:
       Long Short Equity Fund ............................................      1,002.232      12,821        14,703
       Multi-Hedge Strategies Fund .......................................        399.476       8,805         9,088
       Rydex Banking Fund ................................................        191.842       2,461         2,775
       Rydex Basic Materials Fund ........................................      6,316.412     177,500       156,773
       Rydex Biotechnology Fund ..........................................     17,536.475     782,954     1,013,784
       Rydex Commodities Strategy Fund ...................................        765.379       8,771         8,304
       Rydex Consumer Products Fund ......................................      3,452.811     151,704       196,602
       Rydex Dow 2X Strategy Fund ........................................        595.620      83,786       101,238
       Rydex Electronics Fund ............................................          3.497         113           135
       Rydex Energy Fund .................................................     22,010.960     654,889       682,119
       Rydex Energy Services Fund ........................................     30,537.413     718,524       673,045
       Rydex Europe 1.25X Strategy Fund ..................................      1,466.088      22,635        27,445
       Rydex Financial Services Fund .....................................      1,077.373      17,556        21,602
       Rydex Government Long Bond 1.2X Strategy Fund .....................      1,158.835      17,817        13,083
       Rydex Health Care Fund ............................................      1,293.298      52,111        63,242
       Rydex Internet Fund ...............................................      4,493.229      86,915        96,560
       Rydex Inverse Dow 2X Strategy Fund ................................      7,719.046      37,434        33,655
       Rydex Inverse Government Long Bond Strategy Fund ..................        269.983       2,767         2,875
       Rydex Inverse Mid-Cap Strategy Fund ...............................          1.286          23            16
       Rydex Inverse NASDAQ-100(R) Strategy Fund .........................        478.228       3,817         2,932
       Rydex Inverse Russell 2000(R) Strategy Fund .......................      2,932.207      36,237        31,814
       Rydex Inverse S&P 500 Strategy Fund ...............................      1,255.202      39,483        24,490
       Rydex Japan 2X Strategy Fund ......................................        985.547      26,541        28,197
       Rydex Leisure Fund ................................................        248.748      21,495        23,733
       Rydex Mid Cap 1.5X Strategy Fund ..................................      1,863.811      54,880        66,109
       Rydex NASDAQ-100(R) Fund ..........................................      5,841.920     130,999       177,419
       Rydex NASDAQ-100(R) 2X Strategy Fund ..............................      6,757.967     261,046       306,745
       Rydex Nova Fund ...................................................        812.663      91,495       106,954
       Rydex Precious Metals Fund ........................................     51,686.378     580,183       345,782
       Rydex Real Estate Fund ............................................        514.950      15,576        15,666
       Rydex Retailing Fund ..............................................        641.538      13,826        13,068

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================
                                                                               SHARES         COST         VALUE
-------------------------------------------------------------------------------------------------------------------
Assets: (continued)
  Investments in portfolio shares, at net asset value
     (Note 2): (continued)
     Guggenheim Variable Insurance Funds: (continued)
       Rydex Russell 2000(R) 1.5X Strategy Fund ..........................        928.063  $   28,639    $   48,045
       Rydex Russell 2000(R) 2X Strategy Fund ............................      2,049.498     448,374       538,546
       Rydex S&P 500 2X Strategy Fund ....................................      1,064.220     192,249       250,986
       Rydex S&P 500 Pure Growth Fund ....................................      3,526.334     119,729       167,889
       Rydex S&P 500 Pure Value Fund .....................................        500.107      45,950        69,611
       Rydex S&P MidCap 400 Pure Growth Fund .............................      1,440.400      55,631        61,966
       Rydex S&P MidCap 400 Pure Value Fund ..............................        316.041      26,626        37,005
       Rydex S&P SmallCap 600 Pure Growth Fund ...........................      1,027.289      38,353        46,905
       Rydex S&P SmallCap 600 Pure Value Fund ............................        214.763      22,827        33,978
       Rydex Strengthening Dollar 2X Strategy Fund .......................        358.348       4,239         4,099
       Rydex Technology Fund .............................................      1,777.653      19,551        22,985
       Rydex Transportation Fund .........................................      4,223.825      91,391       104,666
       Rydex U.S. Government Money Market Fund ...........................     21,158.734      21,159        21,159
       Rydex Utilities Fund ..............................................      7,205.873     138,509       150,530
       Rydex Weakening Dollar 2X Strategy Fund ...........................          0.619          14            15
     Invesco Variable Insurance Funds:
       Core Equity Fund Series I .........................................      2,801.963      68,987       107,679
       Diversified Dividend Fund Series I ................................      5,165.395     105,260       108,112
       Global Health Care Fund Series I ..................................      4,108.861      83,074       120,473
       Global Real Estate Fund Series I ..................................     58,976.516     797,697       901,751
       High Yield Fund Series I ..........................................     28,924.487     156,332       164,869
       Mid Cap Core Equity Fund Series II ................................      2,870.234      26,981        42,911
       Money Market Fund Series I ........................................  3,098,948.280   3,098,948     3,098,949
       Technology Fund Series I ..........................................        939.080      15,670        18,237
       Value Opportunities Fund Series I .................................      4,547.400      36,881        42,337
     Janus Aspen Series - Institutional:
       Balanced Portfolio ................................................     12,646.756     346,924       382,817
       Enterprise Portfolio ..............................................     97,535.080   3,455,836     5,750,668
       Forty Portfolio ...................................................      4,467.609     195,353       238,302
       Global Research Portfolio .........................................    159,268.190   4,424,821     6,209,867
       Janus Portfolio ...................................................    125,427.315   2,833,115     4,289,614
       Overseas Portfolio ................................................     27,750.108   1,231,751     1,166,060
       Perkins Mid Cap Value Portfolio ...................................      4,647.459      74,971        89,696
     Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio .................................     48,575.881   1,029,180     1,044,867
       International Equity Portfolio ....................................      6,850.202      71,801        90,834
       US Small-Mid Cap Equity Portfolio .................................     58,900.516     531,821       513,023
       US Strategic Equity Portfolio .....................................      6,233.501      65,576        74,927
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Aggressive Growth Portfolio ...........................      6,536.582     159,488       174,330
       ClearBridge All Cap Value Portfolio ...............................        460.484       9,582        11,489
       ClearBridge Equity Income Portfolio ...............................      1,318.272      13,909        18,931
       ClearBridge Large Cap Growth Portfolio ............................      1,861.501      39,541        41,214
     Legg Mason Partners Variable Income Trust:
       Western Asset Global High Yield Bond Portfolio ....................     25,836.934     210,870       209,797
       Western Asset Strategic Bond Portfolio ............................     21,835.019     224,310       218,569
     Lord Abbett Series Fund, Inc:
       Calibrated Dividend Growth Portfolio ..............................     15,164.457     252,682       246,726
       Growth and Income Portfolio .......................................     23,476.846     513,726       780,370
     Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio .........................................     21,857.017     244,468       328,730
       Mid Cap Growth Portfolio ..........................................        498.283      14,642        20,464
       Mid Cap Intrinsic Value Portfolio .................................      2,675.377      33,933        43,823
       Short Duration Bond Portfolio .....................................     14,477.689     162,244       156,069
       Small-Cap Growth Portfolio ........................................      2,691.699      46,688        51,815
       Socially Responsive Portfolio .....................................        655.784      10,867        14,245
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ............................................    313,599.483   4,770,712     6,507,190
       JNF Equity Portfolio ..............................................  2,301,998.352  45,431,687    74,400,586

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================
                                                                               SHARES         COST        VALUE
-------------------------------------------------------------------------------------------------------------------
Assets: (continued)
  Investments in portfolio shares, at net asset value
     (Note 2): (continued)
     PIMCO Variable Insurance Trust (Administrative Class):
       All Asset Portfolio ...............................................     11,561.074    $133,565     $ 125,785
       CommodityRealReturn Strategy Portfolio ............................      2,044.940      14,884        12,229
       Emerging Markets Bond Portfolio ...................................      3,203.940      47,111        43,060
       Foreign Bond US Dollar-Hedged Portfolio ...........................      2,238.765      23,911        22,499
       Global Bond Unhedged Portfolio ....................................      2,871.514      40,235        35,434
       High Yield Portfolio ..............................................      3,575.444      28,465        28,854
       Long-Term US Government Portfolio .................................      6,881.645      91,092        68,403
       Low Duration Portfolio ............................................      6,809.931      71,718        72,254
       Real Return Portfolio .............................................     57,742.101     819,910       727,551
       Short-Term Portfolio ..............................................      4,276.557      43,774        43,920
       Total Return Portfolio ............................................     80,409.842     919,160       882,899
     Pioneer Variable Contracts Trust:
       Disciplined Value Portfolio .......................................        100.998       1,188         1,444
       Emerging Markets Portfolio ........................................      3,470.172      84,790        85,817
       Equity Income Portfolio ...........................................     11,770.477     247,953       320,157
       Fund Portfolio ....................................................      6,550.584     137,079       172,149
       High Yield Portfolio ..............................................      3,425.364      34,837        35,761
       Mid Cap Value Portfolio ...........................................        975.530      13,455        22,233
       Strategic Income Portfolio ........................................      2,729.128      28,455        28,246
     Royce Capital Fund:
       Micro-Cap Portfolio ...............................................     29,746.381     323,243       381,646
       Small-Cap Portfolio ...............................................     35,079.044     364,699       488,300
     Third Avenue Variable Series Trust:
       Value Portfolio ...................................................     35,813.364     482,185       593,070
     Van Eck VIP Trust:
       Emerging Markets Fund .............................................     25,348.926     324,373       377,699
       Global Hard Assets Fund ...........................................     11,699.159     378,257       367,237
       Multi-Manager Alternatives Fund ...................................      2,488.135      24,642        25,703
       Unconstrained Emerging Markets Bond Fund ..........................      3,266.669      37,707        34,627
     Wells Fargo Advantage VT Funds:
       Discovery Fund ....................................................     28,195.737     605,533       992,489
       Opportunity Fund ..................................................     49,517.649     722,922     1,294,886
-------------------------------------------------------------------------------------------------------------------
     Total assets ...................................................................................  $142,034,392
===================================================================================================================


                                                                                 UNITS     UNIT VALUE      VALUE
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
     The Alger Portfolios:
       Capital Appreciation Portfolio ....................................    385,639.055  $ 7.427221    $2,864,226
       Large Cap Growth Portfolio ........................................    469,588.193    2.747120     1,290,015
       Mid Cap Growth Portfolio ..........................................    218,484.713    3.664641       800,668
       Small Cap Growth Portfolio ........................................    655,033.844    2.885465     1,890,077
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio .......................................     30,694.684    1.856020        56,970
     American Century Variable Portfolios, Inc:
       Balanced Fund .....................................................      8,983.435   16.026327       143,971
       Income & Growth Fund ..............................................     99,236.354    1.845449       183,136
       Inflation Protection Fund .........................................      7,141.706   13.678208        97,686
       International Fund ................................................    315,677.498    2.226474       702,848
       Large Company Value Fund ..........................................        304.946   11.424704         3,484
       Ultra Fund ........................................................      2,180.438   15.695816        34,224
       Value Fund ........................................................    290,868.452    3.353687       975,482
       Vista Fund ........................................................      2,864.872   12.612150        36,132
     Columbia Funds Variable Series Trust:
       CVP Seligman Global Technology Fund ...............................    122,013.625    0.912877       111,383
     Direxion Insurance Trust:
       Dynamic VP HY Bond Fund ...........................................      3,217.435   12.327047        39,661
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...................................      4,801.044   21.519413       103,316

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================
                                                                                UNITS      UNIT VALUE     VALUE
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
     The Dreyfus Socially Responsible Growth Fund, Inc....................    764,019.885  $ 3.145528    $2,403,246
     Dreyfus Stock Index Fund ............................................  2,126,123.933    3.874502     8,237,671
     Dreyfus Variable Investment Fund:
       International Value Portfolio .....................................     58,820.882    1.725776       101,512
     Federated Insurance Series:
       High Income Bond Fund II ..........................................    165,793.632    3.037423       503,585
       Kaufmann Fund II ..................................................     10,640.057   14.778786       157,247
       Managed Volatility Fund II ........................................    131,211.255    2.584882       339,166
     Guggenheim Variable Insurance Funds:
       Long Short Equity Fund ............................................      7,835.313    1.876516        14,703
       Multi-Hedge Strategies Fund .......................................      1,012.708    8.974175         9,088
       Rydex Banking Fund ................................................        413.855    6.705681         2,775
       Rydex Basic Materials Fund ........................................      8,059.697   19.451519       156,773
       Rydex Biotechnology Fund ..........................................     39,951.627   25.375278     1,013,784
       Rydex Commodities Strategy Fund ...................................      1,584.351    5.241528         8,304
       Rydex Consumer Products Fund ......................................      9,322.694   21.088592       196,602
       Rydex Dow 2X Strategy Fund ........................................      5,435.090   18.626691       101,238
       Rydex Electronics Fund ............................................         14.625    9.262826           135
       Rydex Energy Fund .................................................     28,126.917   24.251465       682,119
       Rydex Energy Services Fund ........................................     27,134.849   24.471769       664,038
       Rydex Europe 1.25X Strategy Fund ..................................      2,286.172   12.004725        27,445
       Rydex Financial Services Fund .....................................      2,215.624    9.749697        21,602
       Rydex Government Long Bond 1.2X Strategy Fund .....................      9,228.212    1.417733        13,083
       Rydex Health Care Fund ............................................      3,198.950   19.769729        63,242
       Rydex Internet Fund ...............................................      4,493.305   21.489823        96,560
       Rydex Inverse Dow 2X Strategy Fund ................................     29,619.687    1.136240        33,655
       Rydex Inverse Government Long Bond Strategy Fund ..................      6,747.313    0.426098         2,875
       Rydex Inverse Mid-Cap Strategy Fund ...............................          6.375    2.467575            16
       Rydex Inverse NASDAQ-100(R) Strategy Fund .........................      1,154.045    2.540286         2,932
       Rydex Inverse Russell 2000(R) Strategy Fund .......................     14,418.900    2.206440        31,814
       Rydex Inverse S&P 500 Strategy Fund ...............................     87,144.270    0.281025        24,490
       Rydex Japan 2X Strategy Fund ......................................      2,079.059   13.562317        28,197
       Rydex Leisure Fund ................................................      1,224.449   19.382817        23,733
       Rydex Mid Cap 1.5X Strategy Fund ..................................     18,865.745    3.504174        66,109
       Rydex NASDAQ-100(R) Fund ..........................................      6,392.115   27.755945       177,419
       Rydex NASDAQ-100(R) 2X Strategy Fund ..............................     10,809.736   28.376712       306,745
       Rydex Nova Fund ...................................................      6,131.208   17.444177       106,954
       Rydex Precious Metals Fund ........................................     37,818.232    9.143269       345,782
       Rydex Real Estate Fund ............................................        982.783   15.940108        15,666
       Rydex Retailing Fund ..............................................        652.162   20.038161        13,068
       Rydex Russell 2000(R) 1.5X Strategy Fund ..........................     15,027.377    3.197154        48,045
       Rydex Russell 2000(R) 2X Strategy Fund ............................     48,332.914   11.142434       538,546
       Rydex S&P 500 2X Strategy Fund ....................................     14,938.733   16.801035       250,986
       Rydex S&P 500 Pure Growth Fund ....................................      8,854.087   18.961724       167,889
       Rydex S&P 500 Pure Value Fund .....................................      3,653.468   19.053344        69,611
       Rydex S&P MidCap 400 Pure Growth Fund .............................      2,392.509   25.899842        61,966
       Rydex S&P MidCap 400 Pure Value Fund ..............................      1,908.215   19.392728        37,005
       Rydex S&P SmallCap 600 Pure Growth Fund ...........................      2,178.004   21.535874        46,905
       Rydex S&P SmallCap 600 Pure Value Fund ............................      1,837.276   18.493665        33,978
       Rydex Strengthening Dollar 2X Strategy Fund .......................        728.874    5.624038         4,099
       Rydex Technology Fund .............................................      1,518.379   15.138166        22,985
       Rydex Transportation Fund .........................................      4,989.524   20.977159       104,666
       Rydex U.S. Government Money Market Fund ...........................     21,129.461    1.001398        21,159
       Rydex Utilities Fund ..............................................      8,248.185   18.250061       150,530
       Rydex Weakening Dollar 2X Strategy Fund ...........................          1.497   10.247967            15
     Invesco Variable Insurance Funds:
       Core Equity Fund Series I .........................................      6,791.677   15.854598       107,679
       Diversified Dividend Fund Series I ................................      7,737.925   13.971694       108,112
       Global Health Care Fund Series I ..................................     59,132.241    2.037341       120,473
       Global Real Estate Fund Series I ..................................    307,066.832    2.936662       901,751
       High Yield Fund Series I ..........................................      4,746.583   18.547311        88,036

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================
                                                                                UNITS      UNIT VALUE      VALUE
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Invesco Variable Insurance Funds: (continued)
       Mid Cap Core Equity Fund Series II ................................     18,434.117  $ 2.327780    $   42,911
       Money Market Fund Series I ........................................    313,704.839    9.839353     3,086,653
       Technology Fund Series I ..........................................     20,591.762    0.885654        18,237
       Value Opportunities Fund Series I .................................     23,470.061    1.803859        42,337
     Janus Aspen Series - Institutional:
       Balanced Portfolio ................................................     24,486.096   15.634057       382,817
       Enterprise Portfolio ..............................................  1,240,542.398    4.629036     5,742,515
       Forty Portfolio ...................................................     15,011.613   15.874486       238,302
       Global Research Portfolio .........................................  1,783,541.319    3.454840     6,161,850
       Janus Portfolio ...................................................  1,268,305.432    3.326185     4,218,619
       Overseas Portfolio ................................................    315,522.698    3.695644     1,166,060
       Perkins Mid Cap Value Portfolio ...................................      6,293.862   14.251362        89,696
     Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio .................................     34,956.119   29.862851     1,043,889
       International Equity Portfolio ....................................      5,278.645   17.207867        90,834
       US Small-Mid Cap Equity Portfolio .................................    194,670.079    2.635348       513,023
       US Strategic Equity Portfolio .....................................     42,727.823    1.753578        74,927
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Aggressive Growth Portfolio ...........................     10,717.641   16.265743       174,330
       ClearBridge All Cap Value Portfolio ...............................        939.417   12.229420        11,489
       ClearBridge Equity Income Portfolio ...............................      1,439.166   13.154201        18,931
       ClearBridge Large Cap Growth Portfolio ............................      2,639.029   15.142394        39,961
     Legg Mason Partners Variable Income Trust:
       Western Asset Global High Yield Bond Portfolio ....................     12,284.671   17.077929       209,797
       Western Asset Strategic Bond Portfolio ............................     15,860.983   13.730579       217,780
     Lord Abbett Series Fund, Inc:
       Calibrated Dividend Growth Portfolio ..............................    103,436.979    2.385274       246,726
       Growth and Income Portfolio .......................................    371,128.845    2.102694       780,370
     Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio .........................................    131,457.782    2.385906       313,646
       Mid Cap Growth Portfolio ..........................................     11,024.737    1.856174        20,464
       Mid Cap Intrinsic Value Portfolio .................................     15,877.082    2.760152        43,823
       Short Duration Bond Portfolio .....................................    108,401.092    1.439740       156,069
       Small-Cap Growth Portfolio ........................................     26,800.362    1.933374        51,815
       Socially Responsive Portfolio .....................................        727.367   19.583661        14,245
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ............................................    466,449.993   13.579200     6,334,018
       JNF Equity Portfolio - Qualified ..................................  5,303,363.859   13.462215    71,395,024
       JNF Equity Portfolio - Nonqualified ...............................    152,410.313   13.462215     2,051,780
     PIMCO Variable Insurance Trust (Administrative Class):
       All Asset Portfolio ...............................................      8,798.659   14.295883       125,785
       CommodityRealReturn Strategy Portfolio ............................      1,355.101    9.024675        12,229
       Emerging Markets Bond Portfolio ...................................      2,782.135   15.477466        43,060
       Foreign Bond US Dollar-Hedged Portfolio ...........................      1,558.934   14.432349        22,499
       Global Bond Unhedged Portfolio ....................................      2,496.959   14.190739        35,434
       High Yield Portfolio ..............................................      1,846.640   15.625154        28,854
       Long-Term US Government Portfolio .................................      4,630.338   14.772831        68,403
       Low Duration Portfolio ............................................      5,663.607   12.757509        72,254
       Real Return Portfolio .............................................    469,404.014    1.549946       727,551
       Short-Term Portfolio ..............................................      3,760.464   11.679444        43,920
       Total Return Portfolio ............................................    551,568.590    1.600706       882,899
     Pioneer Variable Contracts Trust:
       Disciplined Value Portfolio .......................................        120.496   11.984061         1,444
       Emerging Markets Portfolio ........................................      8,280.911   10.363228        85,817
       Equity Income Portfolio ...........................................    179,892.313    1.779714       320,157
       Fund Portfolio ....................................................    116,634.817    1.475970       172,149
       High Yield Portfolio ..............................................      2,107.252   16.970354        35,761
       Mid Cap Value Portfolio ...........................................      1,374.515   16.175095        22,233
       Strategic Income Portfolio ........................................      1,950.052   14.484899        28,246

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

===================================================================================================================
                                                                                 UNITS     UNIT VALUE     VALUE
-------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Royce Capital Fund:
       Micro-Cap Portfolio ...............................................    133,661.128  $ 2.855324  $    381,646
       Small-Cap Portfolio ...............................................    140,808.810    3.372815       474,922
     Third Avenue Variable Series Trust:
       Value Portfolio ...................................................    281,998.133    2.103100       593,070
     Van Eck VIP Trust:
       Emerging Markets Fund .............................................    148,457.850    2.544150       377,699
       Global Hard Assets Fund ...........................................     83,789.574    4.382843       367,237
       Multi-Manager Alternatives Fund ...................................     23,383.544    1.099175        25,703
       Unconstrained Emerging Markets Bond Fund ..........................     17,929.817    1.931265        34,627
     Wells Fargo Advantage VT Funds:
       Discovery Fund ....................................................     37,421.925   26.521602       992,489
       Opportunity Fund ..................................................    327,908.761    3.948923     1,294,886
-------------------------------------------------------------------------------------------------------------------
       Net assets ...................................................................................  $140,475,000
===================================================================================================================
Net assets attributable to contract owners' annuity payment reserves:
     The Alger Portfolios:
       Capital Appreciation Portfolio ....................................                             $     24,541
     Columbia Funds Variable Series Trust:
       Seligman Global Technology Fund ...................................                                    1,401
     The Dreyfus Socially Responsible Growth Fund, Inc....................                                   17,969
     Dreyfus Stock Index Fund ............................................                                  127,191
     Federated Insurance Series:
       Managed Volatility Fund II ........................................                                    4,553
     Guggenheim Variable Insurance Funds:
       Energy Services Fund ..............................................                                    9,007
     Invesco Variable Insurance Funds:
       High Yield Fund ...................................................                                   76,833
       Money Market Fund .................................................                                   12,296
     Janus Aspen Series - Institutional:
       Enterprise Portfolio ..............................................                                    8,153
       Global Research Portfolio .........................................                                   48,017
       Janus Portfolio ...................................................                                   70,995
     Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio .................................                                      978
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Large Cap Growth Portfolio ............................                                    1,253
     Legg Mason Partners Variable Income Trust:
       Western Asset Strategic Bond Portfolio ............................                                      789
     Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio .........................................                                   15,084
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ............................................                                  173,172
       JNF Equity Portfolio - Qualified ..................................                                  953,782
     Royce Capital Fund:
       Small-Cap Portfolio ...............................................                                   13,378
-------------------------------------------------------------------------------------------------------------------
          Net assets attributable to contract owners' annuity payment reserves ......................  $  1,559,392
===================================================================================================================
            Net assets attributable to contract owners' reserves ....................................  $142,034,392
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

================================================================================================================================
                                                                                                               ALLIANCEBERNSTEIN
                                                                                                                   VARIABLE
                                                                                                                   PRODUCTS
                                                                          THE ALGER PORTFOLIOS                    SERIES FUND
                                                             -----------------------------------------------   -----------------
                                                               CAPITAL      LARGE CAP   MID CAP    SMALL CAP      GROWTH AND
                                                             APPRECIATION    GROWTH      GROWTH      GROWTH          INCOME
                                                             -------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...    $    9,406  $    9,068  $   2,389  $       --       $       974
Expenses:
  Mortality and expense risk fees .........................        24,364      11,384      7,494      17,116               648
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................       (14,958)     (2,316)    (5,105)    (17,116)              326
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..................................       170,188      15,992     11,136      60,157            12,267
  Net realized short-term capital gain distributions from
     investments in portfolio shares ......................       144,590          --         --      48,196                --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ......................       149,221          --         --     181,425                --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
        shares ............................................       463,999      15,992     11,136     289,778            12,267
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................       268,630     319,739    216,618     209,199             5,404
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...    $  717,671  $  333,415  $ 222,649  $  481,861       $    17,997
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

================================================================================================================================
                                                                                                               ALLIANCEBERNSTEIN
                                                                                                                   VARIABLE
                                                                                                                   PRODUCTS
                                                                          THE ALGER PORTFOLIOS                    SERIES FUND
                                                             -----------------------------------------------   -----------------
                                                               CAPITAL      LARGE CAP   MID CAP    SMALL CAP      GROWTH AND
                                                             APPRECIATION    GROWTH      GROWTH      GROWTH          INCOME
                                                             -------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................  $    (14,958) $   (2,316) $  (5,105) $  (17,116)      $       326
  Net realized gain (loss) on investments in portfolio
     shares ...............................................       463,999      15,992     11,136     289,778            12,267
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................       268,630     319,739    216,618     209,199             5,404
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................       717,671     333,415    222,649     481,861            17,997
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....        66,308      53,465     23,466      52,893             2,730
  Contract redemptions ....................................      (161,763)    (74,144)   (29,432)   (143,206)           (5,005)
  Net transfers (including mortality transfers) ...........        46,939     (51,798)   (98,934)    (62,773)          (22,856)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................       (48,516)    (72,477)  (104,900)   (153,086)          (25,131)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................       669,155     260,938    117,749     328,775            (7,134)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     2,219,612   1,029,077    682,919   1,561,302            64,104
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period ...............................  $  2,888,767  $1,290,015  $ 800,668  $1,890,077       $    56,970
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                                                                                               COLUMBIA
                                                                                                                FUNDS
                                                                                                               VARIABLE
                                                                                                                SERIES
                                        AMERICAN CENTURY VARIABLE PORTFOLIOS                                    TRUST
---------------------------------------------------------------------------------------------------------   -------------
                                                           LARGE                                             CVP SELIGMAN
               INCOME &     INFLATION                     COMPANY                                               GLOBAL
 BALANCED       GROWTH      PROTECTION   INTERNATIONAL     VALUE       ULTRA        VALUE        VISTA        TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------

$     1,958   $    3,582   $       993   $      13,812   $      48   $      137   $   14,997   $       --      $      --

      1,221        1,599           710           7,029          31          365        9,029          418            988
-------------------------------------------------------------------------------------------------------------------------
        737        1,983           283           6,783          17         (228)       5,968         (418)          (988)
-------------------------------------------------------------------------------------------------------------------------

      3,921       (1,215)         (562)          5,288          17        8,502       (6,719)      11,702            416

         --           --           262              --          --           --           --           --             98

      2,202           --         2,149              --          --           --           --           --            827
-------------------------------------------------------------------------------------------------------------------------
      6,123       (1,215)        1,849           5,288          17        8,502       (6,719)      11,702          1,341
-------------------------------------------------------------------------------------------------------------------------

     11,639       46,437        (9,090)        118,915         771        3,077      233,009          281         21,453
-------------------------------------------------------------------------------------------------------------------------
$    18,499   $   47,205   $    (6,958)  $     130,986   $     805   $   11,351   $  232,258   $   11,565      $  21,806
=========================================================================================================================

=========================================================================================================================
                                                                                                               COLUMBIA
                                                                                                                FUNDS
                                                                                                               VARIABLE
                                                                                                                SERIES
                                        AMERICAN CENTURY VARIABLE PORTFOLIOS                                    TRUST
---------------------------------------------------------------------------------------------------------   -------------
                                                           LARGE                                             CVP SELIGMAN
               INCOME &     INFLATION                     COMPANY                                               GLOBAL
 BALANCED       GROWTH      PROTECTION   INTERNATIONAL     VALUE       ULTRA        VALUE        VISTA        TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------

$       737   $    1,983   $       283   $       6,783   $      17   $     (228)  $    5,968   $     (418)    $    (988)
      6,123       (1,215)        1,849           5,288          17        8,502       (6,719)      11,702         1,341

     11,639       46,437        (9,090)        118,915         771        3,077      233,009          281        21,453
-------------------------------------------------------------------------------------------------------------------------
     18,499       47,205        (6,958)        130,986         805       11,351      232,258       11,565        21,806
-------------------------------------------------------------------------------------------------------------------------

      7,421        4,107         6,714          21,434          --        1,336       38,582          949         4,237
    (19,324)      (4,869)       (3,212)        (27,073)         --           --      (40,468)      (1,055)       (6,974)
     17,226         (426)      (22,976)       (182,088)         --         (802)     (15,799)     (27,009)        1,425
-------------------------------------------------------------------------------------------------------------------------

      5,323       (1,188)      (19,474)       (187,727)         --          534      (17,685)     (27,115)       (1,312)
-------------------------------------------------------------------------------------------------------------------------
     23,822       46,017       (26,432)        (56,741)        805       11,885      214,573      (15,550)       20,494
-------------------------------------------------------------------------------------------------------------------------
    120,149      137,119       124,118         759,589       2,679       22,339      760,909       51,682        92,290
-------------------------------------------------------------------------------------------------------------------------
$   143,971   $  183,136   $    97,686   $     702,848   $   3,484   $   34,224   $  975,482   $   36,132     $ 112,784
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                              DIREXION      DREYFUS
                                                             INSURANCE     INVESTMENT                              DREYFUS VARIABLE
                                                               TRUST       PORTFOLIOS                               INVESTMENT FUND
                                                             -------------------------                             ----------------
                                                                             SMALL        DREYFUS
                                                                              CAP         SOCIALLY     DREYFUS
                                                             DYNAMIC VP      STOCK      RESPONSIBLE     STOCK        INTERNATIONAL
                                                              HY BOND        INDEX         GROWTH       INDEX            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...  $    1,361   $     1,605   $    27,879   $  137,537       $   1,849
Expenses:
  Mortality and expense risk fees .........................         446         1,282        22,414       74,653             928
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................         915           323         5,465       62,884             921
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..................................       1,276        18,776       107,410      141,860           5,346
  Net realized short-term capital gain distributions from
     investments in portfolio shares ......................          --           462            --       14,677              --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ......................          --         1,512            --       67,073              --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
     shares ...............................................       1,276        20,750       107,410      223,610           5,346
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................      (1,191)       19,559       519,675    1,707,839          12,254
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...  $    1,000   $    40,632   $   632,550   $1,994,333       $  18,521
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                              DIREXION      DREYFUS
                                                             INSURANCE     INVESTMENT                              DREYFUS VARIABLE
                                                               TRUST       PORTFOLIOS                               INVESTMENT FUND
                                                             -------------------------                             ----------------
                                                                             SMALL        DREYFUS
                                                                              CAP         SOCIALLY     DREYFUS
                                                             DYNAMIC VP      STOCK      RESPONSIBLE     STOCK        INTERNATIONAL
                                                               HY BOND       INDEX         GROWTH       INDEX            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................  $      915   $       323   $     5,465   $   62,884       $     921
  Net realized gain (loss) on investments in portfolio
     shares ...............................................       1,276        20,750       107,410      223,610           5,346
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................      (1,191)       19,559       519,675    1,707,839          12,254
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................       1,000        40,632       632,550    1,994,333          18,521
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....       3,749         3,462        44,851      131,626           7,402
  Contract redemptions ....................................      (3,153)      (10,096)      (84,227)    (505,886)         (6,003)
  Net transfers (including mortality transfers) ...........     (13,280)      (71,399)     (186,938)     (83,823)        (14,751)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ......................     (12,684)      (78,033)     (226,314)    (458,083)        (13,352)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................     (11,684)      (37,401)      406,236    1,536,250           5,169
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      51,345       140,717     2,014,979    6,828,612          96,343
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ............................  $   39,661   $   103,316   $ 2,421,215   $8,364,862       $ 101,512
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
      FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS
---------------------------------------  ----------------------------------------------------------------------------------
  HIGH                                     ALL-ASSET      ALL-ASSET       ALL-ASSET        CLS                    MULTI-
 INCOME                      MANAGED       AGGRESSIVE    CONSERVATIVE      MODERATE    ADVISORONE   LONG SHORT    HEDGE
 BOND II     KAUFMANN II  VOLATILITY II  STRATEGY (a)*  STRATEGY (a)*   STRATEGY (a)*    AMERIGO   EQUITY (b)*  STRATEGIES
---------------------------------------------------------------------------------------------------------------------------

$    34,277  $        --  $       9,608  $          --  $          --  $           --  $       --  $        --  $       --

      4,979        1,382          3,412              8             16             359           3          142          83
---------------------------------------------------------------------------------------------------------------------------
     29,298       (1,382)         6,196             (8)           (16)           (359)         (3)        (142)        (83)
---------------------------------------------------------------------------------------------------------------------------

      1,843        4,844         21,864            344            143           8,491          31          559          73

         --           --             --             --             --              --          --           --          --

         --       12,795             --             --             --              --          --           --          --
---------------------------------------------------------------------------------------------------------------------------
      1,843       17,639         21,864            344            143           8,491          31          559          73
---------------------------------------------------------------------------------------------------------------------------

     (2,464)      29,077         33,312           (157)           (30)         (3,764)         47        1,731          59
---------------------------------------------------------------------------------------------------------------------------
$    28,677  $    45,334  $      61,372  $         179  $          97  $        4,368  $       75  $     2,148  $       49
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
      FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS
---------------------------------------  ----------------------------------------------------------------------------------
  HIGH                                     ALL-ASSET      ALL-ASSET      ALL-ASSET         CLS                    MULTI-
 INCOME                      MANAGED       AGGRESSIVE    CONSERVATIVE     MODERATE     ADVISORONE   LONG SHORT    HEDGE
 BOND II     KAUFMANN II  VOLATILITY II  STRATEGY (a)*  STRATEGY (a)*  STRATEGY (a)*     AMERIGO   EQUITY (b)*  STRATEGIES
---------------------------------------------------------------------------------------------------------------------------

$    29,298  $    (1,382) $       6,196  $          (8) $         (16) $         (359) $       (3) $      (142) $      (83)
      1,843       17,639         21,864            344            143           8,491          31          559          73

     (2,464)      29,077         33,312           (157)           (30)         (3,764)         47        1,731          59
---------------------------------------------------------------------------------------------------------------------------
     28,677       45,334         61,372            179             97           4,368          75        2,148          49
---------------------------------------------------------------------------------------------------------------------------

     12,695        5,668          2,754             --             --           2,091           1        2,839       1,756
    (17,196)      (1,183)       (34,729)        (1,595)            --             (35)       (858)        (379)         --
    (13,551)     (19,572)          (670)        (1,143)        (2,577)        (48,059)         --       (3,047)         12
---------------------------------------------------------------------------------------------------------------------------

    (18,052)     (15,087)       (32,645)        (2,738)        (2,577)        (46,003)       (857)        (587)      1,768
---------------------------------------------------------------------------------------------------------------------------
     10,625       30,247         28,727         (2,559)        (2,480)        (41,635)       (782)       1,561       1,817
---------------------------------------------------------------------------------------------------------------------------
    492,960      127,000        314,992          2,559          2,480          41,635         782       13,142       7,271
---------------------------------------------------------------------------------------------------------------------------
$   503,585  $   157,247  $     343,719  $          --  $          --  $           --  $       --  $    14,703  $    9,088
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=============================================================================================================================
                                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                             ----------------------------------------------------------------
                                                                          RYDEX                       RYDEX         RYDEX
                                                               RYDEX      BASIC         RYDEX       COMMODITIES    CONSUMER
                                                              BANKING   MATERIALS   BIOTECHNOLOGY     STRATEGY     PRODUCTS
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...  $     31   $   1,117   $          --   $        --   $    2,596
Expenses:
  Mortality and expense risk fees .........................        24       1,555           8,233            81        1,761
-----------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................         7        (438)         (8,233)          (81)         835
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..................................         4     (11,730)        107,474           (26)       4,621
  Net realized short-term capital gain distributions from
     investments in portfolio shares ......................       406          51              --            --           --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ......................        --       7,914              --            --           --
-----------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
        portfolio shares ..................................       410      (3,765)        107,474           (26)       4,621
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       175       4,507         209,051          (185)      32,629
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...  $    592   $     304   $     308,292   $      (292)  $   38,085
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=============================================================================================================================
                                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                             ----------------------------------------------------------------
                                                                          RYDEX                       RYDEX         RYDEX
                                                               RYDEX      BASIC         RYDEX       COMMODITIES    CONSUMER
                                                              BANKING   MATERIALS   BIOTECHNOLOGY     STRATEGY     PRODUCTS
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................  $      7   $    (438)  $      (8,233)  $       (81)  $      835
  Net realized gain (loss) on investments in portfolio
     shares ...............................................       410      (3,765)        107,474           (26)       4,621
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................       175       4,507         209,051          (185)      32,629
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................       592         304         308,292          (292)      38,085
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....       106      14,656          16,088           100       14,392
  Contract redemptions ....................................        --      (2,903)        (44,665)         (109)         (75)
  Net transfers (including mortality transfers) ...........        --     (35,879)        191,314           707       12,681
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
     contract owners' transactions ........................       106     (24,126)        162,737           698       26,998
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets ...................       698     (23,822)        471,029           406       65,083
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     2,077     180,595         542,755         7,898      131,519
-----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ............................  $  2,775   $ 156,773   $   1,013,784   $     8,304   $  196,602
=============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                       RYDEX
  RYDEX                                   RYDEX         RYDEX          RYDEX         GOVERNMENT        RYDEX
 DOW 2X          RYDEX       RYDEX       ENERGY      EUROPE 1.25X    FINANCIAL     LONG BOND 1.2X      HEALTH        RYDEX
STRATEGY     ELECTRONICS     ENERGY     SERVICES       STRATEGY       SERVICES        STRATEGY          CARE       INTERNET
-----------------------------------------------------------------------------------------------------------------------------

$      --    $        --    $  1,344    $      --    $         34    $      120     $          175    $     101    $      --

    1,278              1       6,271        6,611             267           163                221          427          373
-----------------------------------------------------------------------------------------------------------------------------
   (1,278)            (1)     (4,927)      (6,611)           (233)          (43)               (46)        (326)        (373)
-----------------------------------------------------------------------------------------------------------------------------

   28,846              1     (26,653)    (146,740)           (632)          141            (29,862)       6,007         (325)

       --             --          --           --              --            --              1,076           --           --

       --             --       9,560       25,548              --            --                 57           --        1,727
-----------------------------------------------------------------------------------------------------------------------------
   28,846              1     (17,093)    (121,192)           (632)          141            (28,729)       6,007        1,402
-----------------------------------------------------------------------------------------------------------------------------

   11,799             35     146,751      271,212           6,351         3,336             22,724        8,568       12,961
-----------------------------------------------------------------------------------------------------------------------------
$  39,367    $        35    $124,731    $ 143,409    $      5,486    $    3,434     $       (6,051)   $  14,249    $  13,990
=============================================================================================================================

=============================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                        RYDEX
  RYDEX                                   RYDEX         RYDEX             RYDEX       GOVERNMENT       RYDEX
 DOW 2X          RYDEX       RYDEX       ENERGY      EUROPE 1.25X       FINANCIAL   LONG BOND 1.2X     HEALTH        RYDEX
STRATEGY     ELECTRONICS     ENERGY     SERVICES       STRATEGY          SERVICES      STRATEGY         CARE       INTERNET
-----------------------------------------------------------------------------------------------------------------------------

$  (1,278)   $        (1)   $ (4,927)   $  (6,611)   $       (233)      $   (43)    $          (46)   $    (326)   $    (373)
   28,846              1     (17,093)    (121,192)           (632)          141            (28,729)       6,007        1,402

   11,799             35     146,751      271,212           6,351         3,336             22,724        8,568       12,961
-----------------------------------------------------------------------------------------------------------------------------
   39,367             35     124,731      143,409           5,486         3,434             (6,051)      14,249       13,990
-----------------------------------------------------------------------------------------------------------------------------

    1,453             (1)     31,773       45,332              --         1,426                155          937          107
     (166)            --     (16,526)     (15,188)        (19,372)         (133)                --      (21,763)          --
  (11,197)            --     (35,245)    (230,010)            (79)        5,713            (67,959)      37,732       68,613
-----------------------------------------------------------------------------------------------------------------------------

   (9,910)            (1)    (19,998)    (199,866)        (19,451)        7,006            (67,804)      16,906       68,720
-----------------------------------------------------------------------------------------------------------------------------
   29,457             34     104,733      (56,457)        (13,965)       10,440            (73,855)      31,155       82,710
-----------------------------------------------------------------------------------------------------------------------------
   71,781            101     577,386      729,502          41,410        11,162             86,938       32,087       13,850
-----------------------------------------------------------------------------------------------------------------------------
$ 101,238    $       135    $682,119    $ 673,045    $     27,445       $21,602     $       13,083    $  63,242    $  96,560
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===============================================================================================================================
                                                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                         ----------------------------------------------------------------------
                                                           RYDEX     RYDEX INVERSE    RYDEX        RYDEX           RYDEX
                                                          INVERSE     GOVERNMENT     INVERSE      INVERSE         INVERSE
                                                           DOW 2X      LONG BOND     MID-CAP   NASDAQ-100(R)   RUSSELL 2000(R)
                                                          STRATEGY     STRATEGY     STRATEGY      STRATEGY        STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $       --  $          --  $      --  $           --  $            --
Expenses:
  Mortality and expense risk fees  ....................         128             15         --              28              138
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense)  ..................        (128)           (15)        --             (28)            (138)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares: ...................................
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................      (4,937)          (471)        --             (21)             (60)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............          --             --         --              --               --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............          --             --         --              --               --
-------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................      (4,937)          (471)        --             (21)             (60)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................      (3,789)           666         (6)           (886)          (4,345)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ........................................  $   (8,854) $         180  $      (6) $         (935) $        (4,543)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===============================================================================================================================
                                                                     GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                         ----------------------------------------------------------------------
                                                           RYDEX     RYDEX INVERSE    RYDEX        RYDEX            RYDEX
                                                          INVERSE     GOVERNMENT     INVERSE      INVERSE          INVERSE
                                                           DOW 2X      LONG BOND     MID-CAP    NASDAQ-100(R)  RUSSELL 2000(R)
                                                          STRATEGY     STRATEGY     STRATEGY      STRATEGY        STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $     (128) $         (15) $      --  $          (28) $          (138)
  Net realized gain (loss) on investments in
    portfolio shares ..................................      (4,937)          (471)        --             (21)             (60)
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ..................................      (3,789)           666         (6)           (886)          (4,345)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .................................      (8,854)           180         (6)           (935)          (4,543)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................          (1)            --         --               1               --
  Contract redemptions ................................          --             --         --              --               --
  Net transfers (including mortality
    transfers) ........................................      41,272           (907)        --           3,862           35,222
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ..............      41,271           (907)        --           3,863           35,222
----------------------------------------------- -------------------------------------------------------------------------------
    Net increase (decrease) in net assets .............      32,417           (727)        (6)          2,928           30,679
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................       1,238          3,602         22               4            1,135
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .........................  $   33,655  $       2,875  $      16  $        2,932  $        31,814
-------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                     GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
  RYDEX                                 RYDEX
 INVERSE       RYDEX                   MID CAP                        RYDEX                       RYDEX         RYDEX
 S&P 500      JAPAN 2X      RYDEX       1.5X          RYDEX       NASDAQ-100(R)      RYDEX      PRECIOUS        REAL
 STRATEGY     STRATEGY     LEISURE    STRATEGY    NASDAQ-100(R)    2X STRATEGY        NOVA       METALS        ESTATE
-------------------------------------------------------------------------------------------------------------------------

$      --    $       --   $     144   $      --   $          --   $           --   $       98  $     5,005   $       459

      289           336         389         494           1,631            2,227          563        4,790           329
-------------------------------------------------------------------------------------------------------------------------
     (289)         (336)       (245)       (494)         (1,631)          (2,227)        (465)         215           130
-------------------------------------------------------------------------------------------------------------------------

     (947)       (9,908)     11,855       4,985          26,074           37,600        5,928     (232,476)        5,021

       --            --          --          --              --           16,892           --           --            --

       --            --          --          --              --            2,475           --           --            --
-------------------------------------------------------------------------------------------------------------------------
     (947)       (9,908)     11,855       4,985          26,074           56,967        5,928     (232,476)        5,021
-------------------------------------------------------------------------------------------------------------------------

   (7,931)          721        (575)     10,982          23,399           70,735       14,256      (99,473)       (1,769)
-------------------------------------------------------------------------------------------------------------------------
$   (9,167)  $   (9,523)  $  11,035   $  15,473   $      47,842   $      125,475   $   19,719  $  (331,734)  $     3,382
=========================================================================================================================

=========================================================================================================================
                                         GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
  RYDEX                                 RYDEX
 INVERSE       RYDEX                   MID CAP                        RYDEX                       RYDEX         RYDEX
 S&P 500      JAPAN 2X      RYDEX       1.5X          RYDEX       NASDAQ-100(R)      RYDEX      PRECIOUS        REAL
 STRATEGY     STRATEGY     LEISURE    STRATEGY    NASDAQ-100(R)    2X STRATEGY        NOVA       METALS        ESTATE
-------------------------------------------------------------------------------------------------------------------------

$     (289)  $     (336)  $    (245)  $    (494)  $      (1,631)  $       (2,227)  $     (465) $       215   $       130
      (947)      (9,908)     11,855       4,985          26,074           56,967        5,928     (232,476)        5,021

    (7,931)         721        (575)     10,982          23,399           70,735       14,256      (99,473)       (1,769)
-------------------------------------------------------------------------------------------------------------------------
    (9,167)      (9,523)     11,035      15,473          47,842          125,475       19,719     (331,734)        3,382
-------------------------------------------------------------------------------------------------------------------------

        --           --         735         780           4,240            1,837            1        3,707           314
    (1,187)        (793)    (13,768)       (476)         (7,783)         (12,595)        (135)      (9,843)      (29,974)
     5,655       29,799      12,482      41,024        (109,939)         (73,840)      75,372       (9,852)      (22,941)
-------------------------------------------------------------------------------------------------------------------------

     4,468       29,006        (551)     41,328        (113,482)         (84,598)      75,238      (15,988)      (52,601)
-------------------------------------------------------------------------------------------------------------------------
    (4,699)      19,483      10,484      56,801         (65,640)          40,877       94,957     (347,722)      (49,219)
-------------------------------------------------------------------------------------------------------------------------
    29,189        8,714      13,249       9,308         243,059          265,868       11,997      693,504        64,885
-------------------------------------------------------------------------------------------------------------------------
$   24,490   $   28,197   $  23,733   $  66,109   $     177,419   $      306,745   $  106,954  $   345,782   $    15,666
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                               GUGGENHEIM VARIABLE INSURANCE FUNDS(CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                     RYDEX        RYDEX       RYDEX        RYDEX
                                                                                    RUSSELL      RUSSELL     S&P 500      S&P 500
                                                                         RYDEX    2000(R) 1.5X  2000(R) 2X      2X         PURE
                                                                       RETAILING    STRATEGY     STRATEGY    STRATEGY     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...........    $       3  $         --  $       --  $       --  $        --
Expenses:
  Mortality and expense risk fees .................................          133           394       3,116       1,729        1,528
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...............................         (130)         (394)     (3,116)     (1,729)      (1,528)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ..............................................        2,396        15,443      92,507      29,929       13,206
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...............................          576            --          --          --           --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...............................        1,697            --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares ...        4,669        15,443      92,507      29,929       13,206
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .................................         (711)        5,774      74,916      54,373       39,267
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...........    $   3,828  $     20,823  $  164,307  $   82,573  $    50,945
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                              GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                     RYDEX        RYDEX       RYDEX        RYDEX
                                                                                    RUSSELL      RUSSELL     S&P 500      S&P 500
                                                                         RYDEX    2000(R) 1.5X  2000(R) 2X      2X         PURE
                                                                       RETAILING    STRATEGY     STRATEGY    STRATEGY     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................................    $    (130) $       (394) $   (3,116) $   (1,729) $    (1,528)
  Net realized gain (loss) on investments in portfolio
    shares ........................................................        4,669        15,443      92,507      29,929       13,206
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ............................         (711)        5,774      74,916      54,373       39,267
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ..................................................        3,828        20,823     164,307      82,573       50,945
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .............          654         1,276       4,310       4,115        1,822
  Contract redemptions ............................................           --       (22,576)       (193)     (3,501)     (25,003)
  Net transfers (including mortality transfers) ...................      (13,233)      (32,054)    252,988     102,508       18,405
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ........................................      (12,579)      (53,354)    257,105     103,122       (4,776)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets .........................       (8,751)      (32,531)    421,412     185,695       46,169
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       21,819        80,576     117,134      65,291      121,720
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .....................................    $  13,068  $     48,045  $  538,546  $  250,986  $   167,889
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
  RYDEX       RYDEX       RYDEX        RYDEX          RYDEX           RYDEX                                          RYDEX
 S&P 500   S&P MIDCAP   S&P MIDCAP  S&P SMALLCAP  S&P SMALLCAP    STRENGTHENING                                      U.S.
  PURE      400 PURE     400 PURE     600 PURE      600 PURE        DOLLAR 2X        RYDEX           RYDEX        GOVERNMENT
  VALUE      GROWTH       VALUE        GROWTH         VALUE         STRATEGY       TECHNOLOGY   TRANSPORTATION   MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------------

$      --  $        --  $       29  $         --  $         114  $            --  $         --  $            --  $          --

      528          597         301           443            290               42           151              473            860
-------------------------------------------------------------------------------------------------------------------------------
     (528)        (597)       (272)         (443)          (176)             (42)         (151)            (473)          (860)
-------------------------------------------------------------------------------------------------------------------------------


    1,096        4,254         541         3,869          2,025              (19)          (98)           1,799             --

       --          325          --            --             --               --            --               --             --

       --        3,992          --         2,469             --               --            --               --             --
-------------------------------------------------------------------------------------------------------------------------------
    1,096        8,571         541         6,338          2,025              (19)          (98)           1,799             --
-------------------------------------------------------------------------------------------------------------------------------

   18,338        6,404       8,478         6,985          8,522              (93)        4,935           13,120             --
-------------------------------------------------------------------------------------------------------------------------------
$  18,906  $    14,378  $    8,747  $     12,880  $      10,371  $          (154) $      4,686  $        14,446  $        (860)
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
  RYDEX       RYDEX       RYDEX        RYDEX          RYDEX           RYDEX                                          RYDEX
 S&P 500   S&P MIDCAP   S&P MIDCAP  S&P SMALLCAP  S&P SMALLCAP    STRENGTHENING                                      U.S.
  PURE      400 PURE     400 PURE     600 PURE      600 PURE        DOLLAR 2X        RYDEX           RYDEX        GOVERNMENT
  VALUE      GROWTH       VALUE        GROWTH         VALUE         STRATEGY       TECHNOLOGY   TRANSPORTATION   MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------------

$    (528) $      (597) $     (272) $       (443) $        (176) $           (42) $       (151) $          (473) $        (860)
    1,096        8,571         541         6,338          2,025              (19)          (98)           1,799             --

   18,338        6,404       8,478         6,985          8,522              (93)        4,935           13,120             --
-------------------------------------------------------------------------------------------------------------------------------
   18,906       14,378       8,747        12,880         10,371             (154)        4,686           14,446           (860)
-------------------------------------------------------------------------------------------------------------------------------

    1,405        3,260       1,224         1,614          1,598              106         2,062               (1)            (6)
   (2,072)         (15)        (20)           --        (11,281)              --          (138)            (424)        (2,355)
   10,589        5,879       2,296         2,646            439            1,393         7,482           89,363       (117,774)
-------------------------------------------------------------------------------------------------------------------------------

    9,922        9,124       3,500         4,260         (9,244)           1,499         9,406           88,938       (120,135)
-------------------------------------------------------------------------------------------------------------------------------
   28,828       23,502      12,247        17,140          1,127            1,345        14,092          103,384       (120,995)
-------------------------------------------------------------------------------------------------------------------------------
   40,783       38,464      24,758        29,765         32,851            2,754         8,893            1,282        142,154
-------------------------------------------------------------------------------------------------------------------------------
$  69,611  $    61,966  $   37,005  $     46,905  $      33,978  $         4,099  $     22,985  $       104,666  $      21,159
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=========================================================================================================================
                                                                 GUGGENHEIM
                                                             VARIABLE INSURANCE
                                                              FUNDS (continued)        INVESCO VARIABLE INSURANCE FUNDS
                                                           -----------------------   ------------------------------------
                                                                          RYDEX
                                                                        WEAKENING                               GLOBAL
                                                              RYDEX     DOLLAR 2X      CORE     DIVERSIFIED     HEALTH
                                                            UTILITIES    STRATEGY     EQUITY      DIVIDEND       CARE
-------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares .............................................   $     5,925  $       --   $   1,352  $         48  $      797
Expenses:
  Mortality and expense risk fees ......................         1,648          --         961           119       1,122
-------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ....................         4,277          --         391           (71)       (325)
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on    investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ................................         7,700          (1)      1,356            32      10,773
  Net realized short-term capital gain distributions
    from investments in portfolio shares ...............            --          --          --            --          --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ...............            --          --          --            --          --
-------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .................................         7,700          (1)      1,356            32      10,773
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ...................         9,578          --      21,552         2,723      25,239
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations .........................................   $    21,555  $       (1)  $  23,299  $      2,684  $   35,687
=========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

=========================================================================================================================
                                                                 GUGGENHEIM
                                                             VARIABLE INSURANCE
                                                              FUNDS (continued)        INVESCO VARIABLE INSURANCE FUNDS
                                                           -----------------------   -----------------------------------
                                                                          RYDEX
                                                                        WEAKENING                               GLOBAL
                                                              RYDEX     DOLLAR 2X      CORE     DIVERSIFIED     HEALTH
                                                            UTILITIES    STRATEGY     EQUITY      DIVIDEND       CARE
-------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ......................   $     4,277  $       --   $      391 $        (71) $     (325)
  Net realized gain (loss) on investments in
    portfolio shares ...................................         7,700          (1)       1,356           32      10,773
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares .............................................         9,578          --       21,552        2,723      25,239
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .......................................        21,555          (1)      23,299        2,684      35,687
-------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ..........................................         4,531          --        3,151          744       5,418
  Contract redemptions .................................       (20,163)         --       (2,849)          --      (4,258)
  Net transfers (including mortality transfers) ........       (28,116)        (17)       5,652      103,107     (12,052)
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ....................       (43,748)        (17)       5,954      103,851     (10,892)
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ..............       (22,193)        (18)      29,253      106,535      24,795
-------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................       172,723          33       78,426        1,577      95,678
-------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ..........................   $   150,530  $       15   $  107,679 $    108,112  $  120,473
=========================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                   INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                       JANUS ASPEN SERIES - INSTITUTIONAL
----------------------------------------------------------------------------------   ------------------------------------
  GLOBAL                  MID CAP
   REAL       HIGH         CORE        MONEY                          VALUE
  ESTATE      YIELD       EQUITY      MARKET      TECHNOLOGY    OPPORTUNITIES (c)*   BALANCED    ENTERPRISE     FORTY
-------------------------------------------------------------------------------------------------------------------------

$  34,817  $     6,556  $      207  $     1,054  $         --   $              653   $   7,049  $     25,940  $    1,496

    9,890        1,449         398       30,790           151                  530       4,814        51,513       2,067
-------------------------------------------------------------------------------------------------------------------------
   24,927        5,107        (191)     (29,736)         (151)                 123       2,235       (25,573)       (571)
-------------------------------------------------------------------------------------------------------------------------

  103,629        8,601       1,611           --            11               15,115      17,153       387,692      21,566

       --           --         502           --            --                   --       3,622            --          --

       --           --       2,372           --         1,314                   --      23,963            --          --
-------------------------------------------------------------------------------------------------------------------------
  103,629        8,601       4,485           --         1,325               15,115      44,738       387,692      21,566
-------------------------------------------------------------------------------------------------------------------------

 (113,066)      (5,438)      5,166           --         2,198               (1,119)     34,665     1,024,903      31,531
-------------------------------------------------------------------------------------------------------------------------
$  15,490  $     8,270  $    9,460  $   (29,736) $      3,372   $           14,119   $  81,638  $  1,387,022  $   52,526
=========================================================================================================================

=========================================================================================================================
                   INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                       JANUS ASPEN SERIES - INSTITUTIONAL
----------------------------------------------------------------------------------   ------------------------------------
  GLOBAL                  MID CAP
   REAL       HIGH         CORE        MONEY                          VALUE
  ESTATE      YIELD       EQUITY      MARKET      TECHNOLOGY   OPPORTUNITIES (c)*    BALANCED    ENTERPRISE     FORTY
-------------------------------------------------------------------------------------------------------------------------
$  24,927  $     5,107  $     (191) $   (29,736) $       (151) $              123    $   2,235  $    (25,573) $     (571)
  103,629        8,601       4,485           --         1,325               15,115      44,738       387,692      21,566

 (113,066)      (5,438)      5,166           --         2,198               (1,119)     34,665     1,024,903      31,531
-------------------------------------------------------------------------------------------------------------------------
   15,490        8,270       9,460      (29,736)        3,372               14,119      81,638     1,387,022      52,526
-------------------------------------------------------------------------------------------------------------------------

   91,496        2,464         265       98,266         1,791                  450      20,113       123,715       2,735
 (100,484)     (19,774)        (15)    (305,003)           --                   --     (59,151)     (362,241)    (34,140)
 (101,144)    (102,892)     (3,715)      26,065           108              (17,541)   (139,733)      (14,003)     52,438
-------------------------------------------------------------------------------------------------------------------------

 (110,132)    (120,202)     (3,465)    (180,672)        1,899              (17,091)   (178,771)     (252,529)     21,033
-------------------------------------------------------------------------------------------------------------------------
  (94,642)    (111,932)      5,995     (210,408)        5,271               (2,972)    (97,133)    1,134,493      73,559
-------------------------------------------------------------------------------------------------------------------------
  996,393      276,801      36,916    3,309,357        12,966               45,309     479,950     4,616,175     164,743
-------------------------------------------------------------------------------------------------------------------------
$ 901,751  $   164,869  $   42,911  $ 3,098,949  $     18,237  $            42,337   $ 382,817  $  5,750,668  $  238,302
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

==================================================================================================================================
                                                                                                                         LAZARD
                                                                                                                       RETIREMENT
                                                                      JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)     SERIES
                                                                      -----------------------------------------------  ----------
                                                                                                             PERKINS    EMERGING
                                                                         GLOBAL                              MID CAP    MARKETS
                                                                      RESEARCH (d)*     JANUS    OVERSEAS     VALUE      EQUITY
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............  $   69,224    $   31,155  $   38,328  $    878  $   14,545
Expenses:
  Mortality and expense risk fees ...................................      57,559        39,957      12,036       710      10,947
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ................................      11,665        (8,802)     26,292       168       3,598
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ............................................      (6,214)      249,499     (62,132)      897      36,771
  Net realized short-term capital gain distributions from
     investments in portfolio shares ................................          --            --          --        --          --
  Net realized long-term capital gain distributions from
     investments in portfolio shares ................................          --            --          --     1,230       6,053
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares ....      (6,214)      249,499     (62,132)    2,127      42,824
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...................................   1,374,109       777,254     175,719    13,217     (74,039)
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .............  $1,379,560    $1,017,951  $  139,879  $ 15,512  $  (27,617)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

==================================================================================================================================
                                                                                                                         LAZARD
                                                                                                                       RETIREMENT
                                                                      JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)     SERIES
                                                                      -----------------------------------------------  -----------
                                                                                                             PERKINS    EMERGING
                                                                         GLOBAL                              MID CAP    MARKETS
                                                                      RESEARCH (d)*     JANUS    OVERSEAS     VALUE      EQUITY
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................................  $   11,665    $   (8,802) $   26,292  $    168  $    3,598
  Net realized gain (loss) on investments in portfolio shares .......      (6,214)      249,499     (62,132)    2,127      42,824
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares  ................................   1,374,109       777,254     175,719    13,217     (74,039)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations  ..........   1,379,560     1,017,951     139,879    15,512     (27,617)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...............     101,972       116,881     107,238     4,496      27,874
  Contract redemptions ..............................................    (389,426)     (282,649)    (70,258)       --     (70,947)
  Net transfers (including mortality transfers) .....................    (218,222)     (370,122)   (282,065)   13,046    (162,602)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .................................    (505,676)     (535,890)   (245,085)   17,542    (205,675)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ...........................     873,884       482,061    (105,206)   33,054    (233,292)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................   5,335,983     3,807,553   1,271,266    56,642   1,278,159
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .......................................  $6,209,867    $4,289,614  $1,166,060  $ 89,696  $1,044,867
==================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================
                                                                                           LEGG MASON PARTNERS
LAZARD RETIREMENT SERIES (CONTINUED)           LEGG MASON PARTNERS EQUITY TRUST           VARIABLE INCOME TRUST
------------------------------------  --------------------------------------------------  -----------------------
                   US                                                                       WESTERN     WESTERN
               SMALL-MID      US      CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE     ASSET       ASSET
INTERNATIONAL     CAP      STRATEGIC  AGGRESSIVE     ALL CAP      EQUITY      LARGE CAP   GLOBAL HIGH  STRATEGIC
   EQUITY        EQUITY     EQUITY      GROWTH     VALUE (e)*   INCOME (f)*    GROWTH     YIELD BOND     BOND
-----------------------------------------------------------------------------------------------------------------

$       1,057  $       --  $     499  $       419  $       146  $       296  $       193  $    12,379  $   4,672

          715       4,480        401        1,118           99          168          299        2,111      2,226
-----------------------------------------------------------------------------------------------------------------
          342      (4,480)        98         (699)          47          128         (106)      10,268      2,446
-----------------------------------------------------------------------------------------------------------------

         (715)      5,420        628        8,941           57           32        1,937        1,552        351

           --      21,847        488           15           --           --          160           --         --

           --      36,638      5,385        8,071          771           --        3,982           --         --
-----------------------------------------------------------------------------------------------------------------
         (715)     63,905      6,501       17,027          828           32        6,079        1,552        351
----------------------------------------------------------------------------------------------------------------

       13,407      69,957      2,822       13,173        1,759        3,483        1,402       (1,715)    (7,503)
-----------------------------------------------------------------------------------------------------------------
$      13,034  $  129,382  $   9,421  $    29,501  $     2,634  $     3,643  $     7,375  $    10,105  $  (4,706)
=================================================================================================================

=================================================================================================================
                                                                                           LEGG MASON PARTNERS
LAZARD RETIREMENT SERIES (CONTINUED)           LEGG MASON PARTNERS EQUITY TRUST           VARIABLE INCOME TRUST
------------------------------------  --------------------------------------------------  -----------------------
                   US                                                                       WESTERN     WESTERN
               SMALL-MID      US      CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE     ASSET       ASSET
INTERNATIONAL     CAP      STRATEGIC  AGGRESSIVE     ALL CAP      EQUITY      LARGE CAP   GLOBAL HIGH  STRATEGIC
   EQUITY        EQUITY     EQUITY      GROWTH     VALUE (e)*   INCOME (f)*    GROWTH     YIELD BOND     BOND
-----------------------------------------------------------------------------------------------------------------

$         342  $   (4,480) $      98  $      (699) $        47  $       128  $      (106) $    10,268  $   2,446
         (715)     63,905      6,501       17,027          828           32        6,079        1,552        351

       13,407      69,957      2,822       13,173        1,759        3,483        1,402       (1,715)    (7,503)
-----------------------------------------------------------------------------------------------------------------
       13,034     129,382      9,421       29,501        2,634        3,643        7,375       10,105     (4,706)
-----------------------------------------------------------------------------------------------------------------

          942      29,919        535        1,300        1,081          900           --        6,504      3,158
      (12,376)    (13,193)        --         (922)         (20)          --          (40)         (45)    (5,690)
       30,897      (9,717)    34,091      116,336         (734)          --       24,419      150,577    162,657
-----------------------------------------------------------------------------------------------------------------

       19,463       7,009     34,626      116,714          327          900       24,379      157,036    160,125
-----------------------------------------------------------------------------------------------------------------
       32,497     136,391     44,047      146,215        2,961        4,543       31,754      167,141    155,419
-----------------------------------------------------------------------------------------------------------------
       58,337     376,632     30,880       28,115        8,528       14,388        9,460       42,656     63,150
-----------------------------------------------------------------------------------------------------------------
$      90,834  $  513,023  $  74,927  $   174,330  $    11,489  $    18,931  $    41,214  $   209,797  $ 218,569
=================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                               LORD ABBETT SERIES FUND   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                              -------------------------  -------------------------------------------
                                                              CALIBRATED                                                 MID CAP
                                                               DIVIDEND      GROWTH AND   LARGE CAP       MID CAP       INTRINSIC
                                                              GROWTH (g)*      INCOME       VALUE         GROWTH          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ..... $     3,810    $    4,059  $      3,445    $      --    $         446
Expenses:
  Mortality and expense risk fees ...........................       1,233         7,639         2,887          171              431
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .........................       2,577        (3,580)          558         (171)              15
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .....................................      20,226         7,205         7,423          171            2,440
  Net realized short-term capital gain distributions from
    investments in portfolio shares .........................      12,830            --            --           --               --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .........................       9,006            --            --           --               --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
     shares .................................................      42,062         7,205         7,423          171            2,440
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...........................     (15,923)      218,407        67,083        4,648            9,950
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ..... $    28,716    $  222,032  $     75,064    $   4,648    $      12,405
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                               LORD ABBETT SERIES FUND   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                              -------------------------  -------------------------------------------
                                                              CALIBRATED                                                 MID CAP
                                                               DIVIDEND      GROWTH AND   LARGE CAP       MID CAP       INTRINSIC
                                                              GROWTH (g)*      INCOME       VALUE         GROWTH          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................... $     2,577    $   (3,580) $        558    $    (171)   $          15
  Net realized gain (loss) on investments in portfolio
    shares ..................................................      42,062         7,205         7,423          171            2,440
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .........................     (15,923)      218,407        67,083        4,648            9,950
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...      28,716       222,032        75,064        4,648           12,405
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .......       6,573        50,001        14,216        1,649               --
  Contract redemptions ......................................        (482)      (37,186)      (12,199)        (522)         (15,037)
  Net transfers (including mortality transfers) .............     132,703      (101,368)       (4,467)         502           11,950
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .........................     138,794       (88,553)       (2,450)       1,629           (3,087)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ...................     167,510       133,479        72,614        6,277            9,318
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................      79,216       646,891       256,116       14,187           34,505
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ............................... $   246,726    $  780,370  $    328,730    $  20,464    $      43,823
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
           NEUBERGER BERMAN                   NORTHERN LIGHTS
ADVISERS MANAGEMENT TRUST (CONTINUED)          VARIABLE TRUST                     PIMCO VARIABLE INSURANCE TRUST
--------------------------------------   --------------------------   --------------------------------------------------------
                                                                                                                   FOREIGN
   SHORT                                                                           COMMODITY--      EMERGING         BOND
 DURATION      SMALL-CAP     SOCIALLY        JNF           JNF           ALL        REALRETURN       MARKETS      US DOLLAR-
   BOND         GROWTH      RESPONSIVE    BALANCED        EQUITY        ASSET        STRATEGY         BOND          HEDGED
------------------------------------------------------------------------------------------------------------------------------

$     3,654   $        --   $       67   $    51,282   $    599,660   $    6,469   $         240   $     3,031   $        425

      1,644           339          101        63,582        535,712        1,546             140           608            227
------------------------------------------------------------------------------------------------------------------------------
      2,010          (339)         (34)      (12,300)        63,948        4,923             100         2,423            198
------------------------------------------------------------------------------------------------------------------------------

     (1,401)        6,806           47       154,627      2,387,106        3,797          (1,185)        1,459             27

         --            --           --            --             --           --              --            --          1,183

         --            --           --            --             --           --              --           370             89
------------------------------------------------------------------------------------------------------------------------------
     (1,401)        6,806           47       154,627      2,387,106        3,797          (1,185)        1,829          1,299
------------------------------------------------------------------------------------------------------------------------------

     (1,227)        5,596        3,013       940,556     17,792,437       (8,237)         (1,416)      (10,254)        (1,628)
------------------------------------------------------------------------------------------------------------------------------
$      (618)  $    12,063   $    3,026   $ 1,082,883   $ 20,243,491   $      483   $      (2,501)  $    (6,002)  $       (131)
==============================================================================================================================

=============================================================================================================================
           NEUBERGER BERMAN                   NORTHERN LIGHTS
ADVISERS MANAGEMENT TRUST (CONTINUED)          VARIABLE TRUST                     PIMCO VARIABLE INSURANCE TRUST
--------------------------------------   --------------------------   -------------------------------------------------------
                                                                                                                   FOREIGN
   SHORT                                                                           COMMODITY--      EMERGING         BOND
 DURATION      SMALL-CAP     SOCIALLY        JNF           JNF           ALL        REALRETURN       MARKETS      US DOLLAR-
   BOND         GROWTH      RESPONSIVE    BALANCED        EQUITY        ASSET        STRATEGY         BOND          HEDGED
-----------------------------------------------------------------------------------------------------------------------------

$     2,010   $      (339)  $      (34)  $   (12,300)  $     63,948   $    4,923   $         100   $     2,423   $        198
     (1,401)        6,806           47       154,627      2,387,106        3,797          (1,185)        1,829          1,299

     (1,227)        5,596        3,013       940,556     17,792,437       (8,237)         (1,416)      (10,254)        (1,628)
-----------------------------------------------------------------------------------------------------------------------------
       (618)       12,063        3,026     1,082,883     20,243,491          483          (2,501)       (6,002)          (131)
-----------------------------------------------------------------------------------------------------------------------------

     14,865           862          300       126,118        518,054        1,997           2,988         1,726            884
    (17,497)         (208)         (15)     (675,396)    (5,356,426)     (39,288)         (4,871)      (19,991)            --
       (700)        3,748        3,235      (215,621)    (1,701,477)    (115,495)            (52)      (22,157)          (965)
-----------------------------------------------------------------------------------------------------------------------------

     (3,332)        4,402        3,520      (764,899)    (6,539,849)    (152,786)         (1,935)      (40,422)           (81)
-----------------------------------------------------------------------------------------------------------------------------
     (3,950)       16,465        6,546       317,984     13,703,642     (152,303)         (4,436)      (46,424)          (212)
-----------------------------------------------------------------------------------------------------------------------------
    160,019        35,350        7,699     6,189,206     60,696,944      278,088          16,665        89,484         22,711
-----------------------------------------------------------------------------------------------------------------------------
$   156,069   $    51,815   $   14,245   $ 6,507,190   $ 74,400,586   $  125,785   $      12,229   $    43,060   $     22,499
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                      -------------------------------------------------------------
                                                                        GLOBAL                 LONG-TERM
                                                                         BOND        HIGH          US         LOW         REAL
                                                                       UNHEDGED      YIELD     GOVERNMENT   DURATION     RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...........   $      544   $   2,240   $    2,030   $  1,077   $    13,517
Expenses:
  Mortality and expense risk fees .................................          482         408          866        736         9,148
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...............................           62       1,832        1,164        341         4,369
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...........................................       (4,874)      1,253       (5,677)       100         6,557
  Net realized short-term capital gain distributions from
    investments in portfolio shares ...............................           --          --        2,378         --         2,716
  Net realized long-term capital gain distributions from
    investments in portfolio shares ...............................          249          --        1,316         --         3,502
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares ...       (4,625)      1,253       (1,983)       100        12,775
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .................................         (802)     (1,410)     (11,737)    (1,479)     (109,450)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...........   $   (5,365)  $   1,675   $  (12,556)  $ (1,038)  $   (92,306)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                      -------------------------------------------------------------
                                                                        GLOBAL                  LONG-TERM
                                                                         BOND        HIGH          US         LOW         REAL
                                                                       UNHEDGED      YIELD     GOVERNMENT   DURATION     RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................................   $       62   $   1,832     $  1,164   $    341   $     4,369
  Net realized gain (loss) on investments in portfolio shares .....       (4,625)      1,253       (1,983)       100        12,775
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................         (802)     (1,410)     (11,737)    (1,479)     (109,450)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........       (5,365)      1,675      (12,556)    (1,038)      (92,306)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .............        1,878       7,701        2,394      3,062        33,801
  Contract redemptions ............................................       (6,903)     (2,918)     (15,383)   (11,098)      (50,858)
  Net transfers (including mortality transfers) ...................      (44,601)    (24,600)     (16,018)     3,133      (321,409)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............................      (49,626)    (19,817)     (29,007)    (4,903)     (338,466)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ........................      (54,991)    (18,142)     (41,563)    (5,941)     (430,772)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       90,425      46,996      109,966     78,195     1,158,323
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ....................................   $   35,434   $  28,854     $ 68,403   $ 72,254   $   727,551
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
      PIMCO VARIABLE
INSURANCE TRUST (CONTINUED)                              PIONEER VARIABLE CONTRACTS TRUST
---------------------------    -------------------------------------------------------------------------------------------------
  SHORT-          TOTAL        DISCIPLINED     EMERGING       EQUITY                        HIGH         MID CAP      STRATEGIC
   TERM           RETURN       VALUE (h)*      MARKETS        INCOME          FUND          YIELD         VALUE        INCOME
--------------------------------------------------------------------------------------------------------------------------------

$       333    $     20,906    $        13    $      811    $     8,336    $    1,709    $     6,047    $      145    $   1,113

        437           9,590              9         1,040          3,769         1,687          1,207           197          276
--------------------------------------------------------------------------------------------------------------------------------
       (104)         11,316              4          (229)         4,567            22          4,840           (52)         837
--------------------------------------------------------------------------------------------------------------------------------

         69           9,346              2       (28,781)         3,485         7,445         (4,255)          486            5

         --           4,137             --            --             --            --          1,049            --           63

         --           4,207             35            --             --         7,806          6,447            --           93
--------------------------------------------------------------------------------------------------------------------------------
         69          17,690             37       (28,781)         3,485        15,251          3,241           486          161
--------------------------------------------------------------------------------------------------------------------------------

       (144)        (57,476)           182        25,556         81,830        29,964          4,398         4,911       (1,024)
--------------------------------------------------------------------------------------------------------------------------------
$      (179)   $    (28,470)   $       223    $   (3,454)   $    89,882    $   45,237    $    12,479    $    5,345    $     (26)
================================================================================================================================

================================================================================================================================
      PIMCO VARIABLE
INSURANCE TRUST (CONTINUED)                              PIONEER VARIABLE CONTRACTS TRUST
---------------------------    -------------------------------------------------------------------------------------------------
  SHORT-          TOTAL        DISCIPLINED     EMERGING       EQUITY                        HIGH         MID CAP      STRATEGIC
   TERM           RETURN       VALUE (h)*      MARKETS        INCOME          FUND          YIELD         VALUE        INCOME
--------------------------------------------------------------------------------------------------------------------------------

$      (104)   $     11,316    $         4    $     (229)   $     4,567    $       22    $     4,840    $      (52)   $     837
         69          17,690             37       (28,781)         3,485        15,251          3,241           486          161

       (144)        (57,476)           182        25,556         81,830        29,964          4,398         4,911       (1,024)
--------------------------------------------------------------------------------------------------------------------------------
       (179)        (28,470)           223        (3,454)        89,882        45,237         12,479         5,345          (26)
--------------------------------------------------------------------------------------------------------------------------------

      2,469          16,864            468         3,934          8,695         5,363          2,664            --        1,391
     (7,751)        (78,871)            --        (6,177)           (90)         (265)          (501)           --           --
      1,338        (349,344)            63       (36,227)      (127,816)      (23,036)      (107,012)       (1,288)          --
--------------------------------------------------------------------------------------------------------------------------------

     (3,944)       (411,351)           531       (38,470)      (119,211)      (17,938)      (104,849)       (1,288)       1,391
--------------------------------------------------------------------------------------------------------------------------------
     (4,123)       (439,821)           754       (41,924)       (29,329)       27,299        (92,370)        4,057        1,365
--------------------------------------------------------------------------------------------------------------------------------
     48,043       1,322,720            690       127,741        349,486       144,850        128,131        18,176       26,881
--------------------------------------------------------------------------------------------------------------------------------
$    43,920    $    882,899    $     1,444    $   85,817    $   320,157    $  172,149    $    35,761    $   22,233    $  28,246
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

================================================================================================================================
                                                                                                         THIRD
                                                                                                         AVENUE
                                                                                      ROYCE             VARIABLE      VAN ECK
                                                                                  CAPITAL FUND        SERIES TRUST   VIP TRUST
                                                                              ---------------------   ------------   -----------
                                                                                                                      EMERGING
                                                                              MICRO-CAP   SMALL-CAP      VALUE        MARKETS
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ..................    $   1,835   $   4,723    $   20,738    $    6,314
Expenses:
  Mortality and expense risk fees ........................................        3,477       5,091         6,918         4,005
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ......................................       (1,642)       (368)       13,820         2,309
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..................................................       10,980      60,967        68,214        24,797
  Net realized short-term capital gain distributions from investments
    in portfolio shares ..................................................           --       2,026            --            --
  Net realized long-term capital gain distributions from investments
    in portfolio shares ..................................................        9,616      22,523            --            --
--------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares ..........       20,596      85,516        68,214        24,797
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ....................................................       44,655      59,167        29,121        12,446
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ................    $  63,609   $ 144,315    $  111,155    $   39,552
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2013

================================================================================================================================
                                                                                                         THIRD
                                                                                                         AVENUE
                                                                                      ROYCE             VARIABLE       VAN ECK
                                                                                  CAPITAL FUND        SERIES TRUST    VIP TRUST
                                                                              ---------------------   ------------   -----------
                                                                                                                      EMERGING
                                                                              MICRO-CAP   SMALL-CAP      VALUE         MARKETS
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................................     $  (1,642)  $    (368)   $   13,820    $    2,309
  Net realized gain (loss) on investments in portfolio shares ...........        20,596      85,516        68,214        24,797
  Net change in unrealized appreciation (depreciation) of investments
    in portfolio shares .................................................        44,655      59,167        29,121        12,446
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...............        63,609     144,315       111,155        39,552
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...................        23,347      26,556        20,229        14,628
  Contract redemptions ..................................................       (18,621)    (58,759)      (20,395)      (49,977)
  Net transfers (including mortality transfers) .........................       (21,339)    (47,187)     (273,740)      (24,625)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .....................................       (16,613)    (79,390)     (273,906)      (59,974)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ...............................        46,996      64,925      (162,751)      (20,422)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................................       334,650     423,375       755,821       398,121
--------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ...........................................     $ 381,646   $ 488,300    $  593,070    $  377,699
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=======================================================================================
                                                     WELLS FARGO
       VAN ECK VIP TRUST (CONTINUED)             ADVANTAGE VT FUNDS
--------------------------------------------   -----------------------
                               UNCONSTRAINED
  GLOBAL          MULTI-         EMERGING
   HARD          MANAGER          MARKETS                                  COMBINED
  ASSETS       ALTERNATIVES      BOND (i)*     DISCOVERY   OPPORTUNITY       TOTAL
----------------------------------------------------------------------   --------------

$     3,349   $           --   $       1,374   $      60   $     2,328   $   1,318,665

      4,024              161             596       8,352        11,707       1,170,432
----------------------------------------------------------------------   --------------
       (675)            (161)            778      (8,292)       (9,379)        148,233
----------------------------------------------------------------------   --------------

     10,158              283           (3,501)    45,512        32,346       4,180,594

         --               --               11         --            --         280,638

      9,573               41               --     23,424            --         660,719
----------------------------------------------------------------------   --------------
     19,731              324           (3,490)    68,936        32,346       5,121,951
----------------------------------------------------------------------   --------------

     14,900              909           (4,314)   225,675       275,951      27,760,047
----------------------------------------------------------------------   --------------
$    33,956   $        1,072   $       (7,026) $ 286,319   $   298,918   $  33,030,231
=======================================================================================

=======================================================================================
                                                     WELLS FARGO
       VAN ECK VIP TRUST (CONTINUED)             ADVANTAGE VT FUNDS
--------------------------------------------   -----------------------
                               UNCONSTRAINED
  GLOBAL          MULTI-         EMERGING
   HARD          MANAGER          MARKETS                                  COMBINED
  ASSETS       ALTERNATIVES      BOND (i)*     DISCOVERY   OPPORTUNITY       TOTAL
----------------------------------------------------------------------   --------------

$      (675)         $  (161)  $         778   $  (8,292)  $    (9,379)  $     148,233
     19,731              324          (3,490)     68,936        32,346       5,121,951

     14,900              909          (4,314)    225,675       275,951      27,760,047
----------------------------------------------------------------------   --------------
     33,956            1,072          (7,026)    286,319       298,918      33,030,231
----------------------------------------------------------------------   --------------

     12,691              520           3,989      40,602        49,703       2,445,234
    (49,327)            (314)        (17,784)    (18,364)      (43,570)     (9,837,585)
   (170,325)            (365)        (10,836)    109,973       (28,156)     (4,851,005)
----------------------------------------------------------------------   --------------

   (206,961)            (159)        (24,631)    132,211       (22,023)    (12,243,356)
----------------------------------------------------------------------   --------------
   (173,005)             913         (31,657)    418,530       276,895      20,786,875
----------------------------------------------------------------------   --------------
    540,242           24,790          66,284     573,959     1,017,991     121,247,517
----------------------------------------------------------------------   --------------
$   367,237          $25,703   $      34,627   $ 992,489   $ 1,294,886   $ 142,034,392
=======================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                             THE ALGER PORTFOLIOS                    SERIES FUND
                                                               -------------------------------------------------  ------------------
                                                                 CAPITAL      LARGE CAP    MID CAP    SMALL CAP       GROWTH AND
                                                               APPRECIATION    GROWTH      GROWTH      GROWTH           INCOME
                                                               ---------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...... $     22,738  $    12,506  $      --  $        --  $             955
Expenses:
  Mortality and expense risk fees ............................       21,769       10,754      6,694       15,705                585
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................          969        1,752     (6,694)     (15,705)               370
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares .....................................      138,573        6,556    (15,312)      60,341                502
  Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --           --         --        4,473                 --
  Net realized long-term capital gain distributions from
     investments in portfolio shares .........................          766           --         --      337,394                 --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................      139,339        6,556    (15,312)     402,208                502
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ............................      189,731       79,581    111,695     (220,486)             6,487
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...... $    330,039  $    87,889  $  89,689  $   166,017  $           7,359
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                             THE ALGER PORTFOLIOS                    SERIES FUND
                                                               -------------------------------------------------  ------------------
                                                                 CAPITAL      LARGE CAP    MID CAP    SMALL CAP      GROWTH AND
                                                               APPRECIATION    GROWTH      GROWTH      GROWTH          INCOME
                                                               ---------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............................ $        969  $     1,752  $  (6,694) $   (15,705) $             370
  Net realized gain (loss) on investments in portfolio
    shares ...................................................      139,339        6,556    (15,312)     402,208                502
  Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      189,731       79,581    111,695     (220,486)             6,487
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      330,039       87,889     89,689      166,017              7,359
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ........      118,703       79,915     24,589       61,721              3,174
  Contract redemptions .......................................     (113,759)    (109,882)   (61,841)     (94,690)               (35)
  Net transfers (including mortality transfers) ..............      (68,235)     (85,869)    14,588     (102,414)            22,162
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................      (63,291)    (115,836)   (22,664)    (135,383)            25,301
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...................      266,748      (27,947)    67,025       30,634             32,660
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    1,952,864    1,057,024    615,894    1,530,668             31,444
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ............................... $  2,219,612  $ 1,029,077  $ 682,919  $ 1,561,302  $          64,104
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================
                                                                                                          COLUMBIA
                                                                                                           FUNDS
                                                                                                          VARIABLE
                                                                                                           SERIES
                                AMERICAN CENTURY VARIABLE PORTFOLIOS                                       TRUST
-----------------------------------------------------------------------------------------------------   -------------
                                                         LARGE                                          CVP SELIGMAN
              INCOME &    INFLATION                     COMPANY                                            GLOBAL
 BALANCED      GROWTH     PROTECTION   INTERNATIONAL     VALUE       ULTRA       VALUE        VISTA      TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------

$    2,420   $    2,686   $    2,893   $       6,077   $      49   $      --   $   14,078   $      --   $         --

     1,165        1,246        1,201           7,054          26         157        7,303         578            986
---------------------------------------------------------------------------------------------------------------------
     1,255        1,440        1,692            (977)         23        (157)       6,775        (578)          (986)
---------------------------------------------------------------------------------------------------------------------

     1,804       (2,199)         225         (40,571)         11         109      (15,048)     (1,200)          (258)

        --           --          326              --          --          --           --          --             --

        --           --        2,279              --          --          --           --          --            190
---------------------------------------------------------------------------------------------------------------------
     1,804       (2,199)       2,830         (40,571)         11         109      (15,048)     (1,200)           (68)
---------------------------------------------------------------------------------------------------------------------

     8,101       15,941        2,690         167,903         320       1,388       99,123       9,205          5,307
---------------------------------------------------------------------------------------------------------------------
$   11,160   $   15,182   $    7,212   $     126,355   $     354   $   1,340   $   90,850   $   7,427   $      4,253
=====================================================================================================================

=====================================================================================================================
                                                                                                          COLUMBIA
                                                                                                            FUNDS
                                                                                                          VARIABLE
                                                                                                           SERIES
                                AMERICAN CENTURY VARIABLE PORTFOLIOS                                        TRUST
-----------------------------------------------------------------------------------------------------   -------------
                                                         LARGE                                          CVP SELIGMAN
              INCOME &    INFLATION                     COMPANY                                            GLOBAL
 BALANCED      GROWTH     PROTECTION   INTERNATIONAL     VALUE       ULTRA       VALUE        VISTA      TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------

$    1,255   $    1,440   $    1,692   $        (977)  $      23   $    (157)  $    6,775   $    (578)  $       (986)
     1,804       (2,199)       2,830         (40,571)         11         109      (15,048)     (1,200)           (68)

     8,101       15,941        2,690         167,903         320       1,388       99,123       9,205          5,307
---------------------------------------------------------------------------------------------------------------------
    11,160       15,182        7,212         126,355         354       1,340       90,850       7,427          4,253
---------------------------------------------------------------------------------------------------------------------

    19,682        3,898        8,028          37,580          --         438       41,307       1,099          4,584
    (7,224)      (5,673)      (2,050)         (8,539)         --          --      (29,216)       (311)        (3,198)
     2,049       15,914       (3,052)        (57,162)         --      10,897      (25,250)     (9,041)        (2,578)
---------------------------------------------------------------------------------------------------------------------

    14,507       14,139        2,926         (28,121)         --      11,335      (13,159)     (8,253)        (1,192)
---------------------------------------------------------------------------------------------------------------------
    25,667       29,321       10,138          98,234         354      12,675       77,691        (826)         3,061
---------------------------------------------------------------------------------------------------------------------
    94,482      107,798      113,980         661,355       2,325       9,664      683,218      52,508         89,229
---------------------------------------------------------------------------------------------------------------------
$  120,149   $  137,119   $  124,118   $     759,589   $   2,679   $  22,339   $  760,909   $  51,682   $     92,290
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                          DIREXION       DREYFUS
                                                         INSURANCE     INVESTMENT                                 DREYFUS VARIABLE
                                                           TRUST       PORTFOLIOS                                  INVESTMENT FUND
                                                        --------------------------                                -----------------
                                                                          SMALL        DREYFUS
                                                                           CAP        SOCIALLY        DREYFUS
                                                         DYNAMIC VP       STOCK      RESPONSIBLE       STOCK        INTERNATIONAL
                                                          HY BOND         INDEX        GROWTH          INDEX            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ................................  $     1,718   $        764  $      15,815  $    141,853   $          3,086
Expenses:
   Mortality and expense risk fees ...................          466          1,152         19,932        69,877                959
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .................        1,252           (388)        (4,117)       71,976              2,127
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................          (43)          (563)        56,506       114,294             (9,887)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ................................           --            889             --         7,401                 --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ................................           --          5,042             --       337,013                 --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments
     in portfolio shares .............................          (43)         5,368         56,506       458,708             (9,887)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..................................        2,346          4,516        137,231       389,915             17,658
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations .................................  $     3,555   $      9,496  $     189,620  $    920,599   $          9,898
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                          DIREXION       DREYFUS
                                                         INSURANCE     INVESTMENT                                 DREYFUS VARIABLE
                                                           TRUST       PORTFOLIOS                                  INVESTMENT FUND
                                                       ----------------------------                               -----------------
                                                                          SMALL        DREYFUS
                                                                           CAP        SOCIALLY        DREYFUS
                                                         DYNAMIC VP       STOCK      RESPONSIBLE       STOCK        INTERNATIONAL
                                                          HY BOND         INDEX        GROWTH          INDEX            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................  $     1,252   $       (388) $      (4,117) $     71,976   $          2,127
   Net realized gain (loss) on investments
     in portfolio shares .............................          (43)         5,368         56,506       458,708             (9,887)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ................................        2,346          4,516        137,231       389,915             17,658
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...............................        3,555          9,496        189,620       920,599              9,898
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ............................        4,095          9,866        206,377       194,787              8,579
   Contract redemptions ..............................           --         (3,851)      (158,837)     (536,159)           (12,530)
   Net transfers (including mortality
     transfers) ......................................       19,135         71,617         (1,239)     (237,945)           (10,967)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ............       23,230         77,632         46,301      (579,317)           (14,918)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........       26,785         87,128        235,921       341,282             (5,020)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................       24,560         53,589      1,779,058     6,487,330            101,363
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .......................  $    51,345   $    140,717  $   2,014,979  $  6,828,612   $         96,343
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
     FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)*
-------------------------------------  -----------------------------------------------------------------------------------------
   HIGH                                  ALL-ASSET      ALL-ASSET      ALL-ASSET        CLS           MULTI-
  INCOME                   MANAGED      AGGRESSIVE    CONSERVATIVE     MODERATE      ADVISORONE        HEDGE           RYDEX
 BOND II   KAUFMANN II  VOLATILITY II  STRATEGY (b)*  STRATEGY (b)*  STRATEGY (b)*  AMERIGO (b)*  STRATEGIES (b)*  BANKING (c)*
--------------------------------------------------------------------------------------------------------------------------------

$  37,492  $        --  $       8,447  $          35  $          37  $         659  $         --  $            40  $          4
    4,726        1,234          2,969             23             23            384             7               74            25
--------------------------------------------------------------------------------------------------------------------------------
   32,766       (1,234)         5,478             12             14            275            (7)             (34)          (21)
--------------------------------------------------------------------------------------------------------------------------------

    6,238         (293)        11,138             --             (9)            66            (4)             265          (369)

       --           --             --             --             --             --            --               --             1

       --           --         16,963             --             --             --            44               --             1
--------------------------------------------------------------------------------------------------------------------------------
    6,238         (293)        28,101             --             (9)            66            40              265          (367)
--------------------------------------------------------------------------------------------------------------------------------

   19,006       19,656         (1,937)           164              4          2,850            52             (157)          114
--------------------------------------------------------------------------------------------------------------------------------
 $ 58,010  $    18,129  $      31,642  $         176  $           9  $       3,191  $         85  $            74  $       (274)
================================================================================================================================

================================================================================================================================
     FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)*
-------------------------------------  -----------------------------------------------------------------------------------------
   HIGH                                  ALL-ASSET      ALL-ASSET      ALL-ASSET        CLS           MULTI-
  INCOME                   MANAGED      AGGRESSIVE    CONSERVATIVE     MODERATE      ADVISORONE        HEDGE           RYDEX
 BOND II   KAUFMANN II  VOLATILITY II  STRATEGY (b)*  STRATEGY (b)*  STRATEGY (b)*  AMERIGO (b)*  STRATEGIES (b)*  BANKING (c)*
--------------------------------------------------------------------------------------------------------------------------------

$  32,766  $    (1,234) $       5,478  $          12  $          14  $         275  $         (7) $           (34) $        (21)
    6,238         (293)        28,101             --             (9)            66            40              265          (367)

   19,006       19,656         (1,937)           164              4          2,850            52             (157)          114
--------------------------------------------------------------------------------------------------------------------------------
   58,010       18,129         31,642            176              9          3,191            85               74          (274)
--------------------------------------------------------------------------------------------------------------------------------

   21,290        5,598         23,622              1             --          4,036             2            1,781           356
  (77,929)     (10,085)       (31,565)            --             --            (35)           --             (627)         (279)
   85,854       (1,066)        29,859          1,000          1,991             --            --           (1,967)          290
--------------------------------------------------------------------------------------------------------------------------------

   29,215       (5,553)        21,916          1,001          1,991          4,001             2             (813)          367
--------------------------------------------------------------------------------------------------------------------------------
   87,225       12,576         53,558          1,177          2,000          7,192            87             (739)           93
--------------------------------------------------------------------------------------------------------------------------------
  405,735      114,424        261,434          1,382            480         34,443           695            8,010         1,984
--------------------------------------------------------------------------------------------------------------------------------
 $492,960  $   127,000  $     314,992  $       2,559  $       2,480  $      41,635  $        782  $         7,271  $      2,077
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                      RYDEX                               RYDEX           RYDEX          RYDEX
                                                      BASIC             RYDEX          COMMODITIES       CONSUMER       DOW 2X
                                                  MATERIALS (c)*  BIOTECHNOLOGY (c)*  STRATEGY (c)*   PRODUCTS (c)*  STRATEGY (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ..........................  $           --  $               --  $          --  $        1,656  $          --
Expenses:
   Mortality and expense risk fees .............           2,206               3,477             81           1,249            959
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........          (2,206)             (3,477)           (81)            407           (959)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........         (34,462)             31,856           (342)          1,233         14,307
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ..........................           6,972                  --             --              --             --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ..........................           9,638                  --             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments
       in portfolio shares .....................         (17,852)             31,856           (342)          1,233         14,307
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................          35,691              25,607           (267)          7,686          2,517
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations ................................  $       15,633  $           53,986  $        (690) $        9,326  $      15,865
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                      RYDEX                               RYDEX           RYDEX          RYDEX
                                                      BASIC             RYDEX          COMMODITIES       CONSUMER       DOW 2X
                                                  MATERIALS (c)*  BIOTECHNOLOGY (c)*  STRATEGY (c)*   PRODUCTS (c)*  STRATEGY (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............  $       (2,206) $           (3,477) $         (81) $          407  $        (959)
   Net realized gain (loss) on
     investments in portfolio shares ...........         (17,852)             31,856           (342)          1,233         14,307
   Net change in unrealized
     appreciation (depreciation) of
     investments in portfolio shares ...........          35,691              25,607           (267)          7,686          2,517
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets from operations ..................          15,633              53,986           (690)          9,326         15,865
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ......................          31,560               8,067          6,433          16,097          1,546
   Contract redemptions ........................         (40,623)             (9,522)            --          (1,797)        (1,860)
   Net transfers (including
     mortality transfers) ......................         (55,030)            380,681         (2,476)        (10,628)       (43,080)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets from contract
       owners' transactions ....................         (64,093)            379,226          3,957           3,672        (43,394)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets ...........................         (48,460)            433,212          3,267          12,998        (27,529)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................         229,055             109,543          4,631         118,521         99,310
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .................  $      180,595  $          542,755  $       7,898  $      131,519  $      71,781
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 RYDEX                                    RYDEX
                                  RYDEX          RYDEX           RYDEX        GOVERNMENT       RYDEX                     INVERSE
     RYDEX          RYDEX         ENERGY      EUROPE 1.25X     FINANCIAL    LONG BOND 1.2X    HEALTH        RYDEX         DOW 2X
ELECTRONICS (c)*  ENERGY (c)*  SERVICES (c)*  STRATEGY (c)*  SERVICES (c)*   STRATEGY (c)*   CARE (c)*  INTERNET (c)*  STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------

$             --  $        --  $          --  $         364  $          32  $          691  $       --  $          --  $         --

              92        6,055          8,513            364            125             964         439            137            67
------------------------------------------------------------------------------------------------------------------------------------
             (92)      (6,055)        (8,513)            --            (93)           (273)       (439)          (137)          (67)
------------------------------------------------------------------------------------------------------------------------------------

         (11,998)     (14,592)      (128,645)          (846)           284           1,071      (1,093)          (574)          786

              --       18,870          2,160             --             --          15,958          --             --            --

              --       64,340        117,709             --             --           6,308          --          3,874            --
------------------------------------------------------------------------------------------------------------------------------------
         (11,998)      68,618         (8,776)          (846)           284          23,337      (1,093)         3,300           786
------------------------------------------------------------------------------------------------------------------------------------

          12,584      (56,756)        15,860          7,726          1,540         (29,564)      6,539         (1,411)        1,433
------------------------------------------------------------------------------------------------------------------------------------
$            494  $     5,807  $      (1,429) $       6,880  $       1,731  $       (6,500) $    5,007  $       1,752  $      2,152
====================================================================================================================================

====================================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 RYDEX                                     RYDEX
                                  RYDEX          RYDEX           RYDEX        GOVERNMENT       RYDEX                      INVERSE
     RYDEX          RYDEX         ENERGY      EUROPE 1.25X     FINANCIAL    LONG BOND 1.2X    HEALTH        RYDEX          DOW 2X
ELECTRONICS (c)*  ENERGY (c)*  SERVICES (c)*  STRATEGY (c)*  SERVICES (c)*   STRATEGY (c)*   CARE (c)*  INTERNET (c)*  STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------

$            (92) $    (6,055) $      (8,513) $          --  $         (93) $         (273) $     (439) $        (137) $        (67)
         (11,998)      68,618         (8,776)          (846)           284          23,337      (1,093)         3,300           786

          12,584      (56,756)        15,860          7,726          1,540         (29,564)      6,539         (1,411)        1,433
------------------------------------------------------------------------------------------------------------------------------------
             494        5,807         (1,429)         6,880          1,731          (6,500)      5,007          1,752         2,152
------------------------------------------------------------------------------------------------------------------------------------

              --       33,372         59,375              1          1,849             163         467            131         1,170
              --      (19,887)       (12,918)           (17)            --            (120)    (14,618)            --           (20)
         (12,886)       1,574       (332,878)           973          3,097        (138,555)     (3,610)           360       (21,749)
------------------------------------------------------------------------------------------------------------------------------------

         (12,886)      15,059       (286,421)           957          4,946        (138,512)    (17,761)           491       (20,599)
------------------------------------------------------------------------------------------------------------------------------------
         (12,392)      20,866       (287,850)         7,837          6,677        (145,012)    (12,754)         2,243       (18,447)
------------------------------------------------------------------------------------------------------------------------------------
          12,493      556,520      1,017,352         33,573          4,485         231,950      44,841         11,607        19,685
------------------------------------------------------------------------------------------------------------------------------------
$            101  $   577,386  $     729,502  $      41,410  $      11,162  $       86,938  $   32,087  $      13,850  $      1,238
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  ----------------------------------------------------------------------------------
                                                  RYDEX INVERSE       RYDEX           RYDEX             RYDEX             RYDEX
                                                   GOVERNMENT        INVERSE         INVERSE           INVERSE           INVERSE
                                                    LONG BOND        MID-CAP      NASDAQ-100(R)    RUSSELL 2000(R)       S&P 500
                                                  STRATEGY (c)*   STRATEGY (c)*   STRATEGY (c)*     STRATEGY (c)*     STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ........................... $          --   $          --   $          --   $              --   $          --
Expenses:
   Mortality and expense risk fees ..............            83               3              28                  47             344
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ............           (83)             (3)            (28)                (47)           (344)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ............        (1,071)           (468)         (2,823)             (1,582)         (2,409)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ...........................            --              --              --                  --              --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ...........................            --              --              --                  --              --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .........................        (1,071)           (468)         (2,823)             (1,582)         (2,409)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ........................................           390             229              68                  41          (4,726)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations ................................. $        (764)  $        (242)  $      (2,783)  $          (1,588)  $      (7,479)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  ----------------------------------------------------------------------------------
                                                  RYDEX INVERSE       RYDEX           RYDEX             RYDEX             RYDEX
                                                   GOVERNMENT        INVERSE         INVERSE           INVERSE           INVERSE
                                                    LONG BOND        MID-CAP      NASDAQ-100(R)    RUSSELL 2000(R)       S&P 500
                                                  STRATEGY (c)*   STRATEGY (c)*   STRATEGY (c)*     STRATEGY (c)*     STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............. $         (83)  $          (3)  $         (28)  $             (47)  $        (344)
   Net realized gain (loss) on investments in
     portfolio shares ...........................        (1,071)           (468)         (2,823)             (1,582)         (2,409)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .....................................           390             229              68                  41          (4,726)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ...............................          (764)           (242)         (2,783)             (1,588)         (7,479)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ..................................            (1)             --              --                 300             868
   Contract redemptions .........................        (4,159)             --              --                  --            (947)
   Net transfers (including mortality
     transfers) .................................        (1,026)         (1,849)              8              (4,120)        (17,954)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owners' transactions ..............        (5,186)         (1,849)              8              (3,820)        (18,033)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets ........        (5,950)         (2,091)         (2,775)             (5,408)        (25,512)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................         9,552           2,113           2,779               6,543          54,701
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .................. $       3,602   $          22   $           4   $           1,135   $      29,189
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                RYDEX
     RYDEX                     MID CAP                            RYDEX                    RYDEX        RYDEX
   JAPAN 2X       RYDEX         1.5X           RYDEX          NASDAQ-100(R)     RYDEX    PRECIOUS       REAL           RYDEX
 STRATEGY (c)* LEISURE (c)* STRATEGY (c)* NASDAQ-100(R) (c)* 2X STRATEGY (c)* NOVA (c)* METALS (c)*  ESTATE (c)*  RETAILING (c)*
---------------------------------------------------------------------------------------------------------------------------------

$           -- $         -- $          -- $               -- $             -- $      -- $        --  $     1,087  $           --

           120          161           194              2,098            3,703        84       7,043          844             259
---------------------------------------------------------------------------------------------------------------------------------
          (120)        (161)         (194)            (2,098)          (3,703)      (84)     (7,043)         243            (259)
---------------------------------------------------------------------------------------------------------------------------------

          (635)         450         2,696              6,301           73,142         4    (116,670)        (375)          3,731

            --           --            --                 --               --        --          --           --              --

            --           --            --                 --               --        --      65,192           --              --
---------------------------------------------------------------------------------------------------------------------------------
          (635)         450         2,696              6,301           73,142         4     (51,478)        (375)          3,731
---------------------------------------------------------------------------------------------------------------------------------

         1,564        2,656         1,121             13,737          (18,974)    1,389      25,687       10,467          (1,006)
---------------------------------------------------------------------------------------------------------------------------------
$          809 $      2,945 $       3,623 $           17,940 $         50,465 $   1,309 $   (32,834) $    10,335  $        2,466
=================================================================================================================================

=================================================================================================================================

                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                RYDEX
     RYDEX                     MID CAP                            RYDEX                    RYDEX        RYDEX
   JAPAN 2X       RYDEX         1.5X           RYDEX          NASDAQ-100(R)     RYDEX    PRECIOUS       REAL           RYDEX
 STRATEGY (c)* LEISURE (c)* STRATEGY (c)* NASDAQ-100(R) (c)* 2X STRATEGY (c)* NOVA (c)* METALS (c)*  ESTATE (c)*  RETAILING (c)*
---------------------------------------------------------------------------------------------------------------------------------

$         (120)$       (161)$        (194)$           (2,098)$         (3,703)$     (84)$    (7,043) $       243  $         (259)
          (635)         450         2,696              6,301           73,142         4     (51,478)        (375)          3,731

         1,564        2,656         1,121             13,737          (18,974)    1,389      25,687       10,467          (1,006)
---------------------------------------------------------------------------------------------------------------------------------
           809        2,945         3,623             17,940           50,465     1,309     (32,834)      10,335           2,466
---------------------------------------------------------------------------------------------------------------------------------

             1           (2)          781              4,382           24,440        --      14,989        1,644              --
           (19)          --            --            (15,188)         (40,775)       --     (61,625)      (4,752)             --
        (6,208)      (5,816)      (16,837)           111,456              165     4,901      86,441      (13,274)         (2,301)
---------------------------------------------------------------------------------------------------------------------------------

        (6,226)      (5,818)      (16,056)           100,650          (16,170)    4,901      39,805      (16,382)         (2,301)
---------------------------------------------------------------------------------------------------------------------------------
        (5,417)      (2,873)      (12,433)           118,590           34,295     6,210       6,971       (6,047)            165
---------------------------------------------------------------------------------------------------------------------------------
        14,131       16,122        21,741            124,469          231,573     5,787     686,533       70,932          21,654
---------------------------------------------------------------------------------------------------------------------------------
$        8,714 $     13,249 $       9,308 $          243,059 $        265,868 $  11,997 $   693,504  $    64,885  $       21,819
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                            -----------------------------------------------------------------------
                                                                RYDEX           RYDEX          RYDEX         RYDEX        RYDEX
                                                               RUSSELL         RUSSELL        S&P 500       S&P 500      S&P 500
                                                             2000(R) 1.5X    2000(R) 2X         2X           PURE         PURE
                                                            STRATEGY (c)*   STRATEGY (c)*  STRATEGY (c)*  GROWTH (c)*  VALUE (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ..................................... $           --  $          --  $          --  $        --  $       164
Expenses:
   Mortality and expense risk fees ........................          1,352          2,810            788        1,122          419
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................         (1,352)        (2,810)          (788)      (1,122)        (255)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .....................................         15,561         37,812          8,867        1,110        1,714
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................             --             --             --           --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................             --             --             --        1,008           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .............................................         15,561         37,812          8,867        2,118        1,714
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................          9,338         50,638          6,869       11,998        7,151
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    from operations ....................................... $       23,547  $      85,640  $      14,948  $    12,994  $     8,610
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012


===================================================================================================================================
                                                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                            -----------------------------------------------------------------------
                                                                RYDEX           RYDEX          RYDEX         RYDEX        RYDEX
                                                               RUSSELL         RUSSELL        S&P 500       S&P 500      S&P 500
                                                             2000(R) 1.5X    2000(R) 2X         2X           PURE         PURE
                                                            STRATEGY (c)*   STRATEGY (c)*  STRATEGY (c)*  GROWTH (c)*  VALUE (c)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................ $       (1,352) $      (2,810) $        (788) $    (1,122) $      (255)
   Net realized gain (loss) on investments in
     portfolio shares .....................................         15,561         37,812          8,867        2,118        1,714
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ....          9,338         50,638          6,869       11,998        7,151
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................         23,547         85,640         14,948       12,994        8,610
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....          1,546          4,074          7,087        1,680        1,340
   Contract redemptions ...................................            (30)       (20,870)           (60)         (20)          --
   Net transfers (including mortality transfers) ..........        (88,595)      (315,344)        20,338        5,311      (17,743)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .....................        (87,079)      (332,140)        27,365        6,971      (16,403)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................        (63,532)      (246,500)        42,313       19,965       (7,793)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................        144,108        363,634         22,978      101,755       48,576
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .............................. $       80,576  $     117,134  $      65,291  $   121,720  $    40,783
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   RYDEX      RYDEX       RYDEX        RYDEX         RYDEX                                               RYDEX
S&P MIDCAP  S&P MIDCAP S&P SMALLCAP S&P SMALLCAP STRENGTHENING                                           U.S.
 400 PURE    400 PURE    600 PURE     600 PURE     DOLLAR 2X        RYDEX             RYDEX           GOVERNMENT         RYDEX
GROWTH (c)* VALUE (c)* GROWTH (c)*   VALUE (c)*  STRATEGY (c)* TECHNOLOGY (c)* TRANSPORTATION (c)* MONEY MARKET (c)* UTILITIES (c)*
------------------------------------------------------------------------------------------------------------------------------------

$        -- $       -- $         -- $         -- $          -- $            -- $                -- $               6 $        4,974

      1,294        460          287          416            30              77                  76             2,328          1,936
------------------------------------------------------------------------------------------------------------------------------------
     (1,294)      (460)        (287)        (416)          (30)            (77)                (76)           (2,322)         3,038
------------------------------------------------------------------------------------------------------------------------------------

    (18,396)     1,845           28       (8,700)       (1,326)           (350)                669                --          6,019

         --         --           --           --            --              --                  --                 1             --

     22,877         --           --           --            --           1,610                  --                --             --
------------------------------------------------------------------------------------------------------------------------------------
      4,481      1,845           28       (8,700)       (1,326)          1,260                 669                 1          6,019
------------------------------------------------------------------------------------------------------------------------------------

     14,907      4,113        2,837       13,406           (58)           (921)                115                --        (10,917)
------------------------------------------------------------------------------------------------------------------------------------
$    18,094 $    5,498 $      2,578 $      4,290 $      (1,414)$           262 $               708 $          (2,321)$       (1,860)
====================================================================================================================================

====================================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   RYDEX      RYDEX       RYDEX        RYDEX         RYDEX                                               RYDEX
S&P MIDCAP  S&P MIDCAP S&P SMALLCAP S&P SMALLCAP STRENGTHENING                                           U.S.
 400 PURE    400 PURE    600 PURE     600 PURE     DOLLAR 2X        RYDEX             RYDEX           GOVERNMENT         RYDEX
GROWTH (c)* VALUE (c)* GROWTH (c)*   VALUE (c)*  STRATEGY (c)* TECHNOLOGY (c)* TRANSPORTATION (c)* MONEY MARKET (c)* UTILITIES (c)*
------------------------------------------------------------------------------------------------------------------------------------

$    (1,294)$     (460)$       (287)$       (416)$         (30)$           (77)$               (76)$          (2,322)$        3,038
      4,481      1,845           28       (8,700)       (1,326)          1,260                 669                 1          6,019

     14,907      4,113        2,837       13,406           (58)           (921)                115                --        (10,917)
------------------------------------------------------------------------------------------------------------------------------------
     18,094      5,498        2,578        4,290        (1,414)            262                 708            (2,321)        (1,860)
------------------------------------------------------------------------------------------------------------------------------------

      2,127      1,092        1,391        1,508           130           1,645                  (1)               (7)         8,510
         --         --           --      (14,262)           --             (20)                 --           (13,670)       (15,304)
   (103,909)   (27,240)      (1,022)     (54,322)        1,991           1,902              (9,819)         (298,780)       (61,516)
------------------------------------------------------------------------------------------------------------------------------------

   (101,782)   (26,148)         369      (67,076)        2,121           3,527              (9,820)         (312,457)       (68,310)
------------------------------------------------------------------------------------------------------------------------------------
    (83,688)   (20,650)       2,947      (62,786)          707           3,789              (9,112)         (314,778)       (70,170)
------------------------------------------------------------------------------------------------------------------------------------
    122,152     45,408       26,818       95,637         2,047           5,104              10,394           456,932        242,893
------------------------------------------------------------------------------------------------------------------------------------
$    38,464 $   24,758 $     29,765 $     32,851 $       2,754 $         8,893 $             1,282 $         142,154 $      172,723
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                GUGGENHEIM
                                                                            VARIABLE INSURANCE
                                                                          FUNDS (CONTINUED) (a)*    INVESCO VARIABLE INSURANCE FUNDS
                                                                       ---------------------------- --------------------------------
                                                                           RYDEX
                                                                         WEAKENING                                          GLOBAL
                                                                         DOLLAR 2X     LONG SHORT     CORE    DIVERSIFIED   HEALTH
                                                                       STRATEGY (c)*  EQUITY (b,k)*  EQUITY  DIVIDEND (d)*   CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............. $         --   $        --   $   739  $       27    $     --
Expenses:
  Mortality and expense risk fees ....................................           14           133       755         172        772
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ..................................          (14)         (133)      (16)       (145)      (772)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..............................................         (389)          958       454       5,309      1,430
  Net realized short-term capital gain distributions from investments
    in portfolio shares ..............................................           --            --        --          --         --
  Net realized long-term capital gain distributions from investments
    in portfolio shares ..............................................           --            --        --          --         --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares ......         (389)          958       454       5,309      1,430
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ................................................          200          (512)    8,466      (2,014)    12,516
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .............. $       (203)  $       313   $ 8,904  $    3,150    $13,174
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                GUGGENHEIM
                                                                            VARIABLE INSURANCE
                                                                          FUNDS (CONTINUED) (a)*    INVESCO VARIABLE INSURANCE FUNDS
                                                                       ---------------------------- --------------------------------
                                                                           RYDEX
                                                                         WEAKENING                                          GLOBAL
                                                                         DOLLAR 2X     LONG SHORT     CORE    DIVERSIFIED   HEALTH
                                                                       STRATEGY (c)*  EQUITY (b,k)*  EQUITY  DIVIDEND (d)*   CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................................... $        (14)   $      (133)  $   (16) $     (145)  $   (772)
  Net realized gain (loss) on investments in portfolio shares ........         (389)           958       454       5,309      1,430
  Net change in unrealized appreciation (depreciation) of investments
    in portfolio shares ..............................................          200           (512)    8,466      (2,014)    12,516
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ............         (203)           313     8,904       3,150     13,174
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ................           (1)         5,543     2,748         422      5,435
  Contract redemptions ...............................................           --             --    (2,793)    (26,035)       (98)
  Net transfers (including mortality transfers) ......................       (2,292)        (3,945)     (481)    (25,967)    12,091
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..................................       (2,293)         1,598      (526)    (51,580)    17,428
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ............................       (2,496)         1,911     8,378     (48,430)    30,602
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................        2,529         11,231    70,048      50,007     65,076
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ........................................ $         33    $    13,142   $78,426  $    1,577   $ 95,678
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                        INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                            JANUS ASPEN SERIES - INSTITUTIONAL
-------------------------------------------------------------------------------------------   --------------------------------------
   GLOBAL                      MID CAP
    REAL          HIGH          CORE           MONEY                          VALUE
   ESTATE         YIELD        EQUITY       MARKET (e)*     TECHNOLOGY   OPPORTUNITIES (f)*    BALANCED     ENTERPRISE      FORTY
------------------------------------------------------------------------------------------------------------------------------------

$     4,871    $    6,994     $      --     $       543     $      --        $       719      $  12,116     $       --    $   1,214

      8,212         1,521           360          21,898           124                533          4,522         47,775        1,317
------------------------------------------------------------------------------------------------------------------------------------
     (3,341)        5,473          (360)        (21,355)         (124)               186          7,594        (47,775)        (103)
------------------------------------------------------------------------------------------------------------------------------------

     32,156          (200)          (91)             --             1              6,904         13,992        397,155        5,906

         --            --            --              --            --                 --             --             --           --

         --            --           306              --            --                 --         35,301             --           --
------------------------------------------------------------------------------------------------------------------------------------
     32,156          (200)          215              --             1              6,904         49,293        397,155        5,906
------------------------------------------------------------------------------------------------------------------------------------

    161,714        16,869         3,410               0           976                539           (679)       342,935        8,818
------------------------------------------------------------------------------------------------------------------------------------
$   190,529    $   22,142     $   3,265     $   (21,355)    $     853        $     7,629      $  56,208     $  692,315    $  14,621
====================================================================================================================================

====================================================================================================================================
                        INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                            JANUS ASPEN SERIES - INSTITUTIONAL
--------------------------------------------------------------------------------------------  --------------------------------------
   GLOBAL                      MID CAP
    REAL          HIGH          CORE           MONEY                          VALUE
   ESTATE         YIELD        EQUITY       MARKET (e)*     TECHNOLOGY   OPPORTUNITIES (f)*    BALANCED     ENTERPRISE      FORTY
------------------------------------------------------------------------------------------------------------------------------------

$    (3,341)   $  5,473       $    (360)    $    (21,355)   $    (124)       $       186      $    7,594    $   (47,775)  $    (103)
     32,156        (200)            215               --            1              6,904          49,293        397,155       5,906

    161,714      16,869           3,410               --          976                539            (679)       342,935       8,818
------------------------------------------------------------------------------------------------------------------------------------
    190,529      22,142           3,265          (21,355)         853              7,629          56,208        692,315      14,621
------------------------------------------------------------------------------------------------------------------------------------

     98,292       2,092             992          126,714          965              1,888          24,108        142,797      14,225
    (37,941)     (4,653)           (790)        (190,079)          --                 --        (185,538)      (398,017)    (19,966)
     66,313     148,333          (6,018)       3,394,077        1,117             (9,064)        117,820       (284,345)    107,450
------------------------------------------------------------------------------------------------------------------------------------

    126,664     145,772          (5,816)       3,330,712        2,082             (7,176)        (43,610)      (539,565)    101,709
------------------------------------------------------------------------------------------------------------------------------------
    317,193     167,914          (2,551)       3,309,357        2,935                453          12,598        152,750     116,330
------------------------------------------------------------------------------------------------------------------------------------
    679,200     108,887          39,467               --       10,031             44,856         467,352      4,463,425      48,413
------------------------------------------------------------------------------------------------------------------------------------
$   996,393    $276,801       $  36,916     $  3,309,357    $  12,966        $    45,309      $  479,950    $ 4,616,175   $ 164,743
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                       JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)      SERIES
                                                                      -------------------------------------------------  -----------
                                                                                                 PERKINS                  EMERGING
                                                                                                 MID CAP     GLOBAL        MARKETS
                                                                          JANUS      OVERSEAS     VALUE   RESEARCH (l)*    EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ............. $   20,950   $    8,901   $    600    $   44,340   $   19,557
Expenses:
  Mortality and expense risk fees ...................................     37,734       12,612        606        51,047       13,085
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .................................    (16,784)      (3,711)        (6)       (6,707)       6,472
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .............................................    155,404       30,605      1,058      (227,168)      79,140
  Net realized short-term capital gain distributions from
    investments in portfolio shares .................................         --           --         --            --           --
  Net realized long-term capital gain distributions from investments
    in portfolio shares .............................................     63,910      134,889      3,720            --       14,199
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares .....    219,314      165,494      4,778      (227,168)      93,339
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ...............................................    389,626      (26,761)       802     1,118,804      130,359
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ............. $  592,156   $  135,022   $  5,574    $  884,929   $  230,170
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                        JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)     SERIES
                                                                       ------------------------------------------------  -----------
                                                                                                 PERKINS                  EMERGING
                                                                                                 MID CAP     GLOBAL        MARKETS
                                                                          JANUS      OVERSEAS     VALUE   RESEARCH (l)*    EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................................... $  (16,784)  $   (3,711)  $     (6)   $   (6,707)  $    6,472
  Net realized gain (loss) on investments in portfolio shares .......    219,314      165,494      4,778      (227,168)      93,339
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .................................    389,626      (26,761)       802     1,118,804      130,359
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...........    592,156      135,022      5,574       884,929      230,170
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...............    184,128      128,285      6,078       256,941       59,312
  Contract redemptions ..............................................   (282,089)     (50,458)        --      (417,458)    (104,671)
  Net transfers (including mortality transfers) .....................   (123,230)    (115,949)   (13,438)     (257,810)    (125,797)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .................................  (221,191)     (38,122)    (7,360)     (418,327)    (171,156)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ...........................    370,965       96,900     (1,786)      466,602       59,014
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................  3,436,588    1,174,366     58,428     4,869,381    1,219,145
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ....................................... $3,807,553   $1,271,266   $ 56,642    $5,335,983   $1,278,159
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                              LEGG MASON PARTNERS
  LAZARD RETIREMENT SERIES (CONTINUED)               LEGG MASON PARTNERS VARIABLE EQUITY TRUST               VARIABLE INCOME TRUST
---------------------------------------    -------------------------------------------------------------   -------------------------
                   US                                                                                        WESTERN       WESTERN
               SMALL-MID         US        CLEARBRIDGE      CLEARBRIDGE      CLEARBRIDGE     CLEARBRIDGE      ASSET         ASSET
INTERNATIONAL     CAP         STRATEGIC    AGGRESSIVE          EQUITY          ALL CAP        LARGE CAP    GLOBAL HIGH    STRATEGIC
    EQUITY       EQUITY        EQUITY        GROWTH         INCOME (m)*       VALUE (n)*       GROWTH       YIELD BOND      BOND
------------------------------------------------------------------------------------------------------------------------------------

  $      907   $       --     $     339     $     115       $       414      $      141       $       61    $   2,856     $   2,001

         572        3,809           321           252               134              74               55          314           903
------------------------------------------------------------------------------------------------------------------------------------
         335       (3,809)           18          (137)              280              67                6        2,542         1,098
------------------------------------------------------------------------------------------------------------------------------------

     (19,085)      26,273           284           300                11              (6)              54          178         4,280

          --       17,716            --            --                --              --               56           --            --

          --       89,356            --         1,055                --              --              521           --            --
------------------------------------------------------------------------------------------------------------------------------------
     (19,085)     133,345           284         1,355                11              (6)             631          178         4,280
------------------------------------------------------------------------------------------------------------------------------------

      31,057      (97,445)        3,403         2,327             1,303             800              299        2,133         1,407
------------------------------------------------------------------------------------------------------------------------------------
  $   12,307   $   32,091     $   3,705     $   3,545       $     1,594      $      861       $      936    $   4,853     $   6,785
====================================================================================================================================

====================================================================================================================================
                                                                                                              LEGG MASON PARTNERS
  LAZARD RETIREMENT SERIES (CONTINUED)               LEGG MASON PARTNERS VARIABLE EQUITY TRUST               VARIABLE INCOME TRUST
---------------------------------------    -------------------------------------------------------------   -------------------------
                   US                                                                                        WESTERN       WESTERN
               SMALL-MID         US        CLEARBRIDGE      CLEARBRIDGE      CLEARBRIDGE     CLEARBRIDGE      ASSET         ASSET
INTERNATIONAL     CAP         STRATEGIC    AGGRESSIVE          EQUITY          ALL CAP        LARGE CAP    GLOBAL HIGH    STRATEGIC
    EQUITY       EQUITY        EQUITY        GROWTH         INCOME (m)*       VALUE (n)*       GROWTH       YIELD BOND      BOND
------------------------------------------------------------------------------------------------------------------------------------

$       335    $   (3,809)    $      18     $     (137)      $      280      $       67       $       6     $   2,542     $   1,098
    (19,085)      133,345           284          1,355               11              (6)            631           178         4,280

     31,057       (97,445)        3,403          2,327            1,303             800             299         2,133         1,407
------------------------------------------------------------------------------------------------------------------------------------
     12,307        32,091         3,705          3,545            1,594             861             936         4,853         6,785
------------------------------------------------------------------------------------------------------------------------------------

        876        31,482         1,195          1,636              899           1,080              95         7,332         4,137
    (32,033)      (26,542)           --         (3,490)              --              --            (403)       (7,882)      (54,791)
     (6,484)      (26,399)       (6,355)         5,905               --           1,032           3,469        25,180        (2,242)
------------------------------------------------------------------------------------------------------------------------------------

    (37,641)      (21,459)       (5,160)         4,051              899           2,112           3,161        24,630       (52,896)
------------------------------------------------------------------------------------------------------------------------------------
    (25,334)       10,632        (1,455)         7,596            2,493           2,973           4,097        29,483       (46,111)
------------------------------------------------------------------------------------------------------------------------------------
     83,671       366,000        32,335         20,519           11,895           5,555           5,363        13,173       109,261
------------------------------------------------------------------------------------------------------------------------------------
$    58,337    $  376,632     $  30,880     $   28,115       $   14,388      $    8,528       $   9,460     $  42,656     $  63,150
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                         LORD ABBETT SERIES FUND   NEUBERGER BERMAN MANAGEMENT TRUST
                                                                       --------------------------- ---------------------------------
                                                                       CALIBRATED                                          MID CAP
                                                                        DIVIDEND      GROWTH AND   LARGE CAP    MID CAP   INTRINSIC
                                                                       GROWTH (o)*      INCOME     VALUE (g)*   GROWTH    VALUE (h)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............. $     2,370    $     6,276   $  1,039   $     --   $     316
Expenses:
  Mortality and expense risk fees ....................................         866          6,216      2,503        161         448
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ..................................       1,504             60     (1,464)      (161)       (132)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..............................................       6,725        (27,585)        47        119       3,844
  Net realized short-term capital gain distributions from investments
    in portfolio shares ..............................................          --             --         --         --          --
  Net realized long-term capital gain distributions from investments
    in portfolio shares ..............................................          --             --         --         --      13,594
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares ......       6,725        (27,585)        47        119      17,438
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ................................................         985         94,572     37,434      1,698     (11,206)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .............. $     9,214    $    67,047   $ 36,017   $  1,656   $   6,100
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                         LORD ABBETT SERIES FUND   NEUBERGER BERMAN MANAGEMENT TRUST
                                                                       --------------------------- ---------------------------------
                                                                       CALIBRATED                                          MID CAP
                                                                        DIVIDEND      GROWTH AND   LARGE CAP    MID CAP   INTRINSIC
                                                                       GROWTH (o)*      INCOME     VALUE (g)*   GROWTH    VALUE (h)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................................... $     1,504    $        60   $ (1,464)  $   (161)  $    (132)
  Net realized gain (loss) on investments in portfolio shares ........       6,725        (27,585)        47        119      17,438
  Net change in unrealized appreciation (depreciation) of investments
    in portfolio shares ..............................................         985         94,572     37,434      1,698     (11,206)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ............       9,214         67,047     36,017      1,656       6,100
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ................       7,194         54,219     20,995      3,599          --
  Contract redemptions ...............................................        (425)       (52,590)   (51,457)        --      (1,718)
  Net transfers (including mortality transfers) ......................     (19,573)       (46,053)   (10,067)    (7,645)     (9,390)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..................................     (12,804)       (44,424)   (40,529)    (4,046)    (11,108)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ............................      (3,590)        22,623     (4,512)    (2,390)     (5,008)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      82,806        624,268    260,628     16,577      39,513
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period .......................................... $    79,216    $   646,891   $256,116   $ 14,187   $  34,505
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
            NEUBERGER BERMAN                              NORTHERN LIGHTS
 ADVISERS MANAGEMENT TRUST (CONTINUED)                    VARIABLE TRUST                         PIMCO VARIABLE INSURANCE TRUST
---------------------------------------    ---------------------------------------------     ---------------------------------------
   SHORT                                                                         JNF                        COMMODITY-     EMERGING
  DURATION      SMALL-CAP     SOCIALLY        JNF               JNF             MONEY           ALL         REALRETURN      MARKETS
   BOND          GROWTH      RESPONSIVE     BALANCED           EQUITY        MARKET (i)*       ASSET         STRATEGY        BOND
------------------------------------------------------------------------------------------------------------------------------------

$     5,008    $       --     $     16      $  82,281       $   292,103      $       31       $ 11,173      $     426     $   4,539

      1,773           353           71         69,090           489,254          20,149          1,741            154           925
------------------------------------------------------------------------------------------------------------------------------------
      3,235          (353)         (55)        13,191          (197,151)        (20,118)         9,432            272         3,614
------------------------------------------------------------------------------------------------------------------------------------

     (2,981)         (435)           1        161,766         1,179,165              --            782           (773)        3,007

         --            --           --             --                --              --             --            494            --

         --            --           --             --                --              --             --             60            --
------------------------------------------------------------------------------------------------------------------------------------
     (2,981)         (435)           1        161,766         1,179,165              --            782           (219)        3,007
------------------------------------------------------------------------------------------------------------------------------------

      6,133         2,388          701        461,356         8,087,067              --         11,621             96         7,300
------------------------------------------------------------------------------------------------------------------------------------
$     6,387    $    1,600     $    647      $ 636,313       $ 9,069,081      $  (20,118)      $ 21,835      $     149     $  13,921
====================================================================================================================================

====================================================================================================================================
            NEUBERGER BERMAN                              NORTHERN LIGHTS
 ADVISERS MANAGEMENT TRUST (CONTINUED)                    VARIABLE TRUST                         PIMCO VARIABLE INSURANCE TRUST
---------------------------------------    ---------------------------------------------     ---------------------------------------
   SHORT                                                                         JNF                        COMMODITY-     EMERGING
  DURATION      SMALL-CAP     SOCIALLY        JNF               JNF             MONEY           ALL         REALRETURN      MARKETS
   BOND          GROWTH      RESPONSIVE     BALANCED           EQUITY        MARKET (i)*       ASSET         STRATEGY        BOND
------------------------------------------------------------------------------------------------------------------------------------

$     3,235    $     (353)    $    (55)    $    13,191      $  (197,151)     $   (20,118)     $  9,432      $     272     $   3,614
     (2,981)         (435)           1         161,766        1,179,165               --           782           (219)        3,007

      6,133         2,388          701         461,356        8,087,067               --        11,621             96         7,300
------------------------------------------------------------------------------------------------------------------------------------
      6,387         1,600          647         636,313        9,069,081          (20,118)       21,835            149        13,921
------------------------------------------------------------------------------------------------------------------------------------

     14,807           966          480         198,572          949,424           44,378         2,267          2,293         3,122
    (39,513)         (675)         (15)     (1,148,214)      (6,083,217)        (219,202)          (70)            --        (9,515)
    (30,643)        4,950          223        (189,684)      (2,656,240)      (5,353,242)       89,918         (2,445)       (1,916)
------------------------------------------------------------------------------------------------------------------------------------

    (55,349)        5,241          688      (1,139,326)      (7,790,033)      (5,528,066)       92,115           (152)       (8,309)
------------------------------------------------------------------------------------------------------------------------------------
    (48,962)        6,841        1,335        (503,013)       1,279,048       (5,548,184)      113,950             (3)        5,612
------------------------------------------------------------------------------------------------------------------------------------
    208,981        28,509        6,364       6,692,219       59,417,896        5,548,184       164,138         16,668        83,872
------------------------------------------------------------------------------------------------------------------------------------
$   160,019    $   35,350     $  7,699     $ 6,189,206      $60,696,944      $        --      $278,088      $  16,665     $  89,484
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                        -----------------------------------------------------------
                                                                         FOREIGN
                                                                           BOND       GLOBAL                 LONG-TERM
                                                                        US DOLLAR-     BOND        HIGH         US          LOW
                                                                          HEDGED     UNHEDGED     YIELD     GOVERNMENT   DURATION
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ............... $       280  $   1,126   $  2,403   $    3,560   $   1,499
Expenses:
  Mortality and expense risk fees .....................................         130        736        417        1,674         793
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................................         150        390      1,986        1,886         706
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in portfolio
    shares ............................................................         135       (684)      (159)      18,551         134
  Net realized short-term capital gain distributions from investments
    in portfolio shares ...............................................         718      3,738         --        8,759          --
  Net realized long-term capital gain distributions from investments
    in portfolio shares ...............................................          79      1,444         --        1,937          --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares .......         932      4,498       (159)      29,247         134
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares .................................................         173     (1,273)     3,361      (28,052)      2,831
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ............... $     1,255  $   3,615   $  5,188   $    3,081   $   3,671
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                        -----------------------------------------------------------
                                                                          FOREIGN
                                                                           BOND       GLOBAL                 LONG-TERM
                                                                        US DOLLAR-     BOND        HIGH         US          LOW
                                                                          HEDGED     UNHEDGED     YIELD     GOVERNMENT   DURATION
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ....................................  $     150    $    390    $  1,986   $    1,886   $     706
  Net realized gain (loss) on investments in portfolio shares ........        932       4,498        (159)      29,247         134
  Net change in unrealized appreciation (depreciation) of investments
    in portfolio shares ..............................................        173      (1,273)      3,361      (28,052)      2,831
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ............      1,255       3,615       5,188        3,081       3,671
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ................        792      15,411       7,899        2,092       2,996
  Contract redemptions ...............................................     (1,743)        (40)     (9,468)     (60,705)     (2,707)
  Net transfers (including mortality transfers) ......................     15,947      27,041      10,993      (77,407)        757
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions ...................................................     14,996      42,412       9,424     (136,020)      1,046
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ............................     16,251      46,027      14,612     (132,939)      4,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      6,460      44,398      32,384      242,905      73,478
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period ..........................................  $  22,711    $ 90,425    $ 46,996   $  109,966   $  78,195
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
           PIMCO VARIABLE
     INSURANCE TRUST (CONTINUED)                                  PIONEER VARIABLE CONTRACTS TRUST
---------------------------------------   --------------------------------------------------------------------------------
    REAL        SHORT-          TOTAL      EMERGING      EQUITY                   DISCIPLINED       HIGH        MID CAP
   RETURN        TERM          RETURN      MARKETS       INCOME        FUND        VALUE (j)*      YIELD         VALUE
--------------------------------------------------------------------------------------------------------------------------

$    12,009    $     536     $   21,222   $      429    $  12,766    $   1,751      $     6      $    8,248    $      311

     11,192          606          8,315        1,958        3,359        1,357            6           1,590           302
--------------------------------------------------------------------------------------------------------------------------
        817          (70)        12,907       (1,529)       9,407          394           --           6,658             9
--------------------------------------------------------------------------------------------------------------------------

     18,834          248            806      (19,595)        (565)         426           --          (7,581)       (1,325)

     54,226           76         17,366           --           --           --           --              --            --

      5,320           14            503        6,349           --        4,524           --           4,041            --
--------------------------------------------------------------------------------------------------------------------------
     78,380          338         18,675      (13,246)        (565)       4,950           --          (3,540)       (1,325)
--------------------------------------------------------------------------------------------------------------------------

      2,530          788         34,587       32,387       19,101        5,553           50          16,416         4,084
--------------------------------------------------------------------------------------------------------------------------
$    81,727    $   1,056     $   66,169   $   17,612    $  27,943    $  10,897      $    50      $   19,534    $    2,768
==========================================================================================================================

==========================================================================================================================
           PIMCO VARIABLE
     INSURANCE TRUST (CONTINUED)                                  PIONEER VARIABLE CONTRACTS TRUST
---------------------------------------   --------------------------------------------------------------------------------
    REAL        SHORT-         TOTAL       EMERGING      EQUITY                   DISCIPLINED       HIGH        MID CAP
   RETURN        TERM          RETURN      MARKETS       INCOME        FUND        VALUE (j)*      YIELD         VALUE
--------------------------------------------------------------------------------------------------------------------------

$       817    $     (70)    $   12,907   $   (1,529)   $   9,407    $     394      $    --      $    6,658    $        9
     78,380          338         18,675      (13,246)        (565)       4,950           --          (3,540)       (1,325)

      2,530          788         34,587       32,387       19,101        5,553           50          16,416         4,084
--------------------------------------------------------------------------------------------------------------------------
     81,727        1,056         66,169       17,612       27,943       10,897           50          19,534         2,768
--------------------------------------------------------------------------------------------------------------------------

     74,049       11,944         31,338        3,663        7,313       13,590           50           3,091         1,665
   (105,360)     (25,381)      (113,544)      (3,423)         (75)      (1,800)          --        (120,382)           --
     26,909         (358)       583,767     (110,311)      12,581        3,378          130          15,787       (19,765)
--------------------------------------------------------------------------------------------------------------------------

     (4,402)     (13,795)       501,561     (110,071)      19,819       15,168          180        (101,504)      (18,100)
--------------------------------------------------------------------------------------------------------------------------
     77,325      (12,739)       567,730      (92,459)      47,762       26,065          230         (81,970)      (15,332)
--------------------------------------------------------------------------------------------------------------------------
  1,080,998       60,782        754,990      220,200      301,724      118,785          460         210,101        33,508
--------------------------------------------------------------------------------------------------------------------------
$ 1,158,323    $  48,043     $1,322,720   $  127,741    $ 349,486    $ 144,850      $   690      $  128,131    $   18,176
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                         PIONEER
                                                                        VARIABLE                               THIRD
                                                                        CONTRACTS                              AVENUE
                                                                          TRUST              ROYCE            VARIABLE     VAN ECK
                                                                       (CONTINUED)       CAPITAL FUND       SERIES TRUST  VIP TRUST
                                                                       -----------   ---------------------  ------------  ----------
                                                                        STRATEGIC                                          EMERGING
                                                                         INCOME      MICRO-CAP   SMALL-CAP     VALUE       MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............. $     1,154    $     --   $     483    $    6,467  $      --
Expenses:
  Mortality and expense risk fees ....................................         244       4,554       4,809         7,271      4,532
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ..................................         910      (4,554)     (4,326)         (804)    (4,532)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..............................................         699      72,791      56,818       (47,642)    17,644
  Net realized short-term capital gain distributions from investments
    in portfolio shares ..............................................          --          --          --            --         --
  Net realized long-term capital gain distributions from investments
    in portfolio shares ..............................................         184       9,697      11,110            --         --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares ......         883      82,488      67,928       (47,642)    17,644
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ................................................       1,187     (50,443)    (12,269)      215,205     95,327
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ............ $     2,980    $ 27,491   $  51,333    $  166,759  $ 108,439
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                         PIONEER
                                                                        VARIABLE                               THIRD
                                                                        CONTRACTS                              AVENUE
                                                                          TRUST              ROYCE            VARIABLE     VAN ECK
                                                                       (CONTINUED)       CAPITAL FUND       SERIES TRUST  VIP TRUST
                                                                       -----------   ---------------------  ------------  ----------
                                                                        STRATEGIC                                          EMERGING
                                                                         INCOME      MICRO-CAP   SMALL-CAP     VALUE       MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................................... $       910   $  (4,554)  $  (4,326)   $     (804) $  (4,532)
  Net realized gain (loss) on investments in portfolio shares ........         883      82,488      67,928       (47,642)    17,644
  Net change in unrealized appreciation (depreciation) of investments
    in portfolio shares ..............................................       1,187     (50,443)    (12,269)      215,205     95,327
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ............       2,980      27,491      51,333       166,759    108,439
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ................       1,607      31,816      33,150        29,709     21,649
  Contract redemptions ...............................................     (26,192)    (27,160)    (44,344)      (16,157)   (21,767)
  Net transfers (including mortality transfers) ......................      34,206    (142,127)   (109,973)      (50,429)  (135,804)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..................................       9,621    (137,471)   (121,167)      (36,877)  (135,922)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ............................      12,601    (109,980)    (69,834)      129,882    (27,483)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      14,280     444,630     493,209       625,939    425,604
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ........................................ $    26,881   $ 334,650   $ 423,375    $  755,821  $ 398,121
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================
                                                  WELLS FARGO
      VAN ECK VIP TRUST (CONTINUED)            ADVANTAGE VT FUNDS
------------------------------------------  ------------------------
  UNCONSTRAINED     GLOBAL      MULTI-
    EMERGING         HARD      MANAGER                                  COMBINED
MARKETS BOND (p)*   ASSETS   ALTERNATIVES    DISCOVERY   OPPORTUNITY      TOTAL
--------------------------------------------------------------------  -------------

    $       1,720  $  3,446   $       --    $       --   $   990      $    897,715

              740     5,720           407         5,667      10,365      1,110,282
--------------------------------------------------------------------  -------------
              980    (2,274)         (407)       (5,667)     (9,375)      (212,567)
--------------------------------------------------------------------  -------------

              495     27,953          648        21,573      18,300      2,190,100

               --     11,249           --            --          --        171,449

            1,085    37,226            --            --         363      1,433,035
--------------------------------------------------------------------  -------------
            1,580    76,428           648        21,573      18,663      3,794,584
--------------------------------------------------------------------  -------------

              567   (61,127)         (185)       68,179     125,082     12,525,264
--------------------------------------------------------------------  -------------
    $       3,127  $ 13,027   $        56   $    84,085  $  134,370   $ 16,107,281
====================================================================  =============

===================================================================================
                                                  WELLS FARGO
      VAN ECK VIP TRUST (CONTINUED)            ADVANTAGE VT FUNDS
------------------------------------------  ------------------------
  UNCONSTRAINED     GLOBAL      MULTI-
    EMERGING         HARD      MANAGER                                 COMBINED
MARKETS BOND (p)*   ASSETS   ALTERNATIVES    DISCOVERY   OPPORTUNITY    TOTAL
--------------------------------------------------------------------  -------------

   $          980  $ (2,274)  $      (407)  $    (5,667) $   (9,375)  $   (212,567)
            1,580    76,428           648        21,573      18,663      3,794,584

              567   (61,127)         (185)       68,179     125,082     12,525,264
--------------------------------------------------------------------  -------------
            3,127    13,027            56        84,085     134,370     16,107,281
--------------------------------------------------------------------  -------------

            4,870    25,302           498        29,132      58,153      3,948,654
           (9,520)   (6,884)       (1,739)      (35,466)    (89,516)   (11,737,109)
          (17,807)  (68,737)      (32,715)      (14,116)    (98,269)    (6,885,956)
--------------------------------------------------------------------  -------------

          (22,457)  (50,319)      (33,956)      (20,450)   (129,632)   (14,674,411)
--------------------------------------------------------------------  -------------
          (19,330)  (37,292)      (33,900)       63,635       4,738      1,432,870
--------------------------------------------------------------------  -------------
           85,614   577,534        58,690       510,324   1,013,253    119,814,647
--------------------------------------------------------------------  -------------
   $       66,284  $540,242    $   24,790  $    573,959  $1,017,991   $121,247,517
====================================================================  =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust.

      The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code. On December 30, 2011, a group of investors, along with certain members of management of JNFC, consummated an $83 million management buyout (the "Transaction"), the proceeds of which were used to acquire the outstanding shares of JNFC and contribute $20,660,000 of capital to the Company.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Pursuant to the Transaction, the Company is indemnified for certain liabilities by the selling shareholders until December 30, 2014.

      Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account C's contracts, is involved in any litigation that is material in relation to total assets or Account C.

      The following investment subaccounts are available to new investors as of December 31, 2013:

THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST
      CVP Seligman Global Technology Fund

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      High Income Bond Fund II
      Kaufmann Fund II
      Managed Volatility Fund II

GUGGENHEIM VARIABLE INSURANCE FUNDS
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Long Short Equity Fund
      Multi-Hedge Strategies Fund
      Rydex Banking Fund
      Rydex Basic Materials Fund
      Rydex Biotechnology Fund
      Rydex Commodities Strategy Fund
      Rydex Consumer Products Fund
      Rydex Dow 2X Strategy Fund
      Rydex Electronics Fund
      Rydex Energy Fund
      Rydex Energy Services Fund
      Rydex Europe 1.25X Strategy Fund
      Rydex Financial Services Fund
      Rydex Government Long Bond 1.2X Strategy Fund
      Rydex Health Care Fund
      Rydex Internet Fund
      Rydex Inverse Dow 2X Strategy Fund
      Rydex Inverse Government Long Bond Strategy Fund
      Rydex Inverse Mid-Cap Strategy Fund
      Rydex Inverse NASDAQ-100(R) Strategy Fund
      Rydex Inverse Russell 2000(R) Strategy Fund
      Rydex Inverse S&P 500 Strategy Fund
      Rydex Japan 2X Strategy Fund
      Rydex Leisure Fund
      Rydex Mid Cap 1.5X Strategy Fund
      Rydex NASDAQ-100(R) Fund
      Rydex NASDAQ-100(R) 2X Strategy Fund
      Rydex Nova Fund
      Rydex Precious Metals Fund
      Rydex Real Estate Fund
      Rydex Retailing Fund
      Rydex Russell 2000(R) 1.5X Strategy Fund
      Rydex Russell 2000(R) 2X Strategy Fund
      Rydex S&P 500 2X Strategy Fund
      Rydex S&P 500 Pure Growth Fund
      Rydex S&P 500 Pure Value Fund
      Rydex S&P MidCap 400 Pure Growth Fund
      Rydex S&P MidCap 400 Pure Value Fund
      Rydex S&P SmallCap 600 Pure Growth Fund
      Rydex S&P SmallCap 600 Pure Value Fund
      Rydex Strengthening Dollar 2X Strategy Fund
      Rydex Technology Fund
      Rydex Telecommunications Fund
      Rydex Transportation Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
      Rydex Utilities Fund
      Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS
      Core Equity Fund Series I
      Diversified Dividend Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Money Market Fund Series I
      Technology Fund Series I
      Value Opportunities Fund Series I

JANUS ASPEN SERIES - INSTITUTIONAL
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Global Research Portfolio
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Equity Portfolio
      International Equity Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Variable Aggressive Growth Portfolio
      ClearBridge Variable All Cap Value Portfolio
      ClearBridge Variable Equity Income Portfolio
      ClearBridge Variable Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
      Calibrated Dividend Growth Portfolio
      Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Large Cap Value Portfolio
      Mid Cap Growth Portfolio
      Mid Cap Intrinsic Value Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Real Return Portfolio
      Short-Term Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Disciplined Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

VAN ECK VIP TRUST
      Emerging Markets Fund
      Global Hard Assets Fund
      Multi-Manager Alternatives Fund
      Unconstrained Emerging Markets Bond Fund

WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

      In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about balance sheet offsetting. ASU 2011-11 will require enhanced quantitative disclosures that will enable users to evaluate the effect of netting arrangements on an entity's statement of assets and liabilities, including the effect of rights of setoff associated with certain financial and derivative instruments. Account C adopted ASU 2011-11 on January 1, 2013 and the implementation of the standard did not have a material impact on Account C's financial statements.

      In May 2011, the FASB issued ASU No. 2011-4, Fair Value Measurement (Topic
820). The ASU generally aligns the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. ASU 2011-4 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amendment is effective on a prospective

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

basis for interim and annual reporting periods beginning after December 15, 2011. Account C's adoption of this standard in 2012 did not have a material impact on Account C's financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

      Account C does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage for the year ended December 31, 2013 resulted in expense of $1,389 and income of $2,418 for the year ended December 31, 2012.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      Account C values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account C's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

      o  Level 1-    Valuations based on quoted prices in active markets for
                     identical investments.

      o  Level 2-    Valuations based on (i) quoted prices in markets that are
                     not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

      o  Level 3-    Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

      The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

      Investments in registered investment companies are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account C includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy. Prior to 2013, the Account classified its investments in registered investment companies as Level 2. The fair value of investments of registered investment companies at December 31, 2012 has been reclassified from Level 2 to Level 1.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

                          FAIR VALUE MEASUREMENTS USING
---------------------------------------------------------------------------------
                                     QUOTED PRICES     SIGNIFICANT
                                       IN ACTIVE          OTHER      SIGNIFICANT
                                      MARKETS FOR      OBSERVABLE    UNOBSERVABLE
                     TOTAL AS OF    IDENTICAL ASSETS     INPUTS         INPUTS
                     12/31/2013        (LEVEL 1)        (LEVEL 2)     (LEVEL 3)
---------------------------------------------------------------------------------
Assets:
  Mutual Funds:
---------------------------------------------------------------------------------
Balanced ........   $   7,750,208   $      7,750,208       $--           $--
---------------------------------------------------------------------------------
Bond ............       3,430,926          3,430,926        --            --
---------------------------------------------------------------------------------
Money Market ....       3,120,108          3,120,108        --            --
---------------------------------------------------------------------------------
Stock ...........     127,733,160        127,733,160        --            --
---------------------------------------------------------------------------------
                    $ 142,034,392   $    142,034,392        --            --
                    =============================================================

      Account C's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:

                FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2013
----------------------------------------------------------------------------------------
                                                              REDEMPTION       OTHER
                     FAIR VALUE     UNFUNDED    REDEMPTION      NOTICE       REDEMPTION
INVESTMENT           USING NAV     COMMITMENT   FREQUENCY      PERIOD*      RESTRICTIONS
----------------------------------------------------------------------------------------
Mutual Funds:
----------------------------------------------------------------------------------------
Balanced            $  7,750,208      N/A          Daily      0 - 90 days       None
----------------------------------------------------------------------------------------
Bond                   3,430,926      N/A          Daily      0 - 90 days       None
----------------------------------------------------------------------------------------
Money Market           3,120,108      N/A          Daily         None           None
----------------------------------------------------------------------------------------
Stock                127,733,160      N/A          Daily      0 - 90 days       None
----------------------------------------------------------------------------------------
                    $142,034,392
                    ============

* Varies by individual fund.

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $ 12,963,950 and $17,390,777 for the years ended December 31, 2013 and 2012, respectively. The aggregate proceeds from sales of investments in portfolio shares were $ 24,117,802 and $30,673,270 for the years ended December 31, 2013 and 2012, respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the JNF Equity, of the Northern Lights Series Trust, which is 0.69 percent. These fees were $1,170,432 and $1,110,282 for the years ended December 31, 2013 and 2012, respectively.

      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $43,194 and $45,370 for the years ended December 31, 2013 and 2012, respectively.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                 UNITS                ------------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                (000s)   UNIT VALUES     (000s)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation Portfolio
     December 31, 2013 ........................................    386      $7.43        $2,889      33.87%       0.39%        1.00%
     December 31, 2012 ........................................    396       5.55         2,220      17.09%       1.05%        1.00%
     December 31, 2011 ........................................    408       4.74         1,953      -1.25%       0.11%        1.00%
     December 31, 2010 ........................................    410       4.80         1,990      12.94%       0.40%        1.00%
     December 31, 2009 ........................................    440       4.25         1,898      49.65%       0.00%        1.00%
  Large Cap Growth Portfolio
     December 31, 2013 ........................................    470       2.75         1,290      34.15%       0.80%        1.00%
     December 31, 2012 ........................................    501       2.05         1,029       8.47%       1.17%        1.00%
     December 31, 2011 ........................................    560       1.89         1,057      -1.05%       1.01%        1.00%
     December 31, 2010 ........................................    593       1.91         1,135      11.70%       0.74%        1.00%
     December 31, 2009 ........................................    651       1.71         1,111      46.15%       0.65%        1.00%
  Mid Cap Growth Portfolio
     December 31, 2013 ........................................    218       3.66           801      34.56%       0.32%        1.00%
     December 31, 2012 ........................................    251       2.72           683      14.77%       0.00%        1.00%
     December 31, 2011 ........................................    260       2.37           616      -9.20%       0.34%        1.00%
     December 31, 2010 ........................................    296       2.61           773      18.10%       0.00%        1.00%
     December 31, 2009 ........................................    295       2.21           651      50.34%       0.00%        1.00%
  Small Cap Growth Portfolio
     December 31, 2013 ........................................    655       2.89         1,890      33.18%       0.00%        1.00%
     December 31, 2012 ........................................    719       2.17         1,561      11.28%       0.00%        1.00%
     December 31, 2011 ........................................    785       1.95         1,531      -3.94%       0.00%        1.00%
     December 31, 2010 ........................................    862       2.03         1,754      23.78%       0.00%        1.00%
     December 31, 2009 ........................................    904       1.64         1,483      43.86%       0.00%        1.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
  Growth and Income Portfolio
     December 31, 2013 ........................................     31       1.86            57      33.81%       1.50%        1.00%
     December 31, 2012 ........................................     46       1.39            64      16.81%       1.64%        1.00%
     December 31, 2011 ........................................     26       1.19            31       5.31%       1.27%        1.00%
     December 31, 2010 ........................................     20       1.13            23      11.88%       0.00%        1.00%
     December 31, 2009 ........................................     17       1.01            17      18.82%       4.30%        1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  Balanced Fund
     December 31, 2013 ........................................      9      16.03           144      16.24%       1.60%        1.00%
     December 31, 2012 ........................................      9      13.79           120      10.76%       2.09%        1.00%
     December 31, 2011 ........................................      8      12.45            94       4.27%       1.71%        1.00%
     December 31, 2010 ........................................      7      11.94            89      10.45%       1.91%        1.00%
     December 31, 2009 ........................................      7      10.81            72      14.39%       5.17%        1.00%
  Income & Growth Fund
     December 31, 2013 ........................................     99       1.85           183      35.04%       2.24%        1.00%
     December 31, 2012 ........................................    100       1.37           137      13.22%       2.17%        1.00%
     December 31, 2011 ........................................     89       1.21           108       2.54%       1.58%        1.00%
     December 31, 2010 ........................................     81       1.18            96      12.38%       1.52%        1.00%
     December 31, 2009 ........................................     82       1.05            86      16.67%       4.66%        1.00%
  Inflation Protection Fund
     December 31, 2013 ........................................      7      13.68            98      -9.40%       1.40%        1.00%
     December 31, 2012 ........................................      8      15.10           124       6.34%       2.42%        1.00%
     December 31, 2011 ........................................      8      14.20           114      10.68%       4.75%        1.00%
     December 31, 2010 ........................................      3      12.83            35       4.06%       1.65%        1.00%
     December 31, 2009 ........................................      3      12.33            34       9.12%       1.15%        1.00%
  International Fund
     December 31, 2013 ........................................    316       2.23           703      21.20%       1.97%        1.00%
     December 31, 2012 ........................................    413       1.84           760      20.26%       0.87%        1.00%
     December 31, 2011 ........................................    432       1.53           661     -13.07%       1.53%        1.00%
     December 31, 2010 ........................................    518       1.76           911      12.10%       2.28%        1.00%
     December 31, 2009 ........................................    533       1.57           836      33.05%       2.21%        1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                 UNITS                 ----------    TOTAL       INCOME     EXPENSE
FUND DESCRIPTION                                                 (000s)  UNIT VALUES     (000s)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
  Large Company Value Fund
     December 31, 2013 ........................................    --      $11.42       $  3          29.92%        1.52%      1.00%
     December 31, 2012 ........................................    --        8.79          3          15.35%        1.93%      1.00%
     December 31, 2011 ........................................    --        7.62          2           0.00%        1.64%      1.00%
     December 31, 2010 ........................................    --        7.62          2           9.96%        1.55%      1.00%
     December 31, 2009 ........................................    --        6.93          2          18.87%        7.10%      1.00%
  Ultra Fund
     December 31, 2013 ........................................     2       15.70         34          35.70%        0.38%      1.00%
     December 31, 2012 ........................................     2       11.57         22          12.88%        0.00%      1.00%
     December 31, 2011 ........................................     1       10.25         10           0.00%        0.00%      1.00%
     December 31, 2010 ........................................     4       10.25         40          14.91%        0.48%      1.00%
     December 31, 2009 ........................................    --        8.92         --          33.13%        0.00%      1.00%
  Value Fund
     December 31, 2013 ........................................   291        3.35        975          30.35%        1.66%      1.00%
     December 31, 2012 ........................................   296        2.57        761          13.22%        1.94%      1.00%
     December 31, 2011 ........................................   301        2.27        683           0.00%        2.02%      1.00%
     December 31, 2010 ........................................   329        2.27        746          12.38%        2.22%      1.00%
     December 31, 2009 ........................................   333        2.02        672          18.82%        5.70%      1.00%
  Vista Fund
     December 31, 2013 ........................................     3       12.61         36          28.80%        0.00%      1.00%
     December 31, 2012 ........................................     5        9.79         52          14.50%        0.00%      1.00%
     December 31, 2011 ........................................     6        8.55         53          -8.85%        0.00%      1.00%
     December 31, 2010 ........................................     7        9.38         67          22.77%        0.00%      1.00%
     December 31, 2009 ........................................     8        7.64         62          21.27%        0.00%      1.00%
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology Portfolio
     December 31, 2013 ........................................   122        0.91        113          24.66%        0.00%      1.00%
     December 31, 2012 ........................................   124        0.73         92           5.80%        0.00%      1.00%
     December 31, 2011 ........................................   127        0.69         89          -8.00%        0.00%      1.00%
     December 31, 2010 ........................................    67        0.75         51          15.38%        0.00%      1.00%
     December 31, 2009 ........................................    98        0.65         65          58.54%        0.00%      1.00%
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond Fund
     December 31, 2013 ........................................     3       12.33         40           2.92%        3.06%     1.00%
     December 31, 2012 ........................................     4       11.98         51           8.03%        3.70%     1.00%
     December 31, 2011 ........................................     2       11.09         25           3.94%        9.95%     1.00%
     December 31, 2010 ........................................     5       10.67         58           2.99%        3.78%     1.00%
     December 31, 2009 ........................................     3       10.36         34           8.71%        3.33%     1.00%
THE DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index Portfolio
     December 31, 2013 ........................................     5       21.52        103          39.29%        1.25%      1.00%
     December 31, 2012 ........................................     9       15.45        141          14.61%        0.66%      1.00%
     December 31, 2011 ........................................     4       13.48         54          -0.44%        0.97%      1.00%
     December 31, 2010 ........................................     7       13.54         97          24.56%        0.35%      1.00%
     December 31, 2009 ........................................     8       10.87         89          23.80%        0.56%      1.00%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2013 ........................................   764        3.15      2,421          33.47%        1.24%      1.00%
     December 31, 2012 ........................................   845        2.36      2,015          10.80%        0.80%      1.00%
     December 31, 2011 ........................................   825        2.13      1,779          -0.47%        0.89%      1.00%
     December 31, 2010 ........................................   866        2.14      1,872          13.83%        0.90%      1.00%
     December 31, 2009 ........................................   961        1.88      1,827          32.39%        0.95%      1.00%
DREYFUS STOCK INDEX FUND
     December 31, 2013 ........................................ 2,126        3.87      8,365          30.74%        1.84%      1.00%
     December 31, 2012 ........................................ 2,267        2.96      6,829          14.29%        2.04%      1.00%
     December 31, 2011 ........................................ 2,466        2.59      6,487           1.17%        1.81%      1.00%
     December 31, 2010 ........................................ 2,878        2.56      7,500          13.27%        1.82%      1.00%
     December 31, 2009 ........................................ 3,103        2.26      7,134          25.56%        2.08%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                 UNITS                 ----------   TOTAL       INCOME     EXPENSE
FUND DESCRIPTION                                                 (000s)  UNIT VALUES     (000s)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
  International Value Portfolio
     December 31, 2013 ........................................   59        $1.73        $102        21.83%        1.99%       1.00%
     December 31, 2012 ........................................   68         1.42          96        11.81%        3.24%       1.00%
     December 31, 2011 ........................................   80         1.27         101       -19.11%        2.29%       1.00%
     December 31, 2010 ........................................   87         1.57         137         3.29%        2.03%       1.00%
     December 31, 2009 ........................................  107         1.52         163        29.91%        3.92%       1.00%
FEDERATED INSURANCE SERIES:
  High Income Bond Fund II
     December 31, 2013 ........................................  166         3.04         504         5.92%        6.88%       1.00%
     December 31, 2012 ........................................  172         2.87         493        13.44%        7.97%       1.00%
     December 31, 2011 ........................................  161         2.53         406         4.12%        9.80%       1.00%
     December 31, 2010 ........................................  225         2.43         546        13.55%        8.89%       1.00%
     December 31, 2009 ........................................  242         2.14         521        51.77%        9.23%       1.00%
  Kaufmann Fund II
     December 31, 2013 ........................................   11        14.78         157        38.26%        0.00%       1.00%
     December 31, 2012 ........................................   12        10.69         127        15.82%        0.00%       1.00%
     December 31, 2011 ........................................   12         9.23         114       -14.30%        0.74%       1.00%
     December 31, 2010 ........................................   31        10.77         332        16.56%        0.00%       1.00%
     December 31, 2009 ........................................   30         9.24         278        27.80%        0.00%       1.00%
  Managed Volatility Fund II
     December 31, 2013 ........................................  131         2.58         344        20.56%        2.82%       1.00%
     December 31, 2012 ........................................  145         2.14         315        12.04%        2.86%       1.00%
     December 31, 2011 ........................................  135         1.91         261         3.80%        4.22%       1.00%
     December 31, 2010 ........................................  181         1.84         337        10.84%        5.60%       1.00%
     December 31, 2009 ........................................  167         1.66         281        27.69%        4.78%       1.00%
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  CLS AdvisorOne Amerigo Fund
     December 31, 2013 ........................................   --        15.84          --        22.22%        0.00%       1.00%
     December 31, 2012 ........................................   --        12.96           1        12.60%        0.00%       1.00%
     December 31, 2011 ........................................   --        11.51           1        -8.21%        0.00%       1.00%
     December 31, 2010 ........................................    1        12.54           7        13.90%        0.12%       1.00%
     December 31, 2009 ........................................   --        11.01           5        38.14%        0.12%       1.00%
  CLS AdvisorOne Clermont Fund
     December 31, 2013 ........................................   --        12.99          --         9.07%        0.00%       1.00%
     December 31, 2012 ........................................   --        11.91          --         9.67%        0.00%       1.00%
     December 31, 2011 ........................................   --        10.86          --        -1.27%        0.00%       1.00%
     December 31, 2010 ........................................   --        11.00          --         9.89%        0.00%       1.00%
     December 31, 2009 ........................................   --        10.01          --        21.33%        0.00%       1.00%
  Long Short Equity Fund
     December 31, 2013 ........................................    8         1.88          15        16.77%        0.00%       1.00%
     December 31, 2012 ........................................    8         1.61          13         3.21%        0.00%       1.00%
     December 31, 2011 ........................................    7         1.56          11        -7.69%        0.00%       1.00%
     December 31, 2010 ........................................   39         1.69          65        10.46%        0.00%       1.00%
     December 31, 2009 ........................................   38         1.53          58        25.41%        0.08%       1.00%
  Multi-Hedge Strategies Fund
     December 31, 2013 ........................................    1         8.97           9         0.56%        0.00%       1.00%
     December 31, 2012 ........................................    1         8.92           7         1.25%        0.54%       1.00%
     December 31, 2011 ........................................    1         8.81           8         2.32%        0.00%       1.00%
     December 31, 2010 ........................................    1         8.61           5         5.13%        0.00%       1.00%
     December 31, 2009 ........................................    2         8.19          12        -4.21%        1.74%       1.00%
  Rydex Banking Fund
     December 31, 2013 ........................................   --         6.71           3        28.05%        1.28%       1.00%
     December 31, 2012 ........................................   --         5.24           2        23.00%        0.16%       1.00%
     December 31, 2011 ........................................   --         4.26           2       -23.10%        0.33%       1.00%
     December 31, 2010 ........................................    1         5.54           3        11.92%        0.11%       1.00%
     December 31, 2009 ........................................    2         4.95          12        -4.44%        0.77%       1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                 UNITS                ------------   TOTAL       INCOME     EXPENSE
FUND DESCRIPTION                                                 (000s)  UNIT VALUES     (000s)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
  Rydex Basic Materials Fund
     December 31, 2013 ........................................    8       $19.45      $  157          0.26%       0.72%       1.00%
     December 31, 2012 ........................................    9        19.40         181          9.60%       0.00%       1.00%
     December 31, 2011 ........................................   13        17.70         229        -17.29%       0.00%       1.00%
     December 31, 2010 ........................................   14        21.40         289         25.37%       0.54%       1.00%
     December 31, 2009 ........................................   14        17.07         236         53.92%       0.24%       1.00%
  Rydex Biotechnology Fund
     December 31, 2013 ........................................   40        25.38       1,014         52.71%       0.00%       1.00%
     December 31, 2012 ........................................   33        16.62         543         34.57%       0.00%       1.00%
     December 31, 2011 ........................................    9        12.35         110          9.49%       0.00%       1.00%
     December 31, 2010 ........................................    3        11.28          37          9.62%       0.00%       1.00%
     December 31, 2009 ........................................    4        10.29          37         17.20%       0.00%       1.00%
  Rydex Commodities Strategy Fund
     December 31, 2013 ........................................    2         5.24           8         -4.20%       0.00%       1.00%
     December 31, 2012 ........................................    1         5.47           8         -2.32%       0.00%       1.00%
     December 31, 2011 ........................................    1         5.60           5         -7.59%      11.63%       1.00%
     December 31, 2010 ........................................    8         6.06          46          6.88%       0.00%       1.00%
     December 31, 2009 ........................................    9         5.67          49         10.53%       0.67%       1.00%
  Rydex Consumer Products Fund
     December 31, 2013 ........................................    9        21.09         197         26.97%       1.47%       1.00%
     December 31, 2012 ........................................    8        16.61         132          8.00%       1.33%       1.00%
     December 31, 2011 ........................................    8        15.38         119         12.59%       1.71%       1.00%
     December 31, 2010 ........................................    5        13.66          72         16.16%       1.68%       1.00%
     December 31, 2009 ........................................    3        11.76          34         17.95%       1.97%       1.00%
  Rydex Dow 2X Strategy Fund
     December 31, 2013 ........................................    5        18.63         101         61.16%       0.00%       1.00%
     December 31, 2012 ........................................    6        11.56          72         15.95%       0.00%       1.00%
     December 31, 2011 ........................................   10         9.97          99          8.02%       0.00%       1.00%
     December 31, 2010 ........................................    8         9.23          72         23.40%       1.17%       1.00%
     December 31, 2009 ........................................    2         7.48          13         35.51%       0.00%       1.00%
  Rydex Electronics Fund
     December 31, 2013 ........................................   --         9.26          --         33.62%       0.00%       1.00%
     December 31, 2012 ........................................   --         6.93          --          0.14%       0.00%       1.00%
     December 31, 2011 ........................................    2         6.92          12        -17.42%       0.00%       1.00%
     December 31, 2010 ........................................    1         8.38          11          8.55%       0.00%       1.00%
     December 31, 2009 ........................................   16         7.72         125         70.04%       0.00%       1.00%
  Rydex Energy Fund
     December 31, 2013 ........................................   28        24.25         682         22.23%       0.21%       1.00%
     December 31, 2012 ........................................   29        19.84         577          1.38%       0.00%       1.00%
     December 31, 2011 ........................................   28        19.57         557         -6.77%       0.00%       1.00%
     December 31, 2010 ........................................   31        20.99         647         17.86%       0.53%       1.00%
     December 31, 2009 ........................................   29        17.81         523         37.11%       0.00%       1.00%
  Rydex Energy Services Fund
     December 31, 2013 ........................................   27        24.47         673         22.66%       0.00%       1.00%
     December 31, 2012 ........................................   36        19.95         730         -0.60%       0.00%       1.00%
     December 31, 2011 ........................................   50        20.07       1,017        -10.20%       0.00%       1.00%
     December 31, 2010 ........................................   39        22.35         896         24.79%       0.00%       1.00%
     December 31, 2009 ........................................   49        17.91         897         60.77%       0.00%       1.00%
  Rydex Europe 1.25X Strategy Fund
     December 31, 2013 ........................................    2        12.00          27         22.57%       0.13%       1.00%
     December 31, 2012 ........................................    4         9.79          41         20.42%       1.00%       1.00%
     December 31, 2011 ........................................    4         8.13          34        -15.93%       0.00%       1.00%
     December 31, 2010 ........................................    6         9.67          55        -11.69%       2.33%       1.00%
     December 31, 2009 ........................................    5        10.95          60         34.36%       5.17%       1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                 UNITS                ------------   TOTAL       INCOME     EXPENSE
FUND DESCRIPTION                                                 (000s)  UNIT VALUES     (000s)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
  Rydex Financial Services Fund
     December 31, 2013 ........................................     2      $ 9.75        $ 22        26.30%        0.73%       1.00%
     December 31, 2012 ........................................     1        7.72          11        21.38%        0.26%       1.00%
     December 31, 2011 ........................................     1        6.36           4       -15.76%        0.05%       1.00%
     December 31, 2010 ........................................     1        7.55           6        13.36%        0.91%       1.00%
     December 31, 2009 ........................................     2        6.66          13        18.51%        1.23%       1.00%
  Rydex Government Long Bond 1.2X Strategy Fund
     December 31, 2013 ........................................     9        1.42          13       -18.86%        0.80%       1.00%
     December 31, 2012 ........................................    50        1.75          87         1.74%        0.73%       1.00%
     December 31, 2011 ........................................   135        1.72         232        39.84%        1.23%       1.00%
     December 31, 2010 ........................................    29        1.23          36         9.82%        2.35%       1.00%
     December 31, 2009 ........................................    16        1.12          18       -32.53%        2.05%       1.00%
  Rydex Health Care Fund
     December 31, 2013 ........................................     3       19.77          63        40.41%        0.24%       1.00%
     December 31, 2012 ........................................     2       14.08          32        15.98%        0.00%       1.00%
     December 31, 2011 ........................................     4       12.14          45         3.67%        0.00%       1.00%
     December 31, 2010 ........................................     3       11.71          34         5.69%        0.25%       1.00%
     December 31, 2009 ........................................     6       11.08          65        23.39%        0.00%       1.00%
  Rydex Internet Fund
     December 31, 2013 ........................................     4       21.49          97        49.76%        0.00%       1.00%
     December 31, 2012 ........................................     1       14.35          14        18.11%        0.00%       1.00%
     December 31, 2011 ........................................     1       12.15          12       -12.78%        0.00%       1.00%
     December 31, 2010 ........................................     2       13.93          23        19.57%        0.00%       1.00%
     December 31, 2009 ........................................     4       11.65          48        64.08%        0.00%       1.00%
  Rydex Inverse Dow 2X Strategy Fund
     December 31, 2013 ........................................    30        1.14          34       -44.39%        0.00%       1.00%
     December 31, 2012 ........................................     1        2.05           1       -22.93%        0.00%       1.00%
     December 31, 2011 ........................................     7        2.66          20       -27.91%        0.00%       1.00%
     December 31, 2010 ........................................    39        3.69         145       -31.03%        0.00%       1.00%
     December 31, 2009 ........................................    15        5.35          83       -45.18%        0.00%       1.00%
  Rydex Inverse Government Long Bond Strategy Fund
     December 31, 2013 ........................................     7        0.43           3        16.22%        0.00%       1.00%
     December 31, 2012 ........................................    10        0.37           4        -7.50%        0.00%       1.00%
     December 31, 2011 ........................................    24        0.40          10       -31.03%        0.00%       1.00%
     December 31, 2010 ........................................    62        0.58          36       -14.71%        0.00%       1.00%
     December 31, 2009 ........................................    40        0.68          27        19.30%        0.00%       1.00%
  Rydex Inverse Mid-Cap Strategy Fund
     December 31, 2013 ........................................    --        2.47          --       -28.20%        0.00%       1.00%
     December 31, 2012 ........................................    --        3.44          --       -19.25%        0.00%       1.00%
     December 31, 2011 ........................................    --        4.26           2        -8.19%        0.00%       1.00%
     December 31, 2010 ........................................    --        4.64           2       -26.00%        0.00%       1.00%
     December 31, 2009 ........................................     1        6.27           5       -35.96%        0.00%       1.00%
  Rydex Inverse NASDAQ-100(R) Strategy Fund
     December 31, 2013 ........................................     1        2.54           3       -29.83%        0.00%       1.00%
     December 31, 2012 ........................................    --        3.62          --       -19.38%        0.00%       1.00%
     December 31, 2011 ........................................     1        4.49           3       -10.91%        0.00%       1.00%
     December 31, 2010 ........................................    --        5.04           2       -22.10%        0.00%       1.00%
     December 31, 2009 ........................................    --        6.47           3       -40.70%        0.36%       1.00%
  Rydex Inverse Russell 2000(R) Strategy Fund
     December 31, 2013 ........................................    14        2.21          32       -31.37%        0.00%       1.00%
     December 31, 2012 ........................................    --        3.22           1       -19.10%        0.00%       1.00%
     December 31, 2011 ........................................     2        3.98           7        -8.51%        0.00%       1.00%
     December 31, 2010 ........................................     1        4.35           6       -28.34%        0.00%       1.00%
     December 31, 2009 ........................................     1        6.07           9       -33.52%        0.00%       1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

====================================================================================================================================
                                                                                         TOTAL
                                                                                       NET ASSETS              INVESTMENT
                                                                 UNITS                ------------   TOTAL       INCOME     EXPENSE
FUND DESCRIPTION                                                 (000s)  UNIT VALUES     (000s)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
  Rydex Inverse S&P 500 Strategy Fund
     December 31, 2013 ........................................    87      $ 0.28        $ 24       -28.21%        0.00%       1.00%
     December 31, 2012 ........................................    76        0.39          29       -17.02%        0.00%       1.00%
     December 31, 2011 ........................................   116        0.47          55        -9.62%        0.00%       1.00%
     December 31, 2010 ........................................   104        0.52          54       -17.46%        0.00%       1.00%
     December 31, 2009 ........................................    50        0.63          32       -28.41%        0.00%       1.00%
  Rydex Japan 2X Strategy Fund
     December 31, 2013 ........................................     2       13.56          28        54.44%        0.00%       1.00%
     December 31, 2012 ........................................     1        8.78           9        18.81%        0.00%       1.00%
     December 31, 2011 ........................................     2        7.39          14       -29.62%        0.00%       1.00%
     December 31, 2010 ........................................     2       10.50          20        14.63%        0.00%       1.00%
     December 31, 2009 ........................................     6        9.16          59        22.46%        0.48%       1.00%
  Rydex Leisure Fund
     December 31, 2013 ........................................     1       19.38          24        40.95%        0.37%       1.00%
     December 31, 2012 ........................................     1       13.75          13        20.09%        0.00%       1.00%
     December 31, 2011 ........................................     1       11.45          16         1.51%        0.00%       1.00%
     December 31, 2010 ........................................     1       11.28          12        29.06%        0.05%       1.00%
     December 31, 2009 ........................................    --        8.74           3        35.29%        0.00%       1.00%
  Rydex Mid Cap 1.5X Strategy Fund
     December 31, 2013 ........................................    19        3.50          66        48.31%        0.00%       1.00%
     December 31, 2012 ........................................     4        2.36           9        23.56%        0.00%       1.00%
     December 31, 2011 ........................................    11        1.91          22        -8.61%        0.00%       1.00%
     December 31, 2010 ........................................    50        2.09         105        35.71%        0.00%       1.00%
     December 31, 2009 ........................................    75        1.54         115        50.98%        0.08%       1.00%
  Rydex NASDAQ-100(R) Fund
     December 31, 2013 ........................................     6       27.76         177        33.27%        0.00%       1.00%
     December 31, 2012 ........................................    12       20.83         243        15.66%        0.00%       1.00%
     December 31, 2011 ........................................     7       18.01         124         1.12%        0.00%       1.00%
     December 31, 2010 ........................................    10       17.81         176        17.33%        0.00%       1.00%
     December 31, 2009 ........................................     8       15.18         117        50.45%        0.00%       1.00%
  Rydex NASDAQ-100(R) 2X Strategy Fund
     December 31, 2013 ........................................    11       28.38         307        78.49%        0.00%       1.00%
     December 31, 2012 ........................................    17       15.90         266        32.72%        0.00%       1.00%
     December 31, 2011 ........................................    19       11.98         232        -1.64%        0.00%       1.00%
     December 31, 2010 ........................................    29       12.18         359        35.48%        0.00%       1.00%
     December 31, 2009 ........................................    37        8.99         331       115.59%        0.00%       1.00%
  Rydex Nova Fund
     December 31, 2013 ........................................    6        17.44         107        47.42%        0.17%       1.00%
     December 31, 2012 ........................................    1        11.83          12        21.08%        0.00%       1.00%
     December 31, 2011 ........................................    1         9.77           6        -2.20%        0.02%       1.00%
     December 31, 2010 ........................................    2         9.99          24        18.79%        0.22%       1.00%
     December 31, 2009 ........................................    2         8.41          20        34.13%        1.01%       1.00%
  Rydex Precious Metals Fund
     December 31, 2013 ........................................   38         9.14         346       -46.64%        1.05%       1.00%
     December 31, 2012 ........................................   40        17.13         694        -5.10%        0.00%       1.00%
     December 31, 2011 ........................................   38        18.05         687       -24.89%        0.07%       1.00%
     December 31, 2010 ........................................   21        24.03         508        36.69%        0.00%       1.00%
     December 31, 2009 ........................................   25        17.58         443        47.73%        0.00%       1.00%
  Rydex Real Estate Fund
     December 31, 2013 ........................................    1        15.94          16         2.91%        1.40%       1.00%
     December 31, 2012 ........................................    4        15.49          65        17.17%        1.29%       1.00%
     December 31, 2011 ........................................    5        13.22          71         1.23%        2.78%       1.00%
     December 31, 2010 ........................................    9        13.06         113        23.67%        2.15%       1.00%
     December 31, 2009 ........................................   16        10.56         165        23.94%        2.70%       1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS             INVESTMENT
                                                            UNITS               ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                           (000s)  UNIT VALUES    (000s)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
  Rydex Retailing Fund ..................................
     December 31, 2013 ..................................      1      $20.04       $13       34.50%      0.02%      1.00%
     December 31, 2012 ..................................      1       14.90        22       15.59%      0.00%      1.00%
     December 31, 2011 ..................................      2       12.89        22        4.20%      0.00%      1.00%
     December 31, 2010 ..................................      1       12.37        15       23.95%      0.00%      1.00%
     December 31, 2009 ..................................      1        9.98         9       42.78%      0.00%      1.00%
  Rydex Russell 2000(R) 1.5X Strategy Fund
     December 31, 2013 ..................................     15        3.20        48       56.86%      0.00%      1.00%
     December 31, 2012 ..................................     40        2.04        81       21.43%      0.00%      1.00%
     December 31, 2011 ..................................     86        1.68       144      -13.40%      0.00%      1.00%
     December 31, 2010 ..................................     39        1.94        76       36.62%      0.00%      1.00%
     December 31, 2009 ..................................     34        1.42        49       31.48%      0.00%      1.00%
  Rydex Russell 2000(R) 2X Strategy Fund
     December 31, 2013 ..................................     48       11.14       539       83.83%      0.00%      1.00%
     December 31, 2012 ..................................     19        6.06       117       27.85%      0.00%      1.00%
     December 31, 2011 ..................................     77        4.74       364      -20.20%      0.00%      1.00%
     December 31, 2010 ..................................    123        5.94       728       47.03%      0.00%      1.00%
     December 31, 2009 ..................................     45        4.04       184       34.22%      0.01%      1.00%
  Rydex S&P 500 2X Strategy Fund
     December 31, 2013 ..................................     15       16.80       251       67.00%      0.00%      1.00%
     December 31, 2012 ..................................      6       10.06        65       28.15%      0.00%      1.00%
     December 31, 2011 ..................................      3        7.85        23       -4.96%      0.00%      1.00%
     December 31, 2010 ..................................      1        8.26         7       24.21%      0.00%      1.00%
     December 31, 2009 ..................................     26        6.65       174       44.88%      1.21%      1.00%
  Rydex S&P 500 Pure Growth Fund
     December 31, 2013 ..................................      9       18.96       168       39.93%      0.00%      1.00%
     December 31, 2012 ..................................      9       13.55       122       12.17%      0.00%      1.00%
     December 31, 2011 ..................................      8       12.08       102       -2.11%      0.00%      1.00%
     December 31, 2010 ..................................     18       12.34       221       23.77%      0.00%      1.00%
     December 31, 2009 ..................................     13        9.97       129       45.76%      0.00%      1.00%
  Rydex S&P 500 Pure Value Fund
     December 31, 2013 ..................................      4       19.05        70       43.77%      0.00%      1.00%
     December 31, 2012 ..................................      3       13.25        41       21.00%      0.39%      1.00%
     December 31, 2011 ..................................      4       10.95        49       -4.12%      0.01%      1.00%
     December 31, 2010 ..................................     19       11.42       214       19.08%      1.03%      1.00%
     December 31, 2009 ..................................     15        9.59       142       49.84%      2.73%      1.00%
  Rydex S&P MidCap 400 Pure Growth Fund
     December 31, 2013 ..................................      2       25.90        62       32.68%      0.00%      1.00%
     December 31, 2012 ..................................      2       19.52        38       14.89%      0.00%      1.00%
     December 31, 2011 ..................................      7       16.99       122       -1.62%      0.00%      1.00%
     December 31, 2010 ..................................     14       17.27       234       31.23%      0.00%      1.00%
     December 31, 2009 ..................................      6       13.16        83       55.37%      0.00%      1.00%
  Rydex S&P MidCap 400 Pure Value Fund
     December 31, 2013 ..................................      2       19.39        37       34.47%      0.10%      1.00%
     December 31, 2012 ..................................      2       14.42        25       15.82%      0.00%      1.00%
     December 31, 2011 ..................................      4       12.45        45       -8.12%      0.00%      1.00%
     December 31, 2010 ..................................      7       13.55        90       18.96%      0.95%      1.00%
     December 31, 2009 ..................................     10       11.39       118       53.71%      1.20%      1.00%
  Rydex S&P SmallCap 600 Pure Growth Fund
     December 31, 2013 ..................................      2       21.54        47       39.96%      0.00%      1.00%
     December 31, 2012 ..................................      2       15.39        30        9.46%      0.00%      1.00%
     December 31, 2011 ..................................      2       14.06        27        2.48%      0.00%      1.00%
     December 31, 2010 ..................................      2       13.72        25       24.16%      0.00%      1.00%
     December 31, 2009 ..................................      3       11.05        38       32.65%      0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=========================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS             INVESTMENT
                                                            UNITS               ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                           (000s)  UNIT VALUES    (000s)     RETURN      RATIO      RATIO
-------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
  Rydex S&P SmallCap 600 Pure Value Fund
     December 31, 2013 ..................................      2      $18.49      $ 34       41.36%      0.39%      1.00%
     December 31, 2012 ..................................      3       13.08        33       19.23%      0.00%      1.00%
     December 31, 2011 ..................................      9       10.97        96      -10.38%      0.00%      1.00%
     December 31, 2010 ..................................     32       12.24       390       23.89%      0.00%      1.00%
     December 31, 2009 ..................................      8        9.88        83       60.65%      0.60%      1.00%
  Rydex Strengthening Dollar 2X Strategy Fund
     December 31, 2013 ..................................      1        5.62         4       -3.93%      0.00%      1.00%
     December 31, 2012 ..................................     --        5.85         3       -7.29%      0.00%      1.00%
     December 31, 2011 ..................................     --        6.31         2       -5.26%      0.00%      1.00%
     December 31, 2010 ..................................      6        6.66        38       -5.40%      0.00%      1.00%
     December 31, 2009 ..................................     --        7.04         1      -16.69%      0.00%      1.00%
  Rydex Technology Fund
     December 31, 2013 ..................................      2       15.14        23       34.10%      0.00%      1.00%
     December 31, 2012 ..................................      1       11.29         9       10.79%      0.00%      1.00%
     December 31, 2011 ..................................      1       10.19         5      -10.06%      0.00%      1.00%
     December 31, 2010 ..................................      5       11.33        58       10.86%      0.00%      1.00%
     December 31, 2009 ..................................     13       10.22       129       54.15%      0.00%      1.00%
  Rydex Telecommunications Fund
     December 31, 2013 ..................................     --       11.13        --       16.30%      0.00%      1.00%
     December 31, 2012 ..................................     --        9.57        --        3.80%      0.00%      1.00%
     December 31, 2011 ..................................     --        9.22        --      -15.26%      0.00%      1.00%
     December 31, 2010 ..................................      1       10.88         7       13.45%      0.35%      1.00%
     December 31, 2009 ..................................      5        9.59        47       27.36%      6.22%      1.00%
  Rydex Transportation Fund
     December 31, 2013 ..................................      5       20.98       105       49.11%      0.00%      1.00%
     December 31, 2012 ..................................     --       14.07         1       16.47%      0.00%      1.00%
     December 31, 2011 ..................................      1       12.08        10      -12.02%      0.00%      1.00%
     December 31, 2010 ..................................      2       13.73        24       22.92%      0.00%      1.00%
     December 31, 2009 ..................................      4       11.17        44       16.23%      1.48%      1.00%
  Rydex U.S. Government Money Market Fund
     December 31, 2013 ..................................     21        1.00        21       -0.99%      0.00%      1.00%
     December 31, 2012 ..................................    141        1.01       142       -0.98%      0.00%      1.00%
     December 31, 2011 ..................................    447        1.02       457       -0.97%      0.00%      1.00%
     December 31, 2010 ..................................     37        1.03        38       -0.96%      0.01%      1.00%
     December 31, 2009 ..................................    307        1.04       320       -0.95%      0.06%      1.00%
  Rydex Utilities Fund
     December 31, 2013 ..................................      8       18.25       151       12.52%      3.60%      1.00%
     December 31, 2012 ..................................     11       16.22       173        0.06%      2.59%      1.00%
     December 31, 2011 ..................................     15       16.21       243       15.13%      2.32%      1.00%
     December 31, 2010 ..................................     12       14.08       170        5.86%      3.19%      1.00%
     December 31, 2009 ..................................     13       13.30       178       12.62%      7.29%      1.00%
  Rydex Weakening Dollar 2X Strategy Fund
     December 31, 2013 ..................................     --       10.25        --       -3.76%      0.00%      1.00%
     December 31, 2012 ..................................     --       10.65        --       -0.28%      0.00%      1.00%
     December 31, 2011 ..................................     --       10.68      3.00       -4.56%      0.00%      1.00%
     December 31, 2010 ..................................      3       11.19        37       -6.59%      0.00%      1.00%
     December 31, 2009 ..................................     --       11.98         4        5.55%      0.03%      1.00%
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity Fund
     December 31, 2013 ..................................      7       15.85       108       27.93%      1.41%      1.00%
     December 31, 2012 ..................................      6       12.39        78       12.74%      0.98%      1.00%
     December 31, 2011 ..................................      6       10.99        70       -1.08%      1.00%      1.00%
     December 31, 2010 ..................................      5       11.11        61        8.50%      0.90%      1.00%
     December 31, 2009 ..................................      7       10.24        68       27.05%      2.06%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS             INVESTMENT
                                                            UNITS               ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                           (000s)  UNIT VALUES    (000s)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
  Diversified Dividend Fund
     December 31, 2013 ...................................     8      $13.97      $ 108      29.71%       0.39%      1.00%
     December 31, 2012 ...................................    --       10.77          2      17.58%       0.16%      1.00%
     December 31, 2011 ...................................     5        9.16         50      -8.31%       0.00%      1.00%
     Inception April 29, 2011 ............................    --        9.99         --        N/A         N/A        N/A
  Global Health Care Fund
     December 31, 2013 ...................................    59        2.04        120      39.73%       0.71%      1.00%
     December 31, 2012 ...................................    65        1.46         96      19.67%       0.00%      1.00%
     December 31, 2011 ...................................    53        1.22         65       2.52%       0.00%      1.00%
     December 31, 2010 ...................................    47        1.19         55       4.39%       0.00%      1.00%
     December 31, 2009 ...................................    42        1.14         48      26.67%       0.29%      1.00%
  Global Real Estate Fund
     December 31, 2013 ...................................   307        2.94        902       1.73%       3.52%      1.00%
     December 31, 2012 ...................................   345        2.89        996      26.75%       0.60%      1.00%
     December 31, 2011 ...................................   298        2.28        679      -7.32%       3.84%      1.00%
     December 31, 2010 ...................................   320        2.46        787      16.59%       4.92%      1.00%
     December 31, 2009 ...................................   340        2.11        719      30.25%       0.00%      1.00%
  High Yield Fund
     December 31, 2013 ...................................     5       18.55        165       5.94%       4.53%      1.00%
     December 31, 2012 ...................................    11       17.51        277      16.04%       4.61%      1.00%
     December 31, 2011 ...................................     3       15.09        109      -0.07%       7.07%      1.00%
     December 31, 2010 ...................................     2       15.10         98      12.43%      11.46%      1.00%
     December 31, 2009 ...................................     2       13.43         94      51.24%       8.00%      1.00%
  Mid Cap Core Equity Fund
     December 31, 2013 ...................................    18        2.33         43      27.32%       0.52%      1.00%
     December 31, 2012 ...................................    20        1.83         37       9.58%       0.00%      1.00%
     December 31, 2011 ...................................    24        1.67         39      -7.73%       0.08%      1.00%
     December 31, 2010 ...................................    26        1.81         46      13.13%       0.27%      1.00%
     December 31, 2009 ...................................    43        1.60         69      28.00%       1.09%      1.00%
  Money Market Fund
     December 31, 2013 ...................................   314        9.84      3,099      -0.91%       0.03%      1.00%
     December 31, 2012 ...................................   330        9.93      3,309      -0.70%       0.02%      1.00%
     Inception April 29, 2012 ............................    --       10.00         --        N/A         N/A        N/A
  Technology Fund
     December 31, 2013 ...................................    21        0.89         18      25.35%       0.00%      1.00%
     December 31, 2012 ...................................    18        0.71         13       9.23%       0.00%      1.00%
     December 31, 2011 ...................................    15        0.65         10      -5.80%       0.05%      1.00%
     December 31, 2010 ...................................    52        0.69         36      21.05%       0.00%      1.00%
     December 31, 2009 ...................................    47        0.57         27      54.05%       0.00%      1.00%
  Value Opportunities Fund
     December 31, 2013 ...................................    23        1.80         42      31.39%       1.23%      1.00%
     December 31, 2012 ...................................    33        1.37         45      17.09%       1.36%      1.00%
     December 31, 2011 ...................................    38        1.17         45      -4.88%       0.44%      1.00%
     December 31, 2010 ...................................    74        1.23         91       6.03%       0.34%      1.00%
     December 31, 2009 ...................................    95        1.16        110      46.84%       1.29%      1.00%
JANUS ASPEN SERIES:
  Balanced Portfolio
     December 31, 2013 ...................................    24       15.63        383      18.95%       1.47%      1.00%
     December 31, 2012 ...................................    37       13.14        480      12.50%       2.69%      1.00%
     December 31, 2011 ...................................    40       11.68        467       0.60%       2.50%      1.00%
     December 31, 2010 ...................................    38       11.61        443       7.30%       2.94%      1.00%
     December 31, 2009 ...................................    27       10.82        297      24.65%       3.38%      1.00%
  Enterprise Portfolio
     December 31, 2013 ................................... 1,241        4.63      5,751      31.16%       0.50%      1.00%
     December 31, 2012 ................................... 1,305        3.53      4,616      16.12%       0.00%      1.00%
     December 31, 2011 ................................... 1,465        3.04      4,463      -2.56%       0.00%      1.00%
     December 31, 2010 ................................... 1,593        3.12      4,973      24.80%       0.07%      1.00%
     December 31, 2009 ................................... 1,849        2.50      4,631      43.68%       0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS             INVESTMENT
                                                            UNITS               ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                           (000s)  UNIT VALUES    (000s)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
  Forty Portfolio
     December 31, 2013 ...................................    15      $15.87      $ 238      29.87%       0.72%     1.00%
     December 31, 2012 ...................................    13       12.22        165      22.94%       0.92%     1.00%
     December 31, 2011 ...................................     5        9.94         48      -7.62%       0.35%     1.00%
     December 31, 2010 ...................................     8       10.76         84       5.70%       0.16%     1.00%
     December 31, 2009 ...................................    43       10.18        439      44.81%       0.04%     1.00%
  Global Research Portfolio
     December 31, 2013 ................................... 1,784        3.45      6,210      26.84%       1.20%     1.00%
     December 31, 2012 ................................... 1,948        2.72      5,336      18.78%       0.87%     1.00%
     December 31, 2011 ................................... 2,114        2.29      4,869     -14.55%       0.57%     1.00%
     December 31, 2010 ................................... 2,354        2.68      6,348      15.02%       0.61%     1.00%
     December 31, 2009 ................................... 2,612        2.33      6,148      36.26%       1.42%     1.00%
  Janus Portfolio
     December 31, 2013 ................................... 1,268        3.33      4,290      29.07%       0.78%     1.00%
     December 31, 2012 ................................... 1,454        2.58      3,808      17.27%       0.56%     1.00%
     December 31, 2011 ................................... 1,542        2.20      3,437      -5.98%       0.59%     1.00%
     December 31, 2010 ................................... 1,623        2.34      3,859      13.04%       1.08%     1.00%
     December 31, 2009 ................................... 1,828        2.07      3,830      35.29%       0.55%     1.00%
  Overseas Portfolio
     December 31, 2013 ...................................   316        3.70      1,166      13.50%       3.19%     1.00%
     December 31, 2012 ...................................   390        3.26      1,271      12.41%       0.71%     1.00%
     December 31, 2011 ...................................   405        2.90      1,174     -32.87%       0.44%     1.00%
     December 31, 2010 ...................................   502        4.32      2,168      24.14%       0.71%     1.00%
     December 31, 2009 ...................................   452        3.48      1,575      77.55%       0.58%     1.00%
  Perkins Mid Cap Value Portfolio
     December 31, 2013 ...................................     6       14.25         90      24.78%       1.24%     1.00%
     December 31, 2012 ...................................     5       11.42         57      10.02%       1.00%     1.00%
     December 31, 2011 ...................................     6       10.38         58      -3.53%       0.78%     1.00%
     December 31, 2010 ...................................     5       10.76         56      14.47%       0.79%     1.00%
     December 31, 2009 ...................................     3        9.40         31      32.39%       0.68%     1.00%
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity Portfolio
     December 31, 2013 ...................................    35       29.86      1,045      -2.23%       1.33%     1.00%
     December 31, 2012 ...................................    42       30.54      1,278      20.81%       1.50%     1.00%
     December 31, 2011 ...................................    48       25.28      1,219     -18.82%       1.80%     1.00%
     December 31, 2010 ...................................    59       31.14      1,840      21.50%       1.27%     1.00%
     December 31, 2009 ...................................    58       25.63      1,492      68.18%       2.79%     1.00%
  International Equity Portfolio
     December 31, 2013 ...................................     5       17.21         91      19.60%       1.48%     1.00%
     December 31, 2012 ...................................     4       14.39         58      19.92%       1.60%     1.00%
     December 31, 2011 ...................................     7       12.00         84      -8.26%       1.96%     1.00%
     December 31, 2010 ...................................     7       13.08         95       5.74%       1.37%     1.00%
     December 31, 2009 ...................................     7       12.37         89      20.21%       2.59%     1.00%
  US Small-Mid Cap Equity Portfolio
     December 31, 2013 ...................................   195        2.64        513      34.01%       0.00%     1.00%
     December 31, 2012 ...................................   191        1.97        377       9.44%       0.00%     1.00%
     December 31, 2011 ...................................   203        1.80        366     -10.00%       0.00%     1.00%
     December 31, 2010 ...................................   197        2.00        395      21.95%       0.28%     1.00%
     December 31, 2009 ...................................   258        1.64        421      51.85%       0.00%     1.00%
  US Strategic Equity Portfolio
     December 31, 2013 ...................................    43        1.75         75      26.81%       1.24%     1.00%
     December 31, 2012 ...................................    22        1.38         31      12.20%       1.06%     1.00%
     December 31, 2011 ...................................    26        1.23         32       1.65%       1.03%     1.00%
     December 31, 2010 ...................................    26        1.21         32      11.01%       0.45%     1.00%
     December 31, 2009 ...................................    71        1.09         77      25.29%       0.96%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS             INVESTMENT
                                                            UNITS               ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                           (000s)  UNIT VALUES    (000s)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth Portfolio
     December 31, 2013 ...................................    11      $16.27       $174      46.31%       0.37%     1.00%
     December 31, 2012 ...................................     3       11.12         28      17.55%       0.46%     1.00%
     December 31, 2011 ...................................     2        9.46         21       1.50%       0.17%     1.00%
     December 31, 2010 ...................................     3        9.32         24      23.77%       0.15%     1.00%
     December 31, 2009 ...................................     2        7.53         14      33.27%       0.00%     1.00%
  ClearBridge All Cap Value Portfolio
     December 31, 2013 ...................................     1       12.23         11      30.80%       1.48%     1.00%
     December 31, 2012 ...................................     1        9.35          9      13.89%       1.91%     1.00%
     December 31, 2011 ...................................     1        8.21          6      -7.13%       1.06%     1.00%
     December 31, 2010 ...................................     1        8.84          7      15.40%       1.80%     1.00%
     December 31, 2009 ...................................     1        7.66          6      28.09%       1.70%     1.00%
  ClearBridge Equity Income Portfolio
     December 31, 2013 ...................................     1       13.15         19      24.64%       1.75%     1.00%
     December 31, 2012 ...................................     1       10.55         14      13.08%       3.10%     1.00%
     December 31, 2011 ...................................     1        9.33         12       6.87%       7.14%     1.00%
     December 31, 2010 ...................................    --        8.73          2      11.07%       4.05%     1.00%
     December 31, 2009 ...................................    --        7.86          2      21.67%       2.48%     1.00%
  ClearBridge Large Cap Growth Portfolio
     December 31, 2013 ...................................     3       15.14         41      36.52%       0.64%     1.00%
     December 31, 2012 ...................................     1       11.09          9      19.12%       1.12%     1.00%
     December 31, 2011 ...................................    --        9.31          5      -1.69%       0.33%     1.00%
     December 31, 2010 ...................................    --        9.47          4       8.73%       0.13%     1.00%
     December 31, 2009 ...................................    --        8.71          4      40.94%       0.31%     1.00%
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond Portfolio
     December 31, 2013 ...................................    12       17.08        210       5.24%       5.85%     1.00%
     December 31, 2012 ...................................     3       16.23         43      17.10%       9.12%     1.00%
     December 31, 2011 ...................................     1       13.86         13       0.73%       3.11%     1.00%
     December 31, 2010 ...................................     5       13.76         64      13.81%       6.75%     1.00%
     December 31, 2009 ...................................     2       12.09         29      54.01%       9.90%     1.00%
  Western Asset Strategic Bond Portfolio
     December 31, 2013 ...................................    16       13.73        219      -2.21%       2.09%     1.00%
     December 31, 2012 ...................................     4       14.04         63       6.69%       2.23%     1.00%
     December 31, 2011 ...................................     8       13.16        109       5.87%       4.51%     1.00%
     December 31, 2010 ...................................     7       12.43         94      10.69%       1.89%     1.00%
     December 31, 2009 ...................................     5       11.23         56      20.62%       4.52%     1.00%
LORD ABBETT SERIES FUND, INC.:
  Calibrated Dividend Growth Portfolio
     December 31, 2013 ...................................   103        2.39        247      27.13%       3.08%     1.00%
     December 31, 2012 ...................................    42        1.88         79      11.24%       2.75%     1.00%
     December 31, 2011 ...................................    49        1.69         83      -1.17%       2.53%     1.00%
     December 31, 2010 ...................................    63        1.71        107      14.00%       3.42%     1.00%
     December 31, 2009 ...................................    49        1.50         73      21.95%       2.69%     1.00%
  Growth and Income Portfolio
     December 31, 2013 ...................................   371        2.10        780      34.62%       0.53%     1.00%
     December 31, 2012 ...................................   414        1.56        647      10.64%       1.02%     1.00%
     December 31, 2011 ...................................   443        1.41        624      -6.62%       0.69%     1.00%
     December 31, 2010 ...................................   503        1.51        762      16.15%       0.57%     1.00%
     December 31, 2009 ...................................   504        1.30        657      17.12%       1.06%     1.00%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Portfolio
     December 31, 2013 ...................................   131        2.39        329      29.89%       1.19%     1.00%
     December 31, 2012 ...................................   129        1.84        256      15.72%       0.42%     1.00%
     December 31, 2011 ...................................   149        1.59        261     -12.15%       0.00%     1.00%
     December 31, 2010 ...................................   144        1.81        296      14.56%       0.62%     1.00%
     December 31, 2009 ...................................   169        1.58        304      53.40%       3.46%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==========================================================================================================================
                                                                                  TOTAL
                                                                                NET ASSETS             INVESTMENT
                                                            UNITS               ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                           (000s)  UNIT VALUES    (000s)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
  Mid-Cap Growth Portfolio
     December 31, 2013 ...................................    11       $1.86     $   20      31.91%       0.00%     1.00%
     December 31, 2012 ...................................    10        1.41         14      11.02%       0.00%     1.00%
     December 31, 2011 ...................................    13        1.27         17      -0.78%       0.00%     1.00%
     December 31, 2010 ...................................    25        1.28         32      28.00%       0.00%     1.00%
     December 31, 2009 ...................................    62        1.00         62      29.87%       0.00%     1.00%
  Mid Cap Intrinsic Value Portfolio
     December 31, 2013 ...................................    16        2.76         44      35.96%       1.04%     1.00%
     December 31, 2012 ...................................    17        2.03         35      14.04%       0.71%     1.00%
     December 31, 2011 ...................................    22        1.78         40      -7.29%       0.57%     1.00%
     December 31, 2010 ...................................    38        1.92         74      24.68%       0.70%     1.00%
     December 31, 2009 ...................................    49        1.54         76      45.28%       1.46%     1.00%
  Short Duration Bond Portfolio
     December 31, 2013 ...................................   108        1.44        156      -0.69%       2.22%     1.00%
     December 31, 2012 ...................................   111        1.45        160       3.57%       2.84%     1.00%
     December 31, 2011 ...................................   150        1.40        209      -0.71%       4.20%     1.00%
     December 31, 2010 ...................................   126        1.41        178       4.44%       5.92%     1.00%
     December 31, 2009 ...................................    94        1.35        126      12.50%       8.34%     1.00%
  Small Cap Growth Portfolio
     December 31, 2013 ...................................    27        1.93         52      44.03%       0.00%     1.00%
     December 31, 2012 ...................................    26        1.34         35       8.06%       0.00%     1.00%
     December 31, 2011 ...................................    23        1.24         29      -2.36%       0.00%     1.00%
     December 31, 2010 ...................................    57        1.27         72      18.69%       0.00%     1.00%
     December 31, 2009 ...................................     8        1.07          9      21.59%       0.00%     1.00%
  Socially Responsive Portfolio
     December 31, 2013 ...................................     1       19.58         14      36.26%       0.66%     1.00%
     December 31, 2012 ...................................     1       14.37          8       9.86%       0.23%     1.00%
     December 31, 2011 ...................................    --       13.08          6      -4.04%       0.23%     1.00%
     December 31, 2010 ...................................     1       13.63         12      21.59%       0.04%     1.00%
     December 31, 2009 ...................................     1       11.21          9      30.05%       2.84%     1.00%
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced Portfolio
     December 31, 2013 ...................................   466       13.58      6,507      18.60%       0.81%     1.00%
     December 31, 2012 ...................................   526       11.45      6,189       9.46%       1.20%     1.00%
     December 31, 2011 ...................................   625       10.46      6,692       5.02%       1.27%     1.00%
     December 31, 2010 ...................................   704        9.96      7,176      10.54%       1.39%     1.00%
     December 31, 2009 ...................................   794        9.01      7,312      20.78%       1.76%     1.00%
  JNF Equity Portfolio - Qualified
     December 31, 2013 ................................... 5,303       13.46     72,349      35.14%       0.88%     0.79%
     December 31, 2012 ................................... 5,865        9.96     59,245      15.81%       0.47%     0.79%
     December 31, 2011 ................................... 6,578        8.60     57,676       0.23%       0.76%     0.79%
     December 31, 2010 ................................... 7,375        8.58     64,525      24.89%       0.77%     0.79%
     December 31, 2009 ................................... 8,149        6.87     57,089      34.18%       1.00%     0.79%
  JNF Equity Portfolio - Non Qualified
     December 31, 2013 ...................................   152       13.34      2,052      33.94%       0.88%     0.79%
     December 31, 2012 ...................................   146        9.96      1,452      15.81%       0.47%     0.79%
     December 31, 2011 ...................................   203        8.60      1,742       0.23%       0.76%     0.79%
     December 31, 2010 ...................................   207        8.58      1,771      24.89%       0.77%     0.79%
     December 31, 2009 ...................................   225        6.87      1,541      34.18%       1.00%     0.79%
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
     December 31, 2013 ...................................     9       14.30        126      -0.69%       4.20%     1.00%
     December 31, 2012 ...................................    19       14.40        278      13.83%       6.44%     1.00%
     December 31, 2011 ...................................    13       12.65        164       0.88%       7.40%     1.00%
     December 31, 2010 ...................................    11       12.54        133      11.96%       7.69%     1.00%
     December 31, 2009 ...................................     8       11.20         86      20.43%       7.55%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================================================================
                                                                                       TOTAL
                                                                                    NET ASSETS              INVESTMENT
                                                             UNITS                  ----------     TOTAL     INCOME      EXPENSE
FUND DESCRIPTION                                             (000s)  UNIT VALUES      (000s)      RETURN      RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  CommodityRealReturn Strategy Portfolio
     December 31, 2013 ..................................      1      $   9.02       $  12       -15.62%      1.72%        1.00%
     December 31, 2012 ..................................      2         10.69          17         4.39%      2.77%        1.00%
     December 31, 2011 ..................................      2         10.24          17        -8.49%      2.75%        1.00%
     December 31, 2010 ..................................      6         11.19          67        23.24%     14.32%        1.00%
     December 31, 2009 ..................................      4          9.08          35        40.12%      5.80%        1.00%
  Emerging Markets Bond Portfolio
     December 31, 2013 ..................................      3         15.48          43        -7.86%      4.99%        1.00%
     December 31, 2012 ..................................      5         16.80          89        16.67%      4.93%        1.00%
     December 31, 2011 ..................................      6         14.40          84         5.26%      5.32%        1.00%
     December 31, 2010 ..................................      5         13.68          66        11.04%      4.77%        1.00%
     December 31, 2009 ..................................      3         12.32          36        29.28%      5.62%        1.00%
  Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2013 ..................................      2         14.43          22        -0.48%      1.87%        1.00%
     December 31, 2012 ..................................      2         14.50          23         9.68%      2.16%        1.00%
     December 31, 2011 ..................................     --         13.22           6         5.76%      2.13%        1.00%
     December 31, 2010 ..................................      1         12.50           6         7.39%      1.77%        1.00%
     December 31, 2009 ..................................     --         11.64           4        14.45%      3.00%        1.00%
  Global Bond Unhedged Portfolio
     December 31, 2013 ..................................      2         14.19          35        -9.39%      1.13%        1.00%
     December 31, 2012 ..................................      6         15.66          90         5.88%      1.53%        1.00%
     December 31, 2011 ..................................      3         14.79          44         6.48%      2.42%        1.00%
     December 31, 2010 ..................................      3         13.89          48        10.50%      2.76%        1.00%
     December 31, 2009 ..................................      2         12.57          27        15.75%      3.14%        1.00%
  High Yield Portfolio
     December 31, 2013 ..................................      2         15.63          29         4.69%      5.49%        1.00%
     December 31, 2012 ..................................      3         14.93          47        13.19%      5.79%        1.00%
     December 31, 2011 ..................................      2         13.19          32         2.33%      6.96%        1.00%
     December 31, 2010 ..................................      4         12.89          55        13.27%      7.25%        1.00%
     December 31, 2009 ..................................      3         11.38          33        38.95%      8.55%        1.00%
  Long Term US Government Portfolio
     December 31, 2013 ..................................      5         14.77          68       -13.83%      2.35%        1.00%
     December 31, 2012 ..................................      6         17.14         110         3.38%      2.15%        1.00%
     December 31, 2011 ..................................     15         16.58         243        26.56%      2.65%        1.00%
     December 31, 2010 ..................................     11         13.10         139        10.46%      3.57%        1.00%
     December 31, 2009 ..................................      4         11.86          47        -5.27%      3.73%        1.00%
  Low Duration Portfolio
     December 31, 2013 ..................................      6         12.76          72        -1.09%      1.46%        1.00%
     December 31, 2012 ..................................      6         12.90          78         4.79%      1.90%        1.00%
     December 31, 2011 ..................................      6         12.31          73         0.08%      1.69%        1.00%
     December 31, 2010 ..................................     11         12.30         130         4.24%      1.65%        1.00%
     December 31, 2009 ..................................      5         11.80          61        12.17%      3.17%        1.00%
  Real Return Portfolio
     December 31, 2013 ..................................    469          1.55         728        -9.88%      1.48%        1.00%
     December 31, 2012 ..................................    672          1.72       1,158         7.50%      1.08%        1.00%
     December 31, 2011 ..................................    675          1.60       1,081        10.34%      2.00%        1.00%
     December 31, 2010 ..................................    512          1.45         741         7.41%      1.42%        1.00%
     December 31, 2009 ..................................    456          1.35         617        16.38%      3.11%        1.00%
  Short-Term Portfolio
     December 31, 2013 ..................................      4         11.68          44        -0.43%      0.76%        1.00%
     December 31, 2012 ..................................      4         11.73          48         1.73%      0.89%        1.00%
     December 31, 2011 ..................................      5         11.53          61        -0.52%      0.92%        1.00%
     December 31, 2010 ..................................      8         11.59          91         1.13%      0.85%        1.00%
     December 31, 2009 ..................................      7         11.46          80         6.70%      1.92%        1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================
                                                                                      TOTAL
                                                                                   NET ASSETS                 INVESTMENT
                                                             UNITS                 -----------     TOTAL       INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)  UNIT VALUES     (000s)        RETURN       RATIO      RATIO
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  Total Return Portfolio
     December 31, 2013 ..................................     552    $     1.60     $  883        -3.03%        2.18%        1.00%
     December 31, 2012 ..................................     802          1.65      1,323         8.55%        2.56%        1.00%
     December 31, 2011 ..................................     497          1.52        755         2.70%        2.62%        1.00%
     December 31, 2010 ..................................     625          1.48        926         7.25%        2.42%        1.00%
     December 31, 2009 ..................................     566          1.38        784        12.20%        5.05%        1.00%
PIONEER VARIABLE CONTRACTS TRUST:
  Disciplined Value Portfolio
     December 31, 2013 ..................................      --         11.98          1        27.31%        1.39%        1.00%
     December 31, 2012 ..................................      --          9.41          1         9.42%        1.01%        1.00%
     December 31, 2011 ..................................      --          8.60         --        -4.55%        0.70%        1.00%
     December 31, 2010 ..................................      --          9.01         --         8.16%        0.38%        1.00%
     December 31, 2009 ..................................      --          8.33         --        14.58%        0.88%        1.00%
  Emerging Markets Portfolio
     December 31, 2013 ..................................       8         10.36         86        -3.18%        0.78%        1.00%
     December 31, 2012 ..................................      12         10.70        128        10.54%        0.22%        1.00%
     December 31, 2011 ..................................      23          9.68        220       -24.38%        0.00%        1.00%
     December 31, 2010 ..................................      26         12.80        335        14.49%        0.29%        1.00%
     December 31, 2009 ..................................      33         11.18        368        72.27%        0.81%        1.00%
  Equity Income Portfolio
     December 31, 2013 ..................................     180          1.78        320        27.14%        2.21%        1.00%
     December 31, 2012 ..................................     250          1.40        349         9.38%        3.82%        1.00%
     December 31, 2011 ..................................     235          1.28        302         4.92%        2.04%        1.00%
     December 31, 2010 ..................................     231          1.22        283        17.31%        2.06%        1.00%
     December 31, 2009 ..................................     256          1.04        265        13.04%        3.08%        1.00%
  Fund Portfolio
     December 31, 2013 ..................................     117          1.48        172        32.14%        1.01%        1.00%
     December 31, 2012 ..................................     129          1.12        145         8.74%        1.30%        1.00%
     December 31, 2011 ..................................     115          1.03        119        -5.50%        1.11%        1.00%
     December 31, 2010 ..................................     176          1.09        192        14.74%        1.18%        1.00%
     December 31, 2009 ..................................     132          0.95        126        23.38%        1.77%        1.00%
  High Yield Portfolio
     December 31, 2013 ..................................       2         16.97         36        10.70%        5.02%        1.00%
     December 31, 2012 ..................................       8         15.33        128        14.57%        5.23%        1.00%
     December 31, 2011 ..................................      16         13.38        210        -3.04%        5.04%        1.00%
     December 31, 2010 ..................................       7         13.80         93        16.46%        5.32%        1.00%
     December 31, 2009 ..................................       6         11.85         75        58.42%        8.12%        1.00%
  Mid Cap Value Portfolio
     December 31, 2013 ..................................       1         16.18         22        31.44%        0.73%        1.00%
     December 31, 2012 ..................................       1         12.31         18         9.71%        1.04%        1.00%
     December 31, 2011 ..................................       3         11.22         34        -6.73%        0.64%        1.00%
     December 31, 2010 ..................................       3         12.03         34        16.68%        0.88%        1.00%
     December 31, 2009 ..................................       3         10.31         27        24.07%        1.57%        1.00%
  Strategic Income Portfolio
     December 31, 2013 ..................................       2         14.48         28        -0.14%        4.04%        1.00%
     December 31, 2012 ..................................       2         14.50         27        10.10%        4.74%        1.00%
     December 31, 2011 ..................................       1         13.17         14         0.53%        4.88%        1.00%
     December 31, 2010 ..................................      --         13.10          6        10.27%        5.50%        1.00%
     December 31, 2009 ..................................       2         11.88         23        28.02%       11.22%        1.00%
ROYCE CAPITAL FUND:
  Micro-Cap Portfolio
     December 31, 2013 ..................................     134          2.86        382        20.17%        0.53%        1.00%
     December 31, 2012 ..................................     140          2.38        335         6.25%        0.00%        1.00%
     December 31, 2011 ..................................     199          2.24        445       -12.84%        2.29%        1.00%
     December 31, 2010 ..................................     214          2.57        549        28.50%        1.99%        1.00%
     December 31, 2009 ..................................     209          2.00        418        56.25%        0.00%        1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================
                                                                                      TOTAL
                                                                                   NET ASSETS                 INVESTMENT
                                                             UNITS                 ----------     TOTAL         INCOME     EXPENSE
FUND DESCRIPTION                                             (000s)  UNIT VALUES     (000s)      RETURN         RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (continued)
  Small-Cap Portfolio
     December 31, 2013 ..................................      141      $ 3.37       $ 488        33.20%       0.93%         1.00%
     December 31, 2012 ..................................      161        2.53         423        11.45%       0.10%         1.00%
     December 31, 2011 ..................................      208        2.27         493        -4.22%       0.35%         1.00%
     December 31, 2010 ..................................      199        2.37         500        19.10%       0.11%         1.00%
     December 31, 2009 ..................................      192        1.99         410        34.46%       0.00%         1.00%
THIRD AVENUE VARIABLE SERIES TRUST:
  Value Portfolio:
     December 31, 2013 ..................................      282        2.10         593        17.32%       3.00%         1.00%
     December 31, 2012 ..................................      423        1.79         756        26.06%       0.89%         1.00%
     December 31, 2011 ..................................      442        1.42         626       -21.98%       1.66%         1.00%
     December 31, 2010 ..................................      508        1.82         924        13.04%       3.92%         1.00%
     December 31, 2009 ..................................      556        1.61         895        43.75%       0.00%         1.00%
VAN ECK VIP INSURANCE TRUST:
  Emerging Markets Fund
     December 31, 2013 ..................................      148        2.54         378        10.92%       1.58%         1.00%
     December 31, 2012 ..................................      174        2.29         398        27.93%       0.00%         1.00%
     December 31, 2011 ..................................      238        1.79         426       -26.34%       1.13%         1.00%
     December 31, 2010 ..................................      290        2.43         703        25.91%       1.04%         1.00%
     December 31, 2009 ..................................      685        1.93       1,324       109.78%       0.08%         1.00%
  Global Hard Assets Fund
     December 31, 2013 ..................................       84        4.38         367         9.23%       0.83%         1.00%
     December 31, 2012 ..................................      135        4.01         540         2.56%       0.61%         1.00%
     December 31, 2011 ..................................      148        3.91         578       -17.34%       1.36%         1.00%
     December 31, 2010 ..................................      182        4.73         862        27.84%       0.39%         1.00%
     December 31, 2009 ..................................      231        3.70         856        56.12%       0.25%         1.00%
     Multi-Manager Alternatives Fund
     December 31, 2013 ..................................       23        1.10          26         3.77%       0.00%         1.00%
     December 31, 2012 ..................................       23        1.06          25         0.95%       0.00%         1.00%
     December 31, 2011 ..................................       56        1.05          59        -3.67%       0.78%         1.00%
     December 31, 2010 ..................................       22        1.09          24         3.81%       0.00%         1.00%
     December 31, 2009 ..................................       17        1.05          17        12.90%       0.15%         1.00%
  Unconstrained Emerging Markets Bond Fund
     December 31, 2013 ..................................       18        1.93          35       -10.23%       2.31%         1.00%
     December 31, 2012 ..................................       31        2.15          66         4.37%       2.34%         1.00%
     December 31, 2011 ..................................       42        2.06          86         7.29%       4.69%         1.00%
     December 31, 2010 ..................................       24        1.92          46         4.92%       6.11%         1.00%
     December 31, 2009 ..................................       71        1.83         130         5.17%       2.65%         1.00%
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery Fund
     December 31, 2013 ..................................       37       26.52         992        42.35%       0.01%         1.00%
     December 31, 2012 ..................................       31       18.63         574        16.58%       0.00%         1.00%
     December 31, 2011 ..................................       32       15.98         510        -0.56%       0.00%         1.00%
     December 31, 2010 ..................................       54       16.07         864        34.14%       0.00%         1.00%
     December 31, 2009 ..................................       38       11.98         458        38.98%       0.00%         1.00%
  Opportunity Fund
     December 31, 2013 ..................................      328        3.95       1,295        29.51%       0.20%         1.00%
     December 31, 2012 ..................................      334        3.05       1,018        14.23%       0.10%         1.00%
     December 31, 2011 ..................................      380        2.67       1,013        -6.32%       0.14%         1.00%
     December 31, 2010 ..................................      393        2.85       1,121        22.32%       0.79%         1.00%
     December 31, 2009 ..................................      400        2.33         930        46.54%       0.00%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012


================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2013 was as follows:

=================================================================================================================================
                                                                         NUMBER                                         NUMBER
                                                                        OF UNITS                                       OF UNITS
                                                                       BEGINNING        UNITS             UNITS          END
FUND DESCRIPTION                                             NOTES*     OF YEAR       PURCHASED          REDEEMED      OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation ..................................              396,406.4        44,396.5       (55,163.7)      385,639.2
  Large Cap Growth ......................................              500,981.6        28,617.2       (60,010.5)      469,588.3
  Mid Cap Growth ........................................              250,626.4        12,423.1       (44,564.7)      218,484.8
  Small Cap Growth ......................................              719,248.8        35,986.2      (100,201.3)      655,033.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income .....................................               46,151.0         3,354.4       (18,810.7)       30,694.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ..............................................                8,715.8         1,885.6        (1,618.1)        8,983.3
  Income & Growth .......................................               99,912.5         6,239.4        (6,915.5)       99,236.4
  Inflation Protection ..................................                8,222.1         3,953.5        (5,033.9)        7,141.7
  International .........................................              413,464.9        23,118.8      (120,906.4)      315,677.3
  Large Company Value ...................................                  304.9              --              --           304.9
  Ultra .................................................                1,931.6         3,121.7        (2,872.7)        2,180.6
  Value .................................................              295,897.7        26,905.0       (31,934.4)      290,868.3
  Vista .................................................                5,281.2           151.1        (2,567.4)        2,864.9
COLUMBIA VARIABLE PRODUCTS TRUST:
  CVP Seligman Global Technology ........................              124,057.6         7,262.5        (9,306.5)      122,013.6
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ....................................                4,286.5         2,914.7        (3,983.8)        3,217.4
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index .................................                9,109.8         2,229.9        (6,538.8)        4,800.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...............              844,844.5        27,994.7      (108,819.2)      764,020.0
DREYFUS STOCK INDEX FUND: ...............................            2,266,666.1       150,062.9      (290,605.0)    2,126,124.0
DREYFUS VARIABLE INVESTMENT FUND:
  International Value ...................................               67,978.9         4,789.8       (13,947.9)       58,820.8
FEDERATED INSURANCE SERIES:
  High Income Bond II ...................................              171,908.5        17,508.0       (23,622.9)      165,793.6
  Kaufmann II ...........................................               11,883.4           708.3        (1,951.7)       10,640.0
  Managed Volatility II .................................              144,845.0        23,421.3       (37,055.1)      131,211.2
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  All-Asset Aggressive Strategy   .......................    a             230.6              --          (230.6)             --
  All-Asset Conservative Strategy   .....................    a             228.7              --          (228.7)             --
  All-Asset Moderate Strategy   .........................    a           3,802.1         1,336.3        (5,138.4)             --
  CLS AdvisorOne Amerigo ................................                   60.4              --           (60.4)             --
  Long Short Equity   ...................................    b           8,144.3         1,656.6        (1,965.5)        7,835.4
  Multi-Hedge Strategies ................................                  815.4           273.6           (76.4)        1,012.6
  Rydex Banking .........................................                  396.2            17.6              --           413.8
  Rydex Basic Materials .................................                9,306.7         1,010.1        (2,257.3)        8,059.5
  Rydex Biotechnology ...................................               32,654.6        38,311.2       (31,014.1)       39,951.7
  Rydex Commodities Strategy ............................                1,443.9           228.8           (88.3)        1,584.4
  Rydex Consumer Products ...............................                7,918.7         2,323.6          (919.7)        9,322.6
  Rydex Dow 2X Strategy .................................                6,207.6        33,742.1       (34,514.5)        5,435.2
  Rydex Electronics .....................................                   14.6              --              --            14.6
  Rydex Energy ..........................................               29,103.2         3,746.5        (4,722.7)       28,127.0
  Rydex Energy Services .................................               35,973.4         3,165.7       (12,004.1)       27,135.0
  Rydex Europe 1.25X Strategy ...........................                4,231.2           184.1        (2,129.0)        2,286.3
  Rydex Financial Services ..............................                1,445.7           836.8           (66.9)        2,215.6
  Rydex Government Long Bond 1.2X Strategy ..............               49,629.8           320.5       (40,722.2)        9,228.1
  Rydex Health Care .....................................                2,278.8         2,552.4        (1,632.3)        3,198.9
  Rydex Internet ........................................                  965.1         3,594.1           (65.7)        4,493.5
  Rydex Inverse Dow 2X Strategy .........................                  605.2        94,126.9       (65,112.3)       29,619.8
  Rydex Inverse Government Long Bond Strategy ...........                9,646.1         7,323.2       (10,222.2)        6,747.1
  Rydex Inverse Mid-Cap Strategy ........................                    6.5              --              --             6.5
  Rydex Inverse NASDAQ-100(R) Strategy ..................                    1.0         1,195.6           (42.6)        1,154.0
  Rydex Inverse Russell 2000(R) Strategy ................                  352.3        14,066.6              --        14,418.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=================================================================================================================================
                                                                       NUMBER                                             NUMBER
                                                                      OF UNITS                                           OF UNITS
                                                                      BEGINNING         UNITS             UNITS            END
FUND DESCRIPTION                                             NOTES*    OF YEAR        PURCHASED          REDEEMED        OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
  Rydex Inverse S&P 500 Strategy ........................               75,565.0        16,017.3        (4,438.1)       87,144.2
  Rydex Japan 2X Strategy ...............................                  992.2        21,122.2       (20,035.4)        2,079.0
  Rydex Leisure .........................................                  963.8         3,264.9        (3,004.2)        1,224.5
  Rydex Mid Cap 1.5X Strategy ...........................                3,950.7        26,263.3       (11,348.3)       18,865.7
  Rydex NASDAQ-100(R) ...................................               11,671.5           183.9        (5,463.2)        6,392.2
  Rydex NASDAQ-100(R) 2X Strategy .......................               16,716.9        16,120.4       (22,027.6)       10,809.7
  Rydex Nova ............................................                1,014.4         6,980.7        (1,863.9)        6,131.2
  Rydex Precious Metals .................................               40,473.3        20,112.4       (22,767.4)       37,818.3
  Rydex Real Estate .....................................                4,188.8           107.9        (3,314.2)          982.5
  Rydex Retailing .......................................                1,464.0         1,145.7        (1,957.5)          652.2
  Rydex Russell 2000(R) 1.5X Strategy ...................               39,563.7         2,588.4       (27,124.8)       15,027.3
  Rydex Russell 2000(R) 2X Strategy .....................               19,329.5        81,374.9       (52,371.4)       48,333.0
  Rydex S&P 500 2X Strategy .............................                6,491.2        17,966.6        (9,519.1)       14,938.7
  Rydex S&P 500 Pure Growth .............................                8,981.3         1,967.6        (2,094.9)        8,854.0
  Rydex S&P 500 Pure Value ..............................                3,078.2           860.9          (285.8)        3,653.3
  Rydex S&P MidCap 400 Pure Growth ......................                1,971.0         2,404.2        (1,982.7)        2,392.5
  Rydex S&P MidCap 400 Pure Value .......................                1,716.5           421.9          (230.2)        1,908.2
  Rydex S&P SmallCap 600 Pure Growth ....................                1,933.5         1,804.0        (1,559.6)        2,177.9
  Rydex S&P SmallCap 600 Pure Value .....................                2,511.8           163.5          (838.1)        1,837.2
  Rydex Strengthening Dollar 2X Strategy ................                  470.6           311.1           (52.8)          728.9
  Rydex Technology ......................................                  787.5           844.1          (113.2)        1,518.4
  Rydex Transportation ..................................                   91.0         6,742.2        (1,843.9)        4,989.3
  Rydex U.S. Government Money Market ....................              140,538.4              --      (119,408.9)       21,129.5
  Rydex Utilities .......................................               10,647.1           333.0        (2,731.7)        8,248.4
  Rydex Weakening Dollar 2X Strategy ....................                    3.3            26.6           (28.2)            1.7
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity ...........................................                6,329.8           673.5          (211.7)        6,791.6
  Diversified Dividend ..................................                  146.4         7,591.5              --         7,737.9
  Global Health Care ....................................               65,345.5        10,777.3       (16,990.6)       59,132.2
  Global Real Estate ....................................              345,032.1        42,018.6       (79,983.8)      307,066.9
  High Yield ............................................               11,403.7         4,146.0       (10,803.1)        4,746.6
  Mid Cap Core Equity ...................................               20,170.1           172.6        (1,908.6)       18,434.1
  Money Market ..........................................              329,647.9       119,157.7      (135,100.7)      313,704.9
  Technology ............................................               18,139.4         2,452.4              --        20,591.8
  Value Opportunities   .................................    c          33,141.9        20,101.1       (29,772.8)       23,470.2
JANUS ASPEN SERIES:
  Balanced ..............................................               36,519.5         6,724.2       (18,757.4)       24,486.3
  Enterprise ............................................            1,304,937.7       151,577.1      (215,972.5)    1,240,542.3
  Forty .................................................               13,483.0        14,788.5       (13,259.9)       15,011.6
  Global Research   .....................................    d       1,948,320.4        79,052.0      (243,831.0)    1,783,541.4
  Janus .................................................            1,453,979.4        55,412.6      (241,086.5)    1,268,305.5
  Overseas ..............................................              390,164.6        50,449.4      (125,091.3)      315,522.7
  Perkins Mid Cap Value .................................                4,961.7         1,581.5          (249.4)        6,293.8
LAZARD RETIREMENT SERIES:
  Emerging Markets Equity ...............................               41,812.3         1,951.4        (8,807.5)       34,956.2
  International Equity ..................................                4,053.3         2,328.8        (1,103.5)        5,278.6
  US Small-Mid Cap Equity ...............................              191,395.4        15,992.7       (12,718.1)      194,670.0
  US Strategic Equity ...................................               22,328.0        20,906.3          (506.4)       42,727.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I .......................                2,528.8        14,587.9        (6,399.2)       10,717.5
  ClearBridge All Cap Value I   .........................    e             912.4            99.5           (72.6)          939.3
  ClearBridge Equity Income I   .........................    f           1,363.9            75.3              --         1,439.2
  ClearBridge Large Cap Growth I ........................                  767.0         3,126.4        (1,254.3)        2,639.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ..................                2,628.0        10,655.4          (998.7)       12,284.7
  Western Asset Strategic Bond ..........................                4,436.4        12,193.3          (768.7)       15,861.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================================================================
                                                                        NUMBER                                           NUMBER
                                                                       OF UNITS                                         OF UNITS
                                                                      BEGINNING         UNITS             UNITS           END
FUND DESCRIPTION                                             NOTES*    OF YEAR        PURCHASED          REDEEMED       OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
  Calibrated Dividend Growth ............................      g        42,062.2        89,039.3       (27,664.5)      103,437.0
  Growth and Income .....................................              413,929.1        31,235.5       (74,035.8)      371,128.8
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value .......................................              129,232.3         9,650.2        (7,424.7)      131,457.8
  Mid-Cap Growth ........................................               10,034.9         1,308.7          (318.8)       11,024.8
  Mid Cap Intrinsic Value ...............................               16,962.5         4,968.7        (6,053.9)       15,877.3
  Short Duration Bond ...................................              110,716.2        10,904.6       (13,219.7)      108,401.1
  Small-Cap Growth ......................................               26,399.5        31,320.4       (30,919.4)       26,800.5
  Socially Responsive ...................................                  535.6           201.2            (9.4)          727.4
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ..........................................              526,461.5        12,901.2       (72,912.6)      466,450.1
  JNF Equity ............................................            5,864,890.3       171,737.7      (733,264.0)    5,303,364.0
  JNF Equity - Nonqualified .............................              145,692.1        11,864.0        (5,145.8)      152,410.3
PIMCO VARIABLE INSURANCE TRUST:
  All Asset .............................................               19,311.4         1,030.1       (11,542.8)        8,798.7
  CommodityRealReturn Strategy ..........................                1,559.5           364.8          (569.2)        1,355.1
  Emerging Markets Bond .................................                5,326.3           786.6        (3,330.7)        2,782.2
  Foreign Bond US Dollar-Hedged .........................                1,565.7            61.2           (68.0)        1,558.9
  Global Bond Unhedged ..................................                5,773.8           465.6        (3,742.5)        2,496.9
  High Yield ............................................                3,148.6           530.5        (1,832.4)        1,846.7
  Long Term US Government ...............................                6,415.3           159.9        (1,944.9)        4,630.3
  Low Duration ..........................................                6,060.2         1,010.3        (1,406.8)        5,663.7
  Real Return ...........................................              671,693.0        38,183.5      (240,472.5)      469,404.0
  Short-Term ............................................                4,095.5           334.5          (669.6)        3,760.4
  Total Return ..........................................              802,067.0        51,941.6      (302,440.0)      551,568.6
PIONEER VARIABLE CONTRACTS TRUST:
  Disciplined Value .....................................      h            73.4            47.2              --           120.6
  Emerging Markets ......................................               11,936.4         4,613.9        (8,269.3)        8,281.0
  Equity Income .........................................              250,478.7         7,666.0       (78,252.4)      179,892.3
  Fund ..................................................              129,210.3        17,469.7       (30,045.3)      116,634.7
  High Yield ............................................                8,357.7           218.1        (6,468.5)        2,107.3
  Mid Cap Value .........................................                1,477.0              --          (102.4)        1,374.6
  Strategic Income ......................................                1,854.2            95.8              --         1,950.0
ROYCE CAPITAL FUND:
  Micro-Cap .............................................              140,387.7        10,464.8       (17,191.5)      133,661.0
  Small-Cap .............................................              161,087.3        45,473.2       (65,751.7)      140,808.8
THIRD AVENUE VARIABLE SERIES TRUST:
  Value .................................................              423,302.2        21,759.8      (163,063.8)      281,998.2
VAN ECK VIP TRUST:
  Emerging Markets ......................................              173,550.3        28,688.4       (53,781.0)      148,457.7
  Global Hard Assets ....................................              134,891.5         5,444.0       (56,546.0)       83,789.5
  Multi-Manager Alternatives ............................               23,456.1        18,943.4       (19,016.1)       23,383.4
  Unconstrained Emerging Markets Bond ...................      i        30,864.1         2,586.3       (15,520.8)       17,929.6
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery .............................................               30,810.6        10,627.7        (4,016.4)       37,421.9
  Opportunity ...........................................              333,523.3        21,263.1       (26,877.7)      327,908.7
                                                             -------------------------------------------------------------------
Totals                                                              23,916,444.4     2,180,139.1    (4,725,588.4)   21,370,995.1
                                                             ===================================================================

* See Footnote 8 for details.
                                                                              69

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2012 was as follows:

                                                                         NUMBER                                   NUMBER
                                                                        OF UNITS                                 OF UNITS
                                                                       BEGINNING       UNITS        UNITS           END
                                                             NOTES*     OF YEAR      PURCHASED     REDEEMED       OF YEAR
---------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
  Capital Appreciation ...................................              408,264.4     40,670.9     (52,528.9)     396,406.4
  Large Cap Growth .......................................              559,699.1     44,488.5    (103,206.0)     500,981.6
  Mid Cap Growth .........................................              260,039.3     23,465.1     (32,878.0)     250,626.4
  Small Cap Growth .......................................              785,341.0     36,547.8    (102,640.0)     719,248.8
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income ......................................               26,338.8     20,953.8      (1,141.6)      46,151.0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ...............................................                7,586.0      2,426.7      (1,296.9)       8,715.8
  Income & Growth ........................................               89,227.9     15,055.8      (4,371.2)      99,912.5
  Inflation Protection ...................................                8,027.0      1,081.2        (886.1)       8,222.1
  International ..........................................              431,812.3     54,013.2     (72,360.6)     413,464.9
  Large Company Value ....................................                  304.9           --            --          304.9
  Ultra ..................................................                  942.5      1,091.3        (102.2)       1,931.6
  Value ..................................................              301,367.3     18,594.1     (24,063.7)     295,897.7
  Vista ..................................................                6,141.3        220.2      (1,080.3)       5,281.2
COLUMBIA VARIABLE PRODUCTS TRUST:
  CVP Seligman Global Technology .........................              127,122.9     14,997.3     (18,062.6)     124,057.6
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond .....................................                2,215.2      2,098.4         (27.1)       4,286.5
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index ..................................                3,975.2     12,865.7      (7,731.1)       9,109.8
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ................              825,219.6    101,843.4     (82,218.5)     844,844.5
DREYFUS STOCK INDEX FUND: ................................            2,465,525.8    232,226.8    (431,086.5)   2,266,666.1
DREYFUS VARIABLE INVESTMENT FUND:
  International Value ....................................               79,774.4      8,744.4     (20,539.9)      67,978.9
FEDERATED INSURANCE SERIES:
  High Income Bond II ....................................              160,661.9     63,302.4     (52,055.8)     171,908.5
  Kaufmann II ............................................               12,402.5        630.6      (1,149.7)      11,883.4
  Managed Volatility II ..................................              134,725.4     34,581.2     (24,461.6)     144,845.0
GUGGENHEIM VARIABLE INSURANCE FUNDS: .....................      a
  All-Asset Aggressive Strategy ..........................      b           138.8         91.8            --          230.6
  All-Asset Conservative Strategy ........................      b            47.3        376.1        (194.7)         228.7
  All-Asset Moderate Strategy ............................      b         3,426.0        379.4          (3.3)       3,802.1
  CLS AdvisorOne Amerigo .................................      b            60.4           --            --           60.4
  Multi-Hedge Strategies .................................      b           909.1        208.2        (301.9)         815.4
  Rydex Banking ..........................................      c           465.5      3,007.5      (3,076.8)         396.2
  Rydex Basic Materials ..................................      c        12,939.1      3,087.1      (6,719.5)       9,306.7
  Rydex Biotechnology ....................................      c         8,872.5     40,985.6     (17,203.5)      32,654.6
  Rydex Commodities Strategy .............................      c           826.5      1,862.4      (1,245.0)       1,443.9
  Rydex Consumer Products ................................      c         7,703.9      1,109.1        (894.3)       7,918.7
  Rydex Dow 2X Strategy ..................................      c         9,960.2      8,885.1     (12,637.7)       6,207.6
  Rydex Electronics ......................................      c         1,804.1        524.7      (2,314.2)          14.6
  Rydex Energy ...........................................      c        28,438.1      7,846.0      (7,180.9)      29,103.2
  Rydex Energy Services ..................................      c        49,805.3      3,592.9     (17,424.8)      35,973.4
  Rydex Europe 1.25X Strategy ............................      c         4,131.7        676.9        (577.4)       4,231.2
  Rydex Financial Services ...............................      c           705.6      3,115.7      (2,375.6)       1,445.7
  Rydex Government Long Bond 1.2X Strategy ...............      c       135,046.2     74,596.9    (160,013.3)      49,629.8
  Rydex Health Care ......................................      c         3,693.9      1,837.8      (3,252.9)       2,278.8
  Rydex Internet .........................................      c           955.4        580.7        (571.0)         965.1
  Rydex Inverse Dow 2X Strategy ..........................      c         7,388.9     22,902.8     (29,686.5)         605.2
  Rydex Inverse Government Long Bond Strategy ............      c        23,756.9      1,359.1     (15,469.9)       9,646.1
  Rydex Inverse Mid-Cap Strategy .........................      c           496.5          6.4        (496.4)           6.5
  Rydex Inverse NASDAQ-100(R) Strategy ...................      c           618.9     31,330.4     (31,948.3)           1.0
  Rydex Inverse Russell 2000(R) Strategy .................      c         1,645.0     18,406.4     (19,699.1)         352.3
  Rydex Inverse S&P 500 Strategy .........................      c       116,388.9      6,482.2     (47,306.1)      75,565.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

===========================================================================================================================
                                                                         NUMBER                                   NUMBER
                                                                        OF UNITS                                 OF UNITS
                                                                       BEGINNING       UNITS        UNITS           END
                                                             NOTES*     OF YEAR      PURCHASED     REDEEMED       OF YEAR
---------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE FUNDS: (continued)
  Rydex Japan 2X Strategy ................................      c         1,913.4      1,440.7      (2,361.9)         992.2
  Rydex Leisure ..........................................      c         1,408.6         27.1        (471.9)         963.8
  Rydex Mid Cap 1.5X Strategy ............................      c        11,358.9     20,474.1     (27,882.3)       3,950.7
  Rydex NASDAQ-100(R) ....................................      c         6,909.6      5,941.3      (1,179.4)      11,671.5
  Rydex NASDAQ-100(R) 2X Strategy ........................      c        19,334.0     75,332.7     (77,949.8)      16,716.9
  Rydex Nova .............................................      c           592.2        422.3          (0.1)       1,014.4
  Rydex Precious Metals ..................................      c        38,040.3     21,497.4     (19,064.4)      40,473.3
  Rydex Real Estate ......................................      c         5,365.1      3,051.4      (4,227.7)       4,188.8
  Rydex Retailing ........................................      c         1,679.7      2,044.8      (2,260.5)       1,464.0
  Rydex Russell 2000(R) 1.5X Strategy ....................      c        85,533.8     14,343.1     (60,313.2)      39,563.7
  Rydex Russell 2000(R) 2X Strategy ......................      c        76,748.5     23,782.5     (81,201.5)      19,329.5
  Rydex S&P 500 2X Strategy ..............................      c         2,926.2     11,084.4      (7,519.4)       6,491.2
  Rydex S&P 500 Pure Growth ..............................      c         8,422.4      1,327.8        (768.9)       8,981.3
  Rydex S&P 500 Pure Value ...............................      c         4,436.7        536.9      (1,895.4)       3,078.2
  Rydex S&P MidCap 400 Pure Growth .......................      c         7,191.5        419.7      (5,640.2)       1,971.0
  Rydex S&P MidCap 400 Pure Value ........................      c         3,646.2         81.4      (2,011.1)       1,716.5
  Rydex S&P SmallCap 600 Pure Growth .....................      c         1,907.6         94.8         (68.9)       1,933.5
  Rydex S&P SmallCap 600 Pure Value ......................      c         8,714.8      2,210.7      (8,413.7)       2,511.8
  Rydex Strengthening Dollar 2X Strategy .................      c           324.5      9,523.6      (9,377.5)         470.6
  Rydex Technology .......................................      c           501.1        659.6        (373.2)         787.5
  Rydex Transportation ...................................      c           860.1         22.5        (791.6)          91.0
  Rydex U.S. Government Money Market .....................      c       447,226.8           --    (306,688.4)     140,538.4
  Rydex Utilities ........................................      c        14,988.4      1,683.7      (6,025.0)      10,647.1
  Rydex Weakening Dollar 2X Strategy .....................      c           237.1      1,218.6      (1,452.4)           3.3
  Long Short Equity ......................................    b,k         7,195.6      3,422.3      (2,473.6)       8,144.3
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity ............................................                6,374.1        551.7        (596.0)       6,329.8
  Diversified Dividend ...................................      d         5,457.6        434.4      (5,745.6)         146.4
  Global Health Care .....................................               53,195.3     17,392.1      (5,241.9)      65,345.5
  Global Real Estate .....................................              298,318.5     82,312.9     (35,599.3)     345,032.1
  High Yield .............................................                2,802.2      9,046.0        (444.5)      11,403.7
  Mid Cap Core Equity ....................................               23,615.6        577.9      (4,023.4)      20,170.1
  Money Market ...........................................      e              --    423,247.6     (93,599.7)     329,647.9
  Technology .............................................               15,459.4      3,747.0      (1,067.0)      18,139.4
  Value Opportunities ....................................      f        38,216.9      7,316.7     (12,391.7)      33,141.9
JANUS ASPEN SERIES:
  Balanced ...............................................               40,000.2     12,908.2     (16,388.9)      36,519.5
  Enterprise .............................................            1,465,101.7     91,554.7    (251,718.7)   1,304,937.7
  Forty ..................................................                4,870.4     11,312.3      (2,699.7)      13,483.0
  Janus ..................................................            1,541,700.8    113,215.7    (200,937.1)   1,453,979.4
  Overseas ...............................................              404,874.7     75,267.0     (89,977.1)     390,164.6
  Perkins Mid Cap Value ..................................                5,631.3        841.5      (1,511.1)       4,961.7
  Global Research ........................................      l     2,113,922.5    112,189.9    (277,792.0)   1,948,320.4
LAZARD RETIREMENT SERIES:
  Emerging Markets Equity ................................               48,191.7      4,193.7     (10,573.1)      41,812.3
  International Equity ...................................                6,970.3        210.5      (3,127.5)       4,053.3
  US Small-Mid Cap Equity ................................              202,963.6     19,094.7     (30,662.9)     191,395.4
  US Strategic Equity ....................................               26,388.9        914.1      (4,975.0)      22,328.0
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I ........................                2,169.2        778.7        (419.1)       2,528.8
  ClearBridge Equity Income I ............................      m         1,274.8         97.7          (8.6)       1,363.9
  ClearBridge All Cap Value I ............................      n           676.4        250.1         (14.1)         912.4
  ClearBridge Large Cap Growth I .........................                  487.0        480.8        (200.8)         767.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ...................                  950.7      2,171.8        (494.5)       2,628.0
  Western Asset Strategic Bond ...........................                8,236.9      5,324.9      (9,125.4)       4,436.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

===========================================================================================================================
                                                                        NUMBER                                    NUMBER
                                                                       OF UNITS                                  OF UNITS
                                                                      BEGINNING       UNITS        UNITS           END
                                                             NOTES*    OF YEAR      PURCHASED     REDEEMED       OF YEAR
---------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
  Calibrated Dividend Growth .............................      o        48,950.3      4,618.9     (11,507.0)      42,062.2
  Growth and Income ......................................              443,258.8     39,570.7     (68,900.4)     413,929.1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value ........................................      g       148,654.4     12,423.9     (31,846.0)     129,232.3
  Mid-Cap Growth .........................................               13,049.4      3,465.5      (6,480.0)      10,034.9
  Mid Cap Instrinsic Value ...............................      h        22,216.6     17,922.6     (23,176.7)      16,962.5
  Short Duration Bond ....................................              149,736.1     11,625.9     (50,645.8)     110,716.2
  Small-Cap Growth .......................................               22,936.9      6,772.9      (3,310.3)      26,399.5
  Socially Responsive ....................................                  486.4         58.0          (8.8)         535.6
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ...........................................              625,267.6     58,216.9    (157,023.0)     526,461.5
  JNF Equity .............................................            6,578,040.4    180,169.1    (893,319.2)   5,864,890.3
  JNF Equity - NQ ........................................              202,540.2         68.0     (56,916.1)     145,692.1
  JNF Money Market .......................................      i       561,173.5     59,299.5    (620,473.0)            --
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ..............................................               12,970.9      9,555.5      (3,215.0)      19,311.4
  CommodityRealReturn Strategy ...........................                1,627.4        476.9        (544.8)       1,559.5
  Emerging Markets Bond ..................................                5,825.5      2,629.0      (3,128.2)       5,326.3
  Foreign Bond US Dollar-Hedged ..........................                  488.7      1,220.9        (143.9)       1,565.7
  Global Bond Unhedged ...................................                3,001.3      4,425.8      (1,653.3)       5,773.8
  High Yield .............................................                2,455.1      1,960.7      (1,267.2)       3,148.6
  Long Term US Government ................................               14,650.9      5,863.8     (14,099.4)       6,415.3
  Low Duration ...........................................                5,967.6        545.2        (452.6)       6,060.2
  Real Return ............................................              674,915.4    134,056.5    (137,278.9)     671,693.0
  Short-Term .............................................                5,272.2      1,938.0      (3,114.7)       4,095.5
  Total Return ...........................................              496,699.9    429,839.0    (124,471.9)     802,067.0
PIONEER VARIABLE CONTRACTS TRUST:
  Emerging Markets .......................................               22,745.1        720.6     (11,529.3)      11,936.4
  Equity Income ..........................................              235,424.7     20,721.3      (5,667.3)     250,478.7
  Fund ...................................................              115,337.0     18,225.0      (4,351.7)     129,210.3
  Disciplined Value ......................................      j            53.5         23.4          (3.5)          73.4
  High Yield .............................................               15,699.0      1,349.7      (8,691.0)       8,357.7
  Mid Cap Value ..........................................                2,987.4        138.7      (1,649.1)       1,477.0
  Strategic Income .......................................                1,084.1      4,631.6      (3,861.5)       1,854.2
ROYCE CAPITAL FUND:
  Micro-Cap ..............................................              198,702.1     15,485.0     (73,799.4)     140,387.7
  Small-Cap ..............................................              207,768.9     16,022.2     (62,703.8)     161,087.3
THIRD AVENUE VARIABLE SERIES TRUST:
  Value ..................................................              441,911.1     83,175.9    (101,784.8)     423,302.2
VAN ECK VIP TRUST:
  Emerging Markets .......................................              238,426.2     19,490.8     (84,366.7)     173,550.3
  Unconstrained Emerging Markets Bond ....................      p        41,656.8      2,602.2     (13,394.9)      30,864.1
  Global Hard Assets .....................................              147,594.5     11,737.1     (24,440.1)     134,891.5
  Multi-Manager Alternatives .............................               55,709.7     17,617.8     (49,871.4)      23,456.1
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery ..............................................               31,930.5      2,048.7      (3,168.6)      30,810.6
  Opportunity ............................................              379,662.3     30,406.7     (76,545.7)     333,523.3
                                                                     ------------------------------------------------------
                                                                     26,369,131.6  3,390,345.9  (5,843,033.1)  23,916,444.4
                                                                     ======================================================
* See Footnote 8 for details.

JEFFERSON NATIONAL LIFE VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2013:

a)    For the period January 1, 2013 through August 23, 2013 (liquidation of fund).

b) Guggenheim Long Short Equity was formerly Guggenheim U.S. Long Short Momentum prior to its name change effective Oct 30, 2013.

c) Invesco Value Opportunities was formerly Invesco Van Kampen Value Opportunities prior to its name change effective May 1, 2013.

d) Janus Aspen Series - Institutional Global Research was formerly Janus Aspen Series - Institutional Worldwide prior to its name change effective May 1, 2013.

e) Legg Mason All Cap Value was formerly Legg Mason Fundamental All Cap Value prior to its name change effective May 1, 2013.

f) Legg Mason Equity Income was formerly Legg Mason Equity Income Builder prior to its name change effective May 1, 2013.

g) Lord Abbett Calibrated Dividend Growth was formerly Lord Abbett Capital Structure prior to its name change effective May 1, 2013.

h) Pioneer Disciplined Value was formerly Pioneer Fundamental Value prior to its name change effective May 1, 2013.

i) Van Eck Unconstrained Emerging Markets Bond was formerly Van Eck Global Bond prior to its name change effective May 1, 2013.

      FOR THE PERIOD ENDING DECEMBER 31, 2012:

a) The Guggenheim Variable Insurance Funds was formerly Rydex Variable Trust prior to its name change effective May 1, 2012.

b) The following funds in the Guggenheim Variable Insurance Funds, formerly Rydex Variable Trust, removed SGI from the fund names effective March 1, 2012:

      Guggenheim All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy

      Guggenheim All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy

      Guggenheim All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy

      Guggenheim CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo

      Guggenheim CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne
      Clermont

      Guggenheim Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies

      Guggenheim U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum

c) The Guggenheim VIT funds not mentioned in 2012 Footnote "b" above added "Rydex" as a prefix to the fund name as of May 1, 2012

d) Invesco V.I. Diversified Dividend Fund was formerly Invesco V.I. Diversified Growth Fund prior to its name change May 1, 2012.

e)    For the period May 1, 2012 (inception of fund) through December 31, 2012.

f) Invesco Value Opportunities Fund was formerly Invesco Van Kampen Value Opportunities Fund prior to its name change effective May 1, 2013 and Invesco Van Kampen Value Opportunities was formerly Invesco Basic Value prior to its name change May 1, 2012.

g) Neuberger Large Cap Value Portfolio was formerly Neuberger Partners prior to its name change May 1, 2012.

h) Neuberger Mid Cap Intrinsic Value Portfolio was formerly Neuberger Regency Portfolio prior to its name change May 1, 2012.

i)    For the period January 1, 2012 through May 15, 2012 (liquidation of fund).

j) Pioneer Disciplined Value was formerly Pioneer Fundamental Value prior to its name change effective May 1, 2013 and Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.

k) Guggenheim Long Short Equity was formerly the Guggenheim U.S. Long Short Momentum prior to its name change effective Oct 30, 2013.

l) Janus Aspen Series - Institutional Global Research was formerly Janus Aspen Series - Institutional Worldwide prior to its name change effective May 1, 2013.

m) Legg Mason Equity Income was formerly Legg Mason Equity Income Builder prior to its name change effective May 1, 2013.

n) Legg Mason All Cap Value was formerly Legg Mason Fundamental All Cap Value prior to its name change effective May 1, 2013.

o) Lord Abbett Calibrated Dividend Growth was formerly Lord Abbett Capital Structure prior to its name change effective May 1, 2013.

p) Van Eck Unconstrained Emerging Markets Bond was formerly Van Eck Global Bond prior to its name change effective May 1, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C (the "Account") as of December 31, 2013, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2013 and the financial highlights for each of the five years in the periods ended December 31, 2013. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2013, the results of its operations, changes in its net assets for the each of the two years in the period ended December 31, 2013, and financial highlights for each of the five years in the periods ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 30, 2014

================================================================================

                        JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                        SPONSOR
                        Jefferson National Life Insurance Company
                        DISTRIBUTOR
                        Jefferson National Securities Corporation
                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        BDO USA, LLP

                                    PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2013 and 2012, and for the three years then ended December 31, 2013.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2013 and for each of the two years ended December 31, 2013.

(b)   Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - GROUP MAXIFLEX



(1)     (a)         Resolution of Board of Directors of the Company authorizing the establishment     (10)
                    of the Separate Account.

        (b)         Resolution Changing the Name of the Separate Account                              (1)

(2)                 Not Applicable.

(3)     (a)  (i)    Form of Principal Underwriter's Agreement of the Company on behalf of the         (1)
                    Separate Account and Inviva Securities Corporation.

             (ii)   Form of Amendment to Principal Underwriters Agent.                                (1)

        (b)         Form of Selling Agreement                                                         (1)

(4)     (a)         Form of Contract. (32-4000C)                                                      (1)

        (b)         Form of Contract Amendments for Separate Account Change.                          (1)

        (c)         Form of Age 100 Endorsement (Annuity Date END 8-12)                               (20)

        (d)         Form of 403(b) Endorsement (JNL-403(b) END 7-12)                                  (20)

(5)                 Form of Application for Individual Annuity Contract. (JNL-6000)                   (1)

(6)     (a)         Amended and Restated Articles of Incorporation of Conseco Variable Insurance      (1)
                    Company.

        (b)         Amended and Restated By-Laws of the Company.                                      (1)

(7)                 Not Applicable.

(8)     (a)         Form of Participation Agreement dated October 23, 2002 with Conseco Series        (1)
                    Trust and Conseco Equity Sales, Inc. and amendments thereto dated September
                    10, 2003 and February 1, 2001.

             (i)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated          (13)
                    October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and
                    Jefferson National Life Insurance Company.


                                  C-1


        (b)  (i)    Form of Participation Agreement by and among A I M Distributors, Inc.,            (3)
                    Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

             (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement by and       (1)
                    among A I M Distributors, Inc., Jefferson National Life Insurance Company, on
                    behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

             (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement by and         (13)
                    among A I M Distributors, Inc., Jefferson National Life Insurance Company, on
                    behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

             (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement by and         (15)
                    among A I M Distributors, Inc., Jefferson National Life Insurance Company, on
                    behalf of itself and its separate accounts, and Jefferson National Securities
                    Corporation dated May 1, 2003.

             (v)    Form of amendment dated August 10, 2010 to the form of Participation Agreement    (18)
                    dated May 1, 2003 by and among AIM Variable Insurance Funds,  INVESCO/AIM
                    Distributors, and Jefferson National Life

             (vi)   Form of amendment dated September 13, 2010 to the form of Participation           (18)
                    Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds,
                    INVESCO/AIM Distributors, and Jefferson National Life

        (c)  (i)    Form of Participation Agreement among the Alger American Fund, Great American     (4)
                    Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31,
                    1995.

             (ii)   Form of Amendment dated November 5, 1999 to the Participation Agreement among     (5)
                    the Alger American Fund, Great American Reserve Insurance Company and Fred
                    Alger and Company, Inc. dated March 31, 1995.

             (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement among     (5)
                    the Alger American Fund, Great American Reserve Insurance Company and Fred
                    Alger and Company, Inc. dated March 31, 1995.

             (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the Participation         (1)
                    Agreement among the Alger American Fund, Great American Reserve Insurance
                    Company and Fred Alger and Company, Inc. dated March 31, 1995.

             (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement among the      (13)
                    Alger American Fund, Jefferson National Life Insurance Company and Fred Alger
                    and Company, Inc. dated March 31, 1995.

             (vi)   Form of Amendment dated May 1, 2008 to the Participation Agreement among The      (15)
                    Alger American Fund, Jefferson National Life Insurance Company and Fred Alger
                    and Company, Inc. dated March 31, 1995.

        (d)  (i)    Form of Participation Agreement between Great American Reserve Insurance          (4)
                    Company and American Century Investment Services as of 1997.

             (ii)   Form of Amendment dated November 15, 1997 to the Participation Agreement          (5)
                    between Great American Reserve Insurance Company and American Century
                    Investment Services as of 1997.


                                  C-2


             (iii)  Form of Amendment dated December 31, 1997 to the Participation Agreement          (5)
                    between Great American Reserve Insurance Company and American Century
                    Investment Services as of 1997.

             (iv)   Form of Amendment dated January 13, 2000 to the Participation Agreement           (5)
                    between Great American Reserve Insurance Company and American Century
                    Investment Services as of 1997.

             (v)    Form of Amendment dated February 9, 2001 to the Participation Agreement           (5)
                    between Great American Reserve Insurance Company and American Century
                    Investment Services as of 1997.

             (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation    (1)
                    Agreement between Great American Reserve Insurance Company and American
                    Century Investment Services as of 1997.

             (vii)  Form of Amendment dated May 1, 2005 to the Participation Agreement between        (11)
                    Jefferson National Life Insurance Company and American Century Investment
                    Services as of 1997.

             (viii) Form of Amendment dated May 1, 2006 to the Participation Agreement between        (13)
                    Jefferson National Life Insurance Company and American Century Investment
                    Services as of 1997.

             (ix)   Form of Amendment dated May 1, 2007 to the Participation Agreement between        (14)
                    Jefferson National Life Insurance Company and American Century Investment
                    Services.

             (x)    Form of Amendment October 26, 2010 to the Participation Agreement as of 1997      (18)
                    between Jefferson National Life Insurance Company and American Century
                    Investment Services.


        (e)  (i)    Form of Participation Agreement dated May 1, 1995 by and among Conseco            (5)
                    Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                    Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund,
                    Inc. and Dreyfus Investment Portfolios.

             (ii)   Form of Amendment dated March 21, 2002 to the Participation Agreement dated       (5)
                    May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable
                    Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                    Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

             (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated May      (1)
                    1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable
                    Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                    Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

             (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995     (1)
                    by and among Conseco Variable Insurance Company, Dreyfus Variable Investment
                    Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and
                    Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

             (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May      (11)
                    1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus
                    Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.,
                    Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.


                                  C-3


        (f)  (i)    Form of Participation Agreement dated March 6, 1995 by and among Great            (4)
                    American Reserve Insurance Company and Insurance Management Series, Federated
                    Securities Corp.

             (ii)   Form of Amendment dated 1999 to the Participation Agreement dated  March 6,       (5)
                    1995 by and among Conseco Variable Insurance Company, Federated Insurance
                    Series and Federated Securities Corp.

             (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated     (5)
                    March 6, 1995 by and among Conseco Variable Insurance Company, Federated
                    Insurance Series and Federated Securities Corp.

             (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6,        (1)
                    1995 by and among Conseco Variable Insurance Company, Federated Insurance
                    Series and Federated Securities Corp.

             (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated March    (13)
                    6, 1995 by and among Jefferson National Life Insurance Company, Federated
                    Insurance Series and Federated Securities Corp.

        (g)  (i)    Form of Participation Agreement by and among First American Insurance             (6)
                    Portfolios, Inc., First American Asset Management and Conseco Variable
                    Insurance Company dated 2001.

             (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and      (5)
                    among First American Insurance Portfolios, Inc., First American Asset
                    Management and Conseco Variable Insurance Company dated 2001.

             (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and         (1)
                    among First American Insurance Portfolios, Inc., First American Asset
                    Management and Conseco Variable Insurance Company dated 2001.

        (h)  (i)    Form of Participation Agreement among Janus Aspen Series and Jefferson            (1)
                    National Life Insurance Company dated May 1, 2003 and Form of Amendment dated
                    July 2003 thereto.

             (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus    (11)
                    Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.

             (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus    (13)
                    Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance
                    Company dated February 1, 2001.

             (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus    (15)
                    Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance
                    Company dated February 1, 2001(Service and Institutional)

        (i)  (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard      (1)
                    Asset Management, LLC, Inviva Securities Corporation and Jefferson National
                    Life Insurance Company dated May 1, 2003.


                                  C-4


             (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among       (1)
                    Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva
                    Securities Corporation and Jefferson National Life Insurance Company dated May
                    1, 2003.

        (j)  (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett    (4)
                    & Co. and Great American Reserve Insurance Company.

             (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated     (7)
                    April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                    Insurance Company.

             (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April    (1)
                    10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance
                    Company.

             (iv)   Form of Participation Agreement dated February 13, 2008 by and among Jefferson    (16)
                    National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett
                    Distributor LLC.

        (k)  (i)    Form of Participation Agreement dated April 30, 1997 by and among                 (5)
                    Neuberger&Berman Advisers Management Trust, Advisers Managers Trust,
                    Neuberger&Berman Management Incorporated and Great American Reserve Insurance
                    Company.

             (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April    (5)
                    30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers
                    Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable
                    Insurance Company.

             (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated     (5)
                    April 30, 1997 by and among Neuberger & Berman Advisers Management Trust,
                    Advisers Managers Trust, Neuberger & Berman Management Incorporated and
                    Conseco Variable Insurance Company.

             (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April    (8)
                    30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger
                    Berman Management Incorporated and Jefferson National Life Insurance Company.

             (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated        (1)
                    April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                    Neuberger Berman Management Incorporated and Jefferson National Life Insurance
                    Company.

             (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April    (11)
                    30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger
                    Berman Management Incorporated and Jefferson National Life Insurance Company.

             (vii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated April    (13)
                    30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger
                    Berman Management Incorporated and Jefferson National Life Insurance Company.

             (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April    (14)
                    30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger
                    Berman Management Incorporated and Jefferson National Life Insurance Company.


                                  C-5


             (ix)   Form of Amendment dated May 1, 2009 to the Participation Agreement dated April    (16)
                    30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger
                    Berman Management Incorporated and Jefferson National Life Insurance Company.

        (l)  (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable     (1)
                    Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                    Insurance Company and amended dated April 13, 2004 thereto.

             (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May      (11)
                    1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors
                    Distributors LLC and Jefferson National Life Insurance Company.

             (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated May      (13)
                    1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors
                    Distributors LLC and Jefferson National Life Insurance Company.

             (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement dated May      (15)
                    1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor
                    Distributors LLC and Jefferson National Life Insurance Company.

             (v)    Form of Amendment dated May 1, 2009 to the Participation Agreement dated May      (16)
                    1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor
                    Distributors LLC and Jefferson National Life Insurance Company.

             (vi)   Form of amendment dated October 1, 2010 to the Participation Agreement dated      (18)
                    May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable
                    Insurance Trust, and Allianz Global Investors Distributors

             (vii)  Form of Amendment dated January 23, 2012 to the Participation Agreement dated     (19)
                    May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable
                    Insurance Trust, and PIMCO Investments LLC.

        (m)  (i)    Form of Participation Agreement dated May 1, 2003 among Pioneer Variable          (1)
                    Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment
                    Management, Inc. and Pioneer Funds Distributor, Inc.

             (ii)   Form of Amendment to the Participation Agreement dated May 1, 2003 among          (11)
                    Pioneer Variable Contract Trust, Jefferson National Life Insurance Company,
                    Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

             (iii)  Form of Amendment to Participation Agreement dated May 1, 2006 among Pioneer      (13)
                    Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer
                    Investment Management, Inc. and Pioneer Funds Distributor, Inc.

             (iv)   Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer      (15)
                    Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer
                    Investment Management, Inc. and Pioneer Funds Distributor, Inc.

             (v)    Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer      (16)
                    Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer
                    Investment Management, Inc. and Pioneer Funds Distributor, Inc.


                                  C-6


        (n)         Form of Participation Agreement dated May 1, 2003 by and among Royce Capital      (1)
                    Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company
                    and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.

             (i)    Form of Amendment to Participation Agreement dated May 1, 2006 among Royce        (13)
                    Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance
                    Company and Inviva Securities Corporation.

             (ii)   Form of Amendment to Participation Agreement dated May 1, 2008 among Royce        (15)
                    Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance
                    Company and Jefferson National Securities Corporation.

        (o)  (i)    Form of Participation Agreement dated March 24, 2000 by and among Conseco         (9)
                    Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services,
                    Inc.

             (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement     (1)
                    dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX
                    Variable Trust and PADCO Financial Services, Inc.

             (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement        (11)
                    dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                    RYDEX Variable Trust and PADCO Financial Services, Inc.

             (iv)   Form of Amendment dated May 1, 2006 to the Form of Participation Agreement        (13)
                    dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                    RYDEX Variable Trust and PADCO Financial Services, Inc.

             (v)    Form of Amendment dated March 31, 2008 to the Form of Participation Agreement     (15)
                    dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                    RYDEX Variable Trust and Rydex Distributors, Inc.

             (vi)   Form of Amendment dated May 1, 2010 to the Form of Participation Agreement        (17)
                    dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                    RYDEX Variable Trust and Rydex Distributors, Inc.

             (vii)  Form of amendment dated November 18, 2010 to the Form of Participation            (18)
                    Agreement dated March 24, 2000 by and among Jefferson National Life Insurance
                    Company, Rydex Variable Trust, and Rydex Distributors.

        (p)  (i)    Form of Participation Agreement dated April 2004 between Jefferson National       (1)
                    Life Insurance Company and Citigroup Global Markets Inc.

             (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April    (11)
                    2004 between Jefferson National Life Insurance Company and Citigroup Global
                    Markets Inc.

             (iii)  Form of Amendment dated April 28, 2007 to Form of Participation Agreement         (14)
                    dated April 2004 between Jefferson National Life Insurance Company and
                    Citigroup Global Markets Inc. (Legg Mason)

        (q)  (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman           (6)
                    Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                    Company.


                                  C-7


             (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated     (5)
                    May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                    and Conseco Variable Insurance Company.

             (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated       (1)
                    May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                    and Conseco Variable Insurance Company.

             (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000     (1)
                    by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco
                    Variable Insurance Company.

             (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated May      (13)
                    1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                    Jefferson National Life Insurance Company.

             (vi)   Form of Amendment dated March 31, 2008 to the Participation Agreement dated       (15)
                    May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                    and Jefferson National Life Insurance Company.

        (r)  (i)    Form of Participation Agreement dated April 30, 1997 by and among Great           (5)
                    American Reserve Insurance Company, Strong Variable Insurance Funds, Inc.,
                    Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds
                    Distributors, Inc.

             (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated        (5)
                    April 30, 1997 by and among Great American Reserve Insurance Company, Strong
                    Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong
                    Capital Management, Inc. and Strong Funds Distributors, Inc.

             (iii)  Form of Amendment dated December 14, 1999 to Participation Agreement dated        (5)
                    April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                    Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                    Capital Management, Inc. and Strong Investments, Inc.

             (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April      (5)
                    30, 1997 by and among Conseco Variable Insurance Company, Strong Variable
                    Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital
                    Management, Inc. and Strong Investments, Inc.

             (v)    Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation      (1)
                    Agreement dated April 30, 1997 by and among Conseco Variable Insurance
                    Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                    Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

        (s)  (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third         (8)
                    Avenue Management LLC and Jefferson National Life Insurance Company.

             (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May    (1)
                    1, 2003 with by and among Third Avenue Management LLC and Jefferson National
                    Life Insurance Company.

        (t)  (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco      (5)
                    Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck
                    Associates Corporation.


                                  C-8


             (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated         (5)
                    February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                    Worldwide Insurance Trust and Van Eck Associates Corporation.

             (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated         (5)
                    February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                    Worldwide Insurance Trust and Van Eck Associates Corporation.

             (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1,     (8)
                    1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates
                    Corporation and Jefferson National Life Insurance Company.

             (v)    Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1,     (17)
                    1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates
                    Corporation and Jefferson National Life Insurance Company.

        (u)  (i)    Form of Participation Agreement between Jefferson National Life Insurance         (1)
                    Company, Bisys Fund Services LP, Choice Investment Management Variable
                    Insurance funds dated May 1, 2003.

             (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson     (1)
                    National Life Insurance Company, Bisys Fund Services LP, Choice Investment
                    Management Variable Insurance funds dated May 1, 2003.

        (v)  (i)    Form of Participation Agreement between Jefferson National Life Insurance         (11)
                    Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust
                    date April 8, 2005.

             (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between            (13)
                    Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC
                    and Wells Fargo Variable Trust dated April 8, 2005.

             (iii)  Form of Amendment dated May 1, 2008 to Participation Agreement between            (15)
                    Jefferson National Life Insurance Company, Jefferson National Securities
                    Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust
                    dated April 8, 2005.

        (w)  (i)    Form of Participation Agreement between Jefferson National Life Insurance         (11)
                    Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May
                    1, 2005.

             (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between            (13)
                    Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and
                    Potomac Insurance Trust dated May 1, 2005.

             (iii)  Form of Amendment dated May 1, 2008 to Participation Agreement between            (15)
                    Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and
                    Direxion Insurance Trust dated May 1, 2005.

        (x)  (i)    Form of Participation Agreement between Jefferson National Life Insurance         (13)
                    Company, Alliance Capital Management L.P. and AllianceBernstein Investment
                    Research and Management, Inc. dated May 1, 2006.

             (ii)   Form of Amendment dated March 8, 2008 to Form of Participation Agreement          (15)
                    between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                    AllianceBernstein Investments, Inc. dated May 1, 2006.


                                  C-9


        (y)  (i)    Form of Participation Agreement between Northern Lights Variable Trust and        (14)
                    Jefferson National Life Insurance Company dated May 1, 2007

             (ii)   Form of Amended Participation Agreement between Northern Lights Variable Trust    (15)
                    and Jefferson National Life Insurance Company dated March 18, 2008.

        (z)  (i)    Form of Participation Agreement among Jefferson National Life Insurance           (17)
                    Company, Federated Insurance Series and Federated Securities Corp. dated
                    March, 2010.

        (aa) (i)    Form of Participation Agreement dated August 24, 2011 by and among Jefferson      (19)
                    National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex
                    Distributors, LLC.

(9)                 Opinion and Consent of Counsel.                                                   (21)

(10)                Opinion and Consent of Outside Auditors.                                          (21)

(11)                Financial Statements omitted from Item 23 above.                                  N/A

(12)                Initial Capitalization Agreement.                                                 N/A

(13)         (i)    Powers of Attorney.                                                               (1)

             (ii)   Powers of Attorney- Laurence Greenberg                                            (12)

             (iii)  Powers of Attorney - Robert Jefferson                                             (13)

             (iv)   Powers of Attorney - Joseph F. Vap                                                (16)

             (v)    Powers of Attorney - for Mitchell H. Caplan                                       (17)

             (vi)   Powers of Attorney for - Robert C. Covington                                      (19)

             (vii)  Powers of Attorney for - Andrew T. Mulderry                                       (19)

             (viii) Powers of Attorney for - Steven F. Piaker                                         (19)

             (ix)   Powers of Attorney for - Eric S. Schwartz                                         (19)

             (x)    Powers of Attorney for - David Lau                                                 (20)



(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000486)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000128).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 22 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-98-000128).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002834).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 40 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06003344).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 41 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003576).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 42 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002103).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 43 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001560).

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 44 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2010 (0000891092-10-001649).

(18) Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 45 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002733)

(19) Incorporated herein by reference to Post-Effective Amendment Nos. 23 and 46 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2012 (Accession Number 0000891092-12-002739)

(20) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 47 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2013 (Accession Number 0000891092-13-003472)

(21)  Filed herewith



ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, Ky 40223, unless otherwise noted.

NAME                          POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan            Director, Chief Executive Officer
Laurence P. Greenberg         Director, President
Craig A. Hawley               General Counsel and Secretary
David Lau                     Chief Operating Officer
Joseph Vap                    Chief Financial Officer and Treasurer
Robert C. Covington (1)       Director
Andrew T. Mulderry (2)        Director
Steven F. Piaker (3)          Director
Eric S. Schwartz (4)          Director


(1)   The business address of this director is 2 Lenon Place, Little Rock, AR
72207

(2)   The business address of this director is  240 Forest Avenue, Rye NY
10580

(3)   The business address of this director is 64 Arlen Way, West Hartford, CT
06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


Revised 12/31/13                                        Organizational Chart



 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
    Mitch Caplan          Employees &         New Investors          Employees              New Investors          Employees
    & Affiliates         New Investors       100% of Series B     100% of Series C         100% of Series A     100% of Series B
 90.7% of Series A      9.3% of Series A       non-voting            non-voting            voting units (6)        non-voting
  voting units (2)      voting units (3)        units (4)           profit units                                  profit units
 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        -----------------------------------------------------------------                         ----------------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
                                ---------------                                                      -----------------
                                 JNF Investors                                                        JNF Co-Investor
                                  LLC ("JNFI")                     Managing Member                     LLC ("JNFCI")
                                  100% of JNFC   ------------------------------------------------>      100% of JNFC
                                 Class A voting                                                         Class B non-
                                   shares (1)                                                        voting shares (5)
                                ---------------                                                      -----------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
 ---------------------------------------------------------------------------------------------------------------------------------
                                           Jefferson National Financial Corp. ("JNFC")
 ---------------------------------------------------------------------------------------------------------------------------------
                                |                    |                   |
                                |                    |                   |
                                |                    |                   |
                        ------------------   ------------------   ------------------
                        Jefferson National   Jefferson National   JNF Advisors, Inc.
                          Life Insurance         Securities          (Registered
                             Company            Corporation       Investment Adviser
                         (Insurance Co.)      (Broker/Dealer)       for JNF Funds)
                        ------------------   ------------------   ------------------
                                |
                                |
                                |
                        ------------------
                        435 Management LLC
                           (REO Mgmt)
                        ------------------

(1) Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.

(2) Series A voting units controlled by JNFC's CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3) Series A voting units controlled by JNFC employees and SG-Jefferson LLC. Ownership of Mr. Caplan excluded from this group. In addition, certain employees received non-voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total. SG-Jefferson owns 5.6% of the Series A voting units.

(4) Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.

(5) Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6) Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.


ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 21, 2014, the number of The MaxiFlex Group contracts funded by Jefferson National Life Annuity Account C was 1658 of which 1646 were qualified contracts and 12 were non-qualified contracts.


ITEM 28.    INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G


(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.



NAME                               POSITIONS AND OFFICES
Craig A. Hawley                    President, General Counsel and Secretary
Jon Hurd*                          Financial & Operations Principal
* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972



(c)   JNSC retains no compensation or commissions from the registrant.

                          NET        COMPENSATION
    NAME OF          UNDERWRITING    ON REDEMPTION
   PRINCIPAL         DISCOUNTS AND        OR          BROKERAGE
  UNDERWRITER         COMMISSIONS    ANNUITIZATION   COMMISSIONS   COMPENSATION
Jefferson National       None             None           None         None
Securities
Corporation

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.    REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program ("Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 25 and 48 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 30th day of April, 2014.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:     /s/ Mitchell H Caplan *
Name:   Mitchell H. Caplan

Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



       SIGNATURE                                                       TITLE                                              DATE

/s/Mitchell H. Caplan*                                   Director, Chief Executive Officer                              04/30/2014
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*                               Director, President                                            04/30/2014
Name: Laurence Greenberg

/s/ Joseph F. Vap*                                       Director, Chief Financial Officer and Treasurer                04/30/2014
Name: Joseph F. Vap

/s/ David Lau                                            Director, Chief Operating Officer                              04/30/2014
Name: David Lau

/s/ Andrew Mulderry*                                     Director                                                       04/30/2014
Name: Andrew Mulderry

/s/ Robert C. Covington*                                 Director                                                       04/30/2014
Name: Robert C. Covington

/s/ Eric Schwartz*                                       Director                                                       04/30/2014
Name: Eric Schwartz

s/s Steven F. Piaker*                                    Director                                                       04/30/2014
Name: Steven F. Piaker

/s/ Craig A. Hawley*                                     Director, General Counsel & Secretary                          04/30/2014
Name:  Craig A. Hawley
Attorney in Fact


                                EXHIBIT INDEX



(9)          Opinion and Consent of Counsel.

(10)         Consent of Independent Registered Public Accounting Firm.